UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04149

Franklin Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: _2/28

Date of reporting period: 5/31/18

Item 1. Schedule of Investments.

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2018 (unaudited)
Franklin Alabama Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 98.4%
Alabama 98.4%
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue, Series A, 5.00%, 6/01/37	$3,000,000	$3,520,680
Alabama Special Care Facilities Financing Authority Birmingham Revenue, Ascension Senior Credit Group,
Refunding, Series B, 5.00%, 11/15/46.	3,000,000	3,385,200
Alabama State Port Authority Docks Facilities Revenue, Pre-Refunded, 6.00%, 10/01/40	3,000,000	3,275,490
Anniston PBA Building Revenue, Judicial Center Project, AGMC Insured, Pre-Refunded, 5.00%, 3/01/43.	4,120,000	4,454,915
Auburn University General Fee Revenue, Refunding, Series A, 5.00%, 6/01/33	2,500,000	2,858,975
Baldwin County Board of Education Revenue,
Capital Outlay School wts., Refunding, 5.00%, 6/01/24	2,605,000	2,872,820
Capital Outlay School wts., Refunding, 5.00%, 6/01/26	2,870,000	3,142,105
Capital Outlay School wts., Refunding, 5.00%, 6/01/27	3,015,000	3,299,646
School wts., Refunding, 5.00%, 6/01/31	2,000,000	2,248,160
Bessemer Governmental Utility Services Corp. Water Supply Revenue, Refunding, BAM Insured, 5.00%,
6/01/39	6,000,000	6,814,920
Bessemer Water Revenue, wts., Refunding, AGMC Insured, 5.00%, 1/01/47.	2,590,000	2,895,931
Birmingham GO, Convertible, Capital Appreciation, Series A, 5.00%, 3/01/43	5,000,000	5,473,400
Birmingham Special Care Facilities Financing Authority Health Care Facility Revenue, Children’s Hospital,
Assured Guaranty, Pre-Refunded, 6.00%, 6/01/39	4,000,000	4,168,000
Birmingham Water Works Board Water Revenue,
Senior, Refunding, Series A, 4.00%, 1/01/35	4,000,000	4,204,520
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 1/01/39	5,950,000	6,074,771
Series B, 5.00%, 1/01/43	3,745,000	4,091,375
Subordinate, Refunding, Series B, 5.00%, 1/01/43.	10,000,000	11,469,500
Butler County IDA Environmental Improvement Revenue, International Paper Co. Projects, Series A, 7.00%,
9/01/32	1,000,000	1,012,950
Calhoun County Board of Education Special Tax School wts. Revenue, BAM Insured, 5.00%, 2/01/46.	6,000,000	6,685,020
Chatom IDB Gulf Opportunity Zone Revenue,
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/30	5,250,000	5,534,130
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/37	5,000,000	5,264,150
Cullman GO, wts., Refunding, 5.00%, 7/01/30	1,100,000	1,246,025
Cullman Utilities Board Water Revenue, AGMC Insured, 5.00%, 9/01/41	3,000,000	3,163,080
DCH Health Care Authority Health Care Facilities Revenue, Refunding, 5.00%, 6/01/36	2,000,000	2,209,420
East Alabama Health Care Authority Health Care Facilities Revenue,
[a] Mandatory Put, Series A, Pre-Refunded, 5.25%, 9/01/18	5,000,000	5,044,400
[a] Mandatory Put, Series B, Pre-Refunded, 5.50%, 9/01/18	4,500,000	4,542,120
Series A, 5.00%, 9/01/41	3,000,000	3,387,090
Gadsden Waterworks and Sewer Board Revenue,
Refunding, AGMC Insured, 5.00%, 6/01/29	1,000,000	1,161,440
Refunding, AGMC Insured, 5.00%, 6/01/30	1,000,000	1,158,760
Homewood Educational Building Authority Revenue, Educational Facilities, Samford University, Series A,
AGMC Insured, 5.00%, 12/01/41	10,000,000	10,817,100
Homewood GO, Capital Improvement wts., Pre-Refunded, 5.00%, 9/01/42	4,000,000	4,487,280
Huntsville GO, wts., Series B, 5.00%, 5/01/38	4,775,000	5,603,988
Huntsville Water System Revenue, wts., 5.00%, 11/01/35	4,000,000	4,565,360
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue, Infirmary Health
System Inc., Series A, 5.00%, 2/01/41	3,000,000	3,276,690
Jacksonville State University Tuition and Fee Revenue, Refunding, AGMC Insured, 5.00%, 12/01/36	5,000,000	5,722,900
Limestone County Water and Sewer Authority Water Revenue,
AGMC Insured, 5.00%, 12/01/39	3,750,000	3,884,737
Refunding, Series B, BAM Insured, 5.00%, 12/01/43	5,920,000	6,714,464
Madison County Board of Education Capital Outlay Revenue, Tax Anticipation wts., Assured Guaranty,
Pre-Refunded, 5.125%, 9/01/34	600,000	605,226

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Alabama Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Alabama (continued)
Madison GO, wts., Series A, 5.00%, 4/01/37	$2,590,000	$2,897,278
Madison Water and Wastewater Board Water and Sewer Revenue, Refunding, 5.00%, 12/01/41.	4,610,000	5,237,421
Marshall County Board of Education Special Tax, School wts., AGMC Insured, 4.00%, 3/01/41	2,510,000	2,584,045
Mobile County GO, wts., 5.00%, 8/01/36.	1,170,000	1,349,045
Mobile Water and Sewer Commissioners Water and Sewer Revenue, Refunding, 5.00%, 1/01/36	10,000,000	10,969,900
Morgan County Board of Education Capital Outlay School wts. Revenue,
Pre-Refunded, 5.00%, 3/01/35	4,300,000	4,799,402
Refunding, 5.00%, 3/01/35	2,720,000	2,976,768
Opelika Utilities Board Utility Revenue,
Assured Guaranty, Pre-Refunded, 5.00%, 6/01/37	3,000,000	3,142,920
Refunding, 4.00%, 6/01/41	2,000,000	2,082,840
Oxford GO, wts., Series C, 5.00%, 10/01/29	1,435,000	1,592,965
Pelham GO, wts., 5.00%, 2/01/34	2,635,000	2,950,936
Phenix City GO, School wts., Series A, 5.00%, 8/01/43	3,000,000	3,289,170
Phenix City Water and Sewer Revenue, wts., Series A, AGMC Insured, 5.00%, 8/15/40	2,000,000	2,105,300
Selma IDBR,
Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.80%, 5/01/34.	3,000,000	3,219,960
Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.375%, 12/01/35	3,000,000	3,323,760
Talladega County Board of Education Special Tax School wts. Revenue, Sales Tax, Refunding, BAM
Insured, 5.00%, 11/01/39	2,000,000	2,277,080
Troy Public Educational Building Authority Educational Facilities Revenue,
AGMC Insured, 5.25%, 12/01/40	295,000	314,626
AGMC Insured, Pre-Refunded, 5.25%, 12/01/40	1,705,000	1,842,918
Trussville GO,
wts., Series B, 5.00%, 10/01/39.	1,895,000	2,111,750
wts., Series B, Pre-Refunded, 5.00%, 10/01/39	1,105,000	1,263,225
Tuscaloosa City Board of Education School Tax wts. Revenue, 5.00%, 8/01/41	4,000,000	4,562,560
Tuscaloosa County Board of Education Special Tax, School wts., 4.00%, 2/01/47	5,000,000	5,143,700
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest Student
Housing LLC, University of Alabama Ridgecrest Residential Project, Assured Guaranty, Pre-Refunded,
6.75%, 7/01/38	5,000,000	5,019,500
University of Alabama at Birmingham Medicine Finance Authority Revenue, Refunding, Series B, 5.00%,
9/01/29	5,000,000	5,872,700
University of Alabama General Revenue, University of Alabama at Birmingham, Refunding, Series D-2,
5.00%, 10/01/37.	7,520,000	8,364,346
University of Montevallo Revenue, Refunding, BAM Insured, 5.00%, 5/01/42	2,500,000	2,852,575
University of South Alabama University Facilities Revenue, Capital Improvement, BHAC Insured, Pre-
Refunded, 5.00%, 8/01/38	2,000,000	2,011,140
Total Municipal Bonds (Cost $245,440,811) 98.4%		254,494,568
Other Assets, less Liabilities 1.6%		4,051,248
Net Assets 100.0%		$258,545,816

See Abbreviations on page 136.

[a]The maturity date shown represents the mandatory put date.

|2

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2018 (unaudited)

Franklin Arizona Tax-Free Income Fund

	Principal
	Amount	Value

Municipal Bonds 98.9%
Arizona 97.5%
Arizona Board of Regents Arizona State University System Revenue,
Green Bonds, Refunding, Series B, 5.00%, 7/01/43	$2,740,000	$3,172,482
Green Bonds, Series B, 5.00%, 7/01/42	2,000,000	2,288,000
Polytechnic Campus Project, Series C, Pre-Refunded, 6.00%, 7/01/27.	3,000,000	3,010,260
Polytechnic Campus Project, Series C, Pre-Refunded, 6.00%, 7/01/28.	3,350,000	3,361,457
Refunding, Series B, 5.00%, 7/01/41	14,070,000	15,976,344
Series C, 5.00%, 7/01/46	10,000,000	11,409,200
Series D, 5.00%, 7/01/41	5,000,000	5,677,450
Series D, 5.00%, 7/01/46	7,000,000	7,924,420
Speed, Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/33.	2,200,000	2,486,572
Speed, Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/34.	3,320,000	3,746,421
Speed, Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/44.	4,145,000	4,630,048
Arizona Board of Regents COP, University of Arizona Projects, Refunding, Series C, 5.00%, 6/01/31	7,025,000	7,674,250
Arizona Board of Regents Northern Arizona University Speed Revenue,
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/26	2,380,000	2,666,195
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/38	5,000,000	5,491,950
Arizona Board of Regents Northern Arizona University System Revenue,
Refunding, 5.00%, 6/01/40	7,365,000	8,188,628
Refunding, 5.00%, 6/01/44	8,005,000	8,867,779
Arizona Board of Regents University of Arizona System Revenue,
Refunding, 5.00%, 6/01/39	2,750,000	3,148,750
Series A, 5.00%, 6/01/43	5,000,000	5,820,250
Series A, Pre-Refunded, 5.00%, 6/01/39	8,650,000	8,928,616
Speed, Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/38.	10,150,000	11,240,922
Arizona Health Facilities Authority Healthcare Education Facilities Revenue, Kirksville College of
Osteopathic Medicine Inc., Arizona School of Health Sciences Project, 5.125%, 1/01/30	2,250,000	2,348,078
Arizona Health Facilities Authority Hospital Revenue, Phoenix Children’s Hospital, Refunding, Series A,
5.00%, 2/01/42	8,000,000	8,467,520
Arizona Health Facilities Authority Revenue,
Catholic Healthcare West, Series B, AGMC Insured, 5.00%, 3/01/41	5,000,000	5,273,250
Catholic Healthcare West, Series B, Sub Series B-1, 5.25%, 3/01/39	10,000,000	10,712,900
Scottsdale Lincoln Hospitals Project, Refunding, Series A, 5.00%, 12/01/39	15,000,000	16,720,200
Scottsdale Lincoln Hospitals Project, Refunding, Series A, 5.00%, 12/01/42	9,535,000	10,604,732
Arizona IDA Education Revenue,
Academies of Math and Science Projects, Credit Enhanced, Refunding, Series A, 5.00%, 7/01/42	1,045,000	1,168,529
Academies of Math and Science Projects, Credit Enhanced, Refunding, Series A, 5.00%, 7/01/47	1,150,000	1,282,158
Academies of Math and Science Projects, Credit Enhanced, Refunding, Series A, 5.00%, 7/01/51	1,080,000	1,197,029
Academies of Math and Science Projects, Refunding, Series A, 5.00%, 7/01/48	2,000,000	2,243,960
Arizona Agribusiness and Equine Center Inc. Project, Credit Enhanced, Series A, 5.00%, 3/01/48	1,555,000	1,742,953
Basis Schools Projects, Credit Enhanced, Refunding, Series F, 5.00%, 7/01/37.	1,000,000	1,129,010
Basis Schools Projects, Credit Enhanced, Refunding, Series F, 5.00%, 7/01/47.	3,350,000	3,751,564
Arizona School Facilities Board COP, Pre-Refunded, 5.50%, 9/01/23	10,000,000	10,096,100
Arizona Sports and Tourism Authority Senior Revenue, Multipurpose Stadium Facility Project, Refunding,
Series A, 5.00%, 7/01/36	3,160,000	3,333,547
Arizona State COP,
Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/26	8,500,000	8,863,800
Department of Administration, Series A, AGMC Insured, 5.00%, 10/01/29	5,855,000	6,084,165
Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/28	5,000,000	5,260,900
Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/29	3,000,000	3,155,430

Quarterly Statement of Investments | See Notes to Statements of Investments. | 3

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Arizona Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Arizona (continued)
Arizona State Lottery Revenue,
Department of Administration, Series A, AGMC Insured, 5.00%, 7/01/28	$15,540,000	$16,254,063
Department of Administration, Series A, AGMC Insured, 5.00%, 7/01/29	7,500,000	7,841,100
Arizona Transportation Board Highway Revenue,
Refunding, 5.00%, 7/01/31	10,000,000	11,425,000
Subordinated, Refunding, Series A, 5.00%, 7/01/38	5,750,000	6,294,180
Subordinated, Series A, Pre-Refunded, 5.00%, 7/01/36	10,000,000	10,905,900
Central Arizona Water Conservation District Water Delivery O and M Revenue, Central Arizona Project,
5.00%, 1/01/34	1,000,000	1,152,890
El Mirage GO, AGMC Insured, 5.00%, 7/01/42.	2,200,000	2,386,890
Gilbert Public Facilities Municipal Property Corp. Revenue, Pre-Refunded, 5.50%, 7/01/28	10,000,000	10,405,100
Glendale IDAR,
Midwestern University, 5.00%, 5/15/35	5,000,000	5,258,500
Midwestern University, 5.125%, 5/15/40	10,000,000	10,517,200
Midwestern University, Refunding, 5.00%, 5/15/31	3,455,000	3,756,000
Senior Living, Royal Oaks Life Care Community, Refunding, 5.00%, 5/15/39	8,500,000	9,351,190
Glendale Municipal Property Corp. Excise Tax Revenue,
Subordinate, Refunding, Series C, 5.00%, 7/01/38.	12,000,000	13,072,200
Subordinate, Refunding, Series C, AGMC Insured, 5.00%, 7/01/38	6,530,000	7,128,083
Goodyear Water and Sewer Revenue,
Obligation, sub. lien, Refunding, AGMC Insured, 5.25%, 7/01/31	1,000,000	1,091,440
Obligation, sub. lien, Refunding, AGMC Insured, 5.50%, 7/01/41	1,500,000	1,648,725
Lake Havasu Wastewater System Revenue,
senior lien, Refunding, Series B, AGMC Insured, 5.00%, 7/01/40	15,000,000	16,646,850
senior lien, Refunding, Series B, AGMC Insured, 5.00%, 7/01/43	9,155,000	10,147,951
Maricopa County Cartwright Elementary School District No. 83 GO, School Improvement, Project of 2010,
Series A, AGMC Insured, 5.375%, 7/01/30	5,415,000	5,893,036
Maricopa County Hospital Revenue, Sun Health Corp., Pre-Refunded, 5.00%, 4/01/35	12,090,000	13,916,678
Maricopa County IDA, MFHR, Senior, Western Groves Apartments Project, Series A-1, AMBAC Insured,
5.30%, 12/01/22	990,000	990,663
Maricopa County IDA Education Revenue,
Greathearts Arizona Projects, Refunding, Series A, 5.00%, 7/01/37	1,000,000	1,137,400
Greathearts Arizona Projects, Refunding, Series A, 5.00%, 7/01/52	1,000,000	1,120,690
Greathearts Arizona Projects, Series C, 5.00%, 7/01/37	500,000	570,810
Greathearts Arizona Projects, Series C, 5.00%, 7/01/48	1,350,000	1,527,552
Reid Traditional Schools Projects, 5.00%, 7/01/36	1,120,000	1,186,293
Reid Traditional Schools Projects, 5.00%, 7/01/47	3,325,000	3,482,173
Maricopa County IDA Health Facility Revenue, Catholic Healthcare West, Refunding, Series A, 6.00%,
7/01/39	4,860,000	5,060,864
Maricopa County IDA Senior Living Facilities Revenue,
Christian Care Retirement Apartments Inc. Project, Refunding, Series A, 5.00%, 1/01/36	5,000,000	5,595,050
Christian Care Retirement Apartments Inc. Project, Refunding, Series D, 5.00%, 1/01/40	9,840,000	10,986,163
Maricopa County IDAR,
Banner Health, Refunding, Series A, 5.00%, 1/01/38	20,000,000	22,809,400
Banner Health, Series A, 5.00%, 1/01/41	16,750,000	19,204,377
Maricopa County PCC,
PCR, El Paso Electric Co. Palo Verde Project, Refunding, Series A, 4.50%, 8/01/42	10,000,000	10,399,200
PCR, El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 2/01/40.	10,000,000	10,344,600
PCR, Public Service Co. of New Mexico Palo Verde Project, Refunding, Series A, 6.25%, 1/01/38	5,000,000	5,358,350
PCR, Southern California Edison Co., Refunding, Series B, 5.00%, 6/01/35	14,745,000	15,495,078
Maricopa County School District No. 214 Tolleson Union High School GO, School Improvement, Project of
2017, Series A, 5.00%, 7/01/37	1,000,000	1,167,350

|4

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Arizona Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Arizona (continued)
Maricopa County USD No. 11 Peoria GO, School Improvement, 5.00%, 7/01/31	$5,100,000	$5,683,440
Maricopa County USD No. 95 Queen Creek GO,
School Improvement, 5.00%, 7/01/33	500,000	578,360
School Improvement, 5.00%, 7/01/37	1,200,000	1,380,528
McAllister Academic Village LLC Revenue,
Arizona State University Hassayampa Academic Village Project, Refunding, 5.00%, 7/01/33	2,000,000	2,315,980
Arizona State University Hassayampa Academic Village Project, Refunding, 5.00%, 7/01/38	2,000,000	2,291,100
Arizona State University Hassayampa Academic Village Project, Refunding, 5.00%, 7/01/39	4,150,000	4,747,600
[a] Mesa Utility Systems Revenue,
5.00%, 7/01/29	1,500,000	1,808,325
5.00%, 7/01/31	1,400,000	1,680,910
5.00%, 7/01/32	1,000,000	1,196,750
5.00%, 7/01/34	1,265,000	1,501,644
4.00%, 7/01/38	1,425,000	1,509,859
4.00%, 7/01/39	5,000,000	5,267,050
5.00%, 7/01/42	10,000,000	11,746,300
Mohave County Union High School District No. 2 Colorado River GO, School Improvement, 5.00%, 7/01/35 .	1,000,000	1,140,780
Navajo County USD No. 6 Heber-Overgaard GO, School Improvement, Project of 2008, Assured Guaranty,
Pre-Refunded, 5.50%, 7/01/28	1,045,000	1,086,769
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Refunding, Series D, 4.00%, 7/01/40	10,000,000	10,409,400
junior lien, Series A, Pre-Refunded, 5.00%, 7/01/40	10,000,000	10,648,700
senior lien, Series A, 5.00%, 7/01/47	9,710,000	11,003,372
Phoenix Civic Improvement Corp. Distribution Revenue,
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/27	3,945,000	4,800,355
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/28	2,000,000	2,465,220
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/29	2,000,000	2,491,660
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/36	5,000,000	6,593,450
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/37	7,000,000	9,309,090
Phoenix Civic Improvement Corp. Excise Tax Revenue, Subordinate, Refunding, Series A, 5.00%, 7/01/41	10,000,000	11,361,700
Phoenix Civic Improvement Corp. Wastewater System Revenue, senior lien, Refunding, 5.50%, 7/01/24	2,500,000	2,507,425
Phoenix Civic Improvement Corp. Water System Revenue,
junior lien, 5.00%, 7/01/39	5,000,000	5,762,650
junior lien, Series A, 5.00%, 7/01/39.	10,000,000	11,244,700
junior lien, Series A, Pre-Refunded, 5.00%, 7/01/39	14,780,000	15,300,404
Phoenix IDA Education Revenue,
Facility, Great Hearts Academies Projects, Refunding, Series A, 5.00%, 7/01/36	4,065,000	4,341,623
Facility, Great Hearts Academies Projects, Refunding, Series A, 5.00%, 7/01/41	1,225,000	1,300,570
Facility, Great Hearts Academies Projects, Refunding, Series A, 5.00%, 7/01/46	1,335,000	1,413,324
Facility, JMF-Higley 2012 LLC Project, 5.00%, 12/01/34	1,355,000	1,466,313
Facility, JMF-Higley 2012 LLC Project, 5.00%, 12/01/39	5,610,000	6,041,521
Phoenix IDA Student Housing Revenue,
Downtown Phoenix Student Housing LLC, Arizona State University Project, Refunding, Series A,
5.00%, 7/01/33	600,000	676,932
Downtown Phoenix Student Housing LLC, Arizona State University Project, Series A, 5.00%, 7/01/37	1,000,000	1,115,610
Downtown Phoenix Student Housing LLC, Arizona State University Project, Series A, 5.00%, 7/01/42	2,800,000	3,108,728
Pima County IDA Lease Revenue,
Clark County Detention Facility Project, 5.125%, 9/01/27	8,655,000	8,677,936
Clark County Detention Facility Project, 5.00%, 9/01/39	15,000,000	15,035,700

|5

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Arizona Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Arizona (continued)
Pima County IDAR,
Senior Living Facility, Christian Care Tucson Inc. Project, Refunding, Series A, 5.00%, 12/15/32	$1,765,000	$1,982,307
Senior Living Facility, Christian Care Tucson Inc. Project, Refunding, Series A, 5.00%, 6/15/37	2,240,000	2,487,341
Senior Living Facility, Christian Care Tucson Inc. Project, Series C, 5.00%, 12/15/47	3,840,000	4,246,195
Pima County USD No. 6 Marana GO, School Improvement, Project of 2014, Series C, BAM Insured, 5.00%,
7/01/36	2,385,000	2,736,954
Pima County USD No. 20 Vail GO, School Improvement and Refunding, BAM Insured, 5.00%, 7/01/36	3,305,000	3,742,913
Pima County USD No. 30 Sahuarita GO,
School Improvement, BAM Insured, 5.00%, 7/01/33	2,665,000	3,074,211
School Improvement, BAM Insured, 5.00%, 7/01/34	2,800,000	3,217,956
Pinal County Community College District Revenue, Central Arizona College, BAM Insured, 5.00%, 7/01/34 .	1,065,000	1,212,630
Pinal County Electrical District No. 3 Electric System Revenue,
Pre-Refunded, 5.25%, 7/01/33	1,500,000	1,647,015
Pre-Refunded, 5.25%, 7/01/41	6,800,000	7,466,468
Refunding, 5.00%, 7/01/35	1,195,000	1,361,559
Pinal County Electrical District No. 4 Electric System Revenue,
Pre-Refunded, 6.00%, 12/01/28.	740,000	755,806
Pre-Refunded, 6.00%, 12/01/38.	1,150,000	1,174,564
Queen Creek Excise Tax and State Shared Revenue,
Series A, 5.00%, 8/01/42	2,500,000	2,923,000
Series A, 5.00%, 8/01/47	3,000,000	3,493,350
Salt River Project Agricultural Improvement and Power District Electric System Revenue,
Salt River Project, Refunding, Series A, 5.00%, 12/01/30	4,500,000	4,975,335
Salt River Project, Refunding, Series A, 5.00%, 1/01/37	10,000,000	11,799,500
Salt River Project, Refunding, Series A, 5.00%, 1/01/38	13,395,000	15,571,955
Salt River Project, Refunding, Series A, 5.00%, 1/01/39	8,680,000	10,218,096
Salt River Project, Refunding, Series A, 5.00%, 12/01/41	5,340,000	6,052,303
Salt River Project, Series A, Pre-Refunded, 5.00%, 1/01/39	5,000,000	5,097,700
Salt Verde Financial Corp. Senior Gas Revenue,
5.00%, 12/01/32	10,000,000	11,831,400
5.00%, 12/01/37	5,000,000	5,990,100
Scottsdale Municipal Property Corp. Excise Tax Revenue, Water and Sewer Improvements Project,
Pre-Refunded, 5.00%, 7/01/33	10,660,000	11,351,514
Student and Academic Services LLC Lease Revenue,
Northern Arizona University Project, BAM Insured, 5.00%, 6/01/33	1,000,000	1,116,490
Northern Arizona University Project, BAM Insured, 5.00%, 6/01/39	1,400,000	1,535,604
Northern Arizona University Project, BAM Insured, 5.00%, 6/01/44	3,155,000	3,442,641
Tempe Excise Tax Revenue, Series A, Pre-Refunded, 5.00%, 7/01/31	2,325,000	2,539,249
Town of Gilbert Pledged Revenue, sub. lien, Obligations, 5.00%, 7/01/45	10,000,000	11,279,800
Tucson Airport Authority Inc. Revenue, sub. lien, AMBAC Insured, 5.35%, 6/01/31	10,000,000	10,027,500
Tucson IDA Lease Revenue, University of Arizona/Marshall Foundation Project, Series A, AMBAC Insured,
5.00%, 7/15/32	985,000	986,212
Tucson Water System Revenue,
Pre-Refunded, 5.00%, 7/01/28	1,165,000	1,204,750
Pre-Refunded, 5.00%, 7/01/29	1,670,000	1,726,980
Pre-Refunded, 5.00%, 7/01/32	5,000,000	5,460,750
Refunding, 5.00%, 7/01/28	65,000	67,204
Refunding, 5.00%, 7/01/29	95,000	98,221
University Medical Center Corp. Hospital Revenue,
Tucson, Pre-Refunded, 5.625%, 7/01/36.	5,000,000	5,823,200
Tucson, Pre-Refunded, 6.00%, 7/01/39	5,000,000	5,585,550
Tucson, Pre-Refunded, 6.50%, 7/01/39	4,750,000	4,984,982

|6

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Arizona Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Arizona (continued)
Yavapai County IDA Hospital Revenue,
Yavapai Regional Medical Center, Refunding, 5.00%, 8/01/34	$4,250,000	$4,660,890
Yavapai Regional Medical Center, Refunding, 5.00%, 8/01/36	1,310,000	1,429,891
Yavapai Regional Medical Center, Series B, Pre-Refunded, 5.625%, 8/01/37	12,435,000	12,516,449
		900,583,121
U.S. Territories 1.4%
Guam 1.4%
Guam Power Authority Revenue,
Series A, AGMC Insured, 5.00%, 10/01/39	6,490,000	7,086,236
Series A, AGMC Insured, 5.00%, 10/01/44	5,325,000	5,801,588
		12,887,824
Total Municipal Bonds before Short Term Investments (Cost $878,486,910)		913,470,945

Short Term Investments 2.4%

Municipal Bonds 2.4%
Arizona 2.4%
[b] Arizona Health Facilities Authority Revenue, Banner Health, Series C, LOC Bank of America, Daily VRDN
and Put, 0.89%, 1/01/46	7,800,000	7,800,000
[b] Phoenix IDA Health Care Facilities Revenue, Mayo Clinic, Series B, SPA Wells Fargo Bank, Daily VRDN
and Put, 0.88%, 11/15/52	14,325,000	14,325,000
Total Short Term Investments (Cost $22,125,000)		22,125,000
Total Investments (Cost $900,611,910) 101.3%		935,595,945
Other Assets, less Liabilities (1.3)%.		(11,741,165)
Net Assets 100.0%.		$923,854,780

See Abbreviations on page 136.

aSecurity purchased on a when-issued basis.
bVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|7

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2018 (unaudited)
Franklin Colorado Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 98.7%
Colorado 97.2%
Adams 12 Five Star Schools GO, Adams County and the City of Broomfield, Series B, 5.00%, 12/15/36	$5,000,000	$5,776,150
Adams and Weld Counties School District No. 27J Brighton GO, The City and County of Broomfield, 5.00%,
12/01/40	7,500,000	8,597,175
Adams State College Board of Trustees Auxiliary Facilities Revenue,
Improvement, Series A, Pre-Refunded, 5.50%, 5/15/34	2,000,000	2,071,100
Improvement, Series A, Pre-Refunded, 5.50%, 5/15/39	2,150,000	2,226,433
Adams State College Board of Trustees Institutional Enterprise Revenue,
5.00%, 5/15/37	630,000	691,331
Pre-Refunded, 5.00%, 5/15/37	370,000	406,752
Anthem West Metropolitan District GO, City and County of Broomfield, Refunding, BAM Insured, 5.00%,
12/01/35	3,000,000	3,344,490
Arapahoe County School District No. 1 GO, Englewood Schools, 5.00%, 12/01/42.	7,000,000	8,070,930
Auraria Higher Education Center Parking Enterprise Revenue, 5th and Walnut Parking Garage Project,
Series A, AGMC Insured, 5.00%, 4/01/34	6,150,000	6,762,294
Aurora COP, Aurora Capital Leasing Corp., Refunding, Series A, 5.00%, 12/01/30	5,680,000	5,927,478
Aurora Hospital Revenue, The Children’s Hospital Assn. Project, Series A, 5.00%, 12/01/40	2,500,000	2,634,175
Aurora Water Revenue, Green Bonds, first lien, Refunding, 5.00%, 8/01/46.	5,000,000	5,742,100
Bell Mountain Ranch Metropolitan District GO, Consolidated, Douglas County, Refunding, AGMC Insured,
5.00%, 12/01/39	3,160,000	3,293,636
Board of Trustees for Western State College Revenue,
Pre-Refunded, 5.00%, 5/15/34	2,000,000	2,061,740
Pre-Refunded, 5.00%, 5/15/39	2,000,000	2,061,740
Board of Trustees of the Colorado School of Mines Revenue, Golden, Enterprise Improvement, Series A,
Pre-Refunded, 5.25%, 12/01/37	2,000,000	2,035,900
Boulder Larimer and Weld Counties St. Vrain Valley School District No. RE-1J GO, The City and County of
Broomfield, Pre-Refunded, 5.00%, 12/15/33	5,300,000	5,394,234
Boulder Valley School District No. RE-2 GO,
Boulder and Gilpin Counties and the City and County of Broomfield, 5.00%, 12/01/34	6,000,000	6,183,660
Boulder and Gilpin Counties and the City and County of Broomfield, 5.00%, 12/01/41	5,000,000	5,700,900
Brighton Water Activity Enterprise Revenue, Water System Project, Series A, Assured Guaranty, Pre-
Refunded, 5.25%, 12/01/34	5,380,000	5,656,048
Castle Rock Sales and Use Tax Revenue,
5.00%, 6/01/31	1,800,000	2,007,252
5.00%, 6/01/32	1,845,000	2,053,780
5.00%, 6/01/35	2,775,000	3,069,816
Colorado Educational and Cultural Facilities Authority Revenue,
Alexander Dawson School, Colorado Project, 5.00%, 2/15/40	5,280,000	5,505,878
Charter School, Union Colony School Project, Refunding, 5.00%, 4/01/48	715,000	799,699
Student Housing, Campus Village Apartments Project, Refunding, 5.50%, 6/01/38	13,500,000	13,577,895
University of Denver Project, Refunding, NATL Insured, 5.00%, 3/01/35	5,000,000	6,183,550
University of Denver Project, Series A, 5.00%, 3/01/47.	3,950,000	4,488,266
Colorado Health Facilities Authority Revenue,
Catholic Health Initiatives, Refunding, Series A, 5.00%, 7/01/39	5,000,000	5,114,000
Catholic Health Initiatives, Series D, 6.125%, 10/01/28	2,500,000	2,533,450
Catholic Health Initiatives, Series D, 6.25%, 10/01/33	2,000,000	2,032,080
Children’s Hospital Colorado Project, Series A, 5.00%, 12/01/44	5,000,000	5,574,250
Covenant Retirement Communities Inc., Refunding, Series A, 5.00%, 12/01/35.	7,150,000	7,786,922
Covenant Retirement Communities Inc., Series A, 5.75%, 12/01/36	5,000,000	5,713,150
The Evangelical Lutheran Good Samaritan Society Project, 5.50%, 6/01/33	1,000,000	1,109,710
The Evangelical Lutheran Good Samaritan Society Project, 5.625%, 6/01/43	4,000,000	4,438,360
The Evangelical Lutheran Good Samaritan Society Project, Refunding, 5.00%, 12/01/33	2,500,000	2,651,000

Quarterly Statement of Investments | See Notes to Statements of Investments. | 8

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Colorado Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Colorado (continued)
Colorado Health Facilities Authority Revenue, (continued)
The Evangelical Lutheran Good Samaritan Society Project, Refunding, 5.00%, 6/01/47	$6,000,000	$6,572,760
The Evangelical Lutheran Good Samaritan Society Project, Refunding, Series A, 5.00%, 6/01/40	4,000,000	4,343,440
The Evangelical Lutheran Good Samaritan Society Project, Refunding, Series A, 5.00%, 6/01/45	2,750,000	2,964,940
Hospital, Boulder Community Hospital Project, Series A, 6.00%, 10/01/35	5,460,000	5,927,540
Hospital, Boulder Community Hospital Project, Series A, Pre-Refunded, 6.00%, 10/01/35	40,000	43,673
Hospital, NCMC Inc. Project, Series A, AGMC Insured, Pre-Refunded, 5.50%, 5/15/30	7,900,000	8,180,845
Hospital, Parkview Medical Center Inc. Project, 5.00%, 9/01/46.	5,000,000	5,487,650
Hospital, Refunding, Series C, AGMC Insured, 5.25%, 3/01/40	5,000,000	5,133,500
Poudre Valley Health Care Inc. and Medical Center of the Rockies, Refunding, Series A, AGMC
Insured, 5.20%, 3/01/31	9,500,000	9,758,495
Sisters of Charity of Leavenworth Health System, Refunding, Series A, 5.00%, 1/01/40.	7,320,000	7,633,150
Valley View Hospital Assn. Project, 5.00%, 5/15/40	2,000,000	2,202,980
Valley View Hospital Assn. Project, 5.00%, 5/15/45	1,000,000	1,098,240
Colorado High Performance Transportation Enterprise Revenue, C-470 Express Lanes, 5.00%, 12/31/47	2,555,000	2,779,866
Colorado Mesa University Enterprise Revenue, Board of Trustees, Colorado Mesa University, 5.00%,
5/15/45	4,000,000	4,528,640
Colorado School of Mines Institutional Enterprise Revenue,
Board of Trustees, Series A, 5.00%, 12/01/42	2,450,000	2,810,689
Board of Trustees, Series A, 5.00%, 12/01/47	3,000,000	3,425,820
junior lien, Series B, 5.00%, 12/01/47	5,000,000	5,709,700
Refunding, Series B, 5.00%, 12/01/32	110,000	122,506
Colorado Springs Public Facilities Authority COP, U.S. Olympic Committee Project, Assured Guaranty,
Pre-Refunded, 5.00%, 11/01/39	11,305,000	11,817,003
Colorado Springs Utilities System Revenue,
Improvement, Series B-1, 5.00%, 11/15/38	4,000,000	4,510,600
Refunding, Series A, 5.00%, 11/15/40	3,000,000	3,414,900
Refunding, Series A, 5.00%, 11/15/45	2,665,000	3,018,326
Refunding, Series A-2, 5.00%, 11/15/44	5,000,000	5,657,300
Refunding, Series A-2, 5.00%, 11/15/47	5,000,000	5,794,950
Series D-1, Pre-Refunded, 5.25%, 11/15/33	5,000,000	5,404,850
Colorado State Board of Governors University Enterprise System Revenue,
Pre-Refunded, 5.00%, 3/01/44	2,675,000	3,034,921
Refunding, Series A, 4.00%, 3/01/40	5,000,000	5,264,400
Refunding, Series B, 5.00%, 3/01/41	1,000,000	1,149,420
Refunding, Series C, 5.00%, 3/01/43	5,000,000	5,775,100
Series A, 5.00%, 3/01/34	20,000	20,460
Series A, 5.00%, 3/01/39	145,000	148,236
Series A, 5.00%, 3/01/40	3,010,000	3,404,250
Series A, Pre-Refunded, 5.00%, 3/01/34	2,230,000	2,283,944
Series A, Pre-Refunded, 5.00%, 3/01/39	7,055,000	7,225,660
Series A, Pre-Refunded, 5.00%, 3/01/40	3,990,000	4,667,223
Series C, Pre-Refunded, 5.00%, 3/01/44	2,460,000	2,785,040
Colorado State Building Excellent Schools Today COP,
Series G, Pre-Refunded, 5.00%, 3/15/32	10,000,000	10,824,100
Series I, 5.00%, 3/15/36	3,000,000	3,329,580
Series J, 5.25%, 3/15/42.	5,000,000	5,862,550
Colorado State COP, UCDHSC Fitzsimons Academic Projects, Refunding, Series A, 5.00%, 11/01/29	3,105,000	3,503,713
Colorado State Higher Education Capital Construction Lease Purchase Financing Program COP,
Pre-Refunded, 5.50%, 11/01/27	7,275,000	7,391,400

|9

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Colorado Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Colorado (continued)
Colorado Water Resources and Power Development Authority Water Resources Revenue,
Donala Water and Sanitation District Project, Series C, 5.00%, 9/01/36	$1,900,000	$2,050,024
Fountain Colorado Electric Water and Wastewater Utility Enterprise Project, Series A, AGMC Insured,
5.00%, 9/01/38	1,210,000	1,317,230
Commerce City Northern Infrastructure General Improvement District GO, Refunding and Improvement,
AGMC Insured, 5.00%, 12/01/31	2,040,000	2,261,809
Commerce City Sales and Use Tax Revenue, AGMC Insured, 5.00%, 8/01/41.	4,000,000	4,516,280
Denver City and County Airport System Revenue, Subordinate, Series B, 5.00%, 11/15/43	5,000,000	5,491,100
Denver City and County Board of Water Commissioners Water Revenue, Green Bonds, Series A, 5.00%,
9/15/47	10,000,000	11,697,500
Denver City and County Dedicated Tax Revenue, Refunding and Improvement, Series A, 4.00%, 8/01/46	8,040,000	8,386,685
Denver City and County School District No. 1 COP, Series C, 5.00%, 12/15/30	4,000,000	4,480,600
Denver City and County School District No. 1 GO, 5.00%, 12/01/41	12,440,000	14,424,304
Denver Convention Center Hotel Authority Revenue, Senior, Refunding, 5.00%, 12/01/40	9,775,000	10,859,634
Denver Health and Hospital Authority Healthcare Revenue,
Recovery Zone Facility, 5.50%, 12/01/30	1,500,000	1,586,790
Recovery Zone Facility, 5.625%, 12/01/40.	4,000,000	4,206,000
Series A, 5.25%, 12/01/45	9,250,000	9,980,472
E-470 Public Highway Authority Revenue,
senior bond, Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/32	7,800,000	3,727,308
senior bond, Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/33	3,000,000	1,353,180
senior bond, Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/34	14,075,000	5,995,246
senior bond, Series C, 5.25%, 9/01/25	2,500,000	2,675,450
Eagle River Water and Sanitation District Enterprise Wastewater Revenue, 5.00%, 12/01/42	3,500,000	3,867,990
Eagle River Water and Sanitation District GO, 5.00%, 12/01/45	1,360,000	1,553,800
Erie Wastewater Enterprise Revenue,
Series A, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/33	2,860,000	2,996,250
Series A, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/37	5,120,000	5,363,917
[a] Fort Collins Electric Utility Enterprise Revenue, Series A, 5.00%, 12/01/42	5,000,000	5,785,700
Fort Lewis College Board of Trustees Enterprise Revenue, Series B, NATL Insured, 5.00%, 10/01/37	1,515,000	1,519,030
Gunnison Watershed School District No. RE-1J GO, Gunnison and Saguache Counties, Pre-Refunded,
5.25%, 12/01/33	1,240,000	1,261,948
Ignacio School District 11JT GO, La Plata and Archuleta Counties, Pre-Refunded, 5.00%, 12/01/31	1,215,000	1,338,201
Meridian Metropolitan District GO, In Douglas County, Refunding, Series A, 5.00%, 12/01/41	5,000,000	5,377,300
Mesa State College Board of Trustees Auxiliary Facilities System Enterprise Revenue, Refunding, Series A,
5.00%, 5/15/33	3,455,000	3,553,053
Metropolitan State University of Denver Institutional Enterprise Revenue, Aerospace and Engineering
Sciences Building Project, 5.00%, 12/01/45	4,000,000	4,524,600
Park 70 Metropolitan District GO,
City of Aurora, Refunding and Improvement, 5.00%, 12/01/36.	1,000,000	1,063,250
City of Aurora, Refunding and Improvement, 5.00%, 12/01/46.	1,500,000	1,589,355
Park Creek Metropolitan District Revenue,
Senior Limited Property Tax Supported, Improvement, Assured Guaranty, Pre-Refunded, 6.375%,
12/01/37	7,000,000	7,469,280
Senior Limited Property Tax Supported, Refunding, Series A, 5.00%, 12/01/41	3,000,000	3,355,050
Senior Limited Property Tax Supported, Refunding, Series A, 5.00%, 12/01/45	7,000,000	7,808,710
Senior Limited Property Tax Supported, Refunding, Series A, 5.00%, 12/01/46	2,500,000	2,787,075
Senior Limited Property Tax Supported, Series A, AGMC Insured, Pre-Refunded, 6.00%, 12/01/38.	2,500,000	2,747,650
Senior Limited Property Tax Supported, Series A, AGMC Insured, Pre-Refunded, 6.125%, 12/01/41	2,500,000	2,755,225
Parker Water and Sanitation District Water and Sewer Enterprise Revenue, Douglas County, 5.00%,
11/01/42	6,475,000	7,529,518
Platte River Power Authority Power Revenue, Series II, 5.00%, 6/01/37	12,000,000	13,209,720

|10

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Colorado Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Colorado (continued)
Poudre Tech Metropolitan District Unlimited Property Tax Supported Revenue, Refunding and
Improvement, Series A, AGMC Insured, 5.00%, 12/01/39	$7,435,000	$7,798,571
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.50%, 11/15/38	9,900,000	13,904,550
Pueblo County COP, County Judicial Complex Project, AGMC Insured, 5.00%, 9/15/42	10,000,000	10,814,100
Pueblo Urban Renewal Authority Revenue,
Refunding and Improvement, Series B, 5.25%, 12/01/28.	1,000,000	1,096,320
Refunding and Improvement, Series B, 5.50%, 12/01/31.	1,010,000	1,115,697
Refunding and Improvement, Series B, 5.25%, 12/01/38.	3,615,000	3,951,737
Rangeview Library District COP, Rangeview Library District Projects, Assured Guaranty, Pre-Refunded,
5.00%, 12/15/30	3,840,000	3,909,312
Regional Transportation District COP, Series A, 5.375%, 6/01/31	19,000,000	20,165,460
Regional Transportation District Sales Tax Revenue,
FasTracks Project, Series A, 5.00%, 11/01/38	10,000,000	10,675,000
FasTracks Project, Series A, 5.00%, 11/01/41	10,000,000	11,524,500
FasTracks Project, Series A, 5.00%, 11/01/46	11,000,000	12,632,730
South Timnath Metropolitan District No. 2 GO, Limited Tax, Refunding and Improvement, 5.00%, 12/01/42	5,690,000	6,285,914
Sterling Hills West Metropolitan District GO, Arapahoe County, Refunding, 5.00%, 12/01/39	1,125,000	1,232,674
Thompson Crossing Metropolitan District No. 5 GO, Series B, AGMC Insured, 5.00%, 12/01/46	4,500,000	4,960,890
Triview Metropolitan District GO, El Paso County, Pre-Refunded, 5.00%, 11/01/34	10,855,000	11,331,100
University of Colorado Enterprise Revenue,
Refunding, Series A, 5.00%, 6/01/38	5,655,000	6,474,749
Series A, Pre-Refunded, 5.375%, 6/01/38.	3,000,000	3,107,640
University of Colorado Hospital Authority Revenue, Refunding, Series A, 6.00%, 11/15/29	5,000,000	5,281,600
University of Northern Colorado Greeley Institutional Enterprise Revenue,
Refunding, Series A, 5.00%, 6/01/30	1,690,000	1,825,775
Series A, 5.00%, 6/01/46	4,000,000	4,477,240
Weld County School District No. Re-4 GO, 5.25%, 12/01/41	5,000,000	5,882,900
Woodmoor Water and Sanitation District No. 1 Enterprise Water and Wastewater Revenue, 5.00%,
12/01/36	5,000,000	5,424,200
		680,628,577
U.S. Territories 1.5%
Guam 0.8%
Guam Government Limited Obligation Revenue,
Section 30, Series A, Pre-Refunded, 5.375%, 12/01/24	2,000,000	2,104,160
Section 30, Series A, Pre-Refunded, 5.75%, 12/01/34	3,565,000	3,770,237
		5,874,397
Puerto Rico 0.7%
[b] Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	11,410,000	4,535,475
Total U.S. Territories		10,409,872
Total Municipal Bonds before Short Term Investments (Cost $669,640,521)		691,038,449

|11

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Colorado Tax-Free Income Fund (continued)

	Principal
	Amount	Value
Short Term Investments 0.9%

Municipal Bonds 0.9%
Colorado 0.9%
[c] Colorado Educational and Cultural Facilities Authority Revenue, National Jewish Federation Bond Program,
Series B-4, LOC Toronto Dominion Bank, Daily VRDN and Put, 0.90%, 12/01/35	$1,490,000	$1,490,000
[c] Denver City and County COP, Wellington E. Webb Municipal Office Building, Refunding, Series A2, SPA
JPMorgan Chase Bank, Daily VRDN and Put, 0.90%, 12/01/29	4,925,000	4,925,000
Total Short Term Investments (Cost $6,415,000)		6,415,000
Total Investments (Cost $676,055,521) 99.6%		697,453,449
Other Assets, less Liabilities 0.4%		3,102,679
Net Assets 100.0%.		$700,556,128

See Abbreviations on page 136.

aSecurity purchased on a when-issued basis.
bDefaulted security or security for which income has been deemed uncollectible.
cVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|12

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2018 (unaudited)

Franklin Connecticut Tax-Free Income Fund

	Principal
	Amount	Value

Municipal Bonds 103.4%
Connecticut 103.4%
City of Bridgeport GO,
Series A, 5.00%, 2/15/32	$2,200,000	$2,343,264
Series A, Pre-Refunded, 5.00%, 2/15/32	7,800,000	8,635,614
Connecticut State GO, Series A, 5.00%, 2/15/29	10,000,000	10,192,400
Connecticut State Health and Educational Facilities Authority Revenue,
Ascension Health Senior Credit Group, Series A, 5.00%, 11/15/40	18,520,000	19,294,877
Connecticut College Issue, Refunding, Series L-1, 4.00%, 7/01/46	5,000,000	5,072,350
Connecticut State University System Issue, Series N, 5.00%, 11/01/29	5,060,000	5,529,922
Fairfield University Issue, Refunding, Series M, 5.00%, 7/01/26	90,000	90,238
Fairfield University Issue, Refunding, Series M, 5.00%, 7/01/34	180,000	180,475
Fairfield University Issue, Series M, Pre-Refunded, 5.00%, 7/01/26	360,000	360,961
Fairfield University Issue, Series M, Pre-Refunded, 5.00%, 7/01/34	820,000	822,189
Fairfield University Issue, Series N, 5.00%, 7/01/29	7,000,000	7,017,920
Fairfield University Issues, New Money, Series O, Pre-Refunded, 5.00%, 7/01/35	4,000,000	4,251,080
Fairfield University Issues, New Money, Series O, Pre-Refunded, 5.00%, 7/01/40	5,000,000	5,313,850
Hartford Healthcare Issue, Refunding, Series A, 5.00%, 7/01/41	12,000,000	12,692,400
Lutheran General Health Care System, ETM, 7.375%, 7/01/19	95,000	97,959
Quinnipiac University Issue, Refunding, Series L, 5.00%, 7/01/45	8,250,000	9,090,015
Quinnipiac University Issue, Refunding, Series M, 5.00%, 7/01/36	1,400,000	1,563,268
Quinnipiac University Issue, Series J, NATL Insured, 5.00%, 7/01/37	385,000	386,016
Quinnipiac University Issue, Series J, NATL Insured, Pre-Refunded, 5.00%, 7/01/37	3,635,000	3,644,705
Sacred Heart University Issue, Refunding, Series I-1, 5.00%, 7/01/42	4,375,000	4,950,400
Sacred Heart University Issue, Series G, Pre-Refunded, 5.375%, 7/01/31	1,500,000	1,650,225
Sacred Heart University Issue, Series G, Pre-Refunded, 5.625%, 7/01/41	5,500,000	6,091,635
Sacred Heart University Issue, Series H, AGMC Insured, Pre-Refunded, 5.00%, 7/01/27	1,190,000	1,328,528
Sacred Heart University Issue, Series H, AGMC Insured, Pre-Refunded, 5.00%, 7/01/28	2,290,000	2,556,579
Stamford Hospital Issue, Series I, 5.00%, 7/01/30	5,000,000	5,258,400
Stamford Hospital Issue, Series J, 5.00%, 7/01/42	5,000,000	5,329,350
Trinity Health Credit Group, Refunding, Series CT, 5.00%, 12/01/45	7,060,000	7,965,798
Wesleyan University Issue, Series G, Pre-Refunded, 5.00%, 7/01/39	10,000,000	10,648,700
Western Connecticut Health Network Issue, Series M, 5.375%, 7/01/41	7,000,000	7,501,760
[a] Yale University, Refunding, 5.00%, 7/01/25	10,000,000	11,828,000
Yale-New Haven Hospital Issue, Series N, 5.00%, 7/01/48	5,000,000	5,403,800
Connecticut State HFAR,
State Supported Special Obligation, Series 10, 5.00%, 6/15/28	420,000	432,613
State Supported Special Obligation, Series 13, 5.00%, 6/15/40	1,500,000	1,575,915
Connecticut State Higher Education Supplemental Loan Authority Revenue, CHESLA Loan Program,
Series A, 5.05%, 11/15/27	540,000	559,678
Connecticut State Municipal Electric Energy Cooperative Power Supply System Revenue, Refunding,
Series A, 5.00%, 1/01/38	3,000,000	3,290,970
Connecticut State Revolving Fund General Revenue,
Green Bonds, Series A, 5.00%, 3/01/34	5,000,000	5,727,500
Green Bonds, Series A, 5.00%, 3/01/35	1,000,000	1,142,840
Green Bonds, Series A, 5.00%, 5/01/35	2,000,000	2,343,020
Green Bonds, Series A, 5.00%, 5/01/37	3,000,000	3,496,530
Series A, 5.00%, 3/01/25	3,000,000	3,400,770
Connecticut State Special Tax Obligation Revenue,
Transportation Infrastructure Purposes, Series A, 5.00%, 10/01/30	5,000,000	5,491,150
Transportation Infrastructure Purposes, Series A, 5.00%, 9/01/32	1,000,000	1,121,750
Transportation Infrastructure Purposes, Series A, 5.00%, 9/01/34	5,000,000	5,446,250
Transportation Infrastructure Purposes, Series A, 5.00%, 1/01/36	1,000,000	1,122,850

Quarterly Statement of Investments | See Notes to Statements of Investments. | 13

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Connecticut Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Connecticut (continued)
Connecticut Transmission Municipal Electric Energy Cooperative Transmission System Revenue, Series A,
5.00%, 1/01/42	$5,000,000	$5,410,600
Greater New Haven Water Pollution Control Authority Regional Wastewater System Revenue, Series A,
AGMC Insured, Pre-Refunded, 5.00%, 11/15/37.	3,000,000	3,045,240
Hartford County Metropolitan District Clean Water Project Revenue,
Green Bonds, Refunding, Series A, 5.00%, 11/01/42	5,000,000	5,520,650
Refunding, Series A, 5.00%, 4/01/36	5,000,000	5,422,650
New Britain GO, Series C, AGMC Insured, 5.00%, 3/01/36	1,000,000	1,133,820
New Haven GO,
Issue of 2002, Series C, NATL Insured, ETM, 5.00%, 11/01/22	25,000	25,067
Issue of 2009, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 3/01/29	1,000,000	1,023,070
South Central Regional Water Authority Water System Revenue,
Refunding, Thirty-Second Series B, 5.00%, 8/01/38	3,720,000	4,321,896
Thirtieth Series A, 5.00%, 8/01/39	1,500,000	1,686,330
Thirtieth Series A, 5.00%, 8/01/44	1,615,000	1,810,754
Twenty-Second Series, AGMC Insured, Pre-Refunded, 5.00%, 8/01/38	4,000,000	4,022,280
Stamford Water Pollution Control System and Facility Revenue, Refunding, Series A, 5.25%, 8/15/43	1,000,000	1,137,920
Stratford GO, Refunding, 5.00%, 7/01/33	1,000,000	1,114,470
University of Connecticut GO,
Series A, 5.00%, 8/15/28	6,590,000	7,353,979
Series A, 5.00%, 2/15/31	2,000,000	2,226,800
Series A, 5.00%, 1/15/37	4,000,000	4,408,320
Total Municipal Bonds before Short Term Investments (Cost $244,498,173)		251,908,360

Short Term Investments (Cost $100,000) 0.1%

Municipal Bonds 0.1%
Connecticut 0.1%
[b] Connecticut State Health and Educational Facilities Authority Revenue, Yale University Issue, Series V-2,
Daily VRDN and Put, 0.70%, 7/01/36	100,000	100,000
Total Investments (Cost $244,598,173) 103.5%		252,008,360
Other Assets, less Liabilities (3.5)%.		(8,469,746)
Net Assets 100.0%.		$243,538,614

See Abbreviations on page 136.

aSecurity purchased on a when-issued basis.
bVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|14

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2018 (unaudited)

Franklin Federal Intermediate-Term Tax-Free Income Fund

	Principal
	Amount	Value

Municipal Bonds 94.2%
Alabama 2.6%
Alabama State Public School and College Authority Revenue,
Capital Improvement, Refunding, Series A, 5.00%, 5/01/19	$7,750,000	$7,982,965
Capital Improvement, Refunding, Series B, 5.00%, 1/01/27	25,000,000	28,760,250
Chatom IDB Gulf Opportunity Zone Revenue,
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/20	3,535,000	3,753,215
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/21	3,535,000	3,746,252
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/22	3,535,000	3,752,438
[a] East Alabama Health Care Authority Health Care Facilities Revenue,
Mandatory Put, Series A, Pre-Refunded, 5.25%, 9/01/18	10,000,000	10,088,800
Mandatory Put, Series B, Pre-Refunded, 5.50%, 9/01/18	13,500,000	13,626,360
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue,
Infirmary Health System Inc., Series A, 5.00%, 2/01/27	4,920,000	5,595,860
Infirmary Health System Inc., Series A, 5.00%, 2/01/28	5,000,000	5,650,300
Shelby County Board of Education Revenue,
Capital Outlay School wts., 5.00%, 2/01/22	5,250,000	5,609,152
Capital Outlay School wts., 5.00%, 2/01/23	5,520,000	5,921,249
Capital Outlay School wts., 5.00%, 2/01/24	5,055,000	5,417,039
Capital Outlay School wts., 5.00%, 2/01/25	5,920,000	6,340,794
		106,244,674
Alaska 0.1%
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Assured
Guaranty, 5.00%, 9/01/19	3,650,000	3,791,766
Arizona 4.8%
Arizona Board of Regents Arizona State University System Revenue,
Polytechnic Campus Project, Series C, Pre-Refunded, 5.75%, 7/01/20	500,000	501,615
Polytechnic Campus Project, Series C, Pre-Refunded, 5.75%, 7/01/21	500,000	501,615
Arizona Health Facilities Authority Hospital Revenue, Phoenix Children’s Hospital, Refunding, Series A,
5.00%, 2/01/27	6,000,000	6,455,760
Arizona School Facilities Board COP,
Pre-Refunded, 5.25%, 9/01/19	10,000,000	10,090,100
Refunding, Series A-3, AGMC Insured, 5.00%, 9/01/19	16,185,000	16,831,914
Arizona State COP,
Department of Administration, Series A, AGMC Insured, 5.00%, 10/01/19	5,650,000	5,886,283
Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/21	10,000,000	10,438,700
Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/22	40,910,000	42,682,630
Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/20	14,860,000	15,676,557
Arizona Transportation Board Highway Revenue,
Refunding, 5.00%, 7/01/29	10,920,000	12,515,849
Subordinated, Refunding, Series A, 5.00%, 7/01/24	5,000,000	5,448,250
Subordinated, Refunding, Series A, 5.00%, 7/01/25	5,000,000	5,446,700
Mesa Utility Systems Revenue, Refunding, 5.00%, 7/01/29.	2,500,000	2,934,425
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Refunding, Series D, 5.00%, 7/01/30	10,000,000	11,752,100
junior lien, Series A, 5.00%, 7/01/19	1,900,000	1,967,317
junior lien, Series A, 5.00%, 7/01/20	1,300,000	1,385,982
junior lien, Series A, Pre-Refunded, 5.00%, 7/01/21	4,200,000	4,472,454
Pima County Regional Transportation Authority Excise Tax Revenue,
Pima County Regional Transportation Fund, 5.00%, 6/01/24	3,385,000	3,839,301
Pima County Regional Transportation Fund, 5.00%, 6/01/26	7,180,000	8,114,549

Quarterly Statement of Investments | See Notes to Statements of Investments. | 15

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Arizona (continued)
Pima County Sewer System Revenue,
Series B, Pre-Refunded, 5.00%, 7/01/24	$6,030,000	$6,576,258
Series B, Pre-Refunded, 5.00%, 7/01/25	4,500,000	4,907,655
Scottsdale IDA Hospital Revenue, Scottsdale Healthcare, Refunding, Series A, 5.00%, 9/01/21	4,000,000	4,031,760
Scottsdale Municipal Property Corp. Excise Tax Revenue,
Refunding, 5.00%, 7/01/26	2,580,000	3,034,235
Refunding, 5.00%, 7/01/27	2,000,000	2,347,840
Refunding, 5.00%, 7/01/28	3,325,000	3,874,988
University Medical Center Corp. Hospital Revenue, Tucson, Pre-Refunded, 6.00%, 7/01/24	2,000,000	2,089,440
		193,804,277
Arkansas 0.1%
Fort Smith Sales and Use Tax Revenue, Refunding and Improvement, 5.00%, 5/01/23	5,000,000	5,555,150
California 10.3%
Bay Area Toll Authority Toll Bridge Revenue,
San Francisco Bay Area, Subordinate, Refunding, Series S-7, 4.00%, 4/01/31	7,000,000	7,629,720
San Francisco Bay Area, Subordinate, Refunding, Series S-7, 4.00%, 4/01/33	5,000,000	5,409,200
California Health Facilities Financing Authority Revenue,
Providence Health and Services, Series C, 6.00%, 10/01/18	500,000	507,270
Scripps Health, Series A, 5.00%, 10/01/21	5,000,000	5,055,750
Sutter Health, Series B, Pre-Refunded, 5.00%, 8/15/22	4,000,000	4,289,680
Sutter Health, Series B, Pre-Refunded, 5.25%, 8/15/23	13,000,000	14,011,400
California State GO,
Refunding, 5.00%, 8/01/21	55,000	55,157
Various Purpose, 5.50%, 4/01/21	20,000,000	20,646,400
Various Purpose, 5.25%, 10/01/23	25,050,000	27,886,662
Various Purpose, 5.25%, 10/01/24	9,780,000	10,867,340
Various Purpose, 5.25%, 10/01/25	5,000,000	5,554,200
Various Purpose, Refunding, 5.25%, 9/01/25	15,000,000	16,612,050
Various Purpose, Refunding, 5.00%, 10/01/25	15,000,000	17,126,400
Various Purpose, Refunding, 5.00%, 8/01/30	25,000,000	29,748,500
Various Purpose, Refunding, 5.00%, 8/01/30	10,000,000	11,743,500
California State Public Works Board Lease Revenue,
Various Capital Projects, Series A, 5.00%, 10/01/20	2,000,000	2,151,220
Various Capital Projects, Series A, 5.25%, 10/01/22	3,300,000	3,663,495
Various Capital Projects, Series A, 5.25%, 10/01/23	5,365,000	5,946,781
Various Capital Projects, Series A, 5.25%, 10/01/24	3,000,000	3,323,280
Various Capital Projects, Series A, 5.25%, 10/01/25	3,000,000	3,322,260
Various Capital Projects, Series G, Subseries G-1, ETM, 5.25%, 10/01/18	5,605,000	5,676,239
Various Capital Projects, Series G, Subseries G-1, ETM, 5.25%, 10/01/19	10,000,000	10,492,600
Various Capital Projects, Series G, Subseries G-1, Pre-Refunded, 5.00%, 10/01/21	15,055,000	15,747,530
Various Capital Projects, Series I, 5.00%, 11/01/18	4,000,000	4,058,200
Various Capital Projects, Series I, Pre-Refunded, 5.25%, 11/01/20	5,000,000	5,260,950
California Statewide CDA Revenue,
Enloe Medical Center, Series A, California Mortgage Insured, 5.25%, 8/15/19	1,990,000	2,004,149
Enloe Medical Center, Series A, California Mortgage Insured, 5.375%, 8/15/20	1,650,000	1,662,688
Sutter Health, Series A, Pre-Refunded, 5.25%, 8/15/24	4,000,000	4,311,200
El Dorado Irrigation District COP,
Series A, Assured Guaranty, Pre-Refunded, 5.00%, 8/01/22.	2,610,000	2,715,992
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 8/01/23.	2,860,000	2,984,324

|16

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Livermore-Amador Valley Water Management Agency Sewer Revenue,
Refunding, 5.00%, 8/01/24	$5,660,000	$6,198,889
Refunding, 5.00%, 8/01/25	4,765,000	5,214,101
Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series A, 5.00%, 7/01/26	11,025,000	12,562,326
Power System, Refunding, Series B, 5.00%, 7/01/31	8,220,000	9,839,176
Power System, Series B, 5.25%, 7/01/24	16,870,000	17,528,942
Power System, Series B, Pre-Refunded, 5.25%, 7/01/24	130,000	135,121
Power System, Series C, 5.00%, 7/01/32	4,615,000	5,554,799
Power System, Series C, 5.00%, 7/01/33	3,960,000	4,745,070
Power System, Series C, 5.00%, 7/01/34	4,080,000	4,870,582
Los Angeles Municipal Improvement Corp. Lease Revenue, Capital Equipment, Refunding, Series A,
Assured Guaranty, 5.25%, 4/01/19	3,180,000	3,277,340
Los Angeles USD,
GO, Election of 2005, Series F, 5.00%, 7/01/22.	5,675,000	5,884,124
GO, Election of 2008, Series B-1, 5.00%, 7/01/32	8,000,000	9,716,320
Orange County Airport Revenue,
Series B, 5.00%, 7/01/20	3,465,000	3,587,384
Series B, 5.00%, 7/01/21	7,545,000	7,809,829
Riverside Sewer Revenue,
Refunding, Series A, 5.00%, 8/01/34	10,605,000	12,093,730
Refunding, Series A, 5.00%, 8/01/35	11,000,000	12,490,720
San Diego Community College District GO, Refunding, 5.00%, 8/01/25	21,370,000	24,070,099
San Francisco City and County COP,
Multiple Capital Improvement Projects, Series A, 5.00%, 4/01/25	4,000,000	4,108,600
Multiple Capital Improvement Projects, Series A, 5.25%, 4/01/26	2,500,000	2,573,600
Tuolumne Wind Project Authority Revenue, Tuolumne Co. Project, Series A, Pre-Refunded, 5.25%,
1/01/23	8,000,000	8,176,640
		410,901,529
Colorado 1.2%
Denver City and County Airport System Revenue,
Subordinate, Series B, 5.25%, 11/15/26	5,000,000	5,701,550
Subordinate, Series B, 5.25%, 11/15/27	4,250,000	4,841,685
Denver City and County Excise Tax Revenue, Series A, AGMC Insured, ETM, 5.00%, 9/01/20	10,090,000	10,789,035
Denver City and County School District No. 1 GO, Refunding, 4.00%, 12/01/31.	9,000,000	9,643,500
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 5.75%, 11/15/18.	885,000	900,010
Regional Transportation District COP, Refunding, Series A, 5.00%, 6/01/26	14,000,000	15,639,820
		47,515,600
Connecticut 1.3%
Connecticut State GO,
Series E, 5.00%, 8/15/25	11,295,000	12,402,701
Series E, 5.00%, 8/15/26	18,585,000	20,351,318
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure Purposes, Series A,
5.00%, 1/01/28	10,000,000	10,929,300
University of Connecticut GO,
Series A, 5.00%, 3/15/30	3,075,000	3,428,748
Series A, 5.00%, 3/15/31	5,025,000	5,592,122
		52,704,189

|17

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
District of Columbia 0.3%
Washington Metropolitan Area Transit Authority Gross Revenue,
Series B, 5.00%, 7/01/31	$5,000,000	$5,920,000
Series B, 5.00%, 7/01/32	5,750,000	6,787,760
		12,707,760
Florida 7.2%
Broward County Water and Sewer Utility Revenue,
Refunding, Series B, 5.00%, 10/01/24	6,000,000	6,747,360
Refunding, Series B, 5.00%, 10/01/25	6,325,000	7,104,493
Clearwater City Water and Sewer Revenue, Refunding, 5.00%, 12/01/33	5,520,000	6,391,498
Florida State Board of Education GO,
Full Faith and Credit, Public Education Capital Outlay, Refunding, Series C, 4.00%, 6/01/32	12,855,000	14,009,636
Full Faith and Credit, Public Education Capital Outlay, Refunding, Series C, 4.00%, 6/01/33	5,000,000	5,403,750
Full Faith and Credit, Public Education Capital Outlay, Refunding, Series E, 4.00%, 6/01/33	11,855,000	12,768,191
Gainesville Utilities System Revenue, Series A, 5.00%, 10/01/30	1,500,000	1,788,135
Jacksonville Sales Tax Revenue, Better Jacksonville, Refunding, Series A, 5.00%, 10/01/28	6,000,000	6,611,100
JEA Water and Sewer System Revenue,
Refunding, Series A, 5.00%, 10/01/26	1,455,000	1,676,553
Refunding, Series A, 5.00%, 10/01/27	5,130,000	5,892,985
Refunding, Series A, 5.00%, 10/01/31	17,435,000	20,815,821
Series A, 5.00%, 10/01/29	1,205,000	1,377,146
Series A, Pre-Refunded, 5.00%, 10/01/26	1,530,000	1,761,168
Series A, Pre-Refunded, 5.00%, 10/01/27	5,375,000	6,187,109
Series A, Pre-Refunded, 5.00%, 10/01/29	1,265,000	1,456,129
Leon County School District Sales Tax Revenue, 5.00%, 9/01/25	6,040,000	6,895,264
Miami-Dade County Aviation Revenue,
Miami International Airport, Refunding, Series A, 4.25%, 10/01/18	6,920,000	6,978,128
Miami International Airport, Refunding, Series A, 4.50%, 10/01/19	4,805,000	4,971,445
Miami International Airport, Refunding, Series A, 5.00%, 10/01/21	5,000,000	5,327,200
Miami International Airport, Refunding, Series A, 5.00%, 10/01/22	5,890,000	6,272,673
Miami International Airport, Refunding, Series A, 5.25%, 10/01/23	4,875,000	5,218,102
Miami-Dade County School Board COP, Master Lease Purchase Agreement, Series A, Assured Guaranty,
Pre-Refunded, 5.00%, 2/01/23	12,115,000	12,384,195
Miami-Dade County Transit System Sales Surtax Revenue,
5.00%, 7/01/24	2,250,000	2,495,160
5.00%, 7/01/25	3,000,000	3,317,010
5.00%, 7/01/26	4,000,000	4,416,120
5.00%, 7/01/27	4,000,000	4,407,920
Miami-Dade County Water and Sewer System Revenue, Refunding, Series B, 5.00%, 10/01/27	15,000,000	16,978,200
Orange County Health Facilities Authority Revenue,
Hospital, Orlando Health Obligated Group, Refunding, Series A, 5.00%, 10/01/28	1,000,000	1,155,090
Hospital, Orlando Health Obligated Group, Refunding, Series A, 5.00%, 10/01/30	2,875,000	3,291,128
Orlando Utilities Commission Utility System Revenue,
Refunding, Series A, 5.00%, 10/01/24	2,405,000	2,795,885
Refunding, Series A, 5.00%, 10/01/25	2,000,000	2,356,140
Series A, 5.00%, 10/01/30	6,535,000	7,802,202
Series A, 5.00%, 10/01/31	4,540,000	5,403,826
Series A, 5.00%, 10/01/32	4,325,000	5,136,110
Series A, 5.00%, 10/01/33	1,755,000	2,076,200
Orlando-Orange County Expressway Authority Revenue,
Refunding, Series B, AGMC Insured, 5.00%, 7/01/23	10,000,000	11,420,000
Refunding, Series B, AGMC Insured, 5.00%, 7/01/24	14,650,000	16,624,380

|18

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
		Principal
		Amount	Value

Municipal Bonds (continued)
Florida (continued)
Palm Beach County School Board COP, Master Lease Purchase Agreement, Refunding, Series B, 5.00%,
8/01/25		$4,000,000	$4,665,840
Palm Beach County Solid Waste Authority Revenue, Refunding, 5.00%, 10/01/23		17,290,000	18,990,990
Palm Beach County Water and Sewer Revenue, Refunding, 5.00%, 10/01/28		1,240,000	1,417,556
Port St. Lucie Utility System Revenue,
Refunding, 4.00%, 9/01/30		2,500,000	2,658,700
Refunding, 4.00%, 9/01/31		4,135,000	4,372,804
Sarasota County Utility System Revenue,
Refunding, Series B, 4.00%, 10/01/35		1,000,000	1,060,650
Refunding, Series B, 4.00%, 10/01/36		2,000,000	2,115,600
Refunding, Series B, 4.00%, 10/01/37		2,670,000	2,822,430
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Obligated Group,
Refunding, 4.00%, 8/15/33		6,000,000	6,272,400
Tohopekaliga Water Authority Utility System Revenue, Refunding, 4.00%, 10/01/32.		5,000,000	5,369,600
			287,460,022
Georgia 1.8%
Atlanta Airport Passenger Facility Charge Revenue,
General, sub. lien, Refunding, Series A, 5.00%, 1/01/27.		7,000,000	7,963,830
General, sub. lien, Refunding, Series A, 5.00%, 1/01/28.		5,100,000	5,802,219
Atlanta Water and Wastewater Revenue,
Refunding, 5.00%, 11/01/26		5,165,000	6,007,928
Refunding, Series B, AGMC Insured, 5.00%, 11/01/20.		2,875,000	3,001,500
Refunding, Series B, AGMC Insured, 5.00%, 11/01/21.		3,100,000	3,235,966
Series B, AGMC Insured, Pre-Refunded, 5.00%, 11/01/20		5,700,000	5,958,153
Series B, AGMC Insured, Pre-Refunded, 5.00%, 11/01/21		6,130,000	6,407,628
Fulton County Development Authority Revenue,
Spelman College, Refunding, 5.00%, 6/01/28		3,785,000	4,351,879
Spelman College, Refunding, 5.00%, 6/01/29		4,385,000	5,035,690
Spelman College, Refunding, 5.00%, 6/01/30		4,805,000	5,511,431
Gainesville and Hall County Hospital Authority Revenue,
Anticipation Certificates, Northeast Georgia Health System Inc. Project, Refunding, Series A, 5.00%,
2/15/27	.	1,750,000	2,024,820
Anticipation Certificates, Northeast Georgia Health System Inc. Project, Refunding, Series A, 5.00%,
2/15/28	.	2,100,000	2,419,326
Anticipation Certificates, Northeast Georgia Health System Inc. Project, Refunding, Series A, 5.00%,
2/15/29	.	2,000,000	2,295,880
Anticipation Certificates, Northeast Georgia Health System Inc. Project, Refunding, Series A, 5.00%,
2/15/30	.	1,000,000	1,144,650
Georgia Municipal Electric Authority Revenue, Project One, Subordinated, Series B, 5.00%, 1/01/20		10,000,000	10,438,900
			71,599,800
Hawaii 0.9%
Hawaii State GO,
Series EO, 5.00%, 8/01/28		25,000,000	28,761,500
Series FG, 4.00%, 10/01/32		5,285,000	5,671,598
			34,433,098

|19

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Illinois 1.5%
Chicago O’Hare International Airport Revenue, General Airport, third lien, Series C, Assured Guaranty,
5.25%, 1/01/22	$5,215,000	$5,475,594
Chicago Transit Authority Capital Grant Receipts Revenue, Federal Transit Administration Section 5307,
Refunding, AGMC Insured, 5.25%, 6/01/25	6,125,000	6,605,751
Cook County GO, Refunding, Series A, MAC Insured, 5.25%, 11/15/22	12,395,000	13,712,836
Illinois State Finance Authority Revenue,
Northwestern University, 5.00%, 12/01/28	1,675,000	2,052,411
Rush University Medical Center Obligated Group, Series A, Pre-Refunded, 6.75%, 11/01/24	5,000,000	5,102,200
Illinois State GO,
MAC Insured, 5.00%, 2/01/26	5,650,000	6,230,764
Series A, AGMC Insured, 5.00%, 4/01/25.	18,000,000	19,588,320
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series B,
Pre-Refunded, 5.00%, 6/15/23	600,000	666,906
		59,434,782
Kansas 0.2%
Kansas State Department of Transportation Highway Revenue, Refunding, Series A, 5.00%, 9/01/28	8,000,000	9,228,800
Kentucky 0.9%
Kentucky Asset/Liability Commission Agency Fund Revenue, Project Notes, Federal Highway Trust, First
Series A, 5.00%, 9/01/20	6,000,000	6,399,300
Kentucky State Turnpike Authority Economic Development Road Revenue,
Revitalization Projects, Refunding, Series B, 5.00%, 7/01/26	2,570,000	3,026,843
Revitalization Projects, Refunding, Series B, 5.00%, 7/01/27	2,000,000	2,383,980
Revitalization Projects, Refunding, Series B, 5.00%, 7/01/28	3,000,000	3,565,290
Revitalization Projects, Series A, Pre-Refunded, 5.00%, 7/01/22.	1,000,000	1,034,670
Louisville and Jefferson County Metropolitan Sewer District Revenue, Sewer and Drainage System,
Refunding, Series A, 5.00%, 5/15/24	7,000,000	7,688,730
Paducah Electric Plant Board Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 10/01/29.	5,500,000	6,214,010
Refunding, Series A, AGMC Insured, 5.00%, 10/01/31.	5,500,000	6,196,850
		36,509,673
Louisiana 1.6%
Jefferson Sales Tax District Special Sales Tax Revenue, Parish of Jefferson, Refunding, Series B,
Assured Guaranty, 5.00%, 12/01/21	15,000,000	15,691,950
Lafayette Communications System Revenue,
Refunding, AGMC Insured, 5.00%, 11/01/25	2,400,000	2,744,088
Refunding, AGMC Insured, 5.00%, 11/01/27	3,500,000	4,006,835
Refunding, AGMC Insured, 5.00%, 11/01/29	4,685,000	5,333,170
Louisiana Public Facilities Authority Revenue,
Ochsner Clinic Foundation Project, Pre-Refunded, 5.00%, 5/15/29	10,000	11,847
Ochsner Clinic Foundation Project, Pre-Refunded, 5.00%, 5/15/30	5,000	5,924
Ochsner Clinic Foundation Project, Pre-Refunded, 5.00%, 5/15/32	15,000	17,770
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/28	1,000,000	1,151,670
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/29	2,000,000	2,293,220
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/29	1,240,000	1,410,426
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/30	2,250,000	2,574,202
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/30	995,000	1,128,748
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/31	1,745,000	1,989,125
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/32	1,750,000	1,987,545
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/32	1,485,000	1,671,234
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/33	2,000,000	2,263,180
Louisiana State GO, Refunding, Series C, 5.00%, 8/01/25	10,000,000	11,479,900

|20

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Louisiana (continued)
New Orleans Aviation Board Revenue, Restructuring GARB, Series A-1, Assured Guaranty, Pre-
Refunded, 6.00%, 1/01/23	$2,000,000	$2,050,480
Parishwide School District GO, Parish of Orleans, Refunding, AGMC Insured, 5.00%, 9/01/18	5,000,000	5,040,800
		62,852,114
Maryland 1.9%
Anne Arundel County GO, Consolidated General Improvements, Refunding, 5.00%, 4/01/29	7,495,000	8,740,444
Baltimore Revenue,
Mayor and City Council of Baltimore, Wastewater Projects, Refunding, Series C, 5.00%, 7/01/30	6,450,000	7,605,711
Mayor and City Council of Baltimore, Wastewater Projects, Refunding, Series C, 5.00%, 7/01/32	5,905,000	6,933,356
Mayor and City Council of Baltimore, Wastewater Projects, Refunding, Series D, 5.00%, 7/01/28	2,790,000	3,212,266
Mayor and City Council of Baltimore, Wastewater Projects, Refunding, Series D, 5.00%, 7/01/29	5,835,000	6,695,254
Mayor and City Council of Baltimore, Wastewater Projects, Subordinate, Series A, 5.00%, 7/01/29	1,000,000	1,172,480
Mayor and City Council of Baltimore, Wastewater Projects, Subordinate, Series A, 5.00%, 7/01/30	2,940,000	3,439,741
Mayor and City Council of Baltimore, Wastewater Projects, Subordinate, Series A, 5.00%, 7/01/31	2,085,000	2,434,217
Mayor and City Council of Baltimore, Wastewater Projects, Subordinate, Series A, 5.00%, 7/01/32	3,240,000	3,774,600
Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, 5.00%, 7/01/29	1,320,000	1,544,373
Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, 5.00%, 7/01/30	1,785,000	2,083,970
Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, 5.00%, 7/01/31	3,765,000	4,386,225
Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, 5.00%, 7/01/32	4,000,000	4,650,080
Maryland State Health and Higher Educational Facilities Authority Revenue,
University of Maryland Medical System Issue, Refunding, Series B, 5.00%, 7/01/30	8,520,000	9,820,919
University of Maryland Medical System Issue, Refunding, Series B, 5.00%, 7/01/31	7,415,000	8,528,140
		75,021,776
Massachusetts 3.0%
Massachusetts State Department of Transportation Metropolitan Highway System Revenue,
Commonwealth Contract Assistance Secured, Subordinated, Series B, 5.00%, 1/01/20	5,000,000	5,252,900
Massachusetts State GO,
Refunding, Series A, 5.00%, 7/01/28	7,500,000	8,729,925
Refunding, Series A, 5.00%, 7/01/29	6,000,000	7,000,920
Massachusetts State Health and Educational Facilities Authority Revenue, CareGroup Issue, Capital
Asset Program, Series B-2, NATL Insured, Pre-Refunded, 5.375%, 2/01/26	1,720,000	1,730,595
Massachusetts State School Building Authority Dedicated Sales Tax Revenue,
Senior, Refunding, Series A, 5.00%, 8/15/25.	10,975,000	12,256,331
Senior, Refunding, Series A, 5.00%, 8/15/26.	7,000,000	7,799,330
Senior, Refunding, Series B, 5.00%, 8/15/27.	6,000,000	6,677,520
Massachusetts State Water Pollution Abatement Trust Revenue,
State Revolving Fund, Refunding, 5.00%, 8/01/26	10,650,000	12,742,512
State Revolving Fund, Series 17, Sub Series 17A, 5.00%, 2/01/24	9,380,000	10,625,477
State Revolving Fund, Series 17, Sub Series 17A, 5.00%, 2/01/25	9,750,000	11,039,925
Massachusetts Water Resources Authority Revenue, General, Green Bonds, Refunding, Series C, 5.00%,
8/01/32	13,920,000	16,551,576
University of Massachusetts Building Authority Revenue,
Refunding, Senior Series 3, 5.00%, 11/01/31	10,035,000	11,959,512
Senior Series 3, 5.00%, 11/01/32	5,000,000	5,949,700
		118,316,223
Michigan 2.0%
Lansing School District GO,
Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/30	1,860,000	2,147,017
Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/31	2,010,000	2,313,992
Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/32	2,310,000	2,652,319

|21

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Michigan (continued)
Michigan Finance Authority Revenue,
Hospital, Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/34	$8,200,000	$9,376,454
State Revolving Fund, Clean Water, Pre-Refunded, 5.00%, 10/01/24.	5,000,000	5,620,600
State Revolving Fund, Clean Water, Subordinate, Refunding, 5.00%, 10/01/24	7,000,000	7,868,840
Michigan State GO, School Loan, Series A, Pre-Refunded, 5.25%, 11/01/22	10,000,000	10,147,800
Michigan State Hospital Finance Authority Revenue,
Ascension Health Credit Group, Series B-3, 4.00%, 11/15/31	5,100,000	5,427,267
Trinity Health Credit Group, Refunding, Series C, 5.00%, 12/01/31	2,700,000	3,182,247
Trinity Health Credit Group, Refunding, Series C, 5.00%, 12/01/32	1,250,000	1,470,987
Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/24.	8,000,000	8,896,800
Michigan State Strategic Fund Limited Obligation Revenue,
Michigan House of Representatives Facilities, Series A, Assured Guaranty, Pre-Refunded, 5.25%,
10/15/22	4,000,000	4,053,680
Michigan House of Representatives Facilities, Series A, Assured Guaranty, Pre-Refunded, 5.25%,
10/15/23	1,000,000	1,013,420
Wayne State University Revenue,
General, Refunding, Series A, 5.00%, 11/15/18	3,195,000	3,243,021
General, Refunding, Series A, 5.00%, 11/15/19	3,905,000	4,086,114
General, Refunding, Series A, 5.00%, 11/15/20	3,935,000	4,102,513
General, Series A, ETM, 5.00%, 11/15/18	1,070,000	1,085,890
General, Series A, ETM, 5.00%, 11/15/19	1,305,000	1,363,803
General, Series A, Pre-Refunded, 5.00%, 11/15/20	1,320,000	1,379,479
		79,432,243
Minnesota 1.2%
Minnesota Agricultural and Economic Development Board Revenue,
Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.00%,
2/15/21.	4,165,000	4,383,121
Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.00%,
2/15/22.	5,570,000	5,854,961
Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.25%,
2/15/23.	5,000,000	5,294,700
University of Minnesota GO,
Refunding, Series B, 5.00%, 12/01/30	8,060,000	9,707,867
Refunding, Series B, 5.00%, 12/01/31	13,900,000	16,690,008
Refunding, Series B, 5.00%, 12/01/33	6,755,000	8,066,956
		49,997,613
Missouri 0.3%
Missouri State Joint Municipal Electric Utility Commission Power Project Revenue,
Plum Point Project, Refunding, Series A, 5.00%, 1/01/27	3,250,000	3,712,215
Plum Point Project, Refunding, Series A, 5.00%, 1/01/28	4,500,000	5,082,030
Plum Point Project, Refunding, Series A, 5.00%, 1/01/29	4,045,000	4,552,648
		13,346,893
Nevada 1.2%
Clark County Airport System Revenue,
sub. lien, Series C, AGMC Insured, 5.00%, 7/01/22	5,000,000	5,173,850
sub. lien, Series C, AGMC Insured, 5.00%, 7/01/23	15,000,000	15,520,050
Clark County School District GO, Refunding, Series A, NATL Insured, 4.50%, 6/15/19	4,600,000	4,701,614

|22

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Nevada (continued)
Clark County Water Reclamation District GO,
Series A, Pre-Refunded, 5.25%, 7/01/21	$3,435,000	$3,563,194
Series A, Pre-Refunded, 5.25%, 7/01/22	3,120,000	3,236,438
Series B, Pre-Refunded, 5.25%, 7/01/21	3,430,000	3,558,008
Series B, Pre-Refunded, 5.25%, 7/01/22	3,615,000	3,749,912
Washoe County School District GO, Refunding, Series A, 5.00%, 6/01/25	6,130,000	6,765,191
		46,268,257
New Hampshire 0.2%
Manchester GARB, Series A, AGMC Insured, 5.00%, 1/01/25.	7,930,000	8,595,327
New Jersey 6.0%
Hudson County Improvement Authority Facility Lease Revenue,
Hudson County Lease Project, Refunding, AGMC Insured, 5.375%, 10/01/22	5,220,000	5,845,043
Hudson County Lease Project, Refunding, AGMC Insured, 5.375%, 10/01/23	5,375,000	6,132,176
Hudson County Lease Project, Refunding, AGMC Insured, 5.375%, 10/01/24	2,050,000	2,371,973
New Jersey EDA Revenue,
School Facilities Construction, Refunding, Series EE, 5.25%, 9/01/24	12,210,000	12,953,833
School Facilities Construction, Series AAA, 5.00%, 6/15/34	5,000,000	5,395,800
New Jersey Health Care Facilities Financing Authority Revenue,
Barnabas Health Issue, Series A, ETM, 5.00%, 7/01/20.	10,000,000	10,627,700
Barnabas Health Issue, Series A, ETM, 5.00%, 7/01/21.	20,535,000	22,395,266
Inspira Health Obligated Group Issue, Series A, 5.00%, 7/01/30	900,000	1,038,960
Inspira Health Obligated Group Issue, Series A, 5.00%, 7/01/31	1,080,000	1,243,976
New Jersey State COP,
Equipment Lease Purchase Agreement, Series A, Pre-Refunded, 5.25%, 6/15/22	10,000,000	10,354,800
Equipment Lease Purchase Agreement, Series A, Pre-Refunded, 5.25%, 6/15/23	17,945,000	18,581,689
New Jersey State Educational Facilities Authority Revenue,
Higher Education Capital Improvement Fund Issue, Series B, 5.00%, 9/01/36	5,000,000	5,369,600
Kean University Issue, Series A, Pre-Refunded, 5.00%, 9/01/21	6,000,000	6,230,040
New Jersey State Higher Education Assistance Authority Student Loan Revenue,
Refunding, Series 1A, 5.25%, 12/01/19	2,500,000	2,614,675
Series A, 5.375%, 6/01/24	5,110,000	5,239,334
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, AGMC Insured, 5.00%, 6/15/26	26,650,000	28,806,252
Transportation System, Refunding, Series A, 5.50%, 12/15/22	25,000,000	27,673,500
Transportation System, Refunding, Series A, Assured Guaranty, 5.50%, 12/15/22	11,465,000	12,856,392
New Jersey State Turnpike Authority Revenue,
Turnpike, Refunding, Series H, 5.00%, 1/01/20	6,540,000	6,660,990
Turnpike, Series H, Pre-Refunded, 5.00%, 1/01/20	3,460,000	3,527,608
Turnpike, Series H, Pre-Refunded, 5.00%, 1/01/21	20,000,000	20,390,800
Rutgers State University GO,
Refunding, Series J, 5.00%, 5/01/26	5,000,000	5,635,500
Refunding, Series J, 5.00%, 5/01/27	10,830,000	12,174,328
Series L, 5.00%, 5/01/27	5,270,000	5,924,165
		240,044,400
New York 9.0%
Erie County IDA School Facility Revenue,
City School District of the City of Buffalo Project, Refunding, Series A, 5.00%, 5/01/23	6,235,000	6,922,346
City School District of the City of Buffalo Project, Refunding, Series A, 5.00%, 5/01/24	8,000,000	8,881,920
City School District of the City of Buffalo Project, Series A, Pre-Refunded, 5.00%, 5/01/22	14,840,000	15,294,401
Long Island Power Authority Electric System Revenue, General, Refunding, Series B, 5.00%, 9/01/26.	5,000,000	5,533,900

|23

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
MTA Revenue,
Transportation, Refunding, Series F, 5.00%, 11/15/26	$25,000,000	$27,793,000
Transportation, Series A, AGMC Insured, 5.50%, 11/15/20.	4,365,000	4,743,358
Transportation, Series A, Pre-Refunded, 5.00%, 11/15/27	3,500,000	4,002,845
Transportation, Series C, 5.75%, 11/15/18	3,345,000	3,407,919
Nassau County Local Economic Assistance and FICO Revenue, Catholic Health Services of Long Island
Obligated Group Project, Refunding, 5.00%, 7/01/21	9,000,000	9,717,300
New York City GO,
Fiscal 2013, Refunding, Series D, 5.00%, 8/01/27	10,000,000	11,181,300
Fiscal 2013, Series I, 5.00%, 8/01/24.	10,200,000	11,601,174
Fiscal 2014, Refunding, Series G, 5.00%, 8/01/22.	8,000,000	8,949,440
Fiscal 2014, Refunding, Series G, 5.00%, 8/01/23.	6,860,000	7,834,806
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/25	2,000,000	2,332,900
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/26	10,000,000	11,604,200
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/27	7,500,000	8,658,150
Fiscal 2017, Subseries A-1, 5.00%, 8/01/29	10,000,000	11,737,700
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2009, Series S-3, 5.00%, 1/15/23	5,000,000	5,103,050
Fiscal 2009, Series S-4, 5.00%, 1/15/21	4,665,000	4,761,705
New York City Transitional Finance Authority Revenue,
Future Tax Secured, Subordinate, Fiscal 2003, Refunding, Subseries A-1, 5.00%, 11/01/23.	11,500,000	12,678,980
Future Tax Secured, Subordinate, Fiscal 2011, Series C, 5.00%, 11/01/23.	12,805,000	13,744,375
Future Tax Secured, Subordinate, Fiscal 2012, Series C, 5.00%, 11/01/24.	7,620,000	8,387,944
Future Tax Secured, Subordinate, Fiscal 2014, Series D, Subseries D-1, 5.00%, 2/01/27.	8,740,000	9,980,031
Future Tax Secured, Subordinate, Fiscal 2014, Series D, Subseries D-1, 5.00%, 2/01/28.	5,000,000	5,695,200
New York State Dormitory Authority Revenues,
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series A,
5.00%, 5/01/29	10,000,000	11,440,500
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty,
5.00%, 10/01/24	350,000	364,074
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty,
Pre-Refunded, 5.00%, 10/01/24	4,035,000	4,210,805
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty,
Pre-Refunded, 5.00%, 10/01/24	615,000	641,384
State Supported Debt, City University System, Consolidated Fifth General Resolution, Series A,
NATL Insured, 5.50%, 7/01/23	7,915,000	9,195,647
State Supported Debt, Mental Health Services Facilities Improvement, Refunding, Series A-1, 5.00%,
2/15/19.	3,245,000	3,319,505
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%,
5/15/24.	7,000,000	7,779,100
New York State Dormitory Authority State Personal Income Tax Revenue,
General Purpose, Refunding, Series A, 5.00%, 12/15/27	10,000,000	11,205,600
General Purpose, Refunding, Series A, 5.00%, 3/15/28	7,185,000	8,327,846
General Purpose, Refunding, Series E, 5.00%, 2/15/28	10,000,000	11,572,600
General Purpose, Refunding, Series E, 5.00%, 2/15/30	5,000,000	5,736,350
New York State Local Government Assistance Corp. Revenue, sub. lien, Refunding, Series B, 5.00%,
4/01/21	12,000,000	12,712,800
New York State Thruway Authority General Revenue, Series I, 5.00%, 1/01/26	10,000,000	10,957,400
New York State Thruway Authority Revenue, Local Highway and Bridge Service Contract, Refunding,
5.00%, 4/01/19	9,570,000	9,837,003

|24

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Urban Development Corp. Revenue,
Empire State Development Corp., Service Contract, Refunding, Series C, 5.00%, 1/01/20	$6,500,000	$6,829,810
State Personal Income Tax, General Purpose, Series D, 5.00%, 3/15/24	10,000,000	11,341,400
Rockland County Solid Waste Management Authority Revenue, Refunding, Series A, Assured Guaranty,
5.375%, 12/15/18.	1,655,000	1,686,445
Suffolk County EDC Revenue, Catholic Health Services of Long Island Obligated Group Project,
Refunding, 5.00%, 7/01/22	10,000,000	10,784,600
		358,490,813
North Carolina 0.8%
Buncombe County Limited Obligation Revenue, Series A, 5.00%, 6/01/28	5,000,000	5,721,450
Charlotte Water and Sewer System Revenue, Refunding, 5.00%, 7/01/27	10,000,000	11,739,200
North Carolina Eastern Municipal Power Agency Power System Revenue,
Series A, ETM, 5.00%, 1/01/21	10,000,000	10,751,800
Series C, Assured Guaranty, ETM, 6.00%, 1/01/19	500,000	512,475
Oak Island Enterprise System Revenue, Assured Guaranty, Pre-Refunded, 5.50%, 6/01/23	1,735,000	1,799,386
		30,524,311
Ohio 6.3%
Akron Income Tax Revenue,
Community Learning Centers, Refunding, Series A, 5.00%, 12/01/24	5,265,000	5,848,836
Community Learning Centers, Refunding, Series A, 5.00%, 12/01/25	6,645,000	7,371,099
Community Learning Centers, Refunding, Series A, 5.00%, 12/01/26	8,240,000	9,123,740
Cincinnati GO,
Various Purpose, Improvement, Series A, Pre-Refunded, 5.00%, 12/01/24.	1,270,000	1,418,057
Various Purpose, Improvement, Series A, Pre-Refunded, 5.00%, 12/01/25.	2,000,000	2,233,160
Various Purpose, Improvement, Series A, Pre-Refunded, 5.00%, 12/01/27.	2,000,000	2,233,160
Various Purpose, Improvement, Series A, Pre-Refunded, 5.00%, 12/01/28.	2,350,000	2,623,963
Cleveland Airport System Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 1/01/25	5,000,000	5,440,950
Refunding, Series A, AGMC Insured, 5.00%, 1/01/26	5,000,000	5,428,400
Cleveland Water Revenue,
second lien, Series A, Pre-Refunded, 5.00%, 1/01/25	2,500,000	2,763,875
second lien, Series A, Pre-Refunded, 5.00%, 1/01/26	2,000,000	2,211,100
Cuyahoga County EDR,
Recovery Zone Facility, Medical Mart/Convention Center Project, Series F, 5.00%, 12/01/20	7,000,000	7,509,740
Recovery Zone Facility, Medical Mart/Convention Center Project, Series F, 5.00%, 12/01/21	7,300,000	7,850,055
Hamilton County Sewer System Revenue,
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%,
12/01/24	2,500,000	2,870,000
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%,
12/01/25	2,400,000	2,751,168
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%,
12/01/26	4,000,000	4,576,360
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%,
12/01/27	5,000,000	5,709,350
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%,
12/01/28	3,000,000	3,418,950
Kent State University Revenues,
General Receipts, Series A, 5.00%, 5/01/23	1,200,000	1,328,952
General Receipts, Series A, 5.00%, 5/01/24	1,500,000	1,658,805
General Receipts, Series A, 5.00%, 5/01/25	1,500,000	1,657,035
General Receipts, Series A, 5.00%, 5/01/26	1,600,000	1,764,976

|25

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
Ohio State Building Authority Revenue, State Facilities, Administrative Building Fund Projects, Refunding,
Series C, 5.00%, 10/01/22	$5,780,000	$6,174,601
Ohio State GO,
Higher Education, Series A, Pre-Refunded, 5.00%, 2/01/24	8,585,000	9,380,314
Higher Education, Series A, Pre-Refunded, 5.00%, 2/01/25	7,000,000	7,648,480
Highway Capital Improvements, Full Faith and Credit, Highway User Receipts, Series R, Pre-
Refunded, 5.00%, 5/01/26	11,000,000	12,743,720
Highway Capital Improvements, Full Faith and Credit, Highway User Receipts, Series R, Pre-
Refunded, 5.00%, 5/01/27	5,000,000	5,792,600
Highway Capital Improvements, Full Faith and Credit, Highway User Receipts, Series R, Pre-
Refunded, 5.00%, 5/01/28	9,100,000	10,542,532
Highway Capital Improvements, Full Faith and Credit, Highway User Receipts, Series T, 5.00%,
5/01/31.	5,000,000	5,935,500
Highway Capital Improvements, Full Faith and Credit, Highway User Receipts, Series T, 5.00%,
5/01/32.	5,000,000	5,918,100
Ohio State Turnpike Commission Revenue, Turnpike, Refunding, Series A, NATL Insured, 5.50%, 2/15/24.	10,000,000	11,316,600
Ohio State Water Development Authority Revenue, Fresh Water, Series A, 5.00%, 12/01/30.	5,875,000	6,909,705
Ohio State Water Development Authority Water PCR, Loan Fund, Series A, 5.00%, 12/01/31.	10,000,000	11,895,600
Toledo City School District GO,
School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/24	2,920,000	3,269,174
School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/25	4,125,000	4,590,259
School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/26	4,340,000	4,827,556
School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/27	4,565,000	5,057,244
Toledo Water System Revenue,
Improvement and Refunding, 5.00%, 11/15/25	4,000,000	4,516,240
Improvement and Refunding, 5.00%, 11/15/26	6,140,000	6,920,148
Improvement and Refunding, 5.00%, 11/15/27	6,450,000	7,256,637
Improvement and Refunding, 5.00%, 11/15/28	6,570,000	7,365,561
University of Cincinnati General Receipts Revenue,
Series C, Assured Guaranty, 5.00%, 6/01/21	11,810,000	12,369,085
Series C, Assured Guaranty, 5.00%, 6/01/22	11,675,000	12,225,943
		250,447,330
Oregon 1.7%
Clackamas County School District No. 12 North Clackamas, Series B, 5.00%, 6/15/32	3,725,000	4,407,494
Deschutes County Hospital Facility Authority Hospital Revenue, Cascade Healthcare Community Inc.,
Pre-Refunded, 7.375%, 1/01/23.	2,000,000	2,063,800
Oregon State Department of Transportation Highway User Tax Revenue,
senior lien, Refunding, Series A, 5.00%, 11/15/25	10,000,000	11,234,100
senior lien, Refunding, Series A, 5.00%, 11/15/27	13,000,000	15,100,280
senior lien, Refunding, Series A, 5.00%, 11/15/28	3,500,000	4,054,120
senior lien, Series A, Pre-Refunded, 5.00%, 11/15/22	5,840,000	6,023,084
Portland Water System Revenue, second lien, Refunding, Series A, 5.00%, 10/01/25	5,000,000	5,659,450
Washington Counties School District No. 48J Beaverton GO,
5.00%, 6/15/27	5,000,000	5,750,000
5.00%, 6/15/28	5,000,000	5,734,850
5.00%, 6/15/29	7,500,000	8,579,625
		68,606,803
Pennsylvania 4.9%
Allegheny County Hospital Development Authority Revenue,
University of Pittsburgh Medical Center, Series A, 5.00%, 5/15/19.	9,000,000	9,276,120
University of Pittsburgh Medical Center, Series A, 5.00%, 5/15/20.	7,500,000	7,945,275

|26

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
Allegheny County Sanitary Authority Sewer Revenue, Refunding, AGMC Insured, 4.00%, 12/01/32.	$2,250,000	$2,382,908
Commonwealth Financing Authority Revenue,
Series C-1, AGMC Insured, 5.00%, 6/01/22	4,130,000	4,364,914
Series C-1, AGMC Insured, 5.00%, 6/01/23	4,345,000	4,589,537
Lancaster County Solid Waste Management Authority Solid Waste Disposal System Revenue,
Series A, 5.25%, 12/15/25	5,345,000	6,052,571
Series A, 5.25%, 12/15/26	5,835,000	6,578,612
Pennsylvania State GO, Second Series, 5.00%, 10/15/26.	13,375,000	14,943,620
Pennsylvania State Higher Educational Facilities Authority Revenue,
The Trustees of the University of Pennsylvania, Refunding, Series A, 4.00%, 8/15/31	3,775,000	4,073,036
University of Pennsylvania Health System, Series A, 4.00%, 8/15/34	5,895,000	6,219,815
Pennsylvania State Turnpike Commission Turnpike Revenue,
Series B, 5.00%, 12/01/19	32,230,000	33,775,428
Series E, Pre-Refunded, 5.00%, 12/01/24	5,000,000	5,480,400
Series E, Pre-Refunded, 5.00%, 12/01/25	10,000,000	10,960,800
Subordinate, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/22	6,070,000	6,265,515
Subordinate, Series C, Subseries C-1, Assured Guaranty, Pre-Refunded, 6.00%, 6/01/23	10,000,000	10,000,000
Pennsylvania State University Revenue, Series A, 5.00%, 9/01/30.	4,000,000	4,791,280
Philadelphia Gas Works Revenue,
1998 General Ordinance, Refunding, Fifteenth Series, 5.00%, 8/01/30	2,000,000	2,304,320
1998 General Ordinance, Refunding, Fifteenth Series, 5.00%, 8/01/31	4,030,000	4,632,807
Philadelphia GO,
Refunding, Series A, Assured Guaranty, 5.25%, 8/01/22	17,810,000	18,519,194
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 8/01/22.	2,190,000	2,277,710
Philadelphia Municipal Authority Lease Revenue, Pre-Refunded, 6.00%, 4/01/22	7,065,000	7,314,394
Philadelphia Water and Wastewater Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 6/15/18	5,000,000	5,005,600
Refunding, Series A, AGMC Insured, 5.00%, 6/15/19	5,000,000	5,167,300
Refunding, Series B, 5.00%, 11/01/31	5,750,000	6,753,432
Series A, Pre-Refunded, 5.00%, 1/01/20	1,210,000	1,233,293
Series A, Pre-Refunded, 5.25%, 1/01/21	3,655,000	3,728,466
Series A, Pre-Refunded, 5.25%, 1/01/22	2,330,000	2,376,833
		197,013,180
South Carolina 1.3%
Anderson Water and Sewer System Revenue,
Refunding, AGMC Insured, 5.00%, 7/01/22	2,555,000	2,839,729
Refunding, AGMC Insured, 5.00%, 7/01/23	2,695,000	2,985,305
Refunding, AGMC Insured, 5.00%, 7/01/24	2,825,000	3,114,252
Refunding, AGMC Insured, 5.00%, 7/01/25	2,965,000	3,254,058
Berkeley County Utility Revenue,
Combined Utility System, Refunding, 5.00%, 6/01/25	3,665,000	4,156,880
Combined Utility System, Refunding, 5.00%, 6/01/26	1,700,000	1,920,422
South Carolina Jobs EDA Hospital Revenue, Palmetto Health, Improvement, Pre-Refunded, 5.375%,
8/01/22	6,000,000	6,252,420
South Carolina State Transportation Infrastructure Bank Revenue,
Refunding, Series B, AGMC Insured, 5.00%, 10/01/25.	12,935,000	14,370,138
Refunding, Series B, AGMC Insured, 5.00%, 10/01/26.	13,440,000	14,896,090
		53,789,294

|27

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Tennessee 0.9%
Memphis GO, General Improvement, Refunding, Series A, 5.00%, 4/01/22.	$15,805,000	$17,560,619
Metropolitan Government of Nashville and Davidson County GO, Improvement, Series A, Pre-Refunded,
5.00%, 1/01/26	5,000,000	5,643,250
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue,
Refunding, 5.00%, 7/01/26	1,675,000	1,894,726
Refunding, 5.00%, 7/01/27	1,800,000	2,034,270
Tennessee State School Bond Authority Revenue, Higher Educational Facilities Second Program,
Refunding, Series B, 5.00%, 11/01/28	8,180,000	9,591,214
		36,724,079
Texas 9.8%
Austin Water and Wastewater System Revenue,
Travis Williamson and Hays Counties, Refunding, 5.00%, 11/15/26	4,835,000	5,392,475
Travis Williamson and Hays Counties, Refunding, 5.00%, 11/15/27	4,000,000	4,452,240
Travis Williamson and Hays Counties, Refunding, Series A, 5.00%, 11/15/28	5,000,000	5,605,450
Clear Creek ISD,
GO, Refunding, Series A, 5.00%, 2/15/25.	11,370,000	12,489,945
GO, Refunding, Series A, 5.00%, 2/15/26.	12,060,000	13,229,820
Dallas Waterworks and Sewer System Revenue,
Denton Collin Kaufman and Rockwall Counties, Refunding, 5.00%, 10/01/30	1,500,000	1,781,310
Denton Collin Kaufman and Rockwall Counties, Refunding, 5.00%, 10/01/31	2,500,000	2,959,800
Denton Collin Kaufman and Rockwall Counties, Refunding, 5.00%, 10/01/32	1,000,000	1,181,220
Dallas/Fort Worth International Airport Revenue,
Joint Refunding, Series D, 5.25%, 11/01/27	5,000,000	5,735,000
Joint Refunding, Series D, 5.25%, 11/01/28	2,100,000	2,401,812
El Paso ISD,
GO, Refunding, PSF Guarantee, 5.00%, 8/15/27.	5,460,000	6,327,266
GO, Refunding, PSF Guarantee, 5.00%, 8/15/28.	2,500,000	2,883,025
Fort Worth GO,
Tarrant Denton Parker and Wise Counties, General Purpose, Refunding and Improvement, 5.00%,
3/01/25.	6,000,000	6,615,960
Tarrant Denton Parker and Wise Counties, General Purpose, Refunding and Improvement, 5.00%,
3/01/26.	6,790,000	7,476,741
Harris County MTA Revenue,
Sales and Use Tax, Contractual Obligations, 5.00%, 11/01/28	2,000,000	2,305,840
Sales and Use Tax, Contractual Obligations, Pre-Refunded, 5.00%, 11/01/26	2,000,000	2,330,380
Sales and Use Tax, Contractual Obligations, Pre-Refunded, 5.00%, 11/01/27	2,000,000	2,330,380
Harris County Toll Road Revenue,
senior lien, Refunding, Series A, 5.00%, 8/15/32	2,500,000	2,964,150
senior lien, Refunding, Series A, 5.00%, 8/15/33	2,500,000	2,952,500
Houston GO,
Public Improvement, Refunding, Series A, 5.00%, 3/01/22	3,855,000	4,060,703
Public Improvement, Series A, Pre-Refunded, 5.00%, 3/01/22	6,145,000	6,470,746
Houston ISD, GO, Harris County, Limited Tax Schoolhouse, Refunding, Series A, PSF Guarantee, 5.00%,
2/15/29	10,000,000	11,679,300
Houston Utility System Revenue,
Combined, first lien, Refunding, Series B, 5.00%, 11/15/34	3,250,000	3,795,773
Combined, first lien, Refunding, Series B, 5.00%, 11/15/35	4,500,000	5,239,575
Combined, first lien, Refunding, Series C, 5.00%, 5/15/24	5,000,000	5,770,350
Combined, first lien, Refunding, Series C, 5.00%, 5/15/26	19,690,000	22,605,498

|28

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Texas (continued)
Lower Colorado River Authority Transmission Contract Revenue,
LCRA Transmission Services Corp. Project, Refunding, Series A, 5.00%, 5/15/24	$6,000,000	$6,480,360
LCRA Transmission Services Corp. Project, Refunding, Series B, 5.00%, 5/15/24	10,620,000	11,470,237
North Texas Tollway Authority Revenue,
Special Projects System, Series D, Pre-Refunded, 5.00%, 9/01/24	12,000,000	13,140,000
System, first tier, Refunding, Series A, 4.00%, 1/01/33	5,000,000	5,263,250
Northwest ISD,
GO, Refunding, Series A, PSF Guarantee, 5.00%, 2/15/28.	4,815,000	5,559,303
GO, Refunding, Series A, PSF Guarantee, 5.00%, 2/15/29.	7,015,000	8,080,719
San Angelo ISD, GO, Refunding, Series A, PSF Guarantee, 5.00%, 2/15/28	5,220,000	5,944,432
San Antonio Electric and Gas Systems Revenue,
Refunding, 5.25%, 2/01/25	27,000,000	31,945,320
Refunding, 5.00%, 2/01/27	10,415,000	12,235,021
San Antonio Water System Revenue,
junior lien, Refunding, Series A, 5.00%, 5/15/24	1,500,000	1,718,625
junior lien, Refunding, Series A, 5.00%, 5/15/26	2,200,000	2,509,716
junior lien, Refunding, Series A, 5.00%, 5/15/28	2,000,000	2,272,760
junior lien, Refunding, Series A, 5.00%, 5/15/29	1,000,000	1,134,190
junior lien, Refunding, Series C, 5.00%, 5/15/31	8,855,000	10,376,732
Texas State Water Development Board Revenue, State Water Implementation, Master Trust, Series A,
5.00%, 10/15/31	12,585,000	14,999,810
Texas Transportation Commission State Highway Fund Revenue,
first tier, Refunding, Series A, 5.00%, 4/01/23	20,000,000	22,726,400
first tier, Refunding, Series A, 5.00%, 4/01/24	20,000,000	23,080,800
first tier, Refunding, Series A, 5.00%, 4/01/25	20,000,000	23,080,800
University of Houston Revenue,
Consolidated, Series A, Pre-Refunded, 5.00%, 2/15/27	4,745,000	5,124,647
Consolidated, Series A, Pre-Refunded, 5.00%, 2/15/27	255,000	274,355
University of Texas System Revenue, Board of Regents, Permanent University Fund, Series B, 5.00%,
7/01/27	10,000,000	11,534,700
Williamson County GO,
Refunding, 5.00%, 2/15/23	6,235,000	6,905,262
Refunding, 5.00%, 2/15/25	13,780,000	15,240,680
		392,135,378
Utah 0.6%
Utah State Board of Regents Student Loan Revenue,
Refunding, Series EE-2, 5.00%, 11/01/20	9,000,000	9,655,830
Refunding, Series EE-2, 5.00%, 11/01/21	9,000,000	9,677,880
Utah State Transit Authority Sales Tax Revenue, sub. bond, Refunding, 4.00%, 12/15/31	4,000,000	4,304,240
		23,637,950
Virginia 4.2%
Norfolk Water Revenue,
Pre-Refunded, 5.00%, 11/01/24	6,050,000	6,716,952
Pre-Refunded, 5.00%, 11/01/25	5,910,000	6,561,518
Refunding, 5.00%, 11/01/24	95,000	105,284
Refunding, 5.00%, 11/01/25	90,000	99,600
Richmond Public Utility Revenue, Refunding, Series A, 5.00%, 1/15/32	10,000,000	11,632,900
Upper Occoquan Sewage Authority Regional Sewerage System Revenue, Refunding, Series B, 4.00%,
7/01/35	9,665,000	10,303,373

|29

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Virginia (continued)
Virginia Beach Development Authority Public Facility Revenue,
Refunding, Series B, 5.00%, 8/01/19	$12,635,000	$13,116,899
Refunding, Series B, 5.00%, 8/01/20	13,450,000	14,347,922
Virginia College Building Authority Educational Facilities Revenue,
21st Century College and Equipment Programs, Series A, Pre-Refunded, 5.00%, 2/01/25	13,080,000	15,085,818
21st Century College and Equipment Programs, Series D, 5.00%, 2/01/25.	7,405,000	8,652,446
Virginia State PBA Public Facilities Revenue,
Refunding, Series B, 4.00%, 8/01/29	12,060,000	13,182,304
Series B, Pre-Refunded, 4.00%, 8/01/29	1,075,000	1,197,507
Virginia State Public School Authority Revenue,
School Financing, 1997 Resolution, Refunding, Series B, 5.00%, 8/01/23	8,535,000	9,761,309
School Financing, 1997 Resolution, Series C, 5.00%, 8/01/27	4,460,000	5,150,408
Virginia State Resources Authority Clean Water Revenue,
Revolving Fund, Refunding, 5.00%, 10/01/27	5,825,000	6,896,742
Revolving Fund, Refunding, 5.00%, 10/01/28	11,950,000	14,122,151
Revolving Fund, Refunding, Series B, 5.00%, 10/01/26	26,155,000	30,489,930
		167,423,063
Washington 3.6%
Energy Northwest Electric Revenue,
Columbia Generating Station, Refunding, Series A, 5.00%, 7/01/22	3,250,000	3,626,967
Columbia Generating Station, Refunding, Series A, 5.00%, 7/01/23	3,500,000	3,989,755
Columbia Generating Station, Refunding, Series A, 5.00%, 7/01/24	1,250,000	1,447,988
King County Sewer Revenue,
Refunding, Series B, 5.00%, 7/01/25	1,200,000	1,388,592
Refunding, Series B, 5.00%, 7/01/26	1,200,000	1,384,908
Refunding, Series B, 5.00%, 7/01/27	1,900,000	2,190,434
Refunding, Series B, 5.00%, 7/01/28	3,050,000	3,508,750
Refunding, Series B, 5.00%, 7/01/29	2,600,000	2,987,894
Seattle Drain and Wastewater Revenue,
Refunding, 5.00%, 5/01/24	5,230,000	6,049,646
Refunding, 5.00%, 5/01/25	5,500,000	6,325,715
Refunding, 5.00%, 5/01/26	2,995,000	3,448,233
Refunding, 5.00%, 5/01/27	3,150,000	3,609,774
Seattle Municipal Light and Power Revenue,
Improvement and Refunding, Series B, 5.00%, 2/01/19	6,805,000	6,954,438
Improvement and Refunding, Series B, 5.00%, 2/01/20	7,000,000	7,366,520
Improvement and Refunding, Series C, 4.00%, 9/01/34	10,300,000	11,039,540
Washington Health Care Facilities Authority Revenue,
Overlake Hospital Medical Center, Refunding, Series B, 5.00%, 7/01/30	1,000,000	1,154,550
Overlake Hospital Medical Center, Refunding, Series B, 5.00%, 7/01/31	1,925,000	2,213,923
Virginia Mason Medical Center, Refunding, 5.00%, 8/15/31	2,250,000	2,555,010
Virginia Mason Medical Center, Refunding, 5.00%, 8/15/32	4,005,000	4,534,341
Washington State GO,
Motor Vehicle Fuel Tax, Refunding, Series B, 5.00%, 7/01/25	29,370,000	34,040,124
Various Purpose, Series D, 5.00%, 2/01/31	5,480,000	6,470,346
Various Purpose, Series D, 5.00%, 2/01/32	10,000,000	11,764,900
Various Purpose, Series D, Pre-Refunded, 5.00%, 2/01/25.	13,955,000	15,460,884
		143,513,232

|30

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Wisconsin 0.4%
Wisconsin State Transportation Revenue,
Refunding, Series 1, 5.00%, 7/01/24	$6,560,000	$7,293,736
Refunding, Series 2, 5.00%, 7/01/31	5,000,000	5,951,050
Series 1, Pre-Refunded, 5.00%, 7/01/24	3,440,000	3,833,295
		17,078,081
U.S. Territories 0.1%
Guam 0.1%
Guam Government Limited Obligation Revenue,
Section 30, Series A, ETM, 5.50%, 12/01/18	1,540,000	1,569,753
Section 30, Series A, ETM, 5.50%, 12/01/19	1,025,000	1,080,258
		2,650,011
Total Municipal Bonds before Short Term Investments (Cost $3,662,274,729)		3,767,799,491

Short Term Investments 4.7%

Municipal Bonds 4.7%
Florida 1.1%
[b] St. Lucie County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 0.92%,
9/01/28	44,250,000	44,250,000
New York 2.9%
[b] New York City GO, Fiscal 2015, Series F, Subseries F-6, SPA JPMorgan Chase Bank, Daily VRDN and
Put, 0.92%, 6/01/44	43,180,000	43,180,000
[b] New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Second General Resolution, Fiscal 2007, Series CC, Sub-Series CC-2, SPA Bank of Montreal, Daily
VRDN and Put, 0.88%, 6/15/38	12,000,000	12,000,000
Second General Resolution, Fiscal 2014, Refunding, Series AA, Subseries AA-3, SPA Toronto
Dominion Bank, Daily VRDN and Put, 0.85%, 6/15/49	24,605,000	24,605,000
Second General Resolution, Fiscal 2014, Refunding, Series AA, Subseries AA-4, SPA Bank of
Montreal, Daily VRDN and Put, 0.90%, 6/15/49.	14,515,000	14,515,000
[b] New York City Transitional Finance Authority Revenue,
Future Tax Secured, Senior, Multi-Modal, Fiscal 2003, Refunding, Subseries A-4, SPA Toronto
Dominion Bank, Daily VRDN and Put, 0.85%, 11/01/29	15,100,000	15,100,000
Future Tax Secured, Subordinate, Fiscal 2013, Series C, Subseries C-4, SPA JPMorgan Chase
Bank, Daily VRDN and Put, 0.92%, 11/01/36	8,200,000	8,200,000
		117,600,000
North Carolina 0.6%
[b] The Charlotte-Mecklenburg Hospital Authority Health Care Revenue,
Carolinas HealthCare System, Refunding, Series B, SPA JPMorgan Chase Bank, Daily VRDN and
Put, 0.90%, 1/15/38	2,400,000	2,400,000
Carolinas HealthCare System, Refunding, Series C, SPA JPMorgan Chase Bank, Daily VRDN and
Put, 0.90%, 1/15/37	20,555,000	20,555,000
		22,955,000

|31

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Principal
	Amount	Value
Short Term Investments (continued)

Municipal Bonds (continued)
Ohio 0.1%
[b] Ohio State Hospital Revenue, Cleveland Clinic Health System Obligated Group, Refunding, Series B, SPA
Wells Fargo Bank, Daily VRDN and Put, 0.89%, 1/01/39.	$3,000,000	$3,000,000
Total Short Term Investments (Cost $187,805,000)		187,805,000
Total Investments (Cost $3,850,079,729) 98.9%		3,955,604,491
Other Assets, less Liabilities 1.1%.		44,346,275
Net Assets 100.0%		$3,999,950,766

See Abbreviations on page 136.

aThe maturity date shown represents the mandatory put date.
bVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|32

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2018 (unaudited)

Franklin Federal Limited-Term Tax-Free Income Fund

	Principal
	Amount	Value

Municipal Bonds 94.0%
Alabama 0.6%
[a] East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put, Series A, Pre-
Refunded, 5.25%, 9/01/18	$1,000,000	$1,008,880
[a] Mobile IDBR,
PCR, Alabama Power Co. Barry Plant Project, Mandatory Put, 1.625%, 10/02/18.	2,500,000	2,498,050
PCR, Alabama Power Co. Barry Plant Project, Mandatory Put, Series A, 1.85%, 3/24/20	2,250,000	2,230,988
		5,737,918
Arizona 0.2%
Pinal County Revenue, Pledged Obligations, Refunding, 5.00%, 8/01/18	1,160,000	1,166,369
Tucson COP, Refunding, AGMC Insured, 3.00%, 7/01/18	1,195,000	1,196,386
		2,362,755
Arkansas 0.5%
Little Rock School District GO, Pulaski County, Construction, 3.00%, 2/01/20	4,930,000	5,020,466
California 9.1%
[a] California Health Facilities Financing Authority Revenue,
Providence St. Joseph, Mandatory Put, Series B-3, 2.00%, 10/01/25	13,340,000	12,930,728
St. Joseph Health System, Mandatory Put, Refunding, Series D, 5.00%, 10/15/20	5,000,000	5,361,350
St. Joseph Health System, Mandatory Put, Series C, 5.00%, 10/15/19	3,250,000	3,384,485
[a] California State Municipal Finance Authority Solid Waste Disposal Revenue, Waste Management Inc.
Project, Mandatory Put, Series A, 1.40%, 2/01/19	10,000,000	9,946,000
[a] California Statewide CDA, PCR, Southern California Edison Co., Mandatory Put, Refunding, Series D,
2.625%, 12/01/23	3,000,000	3,034,530
California Statewide CDA Revenue, Viamonte Senior Living1 Project, Series B, California Mortgage
Insured, 3.00%, 7/01/27	3,500,000	3,538,955
Coachella Valley USD,
GO, Riverside and Imperial Counties, Refunding, BAM Insured, 4.00%, 8/01/18	1,265,000	1,270,136
GO, Riverside and Imperial Counties, Refunding, BAM Insured, 4.00%, 8/01/19	1,330,000	1,366,309
Hacienda La Puente USD,
GO, Los Angeles County, Election of 2016, Series A, 2.00%, 8/01/18	3,720,000	3,724,241
GO, Los Angeles County, Election of 2016, Series A, 3.00%, 8/01/19	3,210,000	3,266,175
Los Angeles Department of Water and Power Revenue, Power System, Refunding, Series B, 5.00%,
12/01/18	20,000,000	20,285,200
Montebello USD, GO, Election of 2016, Series A, 3.00%, 8/01/18	2,000,000	2,005,040
Mount San Antonio Community College District GO, BAN, zero cpn., 4/01/22	10,000,000	9,249,500
Riverside County Transportation Commission Sales Tax Revenue, Refunding, Series A, 5.00%, 6/01/18	1,000,000	1,000,000
Salinas UHSD, GO, Monterey County, BAN, Capital Appreciation, zero cpn., 8/01/20.	5,000,000	4,781,300
Tustin USD School Facilities ID No. 2002-1 GO, Capital Appreciation, Election of 2002, Series C, AGMC
Insured, zero cpn., 6/01/18	810,000	810,000
[a] Western Municipal Water District Facilities Authority Adjustable Rate Water Revenue, Mandatory Put,
Refunding, Series A, 1.50%, 10/01/20	3,250,000	3,218,345
		89,172,294
Colorado 0.6%
Colorado State HFA, MFHR, Loan Program, Pass Through, Crisman Apartments Project, Series II, FHA
Insured, 3.00%, 3/01/19	2,000,000	1,988,500
Douglas County School District No. Re-1 Douglas and Elbert Counties GO, Refunding, 5.00%, 12/15/18	2,800,000	2,851,128
Garfield County School District No. 16 GO, Refunding, 3.00%, 12/01/18	1,115,000	1,122,939
		5,962,567

Quarterly Statement of Investments | See Notes to Statements of Investments. | 33

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Connecticut 3.4%
[a] Connecticut State Health and Educational Facilities Authority Revenue,
Yale University Issue, Mandatory Put, Refunding, Series A, 1.375%, 7/11/18	$14,500,000	$14,499,565
Yale University Issue, Mandatory Put, Refunding, Series A-1, 1.00%, 7/01/19	6,000,000	5,951,640
Yale University Issue, Mandatory Put, Series A, 1.30%, 2/03/20	10,000,000	9,911,800
Yale University Issue, Mandatory Put, Series X-2, 1.80%, 2/09/21.	3,000,000	2,984,400
		33,347,405
Florida 2.4%
Florida State Board of Education Lottery Revenue, Series A, Pre-Refunded, 5.00%, 7/01/19	4,550,000	4,607,466
Florida State Department of General Services Division Facilities Management Revenue, Facilities Pool,
Refunding, Series A, 5.00%, 9/01/21	7,710,000	8,452,627
Florida State Municipal Power Agency Revenue, All-Requirements Power Supply Project, Refunding,
Series A, 5.00%, 10/01/25	1,000,000	1,171,470
Lee County Transportation Facilities Revenue, Refunding, AGMC Insured, 5.00%, 10/01/19.	2,385,000	2,484,097
[a] Miami-Dade County IDA Solid Waste Disposal Revenue, Waste Management Inc. of Florida Project,
Mandatory Put, 1.75%, 11/01/19	2,000,000	1,988,940
Orlando-Orange County Expressway Authority Revenue, Refunding, AGMC Insured, 5.00%, 7/01/24	4,000,000	4,445,760
		23,150,360
Georgia 3.2%
Clarke County School District GO,
Sales Tax, 3.00%, 9/01/18	2,650,000	2,659,885
Sales Tax, 5.00%, 9/01/19	2,750,000	2,864,070
[a] Cobb County Development Authority Revenue, Georgia Waste Management Project, Mandatory Put,
Series A, 1.875%, 10/01/19.	2,500,000	2,495,575
Georgia State GO, Series C, 5.00%, 7/01/20	6,200,000	6,610,068
Georgia State Municipal Gas Authority Revenue, Gas Portfolio IV Project, Refunding, Series A, 5.00%,
10/01/19	9,500,000	9,889,690
[a] Monroe County Development Authority PCR,
Georgia Power Co. Plant Scherer Project, Mandatory Put, Refunding, First Series, 2.05%, 11/19/21	3,250,000	3,190,167
Gulf Power Co. Plant Scherer Project, Mandatory Put, First Series, 1.40%, 9/19/19	3,750,000	3,715,275
		31,424,730
Hawaii 1.5%
Hawaii State GO, Refunding, Series EF, 5.00%, 11/01/23	10,000,000	11,232,700
Hawaii State Highway Revenue, Series A, 3.00%, 1/01/19	3,275,000	3,300,741
		14,533,441
Idaho 0.6%
Canyon County School District No. 131 GO, Nampa, Refunding, 4.00%, 8/15/18.	1,480,000	1,487,400
Idaho State GO, TAN, 4.00%, 6/29/18	4,000,000	4,007,920
		5,495,320
Illinois 1.3%
Homer Glen Village GO, Will and Cook Counties, Series A, 4.00%, 12/01/18	1,000,000	1,011,800
[a] Illinois State Educational Facilities Authority Revenue, Adjustable Rate, University of Chicago, Mandatory
Put, 1.65%, 2/01/19	10,000,000	9,979,100
Mount Vernon GO, Jefferson County, AGMC Insured, 3.00%, 12/15/18	1,475,000	1,484,528
		12,475,428
Iowa 1.0%
Des Moines Independent Community School District Revenue, Polk and Warren Counties, School
Infrastructure Sales, Services and Use Tax, AGMC Insured, 3.00%, 6/01/29	9,300,000	9,291,351

|34

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Kansas 0.9%
Dodge City GO, Temporary Notes, Series 1, 1.50%, 10/01/19	$2,750,000	$2,728,770
[b] Kansas State Department of Transportation Highway Revenue, Refunding, Series B-5, Monthly FRN,
1.678%, (1-month USD LIBOR + 0.40%), 9/01/19	5,700,000	5,714,250
		8,443,020
Kentucky 0.9%
[a] Louisville/Jefferson County Metro Government Environmental Facilities Revenue, Louisville Gas and
Electric Co. Project, Mandatory Put, Series A, 1.25%, 6/03/19	2,000,000	1,982,140
[a] Louisville/Jefferson County Metro Government PCR, Louisville Gas and Electric Co. Project, Mandatory
Put, Series A, 2.20%, 8/01/19	7,000,000	7,002,310
		8,984,450
Louisiana 1.6%
Louisiana State GO, Series A, 4.00%, 5/15/31	15,225,000	15,977,115
Maryland 6.4%
[a,b] Howard County Housing Commission Revenue, Columbia Landing Project, Mandatory Put, Series A,
Weekly FRN, 2.31%, (MUNIPSA + 1.25%), 7/01/18	6,000,000	6,003,120
Maryland CDA Department of Housing and Community Development Housing Revenue, FHA Risk-Sharing
Insured Pass-Through, Series A, FHA Insured, 1.35%, 6/01/19	3,860,000	3,835,180
Maryland State Department of Transportation Consolidated Transportation Revenue, Refunding, 5.00%,
5/01/19	7,500,000	7,728,900
Maryland State GO,
State and Local Facilities Loan of 2013, Refunding, First Series B, 4.50%, 8/01/19	8,000,000	8,260,400
State and Local Facilities Loan of 2013, Second Series A, Pre-Refunded, 5.00%, 8/01/23.	11,355,000	12,388,646
State and Local Facilities Loan of 2014, Refunding, First Series C, 5.00%, 8/01/19.	5,700,000	5,918,082
Washington Suburban Sanitary District GO,
Montgomery and Prince George’s Counties, Consolidated Public Improvement, Pre-Refunded, 4.00%,
6/01/28	5,500,000	6,011,885
Montgomery and Prince George’s Counties, Consolidated Public Improvement, Pre-Refunded, 4.00%,
6/01/30	5,500,000	6,011,885
Montgomery and Prince George’s Counties, Consolidated Public Improvement, Pre-Refunded, 4.00%,
6/01/31	5,500,000	6,011,885
		62,169,983
Massachusetts 2.8%
Massachusetts Development Finance Agency Revenue,
Boston University Issue, Refunding, Series Z-1, 1.50%, 8/01/19	7,000,000	6,984,740
[a] Partners HealthCare System Issue, Mandatory Put, Refunding, Series S-4, 5.00%, 1/25/24	5,000,000	5,710,300
[a] Williams College Issue, Mandatory Put, Series N, 1.45%, 7/01/21	3,000,000	2,948,370
Massachusetts State Federal Highway Revenue, Grant Anticipation Notes, Accelerated Bridge Program,
Series A, 5.00%, 6/15/19	11,370,000	11,757,603
		27,401,013
Michigan 1.1%
Michigan Finance Authority Revenue, Unemployment Obligation Assessment, Refunding, Series B, 5.00%,
7/01/20	10,000,000	10,356,500
Minnesota 2.9%
Circle Pines ISD No. 12 GO, School Building, Minnesota School District Credit Enhancement Program,
Capital Appreciation, Series A, zero cpn., 2/01/19	650,000	641,375
Duluth ISD No. 709 COP, Refunding, Series A, 3.00%, 2/01/19	2,125,000	2,140,597
Hennepin County GO, Refunding, Series B, 5.00%, 12/01/18	3,315,000	3,370,460
[a] Minneapolis MFHR, Albright Townhomes Project, Mandatory Put, 2.00%, 6/01/19	2,000,000	2,000,380

|35

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Minnesota (continued)
Minnesota State GO,
State Trunk Highway, Refunding, Series E, 4.00%, 10/01/20	$3,835,000	$4,027,095
Various Purpose, Series A, 5.00%, 8/01/22	9,175,000	10,283,432
Minnesota State Higher Education Facilities Authority Revenue, Macalester College, Refunding, 5.00%,
3/01/19	210,000	215,174
Northern Municipal Power Agency Electric System Revenue, Refunding, 5.00%, 1/01/21	5,000,000	5,385,050
		28,063,563
Mississippi 0.5%
[a] Mississippi Business Finance Corp. Solid Waste Disposal Revenue, Waste Management Inc. Project,
Mandatory Put, 1.35%, 9/01/20	5,000,000	4,908,550
Nevada 3.7%
Clark County School District GO, Refunding, Series D, 5.00%, 6/15/20	20,000,000	21,188,000
Nevada State GO, Capital Improvement and Cultural Affairs, Series C, Pre-Refunded, 5.00%, 6/01/20	7,115,000	7,115,000
Nevada State Highway Improvement Revenue, Motor Vehicle Fuel Tax, Refunding, 5.00%, 12/01/20	7,000,000	7,539,840
		35,842,840
New Hampshire 0.3%
New Hampshire State GO, Refunding, Series A, 5.00%, 7/01/18	2,610,000	2,617,073
New Jersey 2.7%
Jersey City GO,
General Improvement and Qualified Water Improvement, Refunding, Series A, BAM Insured, 4.00%,
8/01/18	2,000,000	2,007,520
General Improvement and Qualified Water Improvement, Refunding, Series A, BAM Insured, 4.00%,
8/01/19	1,330,000	1,362,439
New Jersey State GO,
5.00%, 6/01/18	5,990,000	5,990,000
Refunding, Series Q, 5.00%, 8/15/18	15,885,000	15,990,476
Ocean County GO, Refunding, 5.00%, 8/01/19	1,125,000	1,168,043
		26,518,478
New Mexico 2.2%
[a] Farmington PCR, Southern California Edison Co. Four Corners Project, Mandatory Put, Refunding, Series
A, 1.875%, 4/01/20	9,000,000	8,928,720
New Mexico State Severance Tax Revenue, Series A, Pre-Refunded, 4.00%, 7/01/20	11,640,000	11,662,465
Taos County Gross Receipts Tax Revenue, County Education Improvement, BAM Insured, 3.50%, 4/01/19 .	1,000,000	1,012,280
		21,603,465
New York 8.6%
[a] Chautauqua County Capital Resource Corp. Revenue, Multi-Mode, Jamestown Center City Development
Corp. Project, Mandatory Put, Refunding, Subseries C, 2.00%, 11/01/21	4,750,000	4,698,890
Freeport GO, Nassau County, Public Improvement, Refunding, Series A, 5.00%, 1/15/19	1,920,000	1,958,266
New York City GO,
Fiscal 2014, Refunding, Series G, 5.00%, 8/01/20.	7,000,000	7,473,480
Fiscal 2017, Series B, Subseries B-1, 4.00%, 12/01/18	10,000,000	10,119,000
New York State Dormitory Authority Revenues,
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series 1, 5.00%, 1/15/19	4,000,000	4,009,920
Non-State Supported Debt, New York University, Series B, Pre-Refunded, 5.25%, 7/01/48	10,800,000	10,830,996
New York State Dormitory Authority State Personal Income Tax Revenue, General Purpose, Refunding,
Series A, 5.00%, 12/15/19	6,095,000	6,404,199
New York State HFAR, Affordable Housing, Climate Bond Certified/Green Bonds, Series K, GNMA
Secured, 1.50%, 5/01/21	10,000,000	9,762,300

|36

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Thruway Authority General Junior Indebtedness Obligations Revenue, Series A, 5.00%,
5/01/19	$15,000,000	$15,453,750
Suffolk County GO,
Refunding, Series D, 4.00%, 10/15/19	3,835,000	3,948,094
Refunding, Series D, 4.00%, 10/15/20	4,270,000	4,445,027
Yonkers GO, Refunding, Series D, AGMC Insured, 5.00%, 8/01/19	4,720,000	4,886,711
		83,990,633
North Carolina 2.4%
Charlotte COP, Transit Projects, Phase III, Series B, 3.00%, 6/01/22	7,500,000	7,505,325
North Carolina State GO, Refunding, Series C, 4.00%, 5/01/22.	14,655,000	15,820,219
		23,325,544
Ohio 2.4%
American Municipal Power Inc. Revenue, Prairie State Energy Campus Project, Refunding, Series A,
5.00%, 2/15/20	7,000,000	7,350,910
Cincinnati GO, Various Purpose, Improvement and Refunding, Series A, 5.00%, 12/01/19	3,000,000	3,143,850
Cleveland Airport System Revenue, Refunding, Series A, AGMC Insured, 5.00%, 1/01/19	7,870,000	8,005,994
[a] Franklin County Hospital Revenue, Facilities, OhioHealth Corp., Mandatory Put, Refunding, Series B,
4.00%, 11/01/18	3,995,000	4,029,357
Marysville Wastewater Treatment System Revenue, Refunding, BAM Insured, 5.00%, 12/01/19	1,000,000	1,045,680
		23,575,791
Oklahoma 0.8%
Oklahoma County Finance Authority Educational Facilities Lease Revenue,
Midwest City-Del City Public Schools Project, 5.00%, 10/01/19.	510,000	530,441
Midwest City-Del City Public Schools Project, 5.00%, 10/01/20.	1,350,000	1,436,441
Midwest City-Del City Public Schools Project, 5.00%, 10/01/22.	1,000,000	1,106,170
Tulsa County Industrial Authority Educational Facilities Lease Revenue,
Owasso Public Schools Project, 5.00%, 9/01/21	2,010,000	2,194,980
Owasso Public Schools Project, 5.00%, 9/01/22	1,500,000	1,670,445
Owasso Public Schools Project, 5.00%, 9/01/23	1,170,000	1,327,587
		8,266,064
Oregon 2.0%
Multnomah County School District No. 1J GO, Portland Public Schools, Series B, 5.00%, 6/15/20.	10,000,000	10,645,500
Oregon State Department of Transportation Highway User Tax Revenue, senior lien, Refunding, Series A,
5.00%, 11/15/22	5,000,000	5,632,900
Oregon State GO, Higher Education, Refunding, Series B, 5.00%, 8/01/27.	2,785,000	3,268,560
		19,546,960
Pennsylvania 3.0%
[a] Lehigh County IDA, PCR, PPL Electric Utilities Corp. Project, Refunding, Mandatory Put, Series A, 1.80%,
9/01/22	10,000,000	9,763,200
Pennsylvania State GO, Refunding, Second Series, 5.00%, 1/15/20	10,000,000	10,467,400
Westmoreland County Municipal Authority Revenue, Municipal Service, Pre-Refunded, 5.00%, 8/15/37.	7,895,000	9,024,853
		29,255,453
Rhode Island 0.7%
Rhode Island State and Providence Plantations GO, Consolidated Capital Development Loan, Refunding,
Series A, 5.00%, 8/01/18	6,290,000	6,324,847

|37

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Tennessee 3.7%
Memphis GO,
General Improvement, Refunding, 5.00%, 6/01/24	$6,915,000	$8,000,517
General Improvement, Refunding, 5.00%, 6/01/25	7,260,000	8,524,402
General Improvement, Refunding, 5.00%, 6/01/26	7,625,000	9,052,781
Metropolitan Government of Nashville and Davidson County GO, Improvement, Series A, 5.00%, 1/01/23	9,625,000	10,863,256
		36,440,956
Texas 11.4%
Austin Water and Wastewater System Revenue, Travis Williamson and Hays Counties, Refunding, 5.00%,
11/15/20	5,000,000	5,371,350
Camino Real Regional Mobility Authority Pass-Through Toll Transport Revenue, EI Paso County, State
SPUR 601, 5.25%, 8/15/18	9,485,000	9,511,273
Clifton Higher Education Finance Corp. Revenue,
Education, IDEA Public Schools, Refunding, PSF Guarantee, 3.00%, 8/15/20	2,400,000	2,452,344
Education, IDEA Public Schools, Refunding, PSF Guarantee, 4.00%, 8/15/21	2,000,000	2,115,600
Education, IDEA Public Schools, Refunding, PSF Guarantee, 4.00%, 8/15/22	3,200,000	3,426,976
Comal ISD,
GO, School Building, PSF Guarantee, 5.00%, 2/01/21	2,280,000	2,460,462
GO, School Building, PSF Guarantee, 5.00%, 2/01/22	2,250,000	2,487,758
Cypress-Fairbanks ISD, GO, Harris County, Refunding, PSF Guarantee, 5.00%, 2/15/22	7,320,000	8,115,245
Dallas Area Rapid Transit Sales Tax Revenue, senior lien, Pre-Refunded, 5.25%, 12/01/48	5,190,000	5,280,565
Dallas Waterworks and Sewer System Revenue, Dallas Denton Collin and Rockwall Counties, Refunding,
Series A, 5.00%, 10/01/26	5,000,000	5,886,700
Lewisville ISD, GO, School Building, PSF Guarantee, 3.00%, 8/15/20	5,070,000	5,197,105
Lubbock GO, Refunding, 5.00%, 2/15/25	5,150,000	5,994,445
Northside ISD,
GO, Refunding, PSF Guarantee, 2.00%, 8/15/19	3,925,000	3,941,171
GO, Refunding, PSF Guarantee, 4.00%, 8/15/20	5,940,000	6,214,903
San Antonio ISD, GO, Bexar County, School Building, Refunding, PSF Guarantee, 5.00%, 2/15/21	14,880,000	16,078,733
Tarrant County Cultural Education Facilities Finance Corp. Revenue, CHRISTUS Health, Refunding, Series
A, Assured Guaranty, 5.75%, 7/01/18	370,000	371,129
Texas State A&M University System Permanent University Fund Revenue, Refunding, 5.00%, 7/01/19	5,845,000	6,052,088
Texas State Water Development Board Revenue, State Revolving Fund, 5.00%, 8/01/27	4,200,000	5,062,218
[a] Texas Transportation Commission State Highway Fund Revenue, first tier, Mandatory Put, Refunding,
Series B, 4.00%, 10/01/21	3,000,000	3,179,100
University of Texas System Revenue,
Board of Regents, Financing System, Series J, 5.00%, 8/15/21	4,000,000	4,384,080
Financing System, Refunding, Series A, 5.00%, 8/15/22	6,315,000	7,082,020
		110,665,265
Utah 0.8%
Jordan School District GO, Utah School Bond Guaranty Program, Refunding, 5.00%, 6/15/18	8,000,000	8,008,800
Virginia 0.1%
Virginia State HDA Commonwealth Mortgage Revenue, Sub Series C-5, 2.45%, 7/01/19	1,400,000	1,409,786
Washington 6.0%
Energy Northwest Electric Revenue, Columbia Generating Station, Refunding, Series A, 5.00%, 7/01/23	5,000,000	5,699,650
King County School District No. 414 Lake Washington GO, Refunding, 4.00%, 12/01/18	2,705,000	2,736,676
Pierce County Sumner School District No. 320 GO, Unlimited Tax, Refunding and Improvement, 4.00%,
12/01/20	7,250,000	7,620,620

|38

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Washington (continued)
Snohomish County School District No. 15 Edmonds GO,
4.00%, 12/01/19	$5,245,000	$5,419,554
5.00%, 12/01/20	4,630,000	4,984,704
5.00%, 12/01/21	5,020,000	5,536,156
Snoqualmie Valley School District No. 410 GO,
King County, Improvement and Refunding, 4.00%, 12/01/18.	2,740,000	2,772,085
King County, Improvement and Refunding, 4.00%, 12/01/19.	3,815,000	3,942,535
King County, Improvement and Refunding, 5.00%, 12/01/20.	4,880,000	5,253,857
King County, Improvement and Refunding, 5.00%, 12/01/21.	2,455,000	2,707,423
Spokane County School District No. 354 Mead GO,
4.00%, 12/01/32	1,150,000	1,244,381
5.00%, 12/01/33	1,500,000	1,773,390
Spokane County School District No. 356 Central Valley GO, 4.00%, 12/01/31	8,295,000	9,011,439
		58,702,470
Wisconsin 0.3%
Fond Du Lac GO,
Fond Du Lac County, Refunding, Series B, 2.00%, 4/01/20.	700,000	701,995
Fond Du Lac County, Refunding, Series B, 2.00%, 4/01/22.	1,000,000	996,700
Muskego GO, Waukesha County, Promissory Notes, Series A, 2.25%, 9/01/18	1,500,000	1,500,720
		3,199,415
Wyoming 1.4%
Sweetwater County 2013 Specific Purpose Tax Joint Powers Board Revenue,
4.00%, 6/15/18	4,330,000	4,333,074
2.125%, 12/15/18	565,000	565,136
5.00%, 12/15/18	8,645,000	8,665,575
		13,563,785
Total Municipal Bonds before Short Term Investments (Cost $920,481,221)		917,135,854

Short Term Investments 4.8%

Municipal Bonds 4.8%
Florida 0.8%
[c] St. Lucie County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 0.92%,
9/01/28	2,600,000	2,600,000
Tallahassee Consolidated Utility Systems Revenue, Refunding, 5.00%, 10/01/18	4,680,000	4,732,603
		7,332,603
Hawaii 0.2%
Honolulu City and County GO, Series B, 4.00%, 10/01/18	1,920,000	1,935,591
Minnesota 0.5%
[c] Minneapolis and St. Paul Housing and RDA Health Care Facilities Revenue, Children’s Hospitals and
Clinics, Series B, AGMC Insured, SPA US Bank National Association, Daily VRDN and Put, 0.90%,
8/15/25	5,100,000	5,100,000
Missouri 1.0%
St. Louis General Fund Revenue, TRAN, 3.00%, 6/01/18	10,000,000	10,000,000

|39

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Short Term Investments (continued)

Municipal Bonds (continued)
Pennsylvania 1.6%
[c] Emmaus General Authority Revenue, SPA Wells Fargo Bank, Weekly VRDN and Put, 1.15%, 12/01/28.	$7,165,000	$7,165,000
[c] Pennsylvania State Turnpike Commission Turnpike Revenue,
Refunding, Series A-2, Weekly VRDN and Put, 1.76%, (MUNIPSA + 0.70%), 12/01/19	3,000,000	3,012,930
Refunding, Series B, Weekly VRDN and Put, 2.21%, (MUNIPSA + 1.15%), 12/01/19	5,000,000	5,056,900
		15,234,830
Texas 0.1%
Clifton Higher Education Finance Corp. Revenue, Education, IDEA Public Schools, Refunding, PSF
Guarantee, 1.50%, 8/15/18	1,360,000	1,359,850
Wisconsin 0.6%
Muskego Revenue, Waukesha County, Note Anticipation Notes, Series A, 2.50%, 9/01/18	5,750,000	5,764,605
Total Short Term Investments (Cost $46,674,294)		46,727,479
Total Investments (Cost $967,155,515) 98.8%		963,863,333
Other Assets, less Liabilities 1.2%		11,245,282
Net Assets 100.0%		$975,108,615

See Abbreviations on page 136.

aThe maturity date shown represents the mandatory put date.
bThe coupon rate shown represents the rate at period end.
cVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|40

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2018 (unaudited)

Franklin Florida Tax-Free Income Fund

	Principal
	Amount	Value

Municipal Bonds 98.8%
Florida 96.9%
Alachua County Health Facilities Authority Health Facilities Revenue,
Shands Healthcare Project, Series D-1, Pre-Refunded, 6.50%, 12/01/19	$1,215,000	$1,243,310
Shands Healthcare Project, Series D-1, Pre-Refunded, 6.75%, 12/01/22	1,000,000	1,024,520
Shands Healthcare Project, Series D-2, Pre-Refunded, 6.75%, 12/01/30	5,000,000	5,120,100
Brevard County Health Facilities Authority Health Facilities Revenue,
Health First Inc. Project, Refunding, 5.00%, 4/01/39.	5,000,000	5,435,850
Health First Inc. Project, Series B, Pre-Refunded, 7.00%, 4/01/39	2,000,000	2,085,220
Broward County Water and Sewer Utility Revenue, Series A, Pre-Refunded, 5.25%, 10/01/34	2,200,000	2,226,356
Central Expressway Authority Revenue,
senior lien, Refunding, 4.00%, 7/01/41	5,000,000	5,184,950
senior lien, Refunding, Series B, 4.00%, 7/01/40	5,825,000	6,036,506
Citizens Property Insurance Corp. Revenue, Personal Lines Account/Commercial Lines Account, senior
secured, Series A-1, 5.00%, 6/01/22	5,000,000	5,550,400
City of Winter Park Water and Sewer Revenue, Improvement, Pre-Refunded, 5.00%, 12/01/34	2,000,000	2,093,780
Clearwater City Water and Sewer Revenue, Series A, Pre-Refunded, 5.25%, 12/01/39.	2,000,000	2,102,620
Collier County Educational Facilities Authority Revenue, Hodges University Inc. Project, 5.625%, 11/01/28	2,860,000	3,123,120
Collier County IDA Health Care Facilities Revenue, NCH Healthcare System Project, 6.25%, 10/01/39.	5,000,000	5,513,900
Duval County School Board COP, Master Lease Program, Series A, Assured Guaranty, Pre-Refunded,
5.25%, 7/01/35	10,000,000	10,373,200
Escambia County Health Facilities Authority Health Facility Revenue,
Baptist Hospital Inc. Project, Refunding, Series A, 5.75%, 8/15/29	7,195,000	7,710,810
Baptist Hospital Inc. Project, Series A, 6.00%, 8/15/36	11,000,000	11,829,950
Florida Higher Educational Facilities Financing Authority Revenue,
Bethune-Cookman University Inc. Project, Refunding, 5.375%, 7/01/32	3,500,000	3,610,285
Nova Southeastern University Project, 6.375%, 4/01/31	2,750,000	3,016,695
Rollins College Project, Pre-Refunded, 5.00%, 12/01/37.	10,000,000	10,723,100
The University of Tampa Project, Refunding, Series A, 5.25%, 4/01/42	2,000,000	2,185,600
Florida State Board of Education GO,
Public Education Capital Outlay, Refunding, Series C, 4.00%, 6/01/35	5,340,000	5,701,304
Public Education Capital Outlay, Refunding, Series D, 6.00%, 6/01/23	15,000,000	17,836,800
Public Education Capital Outlay, Refunding, Series F, 4.00%, 6/01/37	8,000,000	8,512,000
Public Education Capital Outlay, Series H, 5.00%, 6/01/40	7,295,000	7,687,982
Florida State Governmental Utility Authority Revenue, Lehigh Utility System, Pre-Refunded, 5.25%,
10/01/40	5,000,000	5,518,400
Florida State Mid-Bay Bridge Authority Revenue,
Exchangeable, Series D, ETM, 6.10%, 10/01/22	3,545,000	4,045,093
first senior lien, Refunding, Series A, 5.00%, 10/01/40	5,000,000	5,514,650
Series A, ETM, 6.875%, 10/01/22	6,000,000	6,630,120
Florida State Municipal Loan Council Revenue, Series D, AGMC Insured, 5.50%, 10/01/41.	3,750,000	4,124,287
Florida State Municipal Power Agency Revenue,
All-Requirements Power Supply Project, Series A, 5.00%, 10/01/31	950,000	959,462
All-Requirements Power Supply Project, Series A, Pre-Refunded, 5.00%, 10/01/31	5,050,000	5,106,459
All-Requirements Power Supply Project, Series A, Pre-Refunded, 6.25%, 10/01/31	2,000,000	2,115,400
Stanton Project, Refunding, 5.50%, 10/01/19	1,000,000	1,049,550
Fort Pierce Capital Improvement Revenue, Refunding, Series A, Assured Guaranty, 6.00%, 9/01/32	1,500,000	1,514,985
Fort Pierce Utilities Authority Revenue,
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/20	3,090,000	2,923,943
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/21	2,585,000	2,384,740
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/22	3,090,000	2,763,356
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/23	3,060,000	2,648,583
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/24	2,560,000	2,131,123

Quarterly Statement of Investments | See Notes to Statements of Investments. | 41

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Florida Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Florida (continued)
Greater Orlando Aviation Authority Airport Facilities Revenue,
Priority Subordinated, Series A, 5.00%, 10/01/47.	$5,000,000	$5,655,850
Series A, 5.00%, 10/01/39	5,000,000	5,320,150
Series C, Pre-Refunded, 5.00%, 10/01/39.	4,250,000	4,431,730
Halifax Hospital Medical Center Hospital Revenue,
Daytona Beach, Refunding, 5.00%, 6/01/46	4,250,000	4,593,060
Daytona Beach, Refunding and Improvement, 5.00%, 6/01/36	2,500,000	2,746,650
Daytona Beach, Series B-1, AGMC Insured, Pre-Refunded, 5.50%, 6/01/38	5,000,000	5,000,000
Hialeah Housing Authority Revenue, Affordable Housing Program, Refunding, GNMA Secured, 5.30%,
12/20/18	155,000	155,383
Hillsborough County Aviation Authority Revenue, Tampa International Airport, Customer Facility Charge,
Series A, 5.00%, 10/01/44	5,000,000	5,484,400
Jacksonville Sales Tax Revenue, Better Jacksonville, Refunding, 5.00%, 10/01/30	2,000,000	2,198,520
Lakeland Hospital Revenue, Lakeland Regional Health Systems, 5.00%, 11/15/45	12,300,000	13,542,669
Martin County Health Facilities Authority Hospital Revenue, Martin Memorial Medical Center, 5.50%,
11/15/42	2,100,000	2,283,603
Melbourne Water and Sewer Improvement Revenue, Capital Appreciation, FGIC Insured, ETM, zero cpn.,
10/01/26	1,500,000	1,198,860
Melbourne Water and Sewer Revenue,
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 10/01/22	1,785,000	1,599,039
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 10/01/26	4,500,000	3,469,050
Miami Beach RDA Tax Increment Revenue, City Center/Historic Convention Village, Refunding, Series A,
AGMC Insured, 5.00%, 2/01/40	5,000,000	5,613,450
Miami Beach Stormwater Revenue, 5.00%, 9/01/41	10,000,000	11,189,100
Miami Beach Water and Sewer Revenue, Refunding, 5.00%, 9/01/47	10,000,000	11,481,500
Miami Health Facilities Authority Revenue, Miami Jewish Health Systems Inc. Project, Refunding, 5.125%,
7/01/46	2,250,000	2,471,513
Miami Parking System Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/39	4,000,000	4,141,080
Miami Special Obligation Revenue,
Parking, Marlins Stadium Project, Series A, AGMC Insured, 5.25%, 7/01/35	5,000,000	5,304,450
Street and Sidewalk Improvement Program, 5.625%, 1/01/39	15,000,000	15,329,100
Miami-Dade County Aviation Revenue,
Miami International Airport, Hub of the Americas, Refunding, Series A, 5.50%, 10/01/36	5,000,000	5,230,900
Miami International Airport, Refunding, Series A, 5.375%, 10/01/35	7,500,000	8,033,100
Miami International Airport, Refunding, Series B, 5.00%, 10/01/37.	10,000,000	11,186,800
Miami International Airport, Refunding, Series B, 5.00%, 10/01/40.	5,000,000	5,647,300
Miami-Dade County Expressway Authority Toll System Revenue, Series A, 5.00%, 7/01/40	18,770,000	19,751,671
Miami-Dade County GO, Building Better Communities Program, Series B-1, Pre-Refunded, 5.75%, 7/01/33 .	5,000,000	5,016,150
Miami-Dade County Health Facilities Authority Hospital Revenue,
Miami Children’s Hospital Project, Series A, 6.125%, 8/01/42	1,055,000	1,136,678
Miami Children’s Hospital Project, Series A, Pre-Refunded, 6.125%, 8/01/42	2,945,000	3,198,977
Nicklaus Children’s Hospital Project, Refunding, 5.00%, 8/01/42	3,000,000	3,372,390
Nicklaus Children’s Hospital Project, Refunding, 4.00%, 8/01/47	3,500,000	3,548,160
Miami-Dade County School Board COP, Master Lease Purchase Agreement, Series A, Assured Guaranty,
Pre-Refunded, 5.375%, 2/01/34	5,000,000	5,123,350
Miami-Dade County School District GO, School, 5.00%, 3/15/43	2,465,000	2,714,088
Miami-Dade County Seaport Revenue, Series A, 6.00%, 10/01/38	10,000,000	11,561,700
Miami-Dade County Transit System Sales Surtax Revenue, 5.00%, 7/01/42	15,000,000	16,280,250
Miami-Dade County Water and Sewer System Revenue,
Assured Guaranty, Pre-Refunded, 5.00%, 10/01/39	10,000,000	10,715,700
Refunding, Series A, 5.00%, 10/01/42	10,000,000	10,932,600
North Sumter County Utility Dependent District Utility Revenue, 5.75%, 10/01/43.	5,000,000	5,404,750

|42

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Florida Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Florida (continued)
Orange County Health Facilities Authority Revenue,
Hospital, Orlando Health Inc., Series A, 5.00%, 10/01/42	$10,000,000	$10,837,700
Hospital, Orlando Health Obligated Group, Refunding, Series A, 5.00%, 10/01/39	5,500,000	6,150,045
Hospital, Orlando Health Obligated Group, Series B, AGMC Insured, Pre-Refunded, 5.00%, 12/01/32	2,995,000	3,040,823
Hospital, Orlando Regional Healthcare System, Series C, Pre-Refunded, 5.25%, 10/01/35.	4,000,000	4,046,600
Presbyterian Retirement Communities Project, 5.00%, 8/01/41	5,000,000	5,481,350
Orange County School Board COP, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 8/01/34	10,000,000	10,435,000
Orlando-Orange County Expressway Authority Revenue,
Refunding, Series A, 5.00%, 7/01/35	8,330,000	9,270,374
senior lien, AMBAC Insured, ETM, 7.625%, 7/01/18.	90,000	90,410
Series A, Pre-Refunded, 5.00%, 7/01/40	5,000,000	5,313,850
Series C, Pre-Refunded, 5.00%, 7/01/35	4,000,000	4,246,840
Series C, Pre-Refunded, 5.00%, 7/01/40	2,755,000	2,927,931
Palm Beach County Health Facilities Authority Revenue, Lifespace Communities Inc., Refunding, Series B,
5.00%, 5/15/47	5,000,000	5,465,500
Palm Beach County Solid Waste Authority Revenue, Improvement, Series B, Pre-Refunded, 5.50%,
10/01/25	5,000,000	5,063,950
Palm Beach County Water and Sewer Revenue, 5.00%, 10/01/40	5,000,000	5,201,750
Panama City Beach Utility Revenue, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/39	3,000,000	3,096,630
Port St. Lucie Utility System Revenue, Refunding, Assured Guaranty, 5.25%, 9/01/35	225,000	226,998
[a] Sarasota County Health Facilities Authority Retirement Facility Revenue,
Improvement, Sunnyside Village Project, 5.00%, 5/15/33	600,000	665,124
Improvement, Sunnyside Village Project, 5.00%, 5/15/38	1,025,000	1,126,916
Improvement, Sunnyside Village Project, 5.00%, 5/15/48	1,850,000	2,024,381
Sarasota County Health Facilities Authority Revenue,
Retirement Facility, Improvement, Village On The Isle Project, Refunding, 5.00%, 1/01/32	1,100,000	1,206,821
Retirement Facility, Improvement, Village On The Isle Project, Series A, 5.00%, 1/01/37.	1,350,000	1,467,072
Retirement Facility, Improvement, Village On The Isle Project, Series A, 5.00%, 1/01/42.	1,600,000	1,722,352
Retirement Facility, Improvement, Village On The Isle Project, Series A, 5.00%, 1/01/47.	2,450,000	2,628,139
South Lake County Hospital District Revenue, South Lake Hospital Inc., Refunding, 5.25%, 10/01/34.	5,000,000	5,264,750
South Miami Health Facilities Authority Hospital Revenue,
Baptist Health South Florida, Refunding, 4.00%, 8/15/42	5,000,000	5,155,200
Baptist Health South Florida, Refunding, 5.00%, 8/15/42	6,500,000	7,381,140
St. Petersburg Public Utilities Revenue, Series A, Pre-Refunded, 5.00%, 10/01/36	3,180,000	3,315,977
Sunrise Utilities System Revenue,
AMBAC Insured, Pre-Refunded, 5.20%, 10/01/22	1,050,000	1,107,582
Refunding, AMBAC Insured, 5.20%, 10/01/22	1,500,000	1,517,685
Tamarac Utility System Revenue, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/39	1,585,000	1,652,775
Tampa Bay Water Regional Water Supply Authority Utility System Revenue,
5.00%, 10/01/38	10,000,000	11,238,900
Pre-Refunded, 5.00%, 10/01/38.	5,000,000	5,055,900
Tampa Health System Revenue, Baycare, Series A, 4.00%, 11/15/46	5,000,000	5,126,650
Tampa Hospital Revenue, H. Lee Moffitt Cancer Center Project, Refunding, Series B, 5.00%, 7/01/37	5,000,000	5,560,650
Tampa Sports Authority Revenue,
Guaranteed Package, Tampa Bay Arena Project, NATL Insured, 6.05%, 10/01/20	920,000	961,262
Guaranteed Package, Tampa Bay Arena Project, NATL Insured, 6.10%, 10/01/26	2,695,000	3,123,828
Tampa-Hillsborough County Expressway Authority Revenue, 5.00%, 7/01/47	5,000,000	5,703,900
University of North Florida FICO Revenue, Capital Improvement, Housing Project, Refunding, AGMC
Insured, 5.00%, 11/01/35.	5,000,000	5,654,800

|43

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Florida Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Florida (continued)
Volusia County Educational Facility Authority Revenue,
Educational Facilities, Embry-Riddle Aeronautical University Inc. Project, Refunding, 5.00%, 10/15/42	$1,500,000	$1,696,170
Educational Facilities, Embry-Riddle Aeronautical University Inc. Project, Refunding, 5.00%, 10/15/47	3,500,000	3,942,750
		592,618,705
U.S. Territories 1.9%
Puerto Rico 1.9%
[b] Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	10,000,000	3,925,000
Series XX, 5.25%, 7/01/40	10,000,000	3,975,000
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority
Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26.	3,900,000	3,500,250
		11,400,250
Total Municipal Bonds before Short Term Investments (Cost $585,057,443)		604,018,955

Short Term Investments (Cost $5,200,000) 0.8%

Municipal Bonds 0.8%
Florida 0.8%
[c] St. Lucie County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 0.92%,
9/01/28	5,200,000	5,200,000
Total Investments (Cost $590,257,443) 99.6%		609,218,955
Other Assets, less Liabilities 0.4%		2,259,805
Net Assets 100.0%.		$611,478,760

See Abbreviations on page 136.

aSecurity purchased on a when-issued basis.
bDefaulted security or security for which income has been deemed uncollectible.
cVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|44

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2018 (unaudited)

Franklin Georgia Tax-Free Income Fund

	Principal
	Amount	Value

Municipal Bonds 99.3%
Georgia 98.9%
Athens Housing Authority Revenue,
UGAREF East Campus Housing Phase II LLC Project, Refunding, 5.00%, 6/15/36	$2,390,000	$2,737,171
UGAREF Fraternity Row LLC Project, Refunding, 4.00%, 6/15/40	5,000,000	5,215,700
Athens-Clarke County Unified Government Water and Sewerage Revenue,
Pre-Refunded, 5.625%, 1/01/33	10,000,000	10,231,100
Pre-Refunded, 5.50%, 1/01/38	5,000,000	5,111,950
Atlanta Airport General Revenue,
Refunding, Series B, 5.00%, 1/01/42	2,000,000	2,174,220
Refunding, Series C, 6.00%, 1/01/30	6,000,000	6,613,680
Series A, 5.00%, 1/01/40	9,000,000	9,406,440
Atlanta Airport Passenger Facility Charge Revenue,
General, sub. lien, Refunding, Series A, 5.00%, 1/01/33	4,005,000	4,538,546
General, sub. lien, Refunding, Series A, 5.00%, 1/01/34	3,250,000	3,679,357
Atlanta and Fulton County Recreation Authority Revenue, Park Improvement, Refunding, Series A, 5.00%,
12/01/35	3,530,000	4,026,283
The Atlanta Development Authority Revenue,
New Downtown Atlanta Stadium Project, senior lien, Series A-1, 5.25%, 7/01/40	7,750,000	8,923,272
New Downtown Atlanta Stadium Project, senior lien, Series A-1, 5.25%, 7/01/44	3,000,000	3,445,890
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26	2,555,000	2,755,108
Atlanta Development Authority Student Housing Facilities Revenue, Piedmont/Ellis LLC University
Commons Project Located on the Campus of Georgia State University, Pre-Refunded, 5.00%, 9/01/32	2,000,000	2,277,860
Atlanta GO, Assured Guaranty, Pre-Refunded, 5.25%, 12/01/23	2,000,000	2,102,620
Atlanta Tax Allocation, Beltline Project, Refunding, Series B, 5.00%, 1/01/31	1,780,000	2,043,013
Atlanta Water and Wastewater Revenue,
Refunding, 5.00%, 11/01/43	10,000,000	11,305,900
Series A, AGMC Insured, 5.50%, 11/01/27.	5,000,000	5,997,650
Series A, Pre-Refunded, 6.00%, 11/01/28	5,055,000	5,353,953
[a,b] Baldwin County Hospital Authority Revenue,
Oconee Regional Medical Center, 5.25%, 12/01/22	2,500,000	25
Oconee Regional Medical Center, 5.375%, 12/01/28	2,000,000	20
Bartow-Catersville Joint Development Authority Revenue, GHC Student Center LLC Project, AGMC
Insured, 5.00%, 6/15/36	4,155,000	4,453,828
Bibb County Development Authority Revenue, Macon State College Foundation Real Estate II LLC Project,
AGMC Insured, 5.00%, 7/01/40	5,000,000	5,434,800
Bleckley-Dodge County Joint Development Authority Student Housing Facilities Revenue, MGC Real
Estate Foundation II LLC Project, 5.00%, 7/01/33	3,500,000	3,514,350
Brunswick and Glynn County Joint Water and Sewer Commission Revenue, Refunding, Series C, AGMC
Insured, 5.00%, 6/01/33	2,045,000	2,150,665
Buford GO, Refunding, Series C, 4.00%, 1/01/43	5,000,000	5,232,800
Bulloch County Development Authority Student Housing Revenue, Georgia Southern University Housing
Foundation Five LLC Project, AGMC Insured, 5.00%, 7/01/36	2,055,000	2,204,214
Burke County Development Authority PCR, Oglethorpe Power Corp. Vogtle Project, Refunding, Series D,
4.125%, 11/01/45	7,000,000	7,086,030
Carroll City-County Hospital Authority Revenue,
Anticipation Certificates, Tanner Medical Center Inc. Project, 5.00%, 7/01/41	2,000,000	2,238,360
Anticipation Certificates, Tanner Medical Center Inc. Project, Pre-Refunded, 5.00%, 7/01/40	5,000,000	5,324,350
Carrollton Payroll Development Authority Revenue, UWG Athletic Complex LLC Project, Anticipation
Certificates, Refunding, AGMC Insured, 5.00%, 6/15/37	3,140,000	3,554,511
Cherokee County School System GO, 5.00%, 2/01/33	3,000,000	3,413,910
Cherokee County Water and Sewerage Authority Revenue, NATL Insured, 6.90%, 8/01/18	10,000	10,040

Quarterly Statement of Investments | See Notes to Statements of Investments. | 45

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Georgia Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Georgia (continued)
Clayton County Development Authority Revenue, Tuff Archives LLC-Secretary of State of Georgia Project,
Refunding, 5.00%, 7/01/33	$5,000,000	$5,518,100
Clayton County Development Authority Student Housing Revenue, CSU Foundation Real Estate II LLC
Project, AGMC Insured, 5.00%, 7/01/36	3,000,000	3,213,240
Clayton County Hospital Authority Revenue,
Anticipation Certificates, Southern Regional Medical Center Project, Series A, Pre-Refunded, 5.00%,
8/01/30	2,000,000	2,125,200
Anticipation Certificates, Southern Regional Medical Center Project, Series A, Pre-Refunded, 5.25%,
8/01/35	1,000,000	1,067,850
Clayton County Urban RDAR, Clayton County Project, Refunding, 5.00%, 2/01/28	1,285,000	1,414,579
Cobb County Development Authority Revenue,
Georgia Tech Cobb Research Campus, Series A, 4.00%, 6/01/42.	1,600,000	1,671,312
Georgia Tech Cobb Research Campus, Series A, 5.00%, 6/01/49.	2,670,000	3,049,674
Cobb County Development Authority Student Housing Revenue, Kennesaw State University Real Estate
Foundations Projects, Senior, Refunding, Series A, 5.00%, 7/15/38	2,000,000	2,227,360
Cobb County Development Authority Student Recreation and Activities Center Revenue,
KSU SRAC Real Estate Foundation LLC Project, 5.00%, 7/15/35	2,500,000	2,722,400
KSU SRAC Real Estate Foundation LLC Project, 5.00%, 7/15/38	2,500,000	2,718,325
Columbus Water and Sewerage Revenue, Series A, 5.00%, 5/01/33	1,030,000	1,165,157
Coweta County Development Authority Revenue, Piedmont Healthcare Inc. Project, 5.00%, 6/15/40	5,000,000	5,316,550
Dahlonega Water and Wastewater Revenue, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 9/01/37	5,000,000	5,048,050
Dalton GO, 5.00%, 2/01/48	3,000,000	3,494,280
Dalton-Whitfield County Joint Development Authority Revenue, Hamilton Health Care System Obligated
Group, 4.00%, 8/15/41	3,000,000	3,112,320
Decatur Urban RDAR, City of Decatur Projects, Series A, 5.00%, 1/01/38	6,195,000	6,854,829
DeKalb County Water and Sewerage Revenue,
Refunding, Series B, AGMC Insured, 5.00%, 10/01/35.	10,655,000	12,367,365
Second Resolution, Series A, 5.25%, 10/01/41	11,425,000	12,478,385
DeKalb Newton and Gwinnett County Joint Development Authority Revenue,
GGC Student Center LLC Project, Pre-Refunded, 5.50%, 7/01/34.	3,000,000	3,118,260
GGCF Athletic Fields LLC Project, Series A, AGMC Insured, 5.00%, 7/01/39	5,000,000	5,436,800
DeKalb Private Hospital Authority Revenue, Anticipation Certificates, Children’s Healthcare of Atlanta Inc.
Project, Refunding, 5.25%, 11/15/39	5,000,000	5,217,450
Fairburn GO, AGMC Insured, Pre-Refunded, 5.75%, 12/01/31	2,000,000	2,253,160
Floyd County Hospital Authority Revenue, Anticipation Certificates, Floyd Medical Center Project,
Refunding, Series A, 4.00%, 7/01/43	7,735,000	7,895,501
Fulton County Development Authority Hospital Revenue, Anticipation Certificates, Wellstar Health
System Inc. Project, Series A, 5.00%, 4/01/47	1,000,000	1,110,590
Fulton County Development Authority Revenue,
AMC Campus Project I LLC Project, AGMC Insured, 5.00%, 6/15/37.	3,075,000	3,290,558
Georgia Tech Facilities, 4.00%, 3/01/43	2,000,000	2,093,640
Georgia Tech Facilities Inc. Project, Refunding, Series A, 5.00%, 6/01/34	4,000,000	4,113,640
Georgia Tech Facilities Inc. Project, Series A, 5.00%, 6/01/41	3,500,000	3,693,445
Morehouse College Project, Refunding, AMBAC Insured, 5.00%, 12/01/27	5,000,000	5,007,950
Piedmont Healthcare Inc. Project, Refunding, Series A, 5.00%, 7/01/44.	10,000,000	11,021,200
Piedmont Healthcare Inc. Project, Series A, Pre-Refunded, 5.25%, 6/15/37	5,000,000	5,182,650
Fulton County GO, Library Bond, 4.00%, 7/01/40	5,000,000	5,280,500
Fulton County Residential Care Facilities Elderly Authority Retirement Facility Revenue, Lenbrook Square
Foundation Inc. Project, Refunding, 5.00%, 7/01/42	5,500,000	6,016,065

|46

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Georgia Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Georgia (continued)
Gainesville and Hall County Hospital Authority Revenue,
Anticipation Certificates, Northeast Georgia Health System Inc. Project, Refunding, Series A, 5.375%,
2/15/40	$1,245,000	$1,315,803
Anticipation Certificates, Northeast Georgia Health System Inc. Project, Refunding, Series A, 5.00%,
2/15/42	7,000,000	7,820,050
Anticipation Certificates, Northeast Georgia Health System Inc. Project, Series A, Pre-Refunded,
5.375%, 2/15/40	3,755,000	3,969,861
Georgia Municipal Electric Authority Revenue,
Plant Vogtle Units 3 and 4 Project J, Series A, 5.50%, 7/01/60	3,000,000	3,353,130
Power, Series GG, 5.00%, 1/01/39	7,000,000	7,647,430
Project One, Subordinated, Refunding, Series D, 5.50%, 1/01/26	1,390,000	1,394,114
Project One, Subordinated, Series D, Pre-Refunded, 5.50%, 1/01/26	3,610,000	3,620,866
Georgia State GO, Series A-2, 4.00%, 2/01/36	10,000,000	10,631,600
Georgia State HFAR,
SFM, Series A, 3.80%, 12/01/37	5,000,000	5,061,850
[c] SFM, Series A, 3.95%, 12/01/43	3,000,000	3,043,110
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation I LLC Project,
Pre-Refunded, 6.00%, 6/15/34	4,165,000	4,170,789
Georgia State Municipal Gas Authority Revenue,
Gas Portfolio III Project, Refunding, Series S, 5.00%, 10/01/25.	2,500,000	2,770,850
Gas Portfolio III Project, Refunding, Series S, 5.00%, 10/01/26.	2,500,000	2,770,850
Glynn-Brunswick Memorial Hospital Authority Revenue,
Anticipation Certificates, Southeast Georgia Health System Project, 5.00%, 8/01/47.	5,000,000	5,517,150
Anticipation Certificates, Southeast Georgia Health System Project, Series A, 5.625%, 8/01/34	530,000	533,429
Anticipation Certificates, Southeast Georgia Health System Project, Series A, Pre-Refunded, 5.625%,
8/01/34	4,470,000	4,498,563
Griffin Combined Public Utility Revenue, Refunding, AGMC Insured, 5.00%, 1/01/24	2,525,000	2,808,962
Gwinnett County Development Authority COP,
Gwinnett County Public Schools Project, Refunding, NATL Insured, 5.25%, 1/01/22	3,000,000	3,333,630
Gwinnett County Public Schools Project, Refunding, NATL Insured, 5.25%, 1/01/24	2,000,000	2,319,500
Gwinnett County Hospital Authority Revenue, Anticipation Certificates, Gwinnett Hospital System Inc.
Project, Series D, AGMC Insured, 5.50%, 7/01/37	4,000,000	4,145,040
Gwinnett County School District GO, Refunding, 5.00%, 2/01/35	3,000,000	3,452,610
Henry County School District GO, 4.00%, 8/01/33	9,180,000	9,839,675
Hogansville Combined Public Utility System Revenue, Refunding, AGMC Insured, 6.00%, 10/01/23	2,610,000	2,805,672
Lawrenceville Building Authority Revenue, 5.00%, 4/01/35	2,270,000	2,566,167
Lincoln County School District GO, Pre-Refunded, 5.50%, 4/01/37	2,200,000	2,269,608
Macon Water Authority Revenue, Water and Sewer, 4.00%, 10/01/35	2,810,000	3,129,413
Macon-Bibb County Hospital Authority Revenue, Anticipation Certificates, The Medical Center of Central
Georgia Inc. Project, Pre-Refunded, 5.00%, 8/01/35	5,000,000	5,183,050
Main Street Natural Gas Inc. Revenue, Gas Project, Series A, 5.50%, 9/15/27	5,000,000	5,983,400
Medical Center Hospital Authority Revenue,
Anticipation Certificates, Columbus Regional Healthcare System Inc. Project, Assured Guaranty,
Pre-Refunded, 6.375%, 8/01/29	4,000,000	4,030,920
Anticipation Certificates, Columbus Regional Healthcare System Inc. Project, Refunding, AGMC
Insured, 5.00%, 8/01/41	5,000,000	5,256,600
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Third Indenture Series, Series B, 5.00%,
7/01/45	5,000,000	5,743,200
Paulding County Hospital Authority Revenue, Anticipation Certificates, Series A, 5.00%, 4/01/42	3,500,000	3,736,670
Pierce County School District GO, 4.00%, 1/01/43.	3,725,000	3,904,135

|47

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Georgia Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Georgia (continued)
Private Colleges and Universities Authority Revenue,
Emory University, Refunding, Series A, 5.00%, 9/01/41	$8,695,000	$9,426,858
Emory University, Refunding, Series A, 5.00%, 10/01/43	5,000,000	5,553,550
Emory University, Refunding, Series B, 5.00%, 9/01/35	10,000,000	10,394,700
Richmond County Hospital Authority Revenue,
Anticipation Certificates, University Health Services Inc. Project, Refunding, 4.00%, 1/01/34	4,460,000	4,653,876
Anticipation Certificates, University Health Services Inc. Project, Refunding, 4.00%, 1/01/35	5,055,000	5,263,873
Anticipation Certificates, University Health Services Inc. Project, Refunding, 4.00%, 1/01/36	3,250,000	3,374,963
Sandy Springs PFAR, City Center Project, 5.00%, 5/01/41	3,000,000	3,458,310
Thomasville Hospital Authority Revenue,
Anticipation Certificates, John D. Archbold Memorial Hospital Inc. Project, Pre-Refunded, 5.25%,
11/01/35.	1,000,000	1,077,340
Anticipation Certificates, John D. Archbold Memorial Hospital Inc. Project, Pre-Refunded, 5.375%,
11/01/40.	5,000,000	5,401,350
Tift County Hospital Revenue, Anticipation Certificates, Refunding, 5.00%, 12/01/38	2,000,000	2,203,140
Valdosta and Lowndes County Hospital Authority Revenue,
Certificates, South Georgia Medical Center Project, 5.00%, 10/01/33	2,000,000	2,012,620
Certificates, South Georgia Medical Center Project, Series B, 5.00%, 10/01/41	3,000,000	3,231,780
Worth County School District GO, 5.00%, 12/01/42	5,000,000	5,783,000
		489,317,058
U.S. Territories 0.4%
Puerto Rico 0.4%
[b] Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	5,000,000	1,987,500
Total Municipal Bonds before Short Term Investments (Cost $480,015,092)		491,304,558

Short Term Investments (Cost $300,000) 0.1%

Municipal Bonds 0.1%
Georgia 0.1%
[d] Athens-Clarke County Unified Government Development Authority Revenue, University of Georgia Athletic
Assn. Project, Series B, LOC Wells Fargo Bank, Daily VRDN and Put, 0.90%, 7/01/35	300,000	300,000
Total Investments (Cost $480,315,092) 99.4%		491,604,558
Other Assets, less Liabilities 0.6%		2,957,283
Net Assets 100.0%		$494,561,841

See Abbreviations on page 136.

aFair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
bDefaulted security or security for which income has been deemed uncollectible.
cSecurity purchased on a when-issued basis.
dVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|48

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2018 (unaudited)

Franklin High Yield Tax-Free Income Fund

		Units	Value

Common Stocks and Other Equity Interests (Cost $717,086) 0.0%†
Consumer Discretionary 0.0%†
[a,b,c] 1155 Island Avenue LLC, LP		9,185,586	$3,350,360

		Principal
		Amount

Municipal Bonds 99.0%
Alabama 2.5%
Alabama State Port Authority Docks Facilities Revenue, Pre-Refunded, 6.00%, 10/01/40.		$6,000,000	6,550,980
Cullman County Health Care Authority GO, Refunding, Series A, 7.00%, 2/01/36		7,500,000	7,656,000
Jefferson County Sewer Revenue,
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/28		7,350,000	4,152,897
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/29		13,465,000	6,983,488
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/30		19,050,000	9,103,614
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/31		24,845,000	10,873,414
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/32		30,825,000	12,417,235
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/33		35,700,000	13,235,061
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/34		28,020,000	9,545,013
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/35		15,000,000	4,699,350
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/36		12,425,000	3,574,548
Capital Appreciation, wts., sub. lien, Refunding, Series F, zero cpn. to 9/30/23, 7.50% thereafter,
10/01/39	.	75,000,000	64,043,250
Prattville IDB Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.25%,
3/01/33		5,500,000	5,798,980
Selma IDBR,
Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.80%, 5/01/34		3,000,000	3,219,960
Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.375%, 12/01/35.		3,250,000	3,600,740
			165,454,530
Arizona 1.6%
Arizona Health Facilities Authority Revenue, Catholic Healthcare West, Series B, Sub Series B-1,
5.25%, 3/01/39		10,000,000	10,712,900
Maricopa County PCC,
PCR, El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 4/01/40		20,000,000	20,862,600
PCR, Public Service Co. of New Mexico Palo Verde Project, Refunding, Series A, 6.25%, 1/01/38 .		15,000,000	16,075,050
Pima County IDAR, Tucson Electric Power Co. Project, Series A, 5.25%, 10/01/40		15,405,000	16,478,266
Salt Verde Financial Corp. Senior Gas Revenue,
5.25%, 12/01/25		6,000,000	6,925,860
5.50%, 12/01/29		11,105,000	13,425,834
Tempe IDAR,
Mirabella at ASU Project, Series A, 6.00%, 10/01/37		1,200,000	1,249,428
Mirabella at ASU Project, Series A, 6.125%, 10/01/47		1,400,000	1,465,114
Mirabella at ASU Project, Series A, 6.125%, 10/01/52		1,400,000	1,459,920
University Medical Center Corp. Hospital Revenue,
Tucson, Pre-Refunded, 6.00%, 7/01/24		250,000	261,180
Tucson, Pre-Refunded, 6.25%, 7/01/29		1,000,000	1,047,370
Tucson, Pre-Refunded, 6.50%, 7/01/39		1,500,000	1,574,205
Yuma County IDA Water and Sewer Exempt Facility Revenue, Far West Water and Sewer Inc. Project,
Refunding, Series A, 6.375%, 12/01/37		15,500,000	14,718,335
			106,256,062

Quarterly Statement of Investments | See Notes to Statements of Investments. | 49

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California 21.5%
Alvord USD, GO, Riverside County, Capital Appreciation, Election of 2007, Refunding, Series B, AGMC
Insured, zero cpn., 8/01/41	$30,750,000	$11,928,540
Azusa Special Tax, CFD No. 2005-1, Rosedale, Improvement Area No. 1, 5.00%, 9/01/37	3,690,000	3,708,081
California County Tobacco Securitization Agency Tobacco Settlement Revenue,
Asset-Backed, Alameda County Tobacco Asset Securitization Corp., 5.875%, 6/01/35	3,700,000	3,736,038
Asset-Backed, Kern County Tobacco Funding Corp., Refunding, 4.00%, 6/01/29	11,130,000	11,133,784
California Health Facilities Financing Authority Revenue,
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/24	5,000,000	5,343,400
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/38	8,000,000	8,580,880
California Infrastructure and Economic Development Bank Revenue,
North County Center for Self-Sufficiency Corp. Project, AMBAC Insured, 5.00%, 12/01/30	10,300,000	11,492,122
North County Center for Self-Sufficiency Corp. Project, AMBAC Insured, 5.00%, 12/01/35	5,000,000	5,560,700
California State GO,
Various Purpose, 6.00%, 4/01/38	18,565,000	19,223,501
Various Purpose, 5.25%, 11/01/40	47,000,000	50,573,410
Various Purpose, Pre-Refunded, 6.00%, 4/01/38	10,160,000	10,543,540
Various Purpose, Refunding, 5.25%, 3/01/30	70,000,000	74,407,200
Various Purpose, Refunding, 5.50%, 3/01/40	60,000,000	63,766,800
Various Purpose, Refunding, 5.00%, 10/01/41	10,000,000	10,919,600
California State Municipal Finance Authority Revenue,
California Baptist University, Series A, 5.50%, 11/01/45	17,400,000	19,210,992
California Baptist University, Series A, 5.00%, 11/01/46	6,800,000	7,291,300
Harbor Regional Center Project, Pre-Refunded, 8.50%, 11/01/39	5,000,000	5,469,550
California State PCFA Solid Waste Disposal Revenue,
CalPlant I Project, Green Bonds, 7.50%, 7/01/32	24,500,000	25,761,750
CalPlant I Project, Green Bonds, 8.00%, 7/01/39	10,000,000	10,865,400
California State PCFA Water Facilities Revenue, American Water Capital Corp. Project, 5.25%,
8/01/40	6,000,000	6,405,780
California State Public Works Board Lease Revenue,
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, Pre-
Refunded, 6.00%, 11/01/29	7,365,000	7,820,746
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, Pre-
Refunded, 6.00%, 11/01/34	17,560,000	18,646,613
Various Capital Projects, Series A, 5.00%, 4/01/30	17,785,000	19,615,432
California Statewide CDA Revenue,
American Baptist Homes of the West, Refunding, 6.00%, 10/01/29	3,125,000	3,289,656
American Baptist Homes of the West, Refunding, 6.25%, 10/01/39	5,000,000	5,259,450
Lancer Educational Student Housing Project, Refunding, Series A, 5.00%, 6/01/36	7,210,000	7,678,722
Loma Linda University Medical Center, Refunding, Series A, 5.25%, 12/01/44	13,000,000	14,114,360
Loma Linda University Medical Center, Series A, 5.25%, 12/01/56	3,000,000	3,254,340
Monterey Institute International, 5.50%, 7/01/31	11,165,000	11,312,490
Centinela Valley UHSD, GO, Los Angeles County, Capital Appreciation, Election of 2010, Refunding,
Series B, AGMC Insured, zero cpn., 8/01/37	8,400,000	3,177,216
Compton Community College District GO,
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/30	3,425,000	1,945,845
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/32	4,000,000	1,972,080
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/34	4,560,000	1,939,505
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/36	5,250,000	1,930,688
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/37	3,065,000	1,048,015
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/38	6,000,000	1,908,780

|50

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.40% thereafter,
1/15/30	$10,000,000	$9,021,500
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.50% thereafter,
1/15/31	7,295,000	6,697,758
junior lien, Refunding, Series C, 6.25%, 1/15/33	17,580,000	20,610,265
junior lien, Refunding, Series C, 6.50%, 1/15/43	28,790,000	33,780,746
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Revenue, Asset-Backed,
Capital Appreciation, First Subordinate, Series B, zero cpn., 6/01/47	50,000,000	8,539,000
Los Angeles Department of Airports Revenue, Los Angeles International Airport, Senior, Series D,
5.00%, 5/15/40	52,685,000	55,917,225
Los Angeles USD, GO, Series KRY, 5.25%, 7/01/34.	36,625,000	39,070,451
M-S-R Energy Authority Gas Revenue,
Series B, 6.125%, 11/01/29	30,505,000	37,884,770
Series B, 7.00%, 11/01/34	20,000,000	28,524,600
Series C, 6.50%, 11/01/39	20,000,000	28,416,400
Novato RDA Tax Allocation, Hamilton Field Redevelopment Project, 6.75%, 9/01/40	3,750,000	4,228,125
Palmdale Elementary School District Special Tax,
CFD No. 90-1, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/28	1,500,000	1,080,015
CFD No. 90-1, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/30	1,250,000	818,800
CFD No. 90-1, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/31	1,250,000	779,638
CFD No. 90-1, Capital Appreciation, Series A, AGMC Insured, zero cpn. to 8/01/25, 5.625%
thereafter, 8/01/34	2,500,000	2,031,800
Riverside County Transportation Commission Toll Revenue,
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/32	4,000,000	2,273,160
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/33	5,500,000	2,975,555
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/41	5,000,000	1,863,150
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/42	7,000,000	2,492,910
senior lien, Series A, 5.75%, 6/01/44	6,065,000	6,743,674
San Buenaventura Revenue,
Community Memorial Health System, 8.00%, 12/01/31	10,000,000	11,491,800
Community Memorial Health System, 7.50%, 12/01/41	15,000,000	16,851,000
San Diego USD,
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series
E, zero cpn. to 7/01/32, 5.25% thereafter, 7/01/42	44,565,000	30,254,287
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series
E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	33,305,000	23,188,939
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series
G, zero cpn., 7/01/34	5,000,000	2,394,000
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series
G, zero cpn., 7/01/35	10,000,000	4,501,800
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.00%, 4/01/29 .	10,000,000	10,268,100
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/41	35,256,000	34,726,807
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/42	35,256,000	34,801,903
junior lien, Capital Appreciation, ETM, zero cpn., 1/01/24.	52,700,000	47,113,800
junior lien, Capital Appreciation, ETM, zero cpn., 1/01/25.	45,200,000	39,322,192
junior lien, Capital Appreciation, ETM, zero cpn., 1/01/26.	131,900,000	110,753,792
junior lien, Capital Appreciation, ETM, zero cpn., 1/01/27.	139,100,000	112,504,080
junior lien, Refunding, Series B, 5.25%, 1/15/44	20,000,000	21,926,000
junior lien, Refunding, Series B, 5.25%, 1/15/49	25,000,000	27,330,750

|51

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
San Jose Special Hotel Tax Revenue, Convention Center Expansion and Renovation Project, 6.50%,
5/01/42	$10,000,000	$11,237,900
San Mateo UHSD, GO, Capital Appreciation, Election of 2010, Refunding, Series A, zero cpn. to
9/01/28, 6.70% thereafter, 9/01/41	20,000,000	17,553,400
San Mateo-Foster City School District GO, Capital Appreciation, Election of 2008, Series A, zero cpn.
to 8/01/26, 6.625% thereafter, 8/01/42	50,000,000	43,942,500
San Ysidro School District GO,
Capital Appreciation, Refunding, AGMC Insured, zero cpn., 8/01/42	10,000,000	3,147,700
Capital Appreciation, Refunding, AGMC Insured, zero cpn., 8/01/43	12,500,000	3,719,625
Silicon Valley Tobacco Securitization Authority Tobacco Settlement Revenue,
Santa Clara County Tobacco Securitization Corp., Asset-Backed, Turbo Capital Appreciation,
Series A, zero cpn., 6/01/36	15,000,000	5,529,300
Santa Clara County Tobacco Securitization Corp., Asset-Backed, Turbo Capital Appreciation,
Series C, zero cpn., 6/01/56	60,000,000	5,120,400
South Bayside Waste Management Authority Solid Waste Enterprise Revenue, Shoreway
Environmental Center, Series A, 6.00%, 9/01/36	7,740,000	8,124,368
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.25%,
11/01/27	9,855,000	11,589,973
Tobacco Securitization Authority Southern California Tobacco Settlement Revenue, First Subordinate
Capital Appreciation, Series B, zero cpn., 6/01/46	50,000,000	8,480,500
		1,410,460,764
Colorado 3.8%
Bradburn Metropolitan District No. 2 GO,
Westminster Adams County, Refunding and Improvement, Series A, 5.00%, 12/01/38.	600,000	629,478
Westminster Adams County, Refunding and Improvement, Series A, 5.00%, 12/01/47.	1,200,000	1,247,700
Brighton Crossing Metropolitan District No. 4 GO,
Adams County, Limited Tax, Series A, 5.00%, 12/01/37	525,000	542,210
Adams County, Limited Tax, Series A, 5.00%, 12/01/47	1,220,000	1,252,184
Colorado Health Facilities Authority Revenue,
The Evangelical Lutheran Good Samaritan Society Project, Refunding, Series A, 5.00%, 6/01/45	14,000,000	15,094,240
Frasier Meadows Retirement Community Project, Refunding and Improvement, Series A, 5.25%,
5/15/47	4,250,000	4,639,512
Hospital, Refunding, Series C, AGMC Insured, 5.25%, 3/01/40.	20,000,000	20,534,000
Copperleaf Metropolitan District No. 2 GO, Refunding, 5.75%, 12/01/45	2,000,000	2,104,700
Cornerstar Metropolitan District GO,
City of Aurora, Arapahoe County, Limited Tax, Refunding, Series A, 5.125%, 12/01/37	1,000,000	1,040,660
City of Aurora, Arapahoe County, Limited Tax, Refunding, Series A, 5.25%, 12/01/47	2,600,000	2,701,062
Denver Health and Hospital Authority Healthcare Revenue,
Refunding, Series A, 4.00%, 12/01/35	5,000,000	4,876,950
Refunding, Series A, 4.00%, 12/01/36	5,000,000	4,834,800
E-470 Public Highway Authority Revenue,
Current Interest, Senior, Series C, 5.375%, 9/01/26.	5,000,000	5,352,000
senior bond, Capital Appreciation, Series A, NATL Insured, zero cpn., 9/01/28	15,000,000	10,684,650
senior bond, Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/29	10,000,000	5,688,300
senior bond, Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/30	17,300,000	9,279,547
senior bond, Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/31	10,000,000	5,060,300
Leyden Rock Metropolitan District No. 10 GO,
Refunding and Improvement, Series A, 4.375%, 12/01/33	750,000	751,470
Refunding and Improvement, Series A, 5.00%, 12/01/45	1,250,000	1,277,787
The Plaza Metropolitan District No. 1 Revenue, Refunding, 5.00%, 12/01/40	3,000,000	3,107,250

|52

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Colorado (continued)
Public Authority for Colorado Energy Natural Gas Purchase Revenue,
6.125%, 11/15/23	$2,465,000	$2,854,790
6.25%, 11/15/28	12,500,000	15,647,875
6.50%, 11/15/38	80,100,000	112,500,450
Regional Transportation District COP, Refunding, Series A, 5.00%, 6/01/25	1,115,000	1,175,288
Sierra Ridge Metropolitan District No. 2 GO, Douglas County, Limited Tax, Senior, Series A, 5.50%,
12/01/46	1,500,000	1,541,970
Southglenn Metropolitan District Special Revenue,
In the City of Centennial Colorado, Refunding, 5.00%, 12/01/30	3,470,000	3,616,226
In the City of Centennial Colorado, Refunding, 5.00%, 12/01/36	810,000	832,121
In the City of Centennial Colorado, Refunding, 5.00%, 12/01/46	4,200,000	4,286,226
Southlands Metropolitan District No. 1 GO,
Aurora, Arapahoe County, Refunding, Series A-1, 5.00%, 12/01/37	500,000	538,755
Aurora, Arapahoe County, Refunding, Series A-1, 5.00%, 12/01/47	1,000,000	1,070,170
Aurora, Arapahoe County, Refunding, Series A-2, 5.00%, 12/01/37	200,000	216,158
Aurora, Arapahoe County, Refunding, Series A-2, 5.00%, 12/01/47	325,000	348,072
[d] Villages Castle Rock Metropolitan District No. 4 Revenue, Refunding, 8.50%, 12/01/10	3,000,000	2,400,000
		247,726,901
Connecticut 0.4%
Connecticut State Health and Educational Facilities Authority Revenue,
Church Home of Hartford Inc. Project, Series A, 5.00%, 9/01/46	1,490,000	1,556,380
Church Home of Hartford Inc. Project, Series A, 5.00%, 9/01/53	4,650,000	4,834,279
Masonicare Issue, Refunding, Series F, 5.00%, 7/01/37	5,500,000	5,935,270
Masonicare Issue, Refunding, Series F, 5.00%, 7/01/43	13,000,000	13,972,790
		26,298,719
District of Columbia 3.1%
District of Columbia Hospital Revenue, Children’s Hospital Obligated Group Issue, Assured Guaranty,
Pre-Refunded, 5.25%, 7/15/38	11,000,000	11,047,850
District of Columbia Revenue,
American Society of Hematology Issue, 5.00%, 7/01/36	1,500,000	1,626,825
American Society of Hematology Issue, 5.00%, 7/01/42	9,515,000	10,296,562
Assn. of American Medical Colleges Issue, Series B, 5.25%, 10/01/36	12,425,000	13,165,406
Assn. of American Medical Colleges Issue, Series B, 5.00%, 10/01/41	5,010,000	5,248,526
Center for Strategic and International Studies Inc. Issue, Pre-Refunded, 6.375%, 3/01/31	4,965,000	5,492,482
Center for Strategic and International Studies Inc. Issue, Pre-Refunded, 6.625%, 3/01/41	5,500,000	6,161,045
Deed Tax, Series A, 5.00%, 6/01/40	13,000,000	13,630,240
The Methodist Home of the District of Columbia Issue, Series A, 5.125%, 1/01/35	1,565,000	1,519,850
The Methodist Home of the District of Columbia Issue, Series A, 5.25%, 1/01/39	1,015,000	990,031
District of Columbia Tobacco Settlement FICO Revenue,
Asset-Backed, Refunding, 6.50%, 5/15/33	16,380,000	18,683,683
Capital Appreciation, Asset-Backed, Series A, zero cpn., 6/15/46	175,000,000	28,792,750
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Dulles Metrorail and Capital
Improvement Projects, Convertible Capital Appreciation, second senior lien, Series C, Assured
Guaranty, 6.50%, 10/01/41	60,145,000	76,668,034
Washington Convention and Sports Authority Dedicated Tax Revenue, Convention Center Hotel
Project, senior lien, Series A, 5.00%, 10/01/40	10,000,000	10,547,000
		203,870,284

|53

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Florida 6.2%
Brevard County Health Facilities Authority Health Facilities Revenue, Health First Inc. Project, Series B,
Pre-Refunded, 7.00%, 4/01/39	$6,500,000	$6,776,965
Brooks of Bonita Springs CDD Capital Improvement Revenue, Lee County, 6.85%, 5/01/31	890,000	891,068
Cape Coral Health Facilities Authority Revenue, Senior Housing, Gulf Care Inc. Project, Refunding,
6.00%, 7/01/45	5,250,000	5,699,295
Capital Trust Agency Retirement Facility Revenue, Sarasota-Manatee Jewish Housing Council Inc.
Project ACCD Investments, Refunding, 5.00%, 7/01/46	3,250,000	3,330,893
Championsgate CDD Capital Improvement Revenue, Series A, 6.25%, 5/01/20	495,000	496,104
Collier County Educational Facilities Authority Revenue,
Ave Maria University Inc. Project, Refunding, Series A, 6.00%, 6/01/33	5,500,000	5,995,880
Ave Maria University Inc. Project, Refunding, Series A, 6.00%, 6/01/38	12,000,000	12,991,560
Hodges University Inc. Project, 6.125%, 11/01/43	10,035,000	11,118,981
Escambia County Environmental Improvement Revenue, International Paper Co. Projects, Series A,
9.50%, 3/01/33	7,975,000	8,423,115
[e] Florida Development Finance Corp. Surface Transportation Facility Revenue, Brightline Passenger Rail
Project-South Segment, Mandatory Put, 5.625%, 1/01/28	10,000,000	10,329,800
Florida State Board of Education GO, Public Education Capital Outlay, Refunding, Series D, 6.00%,
6/01/23	5,000,000	5,945,600
Florida State Mid-Bay Bridge Authority Revenue, first senior lien, Refunding, Series A, 5.00%,
10/01/40	3,000,000	3,308,790
Greenway ID Special Assessment Revenue, 5.125%, 5/01/43	38,210,000	38,795,759
Indian Trace Development District Special Assessment, Isles at Weston Project, 5.50%, 5/01/33	2,210,000	2,214,641
Indigo CDD Capital Improvement Revenue,
Refunding, Series A, 7.00%, 5/01/31	665,000	665,446
[f] Refunding, Series C, 7.00%, 5/01/30	4,123,752	1,855,688
Lakeland Hospital Revenue, Lakeland Regional Health Systems, 5.00%, 11/15/40	21,575,000	23,820,742
Lakeland Retirement Community Revenue,
first mortgage, Carpenters Estates, Accredited Investors, Refunding, 5.875%, 1/01/19	385,000	392,943
first mortgage, Carpenters Estates, Accredited Investors, Refunding, 6.25%, 1/01/28	1,230,000	1,250,393
first mortgage, Carpenters Estates, Accredited Investors, Refunding, 6.375%, 1/01/43	2,250,000	2,283,728
Martin County Health Facilities Authority Hospital Revenue,
Martin Memorial Medical Center, 5.50%, 11/15/42	3,800,000	4,132,234
Martin Memorial Medical Center, 5.00%, 11/15/45	7,500,000	7,944,225
Miami World Center CDD Special Assessment,
5.125%, 11/01/39	2,000,000	2,104,340
5.25%, 11/01/49	2,500,000	2,658,550
Miami-Dade County Aviation Revenue,
Miami International Airport, Refunding, Series A, 5.00%, 10/01/38	30,000,000	33,067,500
Miami International Airport, Refunding, Series A, 5.50%, 10/01/41	20,850,000	22,439,812
Miami-Dade County Educational Facilities Authority Revenue, University of Miami Issue, Refunding,
Series B, AMBAC Insured, 5.25%, 4/01/27	10,995,000	13,078,552
Miami-Dade County Expressway Authority Toll System Revenue, Series A, 5.00%, 7/01/40	44,360,000	46,680,028
Miami-Dade County Professional Sports Franchise Facilities Revenue, Capital Appreciation,
Refunding, Series A, Assured Guaranty, zero cpn., 10/01/45	25,000,000	7,871,750
Miami-Dade County School Board COP, Master Lease Purchase Agreement, Refunding, Series A,
5.00%, 5/01/31	7,985,000	8,839,235
North Sumter County Utility Dependent District Utility Revenue,
sub. bond, 6.00%, 10/01/30	3,780,000	4,107,272
sub. bond, 6.25%, 10/01/43	6,865,000	7,489,921

|54

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Florida (continued)
Northern Palm Beach County ID Special Assessment,
Water Control and Improvement, Unit of Development No. 2C, 5.00%, 8/01/34	$2,700,000	$2,835,432
Water Control and Improvement, Unit of Development No. 2C, 5.00%, 8/01/37	750,000	796,358
Water Control and Improvement, Unit of Development No. 2C, 5.00%, 8/01/46	3,000,000	3,164,400
Water Control and Improvement, Unit of Development No. 2C, 5.20%, 8/01/46	6,000,000	6,295,740
Orange County Health Facilities Authority Revenue,
Presbyterian Retirement Communities Project, 5.00%, 8/01/41.	5,300,000	5,810,231
Presbyterian Retirement Communities Project, 5.00%, 8/01/47.	6,285,000	6,871,202
Palm Beach County Health Facilities Authority Revenue, Retirement Communities, ACTS Retirement-
Life Communities Inc., Obligated Group, Refunding, 5.00%, 11/15/32	8,180,000	9,178,533
Pelican Marsh CDD Special Assessment Revenue,
Refunding, 4.875%, 5/01/22	625,000	626,363
Refunding, 5.375%, 5/01/31	1,295,000	1,311,990
Pensacola Airport Revenue, Refunding, 6.00%, 10/01/28	7,000,000	7,098,280
[f] Portofino Landings CDD Special Assessment, Series A, 5.40%, 5/01/38	2,705,000	1,298,400
River Place St. Lucie CDD Special Assessment Revenue,
Series A, 7.625%, 5/01/21	600,000	515,682
Series A, 7.625%, 5/01/30	1,590,000	1,243,221
Somerset CDD Revenue, Capital Improvement, 5.30%, 5/01/37	6,330,000	6,330,316
Village CDD No. 6 Special Assessment Revenue, Refunding, 4.00%, 5/01/35.	3,700,000	3,722,533
Village CDD No. 9 Special Assessment Revenue,
6.75%, 5/01/31	6,920,000	7,719,191
7.00%, 5/01/41	6,135,000	7,016,047
Refunding, 5.00%, 5/01/22	780,000	809,734
Refunding, 5.25%, 5/01/31	1,895,000	2,032,274
Refunding, 5.50%, 5/01/42	1,890,000	2,044,111
Village CDD No. 10 Special Assessment Revenue,
5.75%, 5/01/31	1,800,000	2,054,808
5.00%, 5/01/32	5,445,000	5,995,707
5.125%, 5/01/43	8,400,000	9,301,824
6.00%, 5/01/44	7,700,000	8,941,240
Westchase East CDD Capital Improvement Revenue, 7.10%, 5/01/21	310,000	311,283
		410,325,710
Georgia 2.0%
The Atlanta Development Authority Senior Health Care Facilities Current Interest Revenue, Georgia
Proton Treatment Center Project, Series A-1, 7.00%, 1/01/40	5,000,000	4,955,700
Atlanta Water and Wastewater Revenue,
Refunding, Series B, AGMC Insured, 5.25%, 11/01/34.	10,600,000	11,080,392
Series A, Pre-Refunded, 6.25%, 11/01/34	30,000,000	31,878,000
Series B, AGMC Insured, Pre-Refunded, 5.25%, 11/01/34	19,400,000	20,345,750
[b,f] Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.375%, 12/01/28	1,470,000	15
Forsyth County Hospital Authority Revenue,
Anticipation Certificates, Georgia Baptist Health Care System Project, ETM, 6.25%, 10/01/18	780,000	791,731
Anticipation Certificates, Georgia Baptist Health Care System Project, ETM, 6.375%, 10/01/28	8,000,000	9,799,040
Georgia Municipal Electric Authority Revenue, Plant Vogtle Units 3 and 4 Project J, Series A, 5.50%,
7/01/60	17,000,000	19,001,070
Main Street Natural Gas Inc. Revenue,
Gas Project, Series A, 5.50%, 9/15/25.	5,000,000	5,861,800
Gas Project, Series A, 5.50%, 9/15/27.	4,000,000	4,786,720
Gas Project, Series A, 5.50%, 9/15/28.	10,000,000	12,059,400

|55

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Georgia (continued)
Richmond County Development Authority Environmental Improvement Revenue, International Paper
Co. Project, Series A, 6.25%, 11/01/33	$7,000,000	$7,428,120
Savannah EDA Revenue, Recovery Zone Facility, International Paper Co. Project, Series A, 6.25%,
11/01/33	4,865,000	5,162,543
		133,150,281
Hawaii 0.2%
Hawaii State Department of Budget and Finance Special Purpose Revenue,
Hawaiian Electric Co. Inc. and Subsidiary Projects, 6.50%, 7/01/39.	7,500,000	7,852,875
Hawaiian Electric Co. Inc. and Subsidiary Projects, Refunding, Series B, 4.00%, 3/01/37.	5,000,000	5,047,600
		12,900,475
Idaho 0.4%
Idaho State Health Facilities Authority Revenue, St. Luke’s Health System Project, Series A, 6.75%,
11/01/37	12,500,000	12,749,750
Idaho State Housing and Finance Assn. EDR, TDF Facilities Project, Series A, 7.00%, 2/01/36	13,305,000	14,704,686
		27,454,436
Illinois 4.9%
Bolingbrook GO, Will and DuPage Counties, Capital Appreciation, Refunding, Series A, zero cpn.,
1/01/35	19,800,000	8,644,482
Bourbonnais Industrial Project Revenue, Olivet Nazarene University Project, Pre-Refunded, 5.50%,
11/01/40	3,570,000	3,862,276
Bryant PCR, Central Illinois Light Co. Project, Refunding, NATL Insured, 5.90%, 8/01/23	5,000	5,019
Bureau County Township High School District No. 502 GO, Hall, School Building, Series A, BAM
Insured, Pre-Refunded, 6.625%, 10/01/43	5,250,000	6,454,717
Chicago O’Hare International Airport Revenue,
Passenger Facility Charge, Series B, 5.00%, 1/01/35	12,555,000	13,044,519
Passenger Facility Charge, Series B, 5.00%, 1/01/40	20,430,000	21,210,426
Chicago Transit Authority Sales Tax Receipts Revenue,
5.25%, 12/01/36	11,000,000	11,818,400
5.00%, 12/01/44	10,000,000	10,986,100
Cook County GO, Refunding, Series C, 5.00%, 11/15/29	34,555,000	37,546,772
Illinois State Finance Authority Education Revenue,
Illinois Charter Schools Project - Noble Network of Charter Schools, Refunding, 5.00%, 9/01/25	2,750,000	2,998,215
Illinois Charter Schools Project - Noble Network of Charter Schools, Refunding, 5.00%, 9/01/32	3,750,000	4,032,263
Illinois State Finance Authority MFHR,
Better Housing Foundation Blue Station Project, Series A-1, 5.00%, 12/01/43	2,000,000	2,026,080
Better Housing Foundation Blue Station Project, Series A-1, 5.00%, 12/01/53	1,500,000	1,496,715
Better Housing Foundation ERNST Portfolio Project, Series A-1, 5.10%, 12/01/43	1,600,000	1,614,240
Better Housing Foundation ERNST Portfolio Project, Series A-1, 5.25%, 12/01/53	2,600,000	2,622,958
Windy City Portfolio Project, Series A-1, 4.375%, 12/01/42	2,815,000	2,831,299
Illinois State Finance Authority Revenue,
Institute of Technology, 6.50%, 2/01/23	1,000,000	1,021,600
Institute of Technology, 7.125%, 2/01/34	1,500,000	1,523,565
Mercy Health System Corp., Refunding, 5.00%, 12/01/40	11,980,000	13,161,947
OSF Healthcare System, Series A, 5.00%, 11/15/45	20,750,000	22,689,295
Plymouth Place Inc., Refunding, 5.00%, 5/15/37	2,500,000	2,596,475
Plymouth Place Inc., Refunding, 5.25%, 5/15/45	1,100,000	1,159,455
Riverside Health System, Pre-Refunded, 6.25%, 11/15/35	3,035,000	3,227,935
Riverside Health System, Refunding, 6.25%, 11/15/35	1,965,000	2,078,872
Roosevelt University Project, Refunding, 6.50%, 4/01/39	15,000,000	15,701,550
Rosalind Franklin University, Refunding, Series A, 5.00%, 8/01/47	1,525,000	1,666,581

|56

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Illinois (continued)
Illinois State Finance Authority Revenue, (continued)
Rosalind Franklin University Research Building Project, Series C, 5.00%, 8/01/46	$1,900,000	$2,079,474
Rush University Medical Center Obligated Group, Series B, Pre-Refunded, 7.25%, 11/01/38	10,000,000	10,224,600
Illinois State Finance Authority Student Housing Revenue,
CHF-Cook LLC, Northeastern Illinois University Project, Series A, 5.00%, 7/01/35	5,335,000	5,274,448
CHF-Cook LLC, Northeastern Illinois University Project, Series A, 5.00%, 7/01/47	10,000,000	9,571,500
CHF-DeKalb II LLC, Northern Illinois University Project, 6.875%, 10/01/43.	15,000,000	16,363,200
CHF-Normal LLC, Illinois State University Project, Pre-Refunded, 7.00%, 4/01/43	7,500,000	8,504,775
Illinois State Finance Authority Water Facility Revenue,
American Water Capital Corp. Project, 5.25%, 10/01/39	15,350,000	15,740,197
American Water Capital Corp. Project, 5.25%, 5/01/40	10,415,000	10,854,096
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
McCormick Place Expansion Project, Capital Appreciation, Refunding, Series B-1, AGMC Insured,
zero cpn., 6/15/45	18,100,000	5,294,069
McCormick Place Expansion Project, Capital Appreciation, Series A, NATL Insured, zero cpn.,
6/15/35	10,000,000	4,555,800
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place Convention
Center, ETM, 7.00%, 7/01/26	7,500,000	8,985,150
Railsplitter Tobacco Settlement Authority Revenue, Pre-Refunded, 6.00%, 6/01/28	24,650,000	27,506,935
		320,976,000
Indiana 0.9%
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project,
Series A, 5.00%, 6/01/32	10,000,000	10,068,200
Indiana Finance Authority Revenue,
Baptist Homes of Indiana Senior Living, 5.75%, 11/15/41	5,000,000	5,423,150
Educational Facilities, Marian University Project, 6.375%, 9/15/41	12,500,000	13,511,125
Greencroft Obligated Group, Series A, 7.00%, 11/15/43	5,000,000	5,659,600
Private Activity, Ohio River Bridges East End Crossing Project, Series A, 5.00%, 7/01/40	12,500,000	13,412,625
Indiana State Municipal Power Agency Revenue, Power Supply System, Series B, Pre-Refunded,
6.00%, 1/01/39	4,000,000	4,100,960
Jasper County PCR, Northern Indiana Public Service Co. Project, Refunding, Series C, NATL Insured,
5.85%, 4/01/19	5,000,000	5,155,650
		57,331,310
Iowa 0.7%
Iowa Higher Education Loan Authority Revenue, Private College Facility, Upper Iowa University Project,
Pre-Refunded, 6.00%, 9/01/39	11,000,000	11,977,240
Tobacco Settlement Authority Tobacco Settlement Revenue, Capital Appreciation, Asset-Backed,
Refunding, Series B, 5.60%, 6/01/34	35,850,000	36,198,462
		48,175,702
Kansas 0.1%
Kansas State Development Finance Authority Hospital Revenue,
Adventist Health System/Sunbelt Obligated Group, Refunding, Series C, 5.75%, 11/15/38.	6,110,000	6,449,594
Adventist Health System/Sunbelt Obligated Group, Series C, Pre-Refunded, 5.75%, 11/15/38	140,000	147,491
		6,597,085
Kentucky 1.4%
Kentucky Economic Development Finance Authority Revenue,
Hospital, Owensboro Health Inc., Refunding, Series A, 5.00%, 6/01/45	8,950,000	9,599,412
Hospital, Owensboro Medical Health System Inc., Series A, Pre-Refunded, 6.50%, 3/01/45.	18,330,000	19,936,441
Louisville Arena Project, Louisville Arena Authority Inc., Series A, Subseries A-1, Assured
Guaranty, Pre-Refunded, 6.00%, 12/01/42	5,000,000	5,000,000

|57

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Kentucky (continued)
Kentucky State Public Transportation Infrastructure Authority First Tier Toll Revenue,
Downtown Crossing Project, Capital Appreciation, zero cpn. to 6/30/23, 6.60% thereafter, 7/01/39 .	$10,000,000	$9,407,300
Downtown Crossing Project, Capital Appreciation, zero cpn. to 6/30/23, 6.75% thereafter, 7/01/43 .	5,000,000	4,701,850
Louisville/Jefferson County Metro Government Revenue,
College, Improvement, Bellarmine University Inc. Project, 5.625%, 5/01/29	430,000	444,594
College, Improvement, Bellarmine University Inc. Project, Pre-Refunded, 5.625%, 5/01/29	5,125,000	5,401,443
College, Improvement, Bellarmine University Inc. Project, Pre-Refunded, 6.125%, 5/01/39	5,000,000	5,297,150
Ohio County PCR, Big Rivers Electric Corp. Project, Refunding, Series A, 6.00%, 7/15/31	10,500,000	10,665,375
Owen County Waterworks System Revenue,
American Water Co. Project, Series A, 6.25%, 6/01/39	8,000,000	8,336,240
American Water Co. Project, Series A, 5.375%, 6/01/40	10,000,000	10,591,200
		89,381,005
Louisiana 1.5%
Beauregard Parish Revenue, Boise Cascade Corp. Project, Refunding, 6.80%, 2/01/27	13,990,000	14,033,649
Louisiana Local Government Environmental Facilities and CDA Revenue,
Westlake Chemical Corp. Projects, Series A, 6.50%, 8/01/29	9,000,000	9,851,040
Westlake Chemical Corp. Projects, Series A-2, 6.50%, 11/01/35	8,000,000	8,808,320
Louisiana Public Facilities Authority Hospital Revenue,
Franciscan Missionaries of Our Lady Health System Project, Series A, Pre-Refunded, 6.75%,
7/01/39	10,000,000	10,521,200
Lafayette General Health System Project, Refunding, Series A, 5.00%, 11/01/41	2,000,000	2,186,040
Lafayette General Health System Project, Refunding, Series A, 5.00%, 11/01/45	7,405,000	8,073,671
Louisiana Public Facilities Authority Revenue,
Ochsner Clinic Foundation Project, Pre-Refunded, 6.50%, 5/15/37	5,000,000	5,619,350
Ochsner Clinic Foundation Project, Pre-Refunded, 6.75%, 5/15/41	15,500,000	17,530,190
Ochsner Clinic Foundation Project, Pre-Refunded, 5.00%, 5/15/47	60,000	71,082
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/46.	10,000,000	11,111,100
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/47.	3,755,000	4,104,478
St. Tammany Public Trust Financing Authority Revenue,
Christwood Project, Refunding, 5.25%, 11/15/29	1,200,000	1,308,672
Christwood Project, Refunding, 5.25%, 11/15/37	1,650,000	1,768,091
Tobacco Settlement FICO Revenue, Tobacco Settlement, Asset-Backed, Refunding, Series A, 5.25%,
5/15/35	1,000,000	1,084,180
		96,071,063
Maine 0.3%
Maine State Health and Higher Educational Facilities Authority Revenue,
Maine General Medical Center Issue, 6.75%, 7/01/36	4,250,000	4,623,320
Maine General Medical Center Issue, 7.00%, 7/01/41	10,000,000	10,981,000
Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20	4,800,000	4,799,904
		20,404,224
Maryland 0.4%
Baltimore Special Obligation Revenue,
Mayor and City Council of Baltimore, Harbor Point Project, Refunding, 5.00%, 6/01/36	1,250,000	1,297,512
Mayor and City Council of Baltimore, Harbor Point Project, Refunding, 5.125%, 6/01/43	2,500,000	2,605,600
Harford County Special Obligation Tax Allocation, Beachtree Estates Project, 7.50%, 7/01/40	6,970,000	7,274,589
Maryland State EDC, EDR, Transportation Facilities Project, Series A, Pre-Refunded, 5.75%, 6/01/35 .	13,070,000	14,078,220
Maryland State Health and Higher Educational Facilities Authority Revenue, Anne Arundel Health
System Issue, Series A, Pre-Refunded, 6.75%, 7/01/39	3,000,000	3,156,360
		28,412,281

|58

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Massachusetts 1.2%
Massachusetts Bay Transportation Authority Revenue, General Transportation System, Series A,
7.00%, 3/01/21	$715,000	$776,297
Massachusetts Development Finance Agency Revenue,
North Hill Communities Issue, Series A, Pre-Refunded, 6.25%, 11/15/28.	2,250,000	2,616,367
North Hill Communities Issue, Series A, Pre-Refunded, 6.25%, 11/15/33.	2,000,000	2,419,360
North Hill Communities Issue, Series A, Pre-Refunded, 6.50%, 11/15/43.	4,125,000	5,030,809
[e] Massachusetts State Development Finance Agency Solid Waste Disposal Revenue, Mandatory Put,
Pre-Refunded, 5.75%, 5/01/19	3,700,000	3,836,160
Massachusetts State Educational Financing Authority Education Loan Revenue, Issue K, Refunding,
5.25%, 7/01/29	6,940,000	7,397,346
Massachusetts State Port Authority Special Facilities Revenue, ConRAC Project, Series A, 5.125%,
7/01/41	10,340,000	11,144,762
Massachusetts State Special Obligation Dedicated Tax Revenue, Refunding, NATL Insured, 5.50%,
1/01/34	35,000,000	45,211,950
		78,433,051
Michigan 4.9%
Detroit City School District GO, School Building and Site Improvement, Series A, AGMC Insured,
6.00%, 5/01/29	15,900,000	18,983,010
Detroit Sewage Disposal System Revenue,
second lien, Series B, NATL Insured, 5.50%, 7/01/29	5,000,000	5,861,250
second lien, Series B, NATL Insured, 5.00%, 7/01/36	15,000	15,034
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding,
Series A, 5.25%, 7/01/39	12,000,000	12,904,080
Ecorse City GO, Financial Recovery, Dedicated Tax, 6.50%, 11/01/35	4,615,000	5,182,230
Grand Rapids EDC,
EDR, Beacon Hill at Eastgate Project, Refunding, Series A, 5.00%, 11/01/37.	600,000	635,052
EDR, Beacon Hill at Eastgate Project, Refunding, Series A, 5.00%, 11/01/47.	1,390,000	1,460,195
EDR, Beacon Hill at Eastgate Project, Refunding, Series A, 5.00%, 11/01/52.	1,185,000	1,240,174
Michigan Finance Authority Revenue,
Higher Education, Limited Obligation, Thomas M. Cooley Law School Project, Refunding, 6.00%,
7/01/24	3,000,000	3,149,070
Higher Education, Limited Obligation, Thomas M. Cooley Law School Project, Refunding, 6.75%,
7/01/44	5,505,000	5,548,104
Hospital, Henry Ford Health System, Refunding, 5.00%, 11/15/41	5,050,000	5,658,525
Hospital, Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/39	27,525,000	29,985,460
Hospital, Trinity Health Credit Group, Series MI, Pre-Refunded, 5.00%, 12/01/39	75,000	82,472
Local Government Loan Program, Public Lighting Authority, Local Project, Refunding, Series B,
5.00%, 7/01/39	7,600,000	8,162,856
Local Government Loan Program, Public Lighting Authority, Local Project, Refunding, Series B,
5.00%, 7/01/44	10,000,000	10,706,800
Local Government Loan Program, senior lien, Refunding, Series C-1, 5.00%, 7/01/44.	10,000,000	10,893,800
Local Government Loan Program, senior lien, Refunding, Series C-3, AGMC Insured, 5.00%,
7/01/32	10,000,000	11,221,000
Local Government Loan Program, senior lien, Refunding, Series C-3, AGMC Insured, 5.00%,
7/01/33	3,000,000	3,357,390
Local Government Loan Program, senior lien, Refunding, Series D-1, AGMC Insured, 5.00%,
7/01/37	5,000,000	5,554,400
Local Government Loan Program, senior lien, Refunding, Series D-4, 5.00%, 7/01/29.	11,000,000	12,252,020
Local Government Loan Program, senior lien, Refunding, Series D-4, 5.00%, 7/01/30.	9,000,000	10,024,380
Local Government Loan Program, senior lien, Refunding, Series D-4, 5.00%, 7/01/34.	10,000,000	11,027,000
Local Government Loan Program, senior lien, Series C-6, 5.00%, 7/01/33	10,000,000	11,056,200

|59

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Michigan (continued)
Michigan Hospital Finance Authority Revenue,
MidMichigan Obligated Group, Series A, Pre-Refunded, 6.125%, 6/01/34	$4,065,000	$4,240,730
Trinity Health Credit Group, Refunding, Series C, 5.00%, 12/01/34	26,810,000	29,277,056
Trinity Health Credit Group, Series C, Pre-Refunded, 5.00%, 12/01/34	2,050,000	2,280,645
Michigan State Building Authority Revenue,
Facilities Program, Refunding, Series I, 6.00%, 10/15/38	175,000	177,712
Facilities Program, Refunding, Series II-A, 5.375%, 10/15/41	10,000,000	11,003,300
Facilities Program, Series I, Pre-Refunded, 6.00%, 10/15/38	5,825,000	5,918,957
Michigan Tobacco Settlement Finance Authority Revenue,
First Subordinate, Capital Appreciation, Series B, zero cpn., 6/01/52.	150,000,000	10,528,500
Tobacco Settlement Asset-Backed, Senior, Series A, 6.00%, 6/01/34	2,500,000	2,512,900
Tobacco Settlement Asset-Backed, Senior, Series A, 6.00%, 6/01/48	5,000,000	5,025,850
Royal Oak Hospital Finance Authority Hospital Revenue,
William Beaumont Hospital Obligated Group, Refunding, Series D, 5.00%, 9/01/39	10,320,000	11,292,454
William Beaumont Hospital Obligated Group, Series V, Pre-Refunded, 8.25%, 9/01/39	20,000,000	20,320,000
William Beaumont Hospital Obligated Group, Series W, Pre-Refunded, 6.00%, 8/01/39	33,120,000	34,690,882
		322,229,488
Minnesota 0.3%
Minneapolis Health Care System Revenue,
Fairview Health Services, Series A, Pre-Refunded, 6.625%, 11/15/28	11,000,000	11,245,190
Fairview Health Services, Series A, Pre-Refunded, 6.75%, 11/15/32	6,250,000	6,392,750
Minneapolis Senior Housing and Healthcare Revenue,
Ecumen - Abiitan Mill City Project, 5.25%, 11/01/45	2,800,000	2,897,664
Ecumen - Abiitan Mill City Project, 5.375%, 11/01/50	1,000,000	1,000,770
[g] Minneapolis Student Housing Revenue, Riverton Community Housing Project, 5.00%, 8/01/53	500,000	506,640
		22,043,014
Mississippi 1.3%
Lowndes County Solid Waste Disposal and PCR, Weyerhaeuser Co. Project, Refunding, Series B,
6.70%, 4/01/22	18,875,000	21,445,775
Mississippi Hospital Equipment and Facilities Authority Revenue, Baptist Memorial Health Care, Series
A, 5.00%, 9/01/41	40,000,000	43,337,600
Warren County Gulf Opportunity Zone Revenue,
International Paper Co. Project, Series A, 6.50%, 9/01/32	10,000,000	10,117,600
International Paper Co. Project, Series A, 5.80%, 5/01/34	7,000,000	7,513,240
		82,414,215
Missouri 0.7%
Cape Girardeau County IDA Health Facilities Revenue, Southeast Health, Refunding, Series A, 6.00%,
3/01/33	5,140,000	5,868,903
Kirkwood IDA Retirement Community Revenue,
Aberdeen Heights, Refunding, Series A, 5.25%, 5/15/42	1,000,000	1,071,450
Aberdeen Heights, Refunding, Series A, 5.25%, 5/15/50	3,500,000	3,728,655
Missouri State Joint Municipal Electric Utility Commission Power Project Revenue, Iatan 2 Project,
Series A, Pre-Refunded, 6.00%, 1/01/39	11,000,000	11,271,260
St. Louis Airport Revenue,
Lambert-St. Louis International Airport, Series A-1, 6.25%, 7/01/29	7,000,000	7,319,270
Lambert-St. Louis International Airport, Series A-1, 6.625%, 7/01/34	3,000,000	3,145,800
St. Louis County IDA Senior Living Facilities Revenue, Friendship Village Chesterfield, Pre-Refunded,
5.00%, 9/01/42	7,000,000	7,822,500

|60

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Missouri (continued)
Stoddard County IDA Health Facilities Revenue, Southeast Health, Refunding, Series B, 6.00%,
3/01/37	$4,150,000	$4,712,906
		44,940,744
Nebraska 0.1%
Douglas County Hospital Authority No. 3 Revenue, Health Facilities Methodist Health System,
Refunding, 5.00%, 11/01/45	6,750,000	7,433,235
Nevada 0.8%
Clark County ID Special Assessment,
Local ID No. 128, The Summerlin Centre, Series A, 5.00%, 2/01/26	1,295,000	1,298,522
Local ID No. 128, The Summerlin Centre, Series A, 5.05%, 2/01/31	1,010,000	1,012,404
Local ID No. 142, Mountain’s Edge, Refunding, 5.00%, 8/01/21	1,245,000	1,326,025
Local ID No. 159, Summerlin Village 16A, 5.00%, 8/01/35	2,470,000	2,570,801
Director of the State of Nevada Department of Business and Industry Charter School Lease Revenue,
Somerset Academy, Series A, 5.00%, 12/15/38	1,000,000	1,038,090
Somerset Academy, Series A, 5.00%, 12/15/48	1,500,000	1,547,430
Director of the State of Nevada Department of Business and Industry Environmental Improvement
Revenue,
Green Fulcrum Sierra Biofuels LLC Project, 5.875%, 12/15/27	11,885,000	12,701,975
Green Fulcrum Sierra Biofuels LLC Project, 6.25%, 12/15/37	9,000,000	9,808,830
Henderson Local ID Special Assessment,
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.00%, 3/01/19.	720,000	717,127
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.10%, 3/01/22.	1,085,000	1,062,703
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.125%, 3/01/25	1,140,000	1,097,296
No. T-18, Limited Obligation Improvement, Inspirada, Discount Term, Refunding, 4.00%, 9/01/32	1,750,000	1,748,022
No. T-18, Limited Obligation Improvement, Inspirada, Discount Term, Refunding, 4.00%, 9/01/35	2,500,000	2,460,075
Las Vegas Special ID No. 812 Special Assessment,
Local Improvement, Summerlin Village 24, 5.00%, 12/01/27	1,495,000	1,587,974
Local Improvement, Summerlin Village 24, 5.00%, 12/01/30	1,730,000	1,807,988
Local Improvement, Summerlin Village 24, 5.00%, 12/01/35	1,100,000	1,129,018
Las Vegas Special ID No. 813 Special Assessment, Local Improvement, Summerlin Village 26, 4.00%,
6/01/33	635,000	620,287
Overton Power District No. 5 Special Obligation Revenue, Pre-Refunded, 8.00%, 12/01/38	7,500,000	7,728,450
		51,263,017
New Hampshire 0.1%
New Hampshire State Business Finance Authority Revenue, Elliot Hospital Obligated Group, Series A,
Pre-Refunded, 6.125%, 10/01/39.	5,000,000	5,287,150
New Jersey 4.5%
Hudson County Improvement Authority Solid Waste System Revenue, Refunding, Series A, 5.75%,
1/01/40	5,000,000	5,287,600
New Jersey EDA Revenue,
Montclair State University Student Housing Project, Provident Group, Montclair Properties LLC,
Series A, Pre-Refunded, 5.875%, 6/01/42	5,000,000	5,397,900
Provident Group-Rowan Properties LLC, Rowan University Student Housing Project, Series A,
5.00%, 1/01/48	5,000,000	5,307,200
School Facilities Construction, Series AAA, 5.00%, 6/15/35	3,450,000	3,712,718
School Facilities Construction, Series AAA, 5.00%, 6/15/41	4,550,000	4,862,494
New Jersey EDA Special Facility Revenue,
Continental Airlines Inc. Project, 4.875%, 9/15/19	7,465,000	7,626,468
Continental Airlines Inc. Project, 5.125%, 9/15/23	19,800,000	21,517,254
Continental Airlines Inc. Project, 5.25%, 9/15/29	41,900,000	45,709,967

|61

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority Revenue, St. Joseph’s Healthcare System
Obligated Group Issue, Pre-Refunded, 6.625%, 7/01/38	$27,015,000	$27,117,927
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, 5.00%, 6/15/38	4,810,000	5,081,236
Transportation Program, Series AA, 5.25%, 6/15/41	2,500,000	2,691,425
Transportation Program, Series AA, 5.00%, 6/15/44	9,335,000	9,810,245
Transportation System, Capital Appreciation, Series A, zero cpn., 12/15/38	46,750,000	18,084,302
Transportation System, Series A, 6.00%, 12/15/38	35,705,000	36,416,601
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	19,295,000	19,744,766
Transportation System, Series B, 5.25%, 6/15/36	17,500,000	18,280,850
Tobacco Settlement FICO Revenue,
Senior, Refunding, Series A, 5.00%, 6/01/46	11,500,000	12,638,385
Senior, Refunding, Series A, 5.25%, 6/01/46	15,000,000	16,900,500
Subordinate, Refunding, Series B, 5.00%, 6/01/46	25,000,000	26,893,000
		293,080,838
New Mexico 2.2%
Farmington PCR,
Public Service Co. of New Mexico, San Juan Project, Refunding, Series B, 5.90%, 6/01/40	58,000,000	62,006,640
Public Service Co. of New Mexico, San Juan Project, Refunding, Series C, 5.90%, 6/01/40	18,435,000	19,708,490
Public Service Co. of New Mexico, San Juan Project, Refunding, Series D, 5.90%, 6/01/40	53,520,000	57,217,161
New Mexico State Hospital Equipment Loan Council First Mortgage Revenue, Haverland Carter
Lifestyle Group, 5.00%, 7/01/42	5,000,000	5,224,400
		144,156,691
New York 5.0%
Long Island Power Authority Electric System Revenue, General, Series A, Pre-Refunded, 6.00%,
5/01/33	12,500,000	12,989,125
MAC for City of Troy Revenue,
Capital Appreciation, Series C, NATL Insured, zero cpn., 7/15/21	428,010	399,573
Capital Appreciation, Series C, NATL Insured, zero cpn., 1/15/22	649,658	598,556
MTA Revenue,
Transportation, Refunding, Series D, 5.00%, 11/15/38	8,790,000	9,695,194
Transportation, Series A, Pre-Refunded, 5.00%, 11/15/41	15,500,000	17,128,585
Transportation, Series D, Pre-Refunded, 5.25%, 11/15/40	10,000,000	10,824,700
Transportation, Series E, 5.00%, 11/15/33	10,000,000	11,088,200
New York City GO,
Refunding, Series H, 6.125%, 8/01/25	5,000	5,018
Series F, 7.50%, 2/01/21	5,000	5,024
Series G, 7.50%, 2/01/22	5,000	5,024
New York City HDC, MFMR, 8 Spruce Street, Class F, 4.50%, 2/15/48.	7,500,000	7,791,300
New York City IDA,
IDR, Brooklyn Navy Yard Cogeneration Partners, 5.65%, 10/01/28	14,130,000	14,266,778
IDR, Brooklyn Navy Yard Cogeneration Partners, 5.75%, 10/01/36	18,205,000	18,381,225
New York City IDA Civic Facility Revenue, Amboy Properties Corp. Project, Refunding, 6.75%, 6/01/20 .	2,760,000	2,760,028
New York Liberty Development Corp. 3 World Trade Center Project, Class 2, Refunding, 5.375%,
11/15/40	10,000,000	11,013,000
New York Liberty Development Corp. Liberty Revenue, Second Priority, Bank of America Tower at One
Bryant Park Project, Class 3, Refunding, 6.375%, 7/15/49	18,500,000	19,553,945
New York Liberty Development Corp. Revenue, Goldman Sachs Headquarters Issue, Second Tranche,
5.25%, 10/01/35	65,000,000	81,719,300

|62

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues,
Non-State Supported Debt, Orange Regional Medical Center, Pre-Refunded, 6.125%, 12/01/29	$16,000,000	$16,356,320
Non-State Supported Debt, Orange Regional Medical Center, Pre-Refunded, 6.25%, 12/01/37	30,000,000	30,686,400
New York Transportation Development Corp. Special Facilities Revenue, Laguardia Airport Terminal B
Redevelopment Project, Series A, 5.25%, 1/01/50	41,785,000	45,826,445
Rockland Tobacco Asset Securitization Corp. Settlement Revenue, Asset-Backed, First Subordinate,
Series A, zero cpn., 8/15/45	61,000,000	10,322,420
TSASC Inc. Revenue, Tobacco Settlement, Refunding, Senior Series A, 5.00%, 6/01/41	4,000,000	4,350,000
		325,766,160
North Carolina 0.7%
Columbus County Industrial Facilities and PCFA Revenue,
Environmental Improvement, International Paper Co. Projects, Series A, 6.25%, 11/01/33	1,300,000	1,379,508
Recovery Zone Facility, International Paper Co. Projects, Series B, 6.25%, 11/01/33	4,000,000	4,244,640
North Carolina State Department of Transportation Private Activity Revenue, I-77 Hot Lanes Project,
5.00%, 12/31/37	3,100,000	3,374,815
North Carolina State Medical Care Commission Health Care Facilities Revenue,
Duke University Health System, Series A, 5.00%, 6/01/42	15,000,000	16,386,300
Pennybyrn at Maryfield, first mortgage, Refunding, 5.00%, 10/01/30	2,790,000	2,979,748
Pennybyrn at Maryfield, first mortgage, Refunding, 5.00%, 10/01/35	1,000,000	1,058,780
Vidant Health, Refunding, 5.00%, 6/01/45	5,000,000	5,520,300
North Carolina State Medical Care Commission Retirement Facilities Revenue,
Galloway Ridge Project, first mortgage, Refunding, Series A, 5.25%, 1/01/41.	2,720,000	2,839,952
United Church Homes and Services, first mortgage, Refunding, Series A, 5.00%, 9/01/37	2,100,000	2,249,583
United Church Homes and Services, first mortgage, Refunding, Series C, 5.00%, 9/01/41.	2,120,000	2,233,971
United Church Homes and Services, first mortgage, Refunding, Series C, 5.00%, 9/01/46.	3,160,000	3,318,664
		45,586,261
North Dakota 0.1%
Burleigh County Education Facilities Revenue,
University of Mary Project, 5.10%, 4/15/36.	2,800,000	2,832,368
University of Mary Project, 5.20%, 4/15/46.	5,430,000	5,453,240
		8,285,608
Ohio 2.1%
Bowling Green Student Housing Revenue, CFP I LLC, State University Project, Pre-Refunded, 6.00%,
6/01/45	12,500,000	13,512,375
Butler County Hospital Facilities Revenue,
UC Health, Pre-Refunded, 5.50%, 11/01/40	6,680,000	7,235,108
UC Health, Pre-Refunded, 5.50%, 11/01/40	3,320,000	3,600,009
Centerville Health Care Revenue,
Graceworks Lutheran Services, Improvement and Refunding, 5.25%, 11/01/47	2,700,000	2,862,324
Graceworks Lutheran Services, Improvement and Refunding, 5.25%, 11/01/50	2,500,000	2,640,475
Fairfield County Hospital Revenue, Fairfield Medical Center Project, Refunding and Improvement,
5.00%, 6/15/43	10,000,000	10,516,600
Hamilton County Healthcare Revenue,
Life Enriching Communities Project, Series A, Pre-Refunded, 6.50%, 1/01/41	4,970,000	5,516,601
Life Enriching Communities Project, Series A, Pre-Refunded, 6.625%, 1/01/46	2,500,000	2,782,725
Lake County Hospital Facilities Revenue, Lake Hospital System Inc., Refunding, 5.00%, 8/15/45	6,000,000	6,536,040
Little Miami Local School District GO,
School Improvement, Pre-Refunded, 6.875%, 12/01/34	5,100,000	5,812,113
School Improvement, Refunding, 6.875%, 12/01/34	470,000	497,410

|63

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
Ohio State Air Quality Development Authority Revenue, Environmental Improvement, Buckeye
Power Inc. Project, 6.00%, 12/01/40.	$15,000,000	$16,401,450
Ohio State Hospital Revenue, University Hospitals Health System Inc., Refunding, Series A, 5.00%,
1/15/46	6,000,000	6,567,360
Ohio State Turnpike and Infrastructure Commission Revenue, Infrastructure Projects, Capital
Appreciation, junior lien, Series A-3, zero cpn. to 2/14/23, 5.75% thereafter, 2/15/35	35,000,000	34,293,350
Southeastern Port Authority Hospital Facilities Revenue,
Memorial Health System Obligated Group Project, Refunding, 5.00%, 12/01/35	1,000,000	1,051,420
Memorial Health System Obligated Group Project, Refunding, 5.00%, 12/01/43	1,000,000	1,040,430
Memorial Health System Obligated Group Project, Refunding, 5.50%, 12/01/43	1,300,000	1,402,037
Memorial Health System Obligated Group Project, Refunding and Improvement, 6.00%, 12/01/42 .	14,000,000	15,200,640
		137,468,467
Oklahoma 0.3%
Oklahoma Development Finance Authority Revenue, Provident Education Resources Inc. Cross
Village Student Housing Project, Series A, 5.00%, 8/01/47	10,000,000	10,774,900
Tulsa County Industrial Authority Senior Living Community Revenue,
Montereau Inc. Project, Refunding, 5.25%, 11/15/37	1,250,000	1,390,650
Montereau Inc. Project, Refunding, 5.25%, 11/15/45	5,250,000	5,811,750
		17,977,300
Oregon 0.4%
Multnomah County Hospital Facilities Authority Revenue,
Mirabella South Waterfront Project, Refunding, Series A, 5.40%, 10/01/44.	3,000,000	3,216,900
Mirabella South Waterfront Project, Refunding, Series A, 5.50%, 10/01/49.	5,500,000	5,912,170
Oregon Health and Science University Revenue, Series A, Pre-Refunded, 5.75%, 7/01/39.	5,000,000	5,213,100
Salem Hospital Facility Authority Revenue,
Capital Manor Inc., Refunding, 5.00%, 5/15/22	815,000	881,553
Capital Manor Inc., Refunding, 5.75%, 5/15/27	1,000,000	1,094,220
Capital Manor Inc., Refunding, 5.625%, 5/15/32	1,000,000	1,076,920
Capital Manor Inc., Refunding, 6.00%, 5/15/42	3,100,000	3,360,741
Capital Manor Inc., Refunding, 6.00%, 5/15/47	2,000,000	2,164,400
Yamhill County Hospital Authority, Friendsview Retirement Community, Refunding, Series A, 5.00%,
11/15/51	3,045,000	3,241,159
		26,161,163
Pennsylvania 2.0%
Allegheny County Higher Education Building Authority University Revenue,
Carlow University Project, Pre-Refunded, 6.75%, 11/01/31	1,215,000	1,396,837
Carlow University Project, Pre-Refunded, 7.00%, 11/01/40	2,000,000	2,315,660
Chester County IDA Revenue,
Renaissance Academy Charter School Project, 5.00%, 10/01/34	1,500,000	1,612,500
Renaissance Academy Charter School Project, 5.00%, 10/01/39	1,725,000	1,840,316
Renaissance Academy Charter School Project, 5.00%, 10/01/44	1,160,000	1,233,521
Commonwealth Financing Authority Revenue, Series B, 5.00%, 6/01/42	12,000,000	12,896,520
Delaware County IDAR, Resource Recovery Facility, Refunding, Series A, 6.20%, 7/01/19.	3,720,000	3,729,337
Lancaster County Hospital Authority Revenue,
Brethren Village Project, Refunding, 5.125%, 7/01/37	1,000,000	1,095,240
Brethren Village Project, Refunding, 5.25%, 7/01/41	1,000,000	1,097,510
Northampton County General Purpose Authority Hospital Revenue, St. Luke’s Hospital Project, Series
A, Pre-Refunded, 5.50%, 8/15/40	15,000,000	15,115,800
[e] Pennsylvania State Economic Development Financing Authority Exempt Facilities Revenue, PPL
Energy Supply LLC Project, Series B, Mandatory Put, 5.00%, 9/01/20	25,000,000	25,171,750

|64

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
Pennsylvania State Turnpike Commission Turnpike Revenue,
Motor License Fund Enhanced Turnpike, Capital Appreciation, Subordinate Special, Series B, Sub
Series B-2, zero cpn. to 11/30/28, 5.75% thereafter, 12/01/37	$20,000,000	$15,198,000
Motor License Fund Enhanced Turnpike, Capital Appreciation, Subordinate Special, Series B, Sub
Series B-2, zero cpn. to 12/01/28, 5.875% thereafter, 12/01/40	25,075,000	19,061,012
Subordinate, Convertible Capital Appreciation, Series C, AGMC Insured, 6.25%, 6/01/33	5,000,000	6,187,150
Subordinate, Series B, Pre-Refunded, 5.75%, 6/01/39	20,000,000	20,801,200
Philadelphia IDAR, Senior Living Facilities, Wesley Enhanced Living Obligated Group, Refunding,
Series A, 5.00%, 7/01/49	3,000,000	3,188,760
		131,941,113
Rhode Island 0.3%
Rhode Island State Health and Educational Building Corp. Revenue,
Hospital Financing, Care New England Issue, Series A, Pre-Refunded, 6.00%, 9/01/33	7,320,000	8,717,681
Hospital Financing, Lifespan Obligated Group Issue, Series A, Pre-Refunded, 7.00%, 5/15/39	8,200,000	8,602,538
Tobacco Settlement FICO Revenue, Asset-Backed, Refunding, Series A, 5.00%, 6/01/40	5,000,000	5,355,850
		22,676,069
South Carolina 1.1%
South Carolina Jobs EDA Residential Care Facilities Revenue,
South Carolina Episcopal Home at Still Hopes, 5.00%, 4/01/47	2,000,000	2,085,380
South Carolina Episcopal Home at Still Hopes, 5.00%, 4/01/52	1,750,000	1,815,625
South Carolina Jobs EDA Student Housing Revenue, Coastal Housing Foundation LLC Project, Series
A, Pre-Refunded, 6.50%, 4/01/42	10,000,000	10,813,400
South Carolina State Public Service Authority Revenue, Series B, Refunding, 5.125%, 12/01/43	52,890,000	56,523,014
		71,237,419
South Dakota 0.2%
Sioux Falls Health Facilities Revenue,
Dow Rummel Village Project, 5.00%, 11/01/42	3,000,000	3,087,000
Dow Rummel Village Project, Refunding, 5.00%, 11/01/46	11,110,000	11,338,866
		14,425,866
Tennessee 1.4%
Johnson City Health and Educational Facilities Board Hospital Revenue,
Mountain States Health Alliance, Capital Appreciation, first mortgage, Refunding, Series A, NATL
Insured, zero cpn., 7/01/27	19,365,000	14,008,641
Mountain States Health Alliance, Capital Appreciation, first mortgage, Refunding, Series A, NATL
Insured, zero cpn., 7/01/28	19,400,000	13,435,276
Mountain States Health Alliance, Capital Appreciation, first mortgage, Refunding, Series A, NATL
Insured, zero cpn., 7/01/29	19,365,000	12,790,970
Mountain States Health Alliance, Capital Appreciation, first mortgage, Refunding, Series A, NATL
Insured, zero cpn., 7/01/30	19,370,000	12,222,276
Knox County Health Educational and Housing Facility Board Hospital Revenue, Covenant Health,
Refunding, Series A, 5.00%, 1/01/47	5,000,000	5,520,150
Memphis-Shelby County Airport Authority Airport Revenue,
Refunding, Series B, 5.75%, 7/01/23	5,000,000	5,361,200
Refunding, Series B, 5.75%, 7/01/24	3,500,000	3,754,310
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board
Revenue, Vanderbilt University Medical Center, Series A, 5.00%, 7/01/40	20,000,000	22,362,400
		89,455,223

|65

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Texas 8.7%
Brazos County Health Facilities Development Corp. Franciscan Services Corp. Revenue, Obligated
Group, St. Joseph Regional Health Center, Pre-Refunded, 5.50%, 1/01/38	$5,250,000	$5,265,592
Capital Area Cultural Education Facilities Finance Corp. Revenue, The Roman Catholic Diocese of
Austin, Series B, 6.125%, 4/01/45	10,000,000	10,644,200
Central Texas Regional Mobility Authority Revenue,
Capital Appreciation, senior lien, Refunding, zero cpn., 1/01/35	3,000,000	1,518,600
Capital Appreciation, senior lien, Refunding, zero cpn., 1/01/37	2,500,000	1,155,150
Capital Appreciation, senior lien, Refunding, zero cpn., 1/01/38	2,405,000	1,061,928
Capital Appreciation, senior lien, Refunding, zero cpn., 1/01/39	2,545,000	1,073,430
senior lien, Pre-Refunded, 5.75%, 1/01/25	2,350,000	2,490,836
senior lien, Pre-Refunded, 5.75%, 1/01/31	2,500,000	2,728,175
senior lien, Pre-Refunded, 6.00%, 1/01/41	7,925,000	8,697,767
senior lien, Pre-Refunded, 6.25%, 1/01/46	24,340,000	26,865,032
Clifton Higher Education Finance Corp. Revenue, Education, Uplift Education, Series A, 5.00%,
12/01/45	3,855,000	4,126,932
Dallas/Fort Worth International Airport Revenue,
Joint Improvement, Series A, 5.00%, 11/01/42	12,000,000	12,731,400
Joint Improvement, Series A, 5.00%, 11/01/45	50,000,000	53,132,000
Joint Improvement, Series B, 5.00%, 11/01/44	11,385,000	12,456,215
El Paso Downtown Development Corp. Special Revenue, Downtown Ballpark Venue Project, Series A,
7.25%, 8/15/38	15,000,000	18,476,250
Fort Worth Special Assessment Revenue,
Fort Worth Public ID No. 17, Rock Creek Ranch Major Improvement Project, 5.00%, 9/01/27.	1,965,000	2,022,005
Fort Worth Public ID No. 17, Rock Creek Ranch Major Improvement Project, 5.00%, 9/01/32.	1,270,000	1,270,838
Fort Worth Public ID No. 17, Rock Creek Ranch Major Improvement Project, 5.125%, 9/01/37	1,650,000	1,634,936
Grand Parkway Transportation Corp. System Toll Revenue,
Capital Appreciation, Series B, zero cpn. to 9/30/23, 5.80% thereafter, 10/01/45	10,000,000	9,334,300
First Tier Toll, Series A, 5.125%, 10/01/43	2,850,000	3,144,405
Harris County Cultural Education Facilities Finance Corp. Revenue,
Brazos Presbyterian Homes Inc. Project, first mortgage, Refunding, 5.00%, 1/01/48	10,000,000	10,607,700
Brazos Presbyterian Homes Inc. Project, first mortgage, Series B, Pre-Refunded, 7.00%, 1/01/43 .	3,000,000	3,624,870
Brazos Presbyterian Homes Inc. Project, first mortgage, Series B, Pre-Refunded, 7.00%, 1/01/48 .	5,250,000	6,343,522
Harris County Health Facilities Development Corp. Hospital Revenue, Memorial Hermann Healthcare
System, Series B, Pre-Refunded, 7.25%, 12/01/35	13,500,000	13,870,710
Houston Airport System Revenue, Special Facilities, United Airlines Terminal E Project, Refunding,
4.75%, 7/01/24	10,000,000	10,825,800
Lufkin Health Facilities Development Corp. Revenue, Memorial Health System of East Texas,
Pre-Refunded, 6.25%, 2/15/37	5,000,000	5,157,200
Matagorda County Navigation District No. 1 PCR, Central Power and Light Co. Project, Refunding,
Series A, 6.30%, 11/01/29	10,000,000	10,658,500
Mesquite Health Facilities Development Corp. Retirement Facility Revenue,
Christian Care Centers Inc. Project, Refunding, 5.00%, 2/15/35	5,175,000	5,389,245
Christian Care Centers Inc. Project, Refunding, 5.00%, 2/15/36	1,000,000	1,030,900
Christian Care Centers Inc. Project, Refunding, 5.125%, 2/15/42	3,750,000	3,883,537
Mission Economic Development Corp. Revenue, Natgasoline Project, senior lien, Series B, 5.75%,
10/01/31	7,000,000	7,256,970
New Hope Cultural Education Facilities Finance Corp. First Mortgage Revenue, Morningside Ministries
Project, 6.50%, 1/01/43	4,350,000	4,846,552
New Hope Cultural Education Facilities Finance Corp. Retirement Facility Revenue,
Longhorn Village Project, Refunding, 5.00%, 1/01/42	3,000,000	3,162,390
Longhorn Village Project, Refunding, 5.00%, 1/01/47	5,000,000	5,252,300
MRC Crestview Project, Refunding, 5.00%, 11/15/36	1,020,000	1,073,795

|66

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Texas (continued)
New Hope Cultural Education Facilities Finance Corp. Retirement Facility Revenue, (continued)
MRC Crestview Project, Refunding, 5.00%, 11/15/46	$4,100,000	$4,286,632
Wesleyan Homes Inc. Project, Refunding, 5.50%, 1/01/43	3,200,000	3,429,152
New Hope Cultural Education Facilities Finance Corp. Senior Living Revenue,
Cardinal Bay Inc., Village on the Park/Carriage Inn Project, Fourth Tier, Series D, 6.00%, 7/01/26 .	175,000	177,016
Cardinal Bay Inc., Village on the Park/Carriage Inn Project, Fourth Tier, Series D, 7.00%, 7/01/51 .	5,110,000	5,326,664
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue,
CHF - Collegiate Housing Stephenville III LLC, Tarleton State University Project, Series A, 5.00%,
4/01/47	6,420,000	6,942,331
CHF-Collegiate Housing Island Campus LLC, Series A, 5.00%, 4/01/42	3,500,000	3,831,450
CHF-Stephenville LLC, Tarleton State University Project, Series A, 6.00%, 4/01/45.	3,000,000	3,288,270
NCCD-College Station Properties LLC, Texas A&M University Project, Series A, 5.00%, 7/01/47	30,000,000	25,000,800
North Texas Tollway Authority Revenue,
first tier, Series A, 6.25%, 1/01/39	2,350,000	2,406,635
first tier, Series A, Pre-Refunded, 6.25%, 1/01/39	10,150,000	10,414,712
Special Projects System, Capital Appreciation, first tier, Refunding, Series I, 6.50%, 1/01/43	25,000,000	30,301,750
Special Projects System, Capital Appreciation, Series B, Pre-Refunded, zero cpn., 9/01/37	7,500,000	3,245,400
Special Projects System, Capital Appreciation, Series C, Pre-Refunded, zero cpn. to 9/01/21,
6.75% thereafter, 9/01/45	25,000,000	30,039,500
Special Projects System, Capital Appreciation, Series C, Pre-Refunded, zero cpn. to 9/01/23,
7.00% thereafter, 9/01/43	10,000,000	10,985,400
System, first tier, Refunding, Series B, 5.00%, 1/01/38	10,000,000	10,604,100
System, first tier, Series K, Subseries K-2, Assured Guaranty, Pre-Refunded, 6.00%, 1/01/38	15,000,000	15,365,550
Red River Education Financing Corp. Higher Education Revenue, Houston Baptist University Project,
Refunding, 5.50%, 10/01/46	4,250,000	4,745,210
Red River Health Facilities Development Corp. First Mortgage Revenue,
[f] Eden Home Project, 7.25%, 12/15/42	11,000,000	6,380,000
Wichita Falls Retirement Foundation Project, Refunding, 5.50%, 1/01/32	1,500,000	1,576,245
Wichita Falls Retirement Foundation Project, Refunding, 5.125%, 1/01/41	2,000,000	2,062,100
Tarrant County Cultural Education Facilities Finance Corp. Revenue,
Texas Health Resources System, Refunding, 5.00%, 11/15/40	15,225,000	16,160,119
Trinity Terrace Project, The Cumberland Rest Inc., Refunding, Series A-1, 5.00%, 10/01/44.	2,500,000	2,654,150
Trinity Terrace Project, The Cumberland Rest Inc., Refunding, Series A-1, 5.00%, 10/01/49.	2,625,000	2,779,297
Texas State Municipal Gas Acquisition and Supply Corp. III Gas Supply Revenue,
5.00%, 12/15/30	25,000,000	27,258,000
5.00%, 12/15/31	24,500,000	26,669,475
5.00%, 12/15/32	10,000,000	10,876,600
Texas State Transportation Commission Turnpike System Revenue,
first tier, Refunding, Series A, 5.00%, 8/15/41	5,000,000	5,393,450
second tier, Refunding, Series C, 5.00%, 8/15/42	15,965,000	17,315,799
Wood County Central Hospital District Hospital Revenue, East Texas Medical Center Quitman Project,
Pre-Refunded, 6.00%, 11/01/41	9,350,000	10,471,065
		572,800,854
Virginia 1.1%
Henrico County EDA Residential Care Facilities Revenue,
LifeSpire of Virginia, Refunding, Series C, 5.00%, 12/01/37	765,000	818,060
LifeSpire of Virginia, Refunding, Series C, 5.00%, 12/01/47	2,200,000	2,333,056
Norfolk EDA Health Care Facilities Revenue, Sentara Healthcare, Refunding, Series B, 5.00%,
11/01/43	17,575,000	19,305,259

|67

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Virginia (continued)
Virginia Small Business Financing Authority Revenue,
Elizabeth River Crossings OPCO LLC Project, senior lien, 6.00%, 1/01/37	$6,485,000	$7,239,011
Elizabeth River Crossings OPCO LLC Project, senior lien, 5.50%, 1/01/42	35,790,000	39,025,058
Virginia State Small Business Financing Authority Residential Care Facility Revenue, Pinnacle Living,
Series C, 5.00%, 6/01/52	6,000,000	6,306,360
		75,026,804
Washington 2.1%
FYI Properties Lease Revenue,
Washington State District Project, 5.50%, 6/01/34.	11,935,000	12,320,381
Washington State District Project, 5.50%, 6/01/39.	16,250,000	16,760,088
Greater Wenatchee Regional Events Center Public Facilities District Revenue, Refunding, Series A,
5.50%, 9/01/42	3,150,000	3,231,018
Ocean Shores Local ID No. 1 Tax Allocation, 7.25%, 2/01/31	5,475,000	6,665,046
Skagit County Public Hospital District No. 1 Revenue, Skagit Valley Hospital, 5.75%, 12/01/35	5,355,000	5,670,302
Washington Health Care Facilities Authority Revenue,
Central Washington Health Services Assn., Pre-Refunded, 7.00%, 7/01/39	8,500,000	8,960,785
Fred Hutchinson Cancer Research Center, Series A, Pre-Refunded, 6.00%, 1/01/33.	7,500,000	7,831,275
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/42	19,725,000	21,581,320
Washington State Economic Development Finance Authority Environmental Facilities Revenue,
Coalview Centralia LLC Project, 8.25%, 8/01/25	3,800,000	3,290,496
Coalview Centralia LLC Project, 9.50%, 8/01/25	12,855,000	11,729,802
Columbia Pulp I LLC Project, Series A, 7.50%, 1/01/32	5,000,000	5,924,900
[e] Washington State Economic Development Finance Authority Revenue, Propeller Airports Paine
Field LLC Project, Mandatory Put, Series A, 6.50%, 3/01/24	25,000,000	25,173,000
Washington State Higher Education Facilities Authority Revenue, Whitworth University Project,
Pre-Refunded, 5.625%, 10/01/40.	5,235,000	5,490,939
Washington State Housing Finance Commission Revenue, Nonprofit Housing, Presbyterian Retirement
Communities Northwest Project, Refunding, Series A, 5.00%, 1/01/31	2,000,000	2,163,560
		136,792,912
West Virginia 0.8%
County Commission of Harrison County Solid Waste Disposal Revenue, Allegheny Energy Supply Co.
LLC Harrison Station Project, Refunding, Series D, 5.50%, 10/15/37	14,745,000	14,745,000
Kanawha County Commission Student Housing Revenue, The West Virginia State University
Foundation Project, 6.75%, 7/01/45	6,650,000	7,095,085
Pleasants County PCR, County Commission, Series F, 5.25%, 10/15/37	27,250,000	27,269,892
West Virginia Hospital Finance Authority Revenue, Hospital, Improvement, West Virginia University
Health System Obligated Group, Series A, 5.00%, 6/01/47	5,000,000	5,549,850
		54,659,827
Wisconsin 1.3%
PFA Education Revenue,
Coral Academy of Science Las Vegas, Series A, 5.00%, 7/01/45	2,805,000	2,985,866
Coral Academy of Science Las Vegas, Series A, 5.00%, 7/01/53	4,345,000	4,594,838
PFA Limited Obligation Grant Revenue, American Dream at Meadowlands Project, Series A, 6.75%,
8/01/31	10,000,000	10,855,400
PFA Limited Obligation PILOT Revenue, American Dream at Meadowlands Project, 6.75%, 12/01/42	10,000,000	11,613,400
PFA Retirement Facilities Revenue,
Whitestone Retirement Facilities, first mortgage, Refunding, 5.00%, 3/01/37	625,000	677,075
Whitestone Retirement Facilities, first mortgage, Refunding, 5.00%, 3/01/52	1,800,000	1,925,928

|68

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority Revenue,
Beaver Dam Community Hospitals Inc., Refunding, Series A, 5.25%, 8/15/34	$5,000,000	$5,314,500
St. Johns Communities Inc., Refunding, Series B, 5.00%, 9/15/45.	1,500,000	1,550,625
St. Johns Communities Inc. Project, Series A, 5.00%, 9/15/40	1,000,000	1,042,760
St. Johns Communities Inc. Project, Series A, 5.00%, 9/15/50	4,000,000	4,153,720
Thedacare Inc., Series A, 5.50%, 12/15/38	5,000,000	5,215,400
Wisconsin PFA Exempt Facilities Revenue, Celanese Project, Refunding, Series C, 4.30%, 11/01/30	11,000,000	11,463,980
Wisconsin State General Fund Annual Appropriation Revenue, Series A, Pre-Refunded, 6.00%,
5/01/33	15,000,000	15,585,600
Wisconsin State Public Finance Authority Revenue, Adams-Columbia Electric Cooperative, Series A,
NATL Insured, 5.50%, 12/01/40	6,755,000	7,301,142
		84,280,234
Wyoming 0.2%
Campbell County Solid Waste Facilities Revenue, Basin Electric Power Cooperative, Dry Fork Station
Facilities, Series A, 5.75%, 7/15/39	5,500,000	5,722,200
West Park Hospital District Revenue, West Park Hospital Project, Series A, 7.00%, 6/01/40	5,500,000	5,996,540
Wyoming CDA Student Housing Revenue,
CHF-Wyoming LLC, University of Wyoming Project, 6.25%, 7/01/31	600,000	641,184
CHF-Wyoming LLC, University of Wyoming Project, 6.50%, 7/01/43	1,600,000	1,706,480
		14,066,404
U.S. Territories 3.2%
Guam 1.1%
Government of Guam GO,
Series A, 6.00%, 11/15/19	3,480,000	3,569,471
Series A, Pre-Refunded, 6.75%, 11/15/29	10,000,000	10,689,000
Series A, Pre-Refunded, 7.00%, 11/15/39	15,000,000	16,086,750
Guam Government Hotel Occupancy Tax Revenue, Refunding, Series A, 6.50%, 11/01/40	10,380,000	11,513,704
Guam Government Limited Obligation Revenue,
Section 30, Series A, Pre-Refunded, 5.625%, 12/01/29	3,850,000	4,064,599
Section 30, Series A, Pre-Refunded, 5.75%, 12/01/34	8,430,000	8,915,315
Guam Government Waterworks Authority Water and Wastewater System Revenue, Pre-Refunded,
5.625%, 7/01/40	4,000,000	4,304,240
Guam International Airport Authority Revenue,
General, Refunding, Series B, AGMC Insured, 5.50%, 10/01/33	2,000,000	2,241,160
General, Refunding, Series B, AGMC Insured, 5.75%, 10/01/43	3,000,000	3,409,440
Guam Power Authority Revenue, Series A, Pre-Refunded, 5.50%, 10/01/40	10,000,000	10,800,400
		75,594,079
Northern Mariana Islands 0.2%
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Senior Series A, 6.60%,
3/15/28	11,850,000	11,790,750
Puerto Rico 1.9%
Children’s Trust Fund Tobacco Settlement Revenue,
Asset-Backed, Refunding, 5.50%, 5/15/39	9,500,000	9,476,250
Asset-Backed, Refunding, 5.625%, 5/15/43	2,500,000	2,491,600
[f] Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	26,990,000	10,593,575
Series A, 7.25%, 7/01/30	25,000,000	9,812,500
Series A, 6.75%, 7/01/36	29,750,000	11,676,875
Series A, 7.00%, 7/01/43	5,000,000	1,962,500
Series A-4, zero cpn., 7/01/19	5,500,000	2,186,250

|69

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
U.S. Territories (continued)
Puerto Rico (continued)
[f] Puerto Rico Electric Power Authority Power Revenue, (continued)
Series B, zero cpn., 7/01/19	$5,500,000	$2,186,250
Series E-1, zero cpn., 1/01/21	6,000,000	2,385,000
Series E-2, zero cpn., 7/01/21	6,000,000	2,385,000
Series E-3, zero cpn., 1/01/22	1,989,500	788,339
Series E-4, zero cpn., 7/01/22	1,989,499	788,339
Series WW, 5.50%, 7/01/38	16,355,000	6,501,113
Series XX, 5.75%, 7/01/36	23,620,000	9,388,950
Series XX, 5.25%, 7/01/40	71,780,000	28,532,550
Puerto Rico HFAR, Capital Fund Modernization Program, Puerto Rico Public Housing Projects,
Refunding, 5.125%, 12/01/27	3,000,000	3,042,210
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
Authority Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	16,835,000	15,109,412
[f] Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, First Subordinate, Series A, zero cpn., 8/01/34.	29,465,000	2,699,289
Capital Appreciation, First Subordinate, Series A, zero cpn., 8/01/36.	17,800,000	1,510,508
		123,516,510
Total U.S. Territories		210,901,339
Total Municipal Bonds (Cost $5,915,647,064)		6,502,037,298

Total Investments before Short Term Investments (Cost $5,916,364,150)		6,505,387,658

Short Term Investments 0.3%

Municipal Bonds 0.3%
Florida 0.1%
[h] St. Lucie County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 0.92%,
9/01/28	3,200,000	3,200,000
Georgia 0.0%†
[f] Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 6.50%, 4/30/17	1,332,625	319,830
Mississippi 0.2%
[h] Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue, Chevron
USA Inc. Project, Series L, Daily VRDN and Put, 0.85%, 11/01/35.	9,675,000	9,675,000
Pennsylvania 0.0%†
[h] Emmaus General Authority Revenue, SPA Wells Fargo Bank, Weekly VRDN and Put, 1.15%, 12/01/28.	2,700,000	2,700,000
Tennessee 0.0%†
[h] Shelby County Health Educational and Housing Facility Board Revenue, Methodist Le Bonheur
Healthcare, Refunding, Series A, AGMC Insured, SPA US Bank National Association, Daily VRDN
and Put, 0.88%, 6/01/42	500,000	500,000
Total Short Term Investments (Cost $17,407,625)		16,394,830
Total Investments (Cost $5,933,771,775) 99.3%		6,521,782,488
Other Assets, less Liabilities 0.7%		48,635,884
Net Assets 100.0%		$6,570,418,372

|70

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

See Abbreviations on page 136.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bFair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
cSee Note 4 regarding restricted securities.
dThe bond pays interest and/or principal based upon the issuer’s ability to pay, which may be less than the stated interest rate or principal paydown.
eThe maturity date shown represents the mandatory put date.
fDefaulted security or security for which income has been deemed uncollectible.
gSecurity purchased on a when-issued basis.
hVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|71

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2018 (unaudited)
Franklin Kentucky Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 99.4%
Kentucky 99.4%
Bowling Green GO, Public Project, Series A, Pre-Refunded, 5.00%, 6/01/38	$5,000,000	$5,000,000
Boyle County Revenue, Educational Facilities, Centre College of Kentucky, Refunding, 5.00%, 6/01/37	2,000,000	2,231,340
Fayette County School District Finance Corp. Revenue,
[a] School Building, Series A, 4.00%, 5/01/38	1,000,000	1,044,810
School Building, Series D, 5.00%, 8/01/34	1,985,000	2,226,733
Glasgow Healthcare Revenue, T.J. Samson Community Hospital Project, 6.45%, 2/01/41	2,000,000	2,145,120
Greater Kentucky Housing Assistance Corp. Mortgage Revenue, Section 8 Assisted Projects, Refunding,
Series A, NATL Insured, 6.10%, 1/01/24	185,000	185,468
Jefferson County School District Finance Corp. School Building Revenue, Refunding, Series B, 4.00%,
12/01/26	3,500,000	3,879,645
Kentucky Economic Development Finance Authority Revenue,
Catholic Health Initiatives, Refunding, Series A, 5.00%, 5/01/29	5,670,000	5,790,714
Hospital, Baptist Healthcare System Obligated Group, 5.25%, 8/15/46	5,000,000	5,321,450
Louisville Arena Project, Louisville Arena Authority Inc., Series A, Subseries A-1, Assured Guaranty,
Pre-Refunded, 6.00%, 12/01/33	2,000,000	2,000,000
Kentucky Rural Water Finance Corp. Public Project Revenue,
Multimodal, Flexible Term Program, Series A, 5.00%, 2/01/26	485,000	486,271
Multimodal, Flexible Term Program, Series I, 5.00%, 2/01/34.	1,010,000	1,012,232
Kentucky State Housing Corp. Conduit MFHR,
Collateral Mortgage Loan, Country Place Apartments Project, GNMA Secured, 5.00%, 4/20/40	2,280,000	2,374,894
Collateral Mortgage Loan, Country Place Apartments Project, GNMA Secured, 5.25%, 4/20/45	1,850,000	1,926,072
Kentucky State Infrastructure Authority Revenue,
Wastewater and Drinking Water Revolving Fund, Series A, Pre-Refunded, 5.00%, 2/01/28	2,000,000	2,215,820
Wastewater and Drinking Water Revolving Fund, Series A, Pre-Refunded, 5.00%, 2/01/31	4,190,000	4,642,143
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project, Refunding, Series
A, NATL Insured, 5.00%, 9/01/36	3,000,000	3,317,340
Kentucky State Property and Buildings Commission Revenue,
Project No. 90, Pre-Refunded, 5.50%, 11/01/28	5,000,000	5,078,950
Project No. 108, Refunding, Series A, 5.00%, 8/01/34.	3,500,000	3,923,850
Project No. 115, 5.00%, 4/01/38	2,500,000	2,804,675
Project No. 117, Series B, 5.00%, 5/01/26	1,000,000	1,147,430
Project No. 117, Series B, 5.00%, 5/01/27	2,000,000	2,317,380
Kentucky State Turnpike Authority Economic Development Road Revenue,
Revitalization Projects, Refunding, Series A, 5.00%, 7/01/30	2,500,000	2,704,650
Revitalization Projects, Refunding, Series A, 5.00%, 7/01/36	550,000	630,223
Revitalization Projects, Refunding, Series A, 5.00%, 7/01/37	700,000	801,507
Revitalization Projects, Series A, 5.00%, 7/01/32	2,000,000	2,228,800
Revitalization Projects, Series A, 5.00%, 7/01/33	3,000,000	3,404,400
Revitalization Projects, Series A, Pre-Refunded, 5.00%, 7/01/28	1,000,000	1,002,640
Revitalization Projects, Series A, Pre-Refunded, 5.00%, 7/01/29	1,000,000	1,034,670
Lexington-Fayette Urban County Airport Board Revenue,
General Airport, Refunding, Series B, 5.00%, 7/01/29	1,185,000	1,313,146
General Airport, Series A, Pre-Refunded, 5.00%, 7/01/27	2,000,000	2,070,420
Lexington-Fayette Urban County Government Public Facilities Corp. Lease Revenue, Eastern State
Hospital Project, Refunding, Series A, 5.25%, 6/01/32	3,000,000	3,243,600
Louisville and Jefferson County Metropolitan Sewer District Revenue,
Sewer and Drainage System, Series A, 5.00%, 5/15/27	1,000,000	1,163,740
Sewer and Drainage System, Series A, 4.00%, 5/15/48	5,000,000	5,188,800
Louisville and Jefferson County Metropolitan Sewer District Sewer and Drain System Revenue, Refunding,
Series A, 4.00%, 5/15/38	5,000,000	5,299,000
Louisville Regional Airport Authority Airport System Revenue, AGMC Insured, Series A, Pre-Refunded,
5.50%, 7/01/38	3,000,000	3,008,670
Louisville/Jefferson County Metro Government Parking Authority Revenue, first mortgage, Series A,
Pre-Refunded, 5.375%, 12/01/39	1,995,000	2,101,014

Quarterly Statement of Investments | See Notes to Statements of Investments. | 72

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Kentucky Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Kentucky (continued)
Louisville/Jefferson County Metro Government Revenue,
College, Bellarmine University Inc. Project, Refunding and Improvement, 5.00%, 5/01/31	$2,000,000	$2,208,580
College, Bellarmine University Project, Refunding and Improvement, Series A, 5.00%, 5/01/36	2,715,000	2,935,730
Morehead State University General Receipts Revenue, Refunding, Series A, 5.00%, 10/01/28.	1,910,000	2,149,629
Murray Hospital Facilities Revenue, Murray-Calloway County Public Hospital Corp. Project, 6.375%,
8/01/40	2,500,000	2,624,075
Owen County Waterworks System Revenue,
American Water Co. Project, Series A, 6.25%, 6/01/39	2,000,000	2,084,060
American Water Co. Project, Series A, 5.375%, 6/01/40	2,000,000	2,118,240
American Water Co. Project, Series B, 5.625%, 9/01/39	2,000,000	2,087,140
Owensboro Electric Light and Power System Revenue, Refunding, 4.00%, 1/01/27	1,250,000	1,355,688
Owensboro GO, Public Project, 5.00%, 4/01/41	2,440,000	2,592,939
Paducah Electric Plant Board Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 10/01/34	5,700,000	6,351,795
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 10/01/35	6,500,000	6,689,735
Pikeville Hospital Revenue, Pikeville Medical Center, Improvement and Refunding, 6.50%, 3/01/41.	2,875,000	3,123,544
Princeton Electric Plant Board Revenue, Series A, Assured Guaranty, 5.00%, 11/01/37.	1,500,000	1,557,900
Pulaski County Public Properties Corp. First Mortgage Revenue, AOC Judicial Facility, Pre-Refunded,
6.00%, 12/01/28	1,000,000	1,021,110
Russell Revenue, Bon Secours Health System Inc., Refunding, 5.00%, 11/01/26	4,000,000	4,430,720
[a] Scott County School District Finance Corp. Revenue, School Building, 4.00%, 6/01/38	1,615,000	1,685,753
Trimble County Environmental Facilities Revenue, Kentucky Utilities Co. Project, Series A, AMBAC
Insured, 6.00%, 3/01/37	5,000,000	5,014,850
University of Louisville Revenue,
General Receipts, Series A, 5.00%, 9/01/28	2,220,000	2,409,743
General Receipts, Series D, 5.00%, 3/01/30	4,140,000	4,746,965
Warren County Hospital Facility Revenue, Bowling Green, Warren County, Series A, 5.00%, 10/01/33	1,000,000	1,092,400
Western Kentucky University Revenue, General Receipts, Series A, 5.00%, 5/01/32	1,625,000	1,765,221
Total Municipal Bonds before Short Term Investments (Cost $152,025,556)		156,313,434

Short Term Investments (Cost $2,200,000) 1.4%

Municipal Bonds 1.4%
Kentucky 1.4%
[b] Louisville/Jefferson County Metro Government Health System Revenue, Norton Healthcare Inc., Series B,
LOC PNC Bank, Daily VRDN and Put, 0.90%, 10/01/39	2,200,000	2,200,000
Total Investments (Cost $154,225,556) 100.8%		158,513,434
Other Assets, less Liabilities (0.8)%		(1,246,828)
Net Assets 100.0%		$157,266,606

See Abbreviations on page 136.

aSecurity purchased on a delayed delivery basis.
bVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|73

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2018 (unaudited)

Franklin Louisiana Tax-Free Income Fund

	Principal
	Amount	Value

Municipal Bonds 99.8%
Louisiana 99.1%
Alexandria Sales and Use Tax Revenue,
Pre-Refunded, 5.00%, 8/01/27	$1,790,000	$1,835,681
Pre-Refunded, 5.00%, 8/01/28	1,875,000	1,922,850
Alexandria Utilities Revenue, Series A, 5.00%, 5/01/38	10,000,000	11,011,800
Baton Rouge Public Improvement Sales Tax Revenue,
Refunding, Series A-1, 5.00%, 8/01/30	1,000,000	1,157,850
Refunding, Series A-1, 5.00%, 8/01/31	1,480,000	1,713,618
Bossier City Public Improvement Sales Tax Revenue, Series ST, 5.00%, 12/01/36	1,405,000	1,589,519
Bossier City Utilities Revenue,
BHAC Insured, Pre-Refunded, 5.50%, 10/01/33	5,000,000	5,063,950
Refunding, 5.00%, 10/01/37	5,280,000	5,978,280
Calcasieu Parish Public Trust Authority Student Lease Revenue, McNeese State University Student
Housing, Cowboy Facilities Inc. Project, Refunding, AGMC Insured, 5.00%, 5/01/29	2,050,000	2,224,517
Calcasieu Parish School District No. 23 GO, Public School, Refunding, Series A, 5.00%, 2/15/29	1,380,000	1,500,557
Calcasieu Parish School District No. 31 GO,
Public School Improvement, BAM Insured, 5.00%, 3/01/36	1,000,000	1,148,680
Public School Improvement, BAM Insured, 5.00%, 3/01/38	1,000,000	1,147,780
East Baton Rouge Mortgage Finance Authority SFMR,
MBS Program, Refunding, Series A-3, GNMA Secured, 5.00%, 10/01/28	305,000	310,447
MBS Program, Series A-2, GNMA Secured, 5.10%, 10/01/40	175,000	176,894
East Baton Rouge Parish Sales Tax Revenue,
Road and Street Improvement, Assured Guaranty, Pre-Refunded, 5.25%, 8/01/28	1,000,000	1,040,050
Road and Street Improvement, Assured Guaranty, Pre-Refunded, 5.50%, 8/01/30	1,700,000	1,772,947
East Baton Rouge Sewerage Commission Revenue,
Refunding, Series B, 5.00%, 2/01/39	5,000,000	5,612,100
Series A, Pre-Refunded, 5.25%, 2/01/34	2,500,000	2,559,625
Series A, Pre-Refunded, 5.25%, 2/01/39	6,500,000	6,655,025
Greater New Orleans Expressway Commission Toll Revenue, sub. lien, AGMC Insured, 5.00%, 11/01/47	4,000,000	4,454,680
Jefferson Parish Hospital District No. 1 Hospital Revenue, Parish of Jefferson, West Jefferson Medical
Center, Series A, Pre-Refunded, 6.00%, 1/01/39	3,105,000	3,407,769
Jefferson Sales Tax District Special Sales Tax Revenue, Parish of Jefferson, Series B, AGMC Insured,
5.00%, 12/01/42	2,250,000	2,601,202
Kenner Consolidated Sewerage District Revenue, AGMC Insured, 5.00%, 11/01/36	4,000,000	4,315,160
Kenner Sales Tax Revenue, Refunding, Series A, 5.00%, 6/01/33	8,605,000	9,523,412
Lafayette Communications System Revenue,
Refunding, AGMC Insured, 5.00%, 11/01/28	1,345,000	1,536,864
Refunding, AGMC Insured, 5.00%, 11/01/31	2,400,000	2,708,184
Lafayette Parish School Board Sales Tax Revenue, 5.00%, 4/01/48	6,000,000	6,869,040
Lafayette Public Improvement Sales Tax Revenue, Pre-Refunded, 5.00%, 3/01/36	1,865,000	2,019,198
Lafayette Public Trust Financing Authority Revenue,
Ragin’ Cajun Facilities Inc. Housing and Parking Project, AGMC Insured, Pre-Refunded, 5.25%,
10/01/30	4,000,000	4,304,200
Ragin’ Cajun Facilities Inc. Project, Assured Guaranty, Pre-Refunded, 5.75%, 10/01/29	750,000	788,903
Ragin’ Cajun Facilities Inc. Project, Assured Guaranty, Pre-Refunded, 6.00%, 10/01/34	1,750,000	1,846,460
Ragin’ Cajun Facilities Inc. Project, Assured Guaranty, Pre-Refunded, 6.00%, 10/01/38	1,335,000	1,408,585
Lafayette Utilities Revenue, Pre-Refunded, 5.00%, 11/01/33	5,000,000	5,357,000
Louisiana HFA,
SFMR, Home Ownership Program, Series A, GNMA Secured, 5.50%, 6/01/40	1,450,000	1,464,167
SFMR, Home Ownership Program, Series B, GNMA Secured, 6.125%, 12/01/33	285,000	288,571
Louisiana Local Government Environmental Facilities and CDA Airport Revenue, Monroe Regional Airport
Terminal Project, Assured Guaranty, Pre-Refunded, 5.50%, 2/01/39	2,000,000	2,119,300

Quarterly Statement of Investments | See Notes to Statements of Investments. | 74

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Louisiana Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Louisiana (continued)
Louisiana Local Government Environmental Facilities and CDA Revenue,
Delta Campus Facilities Corp. Project, Assured Guaranty, Pre-Refunded, 5.50%, 10/01/27.	$5,000,000	$5,063,150
Denham Springs Sewer District No. 1 Project, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/39	3,750,000	3,925,837
East Ascension Consolidated Gravity Drainage District No. 1 Project, Refunding, BAM Insured, 5.00%,
12/01/40	2,925,000	3,289,835
East Baton Rouge Sewerage Commission Projects, sub. lien, Series A, 5.00%, 2/01/34	2,550,000	2,827,491
East Baton Rouge Sewerage Commission Projects, sub. lien, Series A, 5.00%, 2/01/43	3,000,000	3,275,280
Jefferson Parish Projects, Series A, Pre-Refunded, 5.375%, 4/01/31	2,000,000	2,061,240
LCTCS Act 360 Project, 5.00%, 10/01/32	3,000,000	3,394,890
LCTCS Act 360 Project, 5.00%, 10/01/33	5,000,000	5,642,650
Louisiana Tech University Student Housing, Innovative Student Facilities Inc. Project, Series A, AGMC
Insured, 4.00%, 10/01/33	800,000	842,832
Louisiana Tech University Student Housing, Innovative Student Facilities Inc. Project, Series A, AGMC
Insured, 4.00%, 10/01/34	620,000	651,806
McNeese State University Student Parking, Cowboy Facilities Inc. Project, AGMC Insured, 5.00%,
3/01/36	1,800,000	1,956,366
[a] Ragin’ Cajun Facilities Inc., Student Housing and Parking Project, AGMC Insured, 5.00%, 10/01/48	3,500,000	3,923,325
Ragin’ Cajun Facilities Inc., Student Housing and Parking Project, Refunding, AGMC Insured, 5.00%,
10/01/39	2,680,000	3,047,642
Shreveport Airport Cargo Project, Series C, Assured Guaranty, Pre-Refunded, 6.75%, 1/01/24	2,620,000	2,692,731
Shreveport Airport Cargo Project, Series C, Assured Guaranty, Pre-Refunded, 7.00%, 1/01/33	2,500,000	2,572,950
Woman’s Hospital Foundation Project, Refunding, Series A, 5.00%, 10/01/44	9,765,000	10,921,371
Louisiana Public Facilities Authority Hospital Revenue,
Franciscan Missionaries of Our Lady Health System Project, Refunding, Series A, 5.00%, 7/01/35	4,965,000	5,530,017
Franciscan Missionaries of Our Lady Health System Project, Series A, 5.00%, 7/01/47	5,000,000	5,533,600
Franciscan Missionaries of Our Lady Health System Project, Series A, Pre-Refunded, 5.00%, 7/01/35 .	35,000	41,013
Franciscan Missionaries of Our Lady Health System Project, Series A, Pre-Refunded, 6.75%, 7/01/39 .	3,500,000	3,682,420
Lafayette General Medical Center Project, Refunding, 5.50%, 11/01/40	5,000,000	5,273,850
Louisiana Public Facilities Authority Revenue,
Archdiocese of New Orleans Project, Refunding, 5.00%, 7/01/37	3,750,000	4,221,262
CHRISTUS Health, Refunding, Series B, Assured Guaranty, 6.50%, 7/01/30.	5,000,000	5,131,700
Loyola University Project, 5.00%, 10/01/41	5,000,000	5,172,850
Loyola University Project, Pre-Refunded, 5.00%, 10/01/39	5,000,000	5,286,800
Ochsner Clinic Foundation Project, Pre-Refunded, 5.00%, 5/15/34	30,000	35,541
Ochsner Clinic Foundation Project, Pre-Refunded, 6.75%, 5/15/41	5,000,000	5,654,900
Ochsner Clinic Foundation Project, Pre-Refunded, 5.00%, 5/15/47	20,000	23,694
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/46	10,000,000	11,111,100
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/47	1,730,000	1,916,235
Ochsner Clinic Foundation Project, Series B, ETM, 5.75%, 5/15/23	2,500,000	2,930,475
Tulane University of Louisiana Project, Refunding, Series A, 5.00%, 12/15/41.	3,000,000	3,374,100
Tulane University of Louisiana Project, Refunding, Series A, 4.00%, 12/15/50.	2,000,000	2,060,780
Tulane University of Louisiana Project, Series B, 5.00%, 10/01/37	5,540,000	6,065,358
Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series C-2, Assured Guaranty,
Pre-Refunded, 6.75%, 6/01/26	5,000,000	5,000,000
Louisiana State Gasoline and Fuels Tax Revenue,
first lien, Refunding, Series A, 5.00%, 5/01/41	3,000,000	3,383,760
second lien, Refunding, Series C, 5.00%, 5/01/40	5,000,000	5,752,350
second lien, Refunding, Series C, 5.00%, 5/01/45	10,000,000	11,443,400
second lien, Refunding, Series C-1, 5.00%, 5/01/43	5,000,000	5,484,250

|75

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Louisiana Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Louisiana (continued)
Louisiana State GO,
Refunding, Series A, 5.00%, 9/01/36	$5,000,000	$5,678,250
Refunding, Series B, 5.00%, 8/01/28	5,000,000	5,816,950
Refunding, Series C, 5.00%, 8/01/27	7,200,000	8,216,856
Louisiana State Highway Improvement Revenue,
Series A, 5.00%, 6/15/30	2,860,000	3,181,693
Series A, 5.00%, 6/15/32	9,850,000	11,073,764
Louisiana State Public Facilities Authority Lease Revenue,
Provident Group, Flagship Properties LLC, Louisiana State University Greenhouse District Project,
5.00%, 7/01/52	2,000,000	2,190,740
Provident Group, Flagship Properties LLC, Louisiana State University Nicholson Gateway Project,
Series A, 5.00%, 7/01/46	6,500,000	7,108,725
Louisiana State Transportation Authority Revenue, Refunding, Series A, 5.00%, 8/15/38	4,500,000	5,026,320
Louisiana State Unclaimed Property Special Revenue,
I-49 North Project, 5.00%, 9/01/26	3,000,000	3,375,630
I-49 North Project, 5.00%, 9/01/33	5,860,000	6,505,303
Louisiana State University and Agricultural and Mechanical College Revenue,
Board of Supervisors, Auxiliary, 5.00%, 7/01/37	4,000,000	4,397,640
Board of Supervisors, Auxiliary, Refunding, 5.00%, 7/01/29	1,000,000	1,128,050
Board of Supervisors, Auxiliary, Refunding, 5.00%, 7/01/30	1,040,000	1,170,697
Board of Supervisors, Auxiliary, Refunding, 5.00%, 7/01/34	1,000,000	1,117,950
Board of Supervisors, Auxiliary, Refunding, Series A, 5.00%, 7/01/40	4,500,000	5,041,665
Board of Supervisors, Auxiliary, Series A, Pre-Refunded, 5.00%, 7/01/40	5,000,000	5,313,850
New Orleans Aviation Board Revenue,
General Airport, North Terminal Project, Series A, 5.00%, 1/01/48.	10,000,000	11,340,300
Restructuring GARB, Series A-1, Assured Guaranty, Pre-Refunded, 6.00%, 1/01/23	2,000,000	2,050,480
New Orleans Sewage Service Revenue, Assured Guaranty, Pre-Refunded, 6.25%, 6/01/29	500,000	522,225
Port of New Orleans Board of Commissioners Port Facility Revenue, Series A, AGMC Insured, 5.00%,
4/01/48	2,750,000	3,129,555
Ruston Sales Tax Revenue, AGMC Insured, 5.00%, 6/01/35	1,085,000	1,221,753
Shreveport GO, Pre-Refunded, 5.00%, 8/01/29	4,790,000	5,233,746
Shreveport Limited Obligation Revenue, Independence Stadium Project, Refunding, BAM Insured, 5.00%,
3/01/27	1,500,000	1,746,105
Shreveport Water and Sewer Revenue, Series B, 5.00%, 12/01/41.	4,000,000	4,465,480
St. Tammany Parish Utilities Revenue,
Series B, 5.50%, 8/01/35	2,650,000	2,851,903
Series B, 5.00%, 8/01/44	3,290,000	3,485,196
Terrebonne Levee and Conservation District Public Improvement Sales Tax Revenue, 5.00%, 7/01/38	2,000,000	2,207,760
Terrebonne Parish Sales and Use Tax Revenue, Morganza Levee Improvement, Series ST, AGMC Insured,
Pre-Refunded, 5.00%, 4/01/32	2,265,000	2,454,580
		386,686,882
U.S. Territories 0.7%
Puerto Rico 0.7%
[b] Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/33.	6,450,000	2,563,875
Total Municipal Bonds before Short Term Investments (Cost $379,427,359)		389,250,757

|76

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Louisiana Tax-Free Income Fund (continued)

	Principal
	Amount	Value
Short Term Investments (Cost $1,100,000) 0.3%

Municipal Bonds 0.3%
Louisiana 0.3%
[c] East Baton Rouge Parish PCR, Exxon Project, Refunding, Daily VRDN and Put, 0.92%, 11/01/19	$1,100,000	$1,100,000
Total Investments (Cost $380,527,359) 100.1%		390,350,757
Other Assets, less Liabilities (0.1)%.		(239,879)
Net Assets 100.0%.		$390,110,878

See Abbreviations on page 136.

Security purchased on a delayed delivery basis.
Defaulted security or security for which income has been deemed uncollectible.
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|77

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2018 (unaudited)
Franklin Maryland Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 97.3%
Maryland 94.5%
Annapolis GO, Public Improvements, Pre-Refunded, 5.00%, 8/01/31	$1,250,000	$1,367,813
Anne Arundel County GO,
Consolidated General Improvements, Refunding, 5.00%, 4/01/33	3,140,000	3,514,319
Consolidated Water and Sewer, 5.00%, 4/01/41	12,620,000	13,564,355
[a] Anne Arundel County MFHR, Glenview Gardens Apartments Project, Mandatory Put, 5.00%, 1/01/27	1,940,000	2,041,481
Baltimore County GO,
Metropolitan District, 78th Issue, Refunding, 5.00%, 2/01/39	2,900,000	3,334,768
Metropolitan District, 78th Issue, Refunding, 5.00%, 2/01/41	2,900,000	3,330,447
Baltimore Revenue,
Mayor and City Council of Baltimore, Wastewater Projects, Series A, 5.00%, 7/01/41	14,435,000	15,598,894
Mayor and City Council of Baltimore, Wastewater Projects, Series C, Pre-Refunded, 5.125%, 7/01/34	1,835,000	1,902,051
Mayor and City Council of Baltimore, Wastewater Projects, Series C, Pre-Refunded, 5.625%, 7/01/39	2,965,000	3,089,056
Mayor and City Council of Baltimore, Wastewater Projects, Subordinate, Series A, 5.00%, 7/01/46	10,000,000	11,372,400
Mayor and City Council of Baltimore, Water Projects, Refunding, Series B, 5.00%, 7/01/38	5,000,000	5,585,900
Mayor and City Council of Baltimore, Water Projects, Series A, 5.00%, 7/01/38.	8,930,000	9,976,417
Mayor and City Council of Baltimore, Water Projects, Series A, 5.00%, 7/01/41.	7,845,000	8,443,573
Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, Pre-Refunded, 5.375%,
7/01/34	750,000	778,980
Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, Pre-Refunded, 5.75%,
7/01/39	1,250,000	1,303,275
Frederick County GO, Public Improvements, Series A, Pre-Refunded, 5.00%, 3/01/34	8,580,000	8,793,985
Howard County Housing Commission Revenue,
Gateway Village Apartments, 4.00%, 6/01/46	2,000,000	2,053,720
The Verona at Oakland Mills Project, 5.00%, 10/01/28	10,000,000	11,008,100
Woodfield Oxford Square Apartments, 5.00%, 12/01/46	5,000,000	5,614,150
Maryland Environmental Service Revenue, Mid-Shore II Regional Landfill Project, Refunding, 5.00%,
11/01/30	3,935,000	4,211,158
Maryland Stadium Authority Revenue, Baltimore City Public Schools, Construction and Revitalization
Program, 5.00%, 5/01/46.	10,085,000	11,396,857
Maryland State Community Development Administration Department of Housing and CDR, Residential,
Series B, 4.75%, 9/01/39	5,335,000	5,357,834
Maryland State Community Development Administration Local Government Infrastructure Revenue,
Senior Obligations, Series A-1, 4.00%, 6/01/47	2,300,000	2,371,461
Subordinate Obligations, Series A-2, 5.00%, 6/01/34	3,500,000	3,880,485
Maryland State EDC, PCR, Potomac Electric Project, Refunding, 6.20%, 9/01/22	10,000,000	10,318,600
Maryland State EDC Student Housing Revenue,
Salisbury University Project, Refunding, 5.00%, 6/01/34	2,040,000	2,145,611
Senior, Frostburg State University Project, Refunding, 5.00%, 10/01/33	5,000,000	5,404,150
Senior, Morgan State University Project, Refunding, 5.00%, 7/01/27	4,750,000	5,103,210
Senior, Morgan State University Project, Refunding, 5.00%, 7/01/34	2,150,000	2,256,468
Senior, Towson University Project, 5.00%, 7/01/27	1,145,000	1,251,966
University of Maryland, College Park Projects, Refunding, AGMC Insured, 5.00%, 6/01/35.	4,225,000	4,802,177
University of Maryland, College Park Projects, Refunding, AGMC Insured, 5.00%, 6/01/43.	3,305,000	3,753,984
University Village at Sheppard Pratt, 5.00%, 7/01/27	1,500,000	1,592,925
University Village at Sheppard Pratt, 5.00%, 7/01/33	2,495,000	2,633,971
Maryland State GO, State and Local Facilities Loan of 2017, First Series A, 5.00%, 3/15/31	5,000,000	5,958,050
Maryland State Health and Higher Educational Facilities Authority Revenue,
Adventist HealthCare Issue, Series A, 5.50%, 1/01/46	8,000,000	9,012,000
Anne Arundel Health System Issue, Refunding, 5.00%, 7/01/39	10,000,000	11,114,700
Anne Arundel Health System Issue, Series A, Pre-Refunded, 6.75%, 7/01/29	2,000,000	2,104,240
Anne Arundel Health System Issue, Series A, Pre-Refunded, 6.75%, 7/01/39	2,000,000	2,104,240

Quarterly Statement of Investments | See Notes to Statements of Investments. | 78

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Maryland Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Maryland (continued)
Maryland State Health and Higher Educational Facilities Authority Revenue, (continued)
Charlestown Community Issue, Refunding, Series A, 5.00%, 1/01/45.	$4,170,000	$4,653,178
Goucher College Issue, Refunding, Series A, 5.00%, 7/01/34	1,500,000	1,629,240
Goucher College Issue, Refunding, Series A, 5.00%, 7/01/44	5,000,000	5,595,200
Helix Health Issue, AMBAC Insured, ETM, 5.00%, 7/01/27	11,000,000	12,548,360
Johns Hopkins Medical Institutions Utilities Program Issue, Refunding, Series A, 5.00%, 5/15/37	10,000,000	11,461,600
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/37	5,000,000	5,536,550
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/41	15,000,000	16,597,350
The Johns Hopkins University Issue, Series B, 5.00%, 7/01/38	5,000,000	5,587,150
LifeBridge Health Issue, Refunding, 5.00%, 7/01/44	3,000,000	3,392,040
LifeBridge Health Issue, Refunding, 5.00%, 7/01/47	3,000,000	3,358,860
Loyola University Maryland, Refunding, 5.00%, 10/01/45	2,250,000	2,519,798
Loyola University Maryland, Refunding, Series A, 5.00%, 10/01/39	5,275,000	5,748,906
Maryland Institute College of Art Issue, Refunding, 5.00%, 6/01/29	1,000,000	1,092,420
Maryland Institute College of Art Issue, Refunding, 4.00%, 6/01/42	5,325,000	5,383,149
Medstar Health Issue, Series A, 5.00%, 8/15/38	5,000,000	5,520,750
Medstar Health Issue, Series A, 5.00%, 5/15/45	5,000,000	5,608,500
Meritus Medical Center Issue, Refunding, 5.00%, 7/01/45.	8,535,000	9,175,893
Parking, The Johns Hopkins Medical Institutions Parking Facilities Issue, AMBAC Insured, 5.00%,
7/01/27	655,000	656,795
Parking, The Johns Hopkins Medical Institutions Parking Facilities Issue, AMBAC Insured, 5.00%,
7/01/34	5,000,000	5,013,550
Parking, The Johns Hopkins Medical Institutions Parking Facilities Issue, Refunding, Series B, AMBAC
Insured, 5.00%, 7/01/38	6,200,000	6,204,960
Peninsula Regional Medical Center Issue, Refunding, 5.00%, 7/01/45	6,330,000	6,863,429
Trinity Health Credit Group, 5.00%, 12/01/46	1,680,000	1,923,130
University of Maryland Medical System Issue, AMBAC Insured, Pre-Refunded, 5.25%, 7/01/28	8,000,000	8,022,880
University of Maryland Medical System Issue, Refunding, 5.00%, 7/01/35	2,100,000	2,357,355
University of Maryland Medical System Issue, Refunding, Series B, 5.00%, 7/01/39	10,000,000	11,265,100
University of Maryland Medical System Issue, Series D, 4.00%, 7/01/48	5,000,000	5,075,500
Montgomery County GO,
Consolidated Public Improvement, Refunding, Series A, 4.00%, 11/01/20.	8,000,000	8,243,600
Consolidated Public Improvement, Refunding, Series A, 4.00%, 12/01/33.	7,000,000	7,439,880
Montgomery County Revenue,
Department of Liquor Control, Refunding, Series A, 5.00%, 4/01/27	1,625,000	1,757,275
Department of Liquor Control, Refunding, Series A, 5.00%, 4/01/28	2,230,000	2,410,875
Department of Liquor Control, Refunding, Series A, 5.00%, 4/01/31	2,470,000	2,665,402
Department of Liquor Control, Series A, 5.00%, 4/01/30.	1,935,000	2,089,181
Montgomery County Water Quality Protection Charge Revenue,
Series A, 5.00%, 4/01/30	1,855,000	1,957,285
Series A, 5.00%, 4/01/31	1,240,000	1,307,915
Prince George’s County COP, Public Safety Communications Center, 5.00%, 10/01/30.	2,060,000	2,196,743
Prince George’s County IDA Lease Revenue, Upper Marlboro Justice, Series B, NATL Insured, 4.75%,
6/30/30	4,000,000	4,006,600
Washington Suburban Sanitary District GO,
Consolidated Public Improvement, Second Series, 5.00%, 6/01/37	10,000,000	11,573,300
Consolidated Public Improvement, Second Series, 4.00%, 6/01/43	8,070,000	8,487,138
		416,374,608

|79

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Maryland Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
District of Columbia 1.9%
Washington Metropolitan Area Transit Authority Gross Revenue,
Transit, Series A, Pre-Refunded, 5.125%, 7/01/32	$2,500,000	$2,591,350
Transit, Series B, 5.00%, 7/01/42	5,000,000	5,793,500
		8,384,850
U.S. Territories 0.9%
Puerto Rico 0.9%
[b] Puerto Rico Electric Power Authority Power Revenue,
Series WW, 5.50%, 7/01/38.	5,000,000	1,987,500
Series XX, 5.25%, 7/01/40	5,000,000	1,987,500
		3,975,000
Total Municipal Bonds before Short Term Investments (Cost $418,848,376)		428,734,458

Short Term Investments (Cost $700,000) 0.2%

Municipal Bonds 0.2%
Maryland 0.2%
[c] Maryland State Health and Higher Educational Facilities Authority Revenue, University of Maryland Medical
System Issue, Refunding, Series D, LOC Toronto Dominion Bank, Daily VRDN and Put, 0.85%, 7/01/41	700,000	700,000
Total Investments (Cost $419,548,376) 97.5%		429,434,458
Other Assets, less Liabilities 2.5%		11,043,116
Net Assets 100.0%.		$440,477,574

See Abbreviations on page 136.

aThe maturity date shown represents the mandatory put date.
bDefaulted security or security for which income has been deemed uncollectible.
cVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|80

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2018 (unaudited)
Franklin Massachusetts Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 98.4%
Massachusetts 98.4%
Boston GO, Refunding, Series B, 5.00%, 4/01/26	$6,160,000	$7,238,801
Boston Water and Sewer Commission Revenue, General, Refunding, Senior Series A, 4.00%, 11/01/28	4,400,000	4,813,028
Braintree GO, Refunding, 5.00%, 5/15/27	2,000,000	2,377,440
City of Quincy GO, Muni Purpose Loan, Refunding, 4.00%, 6/01/32	2,565,000	2,729,314
Dudley-Charlton Regional School District GO, Series B, NATL Insured, 5.25%, 5/01/19	3,140,000	3,238,282
Massachusetts Bay Transportation Authority Sales Tax Revenue,
Refunding, Senior Series A, 5.25%, 7/01/30	4,000,000	5,054,440
Refunding, Series B, 5.00%, 7/01/33	2,500,000	2,883,675
Series A, 5.00%, 7/01/40	5,000,000	5,711,800
Subordinate, Series A, Subseries A-2, 5.00%, 7/01/45	2,000,000	2,305,380
Subordinate, Series A, Subseries A-2, 5.00%, 7/01/46	5,000,000	5,759,150
Massachusetts Commonwealth GO, Refunding, Series A, AMBAC Insured, 5.50%, 8/01/30	2,500,000	3,196,875
Massachusetts Development Finance Agency Revenue,
Boston College Issue, Refunding, Series T, 5.00%, 7/01/42.	3,750,000	4,351,575
Boston University Issue, Series BB1, 4.00%, 10/01/46	5,000,000	5,182,650
Brandeis University Issue, Series N, 5.00%, 10/01/39.	5,000,000	5,050,800
The Broad Institute Issue, Refunding, 4.00%, 4/01/41	5,000,000	5,193,200
The Broad Institute Issue, Series A, Pre-Refunded, 5.375%, 4/01/41	15,000,000	16,409,400
Dana-Farber Cancer Institute Issue, Series N, 5.00%, 12/01/46.	6,890,000	7,789,421
Harvard University Issue, Refunding, Series A, 5.00%, 7/15/33	5,000,000	5,896,650
Lahey Clinic Obligated Group Issue, Refunding, Series F, 5.00%, 8/15/32.	2,975,000	3,365,677
Lahey Health System Obligated Group Issue, Refunding, Series F, 5.00%, 8/15/34	5,000,000	5,605,000
Northeastern University Issue, Series A, 5.00%, 3/01/44	5,000,000	5,520,850
Partners HealthCare System Issue, Refunding, Series O-2, 5.00%, 7/01/30	5,000,000	5,767,350
Partners HealthCare System Issue, Refunding, Series Q, 5.00%, 7/01/34.	5,000,000	5,743,200
Partners HealthCare System Issue, Refunding, Series S, 4.00%, 7/01/41	7,500,000	7,734,825
Partners HealthCare System Issue, Series L, Pre-Refunded, 5.00%, 7/01/41	5,000,000	5,460,750
Sterling and Francine Clark Art Institute Issue, Pre-Refunded, 5.00%, 7/01/41	12,900,000	14,088,735
Williams College Issue, Refunding, Series S, 4.00%, 7/01/46	9,550,000	9,956,066
Worcester Polytech Institute Issue, Refunding, 5.00%, 9/01/42	1,090,000	1,248,660
Worcester Polytechnic Institute Issue, 4.00%, 9/01/49	4,825,000	4,913,394
Massachusetts State College Building Authority Project Revenue,
Refunding, Series B, XLCA Insured, 5.50%, 5/01/39	5,000,000	6,634,250
Refunding, Series D, 4.00%, 5/01/38	4,350,000	4,590,381
Series B, Pre-Refunded, 5.00%, 5/01/40.	4,625,000	4,902,222
Massachusetts State Department of Transportation Metropolitan Highway System Revenue,
Commonwealth Contract Assistance Secured, Subordinated, Series B, 5.00%, 1/01/35	16,165,000	16,864,136
Massachusetts State Development Finance Agency Revenue,
Wellesley College Issue, Refunding, Series L, 4.00%, 7/01/44	6,160,000	6,483,708
Woods Hole Oceanographic Institution Issue, Refunding, 5.00%, 6/01/35	1,200,000	1,407,000
Woods Hole Oceanographic Institution Issue, Refunding, 5.00%, 6/01/36	1,000,000	1,168,740
Massachusetts State Educational Financing Authority Education Loan Revenue,
Issue I, 6.00%, 1/01/28.	4,540,000	4,729,046
Issue I, Refunding, Series A, 5.50%, 1/01/22.	3,000,000	3,137,610
Massachusetts State GO,
Consolidated Loan of 2014, Series F, 4.00%, 11/01/29.	6,000,000	6,329,700
Consolidated Loan of 2017, Series A, 5.25%, 4/01/42	5,000,000	5,908,900
Series A, 5.00%, 1/01/47	5,000,000	5,795,200

Quarterly Statement of Investments | See Notes to Statements of Investments. | 81

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Massachusetts Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Massachusetts (continued)
Massachusetts State Health and Educational Facilities Authority Revenue,
Boston College Issue, Series M-2, 5.50%, 6/01/35	$8,600,000	$11,168,820
Cable Housing and Health Services Issue, Series A, NATL Insured, 5.25%, 7/01/23	675,000	675,547
Cape Cod Healthcare Obligated Group Issue, Assured Guaranty, Pre-Refunded, 6.00%, 11/15/28	3,000,000	3,177,840
Cape Cod Healthcare Obligated Group Issue, Assured Guaranty, Pre-Refunded, 5.125%, 11/15/35	3,150,000	3,297,546
Children’s Hospital Issue, Series M, 5.25%, 12/01/39	7,000,000	7,348,530
Lesley University Issue, Series A, Assured Guaranty, Pre-Refunded, 5.25%, 7/01/39	9,350,000	9,703,991
Partners HealthCare System Issue, Series J-1, Pre-Refunded, 5.00%, 7/01/39	4,345,000	4,497,987
Southcoast Health System Obligated Group Issue, Series D, 5.00%, 7/01/39	5,500,000	5,662,030
Sterling and Francine Clark Art Institute Issue, Series B, Pre-Refunded, 5.00%, 7/01/40	5,000,000	5,324,350
Massachusetts State HFA, MFHR, Section 8 Assisted, Series A, ETM, 7.00%, 4/01/21	430,000	469,620
Massachusetts State HFAR,
Housing, Refunding, Series A, 3.25%, 12/01/27.	4,000,000	4,053,480
Housing, Refunding, Series A, 3.50%, 12/01/31.	5,805,000	5,891,901
Housing, Series C, 5.125%, 12/01/39	1,700,000	1,727,183
Housing, Series C, 5.35%, 12/01/49.	4,500,000	4,572,495
Housing, Series D, 5.05%, 6/01/40.	3,360,000	3,413,592
Housing, Series F, 3.15%, 12/01/32	105,000	104,034
Housing, Series F, 3.45%, 12/01/37	45,000	44,936
SF Housing, Series 159, FNMA Insured, 4.05%, 12/01/32	1,810,000	1,838,942
SF Housing, Series 162, GNMA Secured, 3.15%, 12/01/32	10,905,000	10,792,242
Massachusetts State Port Authority Revenue, Refunding, Series A, 5.00%, 7/01/34	2,260,000	2,627,702
Massachusetts State School Building Authority Dedicated Sales Tax Revenue,
Senior, Refunding, Series C, 5.00%, 11/15/34	5,000,000	5,842,800
Senior, Series B, 5.00%, 10/15/41	10,000,000	10,784,700
Massachusetts State Special Obligation Dedicated Tax Revenue,
Refunding, NATL Insured, 5.50%, 1/01/25	10,900,000	12,965,659
Refunding, NATL Insured, 5.50%, 1/01/34	16,900,000	21,830,913
Massachusetts State Transportation Fund Revenue,
Accelerated Bridge Program, Series A, Pre-Refunded, 4.00%, 6/01/31	5,555,000	5,894,355
Rail Enhancement and Accelerated Bridge Programs, Series A, 5.00%, 6/01/41	2,200,000	2,532,530
Rail Enhancement and Accelerated Bridge Programs, Series A, 5.00%, 6/01/42	5,000,000	5,812,950
Rail Enhancement and Accelerated Bridge Programs, Series B, 4.00%, 6/01/45	7,175,000	7,458,771
Massachusetts State Water Pollution Abatement Trust Revenue,
Pooled Loan Program, Series 6, 5.50%, 8/01/30	195,000	195,601
Pooled Loan Program, Series 7, 5.125%, 2/01/31	260,000	260,728
Water Pollution Abatement, MWRA Program, Subordinate, Refunding, Series A, 5.75%, 8/01/29	250,000	250,815
Massachusetts Water Resources Authority Revenue,
General, Green Bonds, Refunding, Series C, 5.00%, 8/01/40	6,875,000	7,933,131
General, Green Bonds, Series B, 5.00%, 8/01/40.	1,140,000	1,332,295
General, Green Bonds, Series B, 5.00%, 8/01/42.	3,145,000	3,669,995
General, Refunding, Series B, AGMC Insured, 5.25%, 8/01/28	5,490,000	6,836,807
Metropolitan Boston Transit Parking Corp. Systemwide Parking Revenue,
senior lien, 5.00%, 7/01/41	7,500,000	8,030,775
senior lien, Refunding, 5.25%, 7/01/36	5,585,000	6,062,685
Plymouth GO, Municipal Purpose Loan, Refunding, 4.00%, 5/01/47	5,000,000	5,189,800
Springfield Water and Sewer Commission Revenue, General, Series C, 5.00%, 4/15/37	1,260,000	1,478,371
University of Massachusetts Building Authority Project Revenue,
Refunding, Senior Series 1, 5.00%, 11/01/44	4,000,000	4,527,920
Senior Series 1, 5.25%, 11/01/42.	5,000,000	5,984,050

|82

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Massachusetts Tax-Free Income Fund (continued)

	Principal
	Amount	Value
Municipal Bonds (continued)
Massachusetts (continued)
Worcester GO,
Municipal Purpose Loan, 3.25%, 11/01/25	$3,370,000	$3,443,163
Municipal Purpose Loan, 3.50%, 11/01/26	3,000,000	3,070,710
Total Municipal Bonds before Short Term Investments (Cost $432,931,880)		450,319,573

Short Term Investments (Cost $2,100,000) 0.5%

Municipal Bonds 0.5%
Massachusetts 0.5%
[a] Massachusetts State Health and Educational Facilities Authority Revenue, Harvard University Issue,
Refunding, Series R, Daily VRDN and Put, 0.70%, 11/01/49	2,100,000	2,100,000
Total Investments (Cost $435,031,880) 98.9%		452,419,573
Other Assets, less Liabilities 1.1%		5,094,622
Net Assets 100.0%.		$457,514,195

See Abbreviations on page 136.

aVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|83

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2018 (unaudited)

Franklin Michigan Tax-Free Income Fund

	Principal
	Amount	Value

Municipal Bonds 99.3%
Michigan 99.3%
Ann Arbor Public School District GO,
County of Washtenaw, Refunding, 5.00%, 5/01/26	$750,000	$867,758
County of Washtenaw, Refunding, 5.00%, 5/01/28	1,000,000	1,142,010
County of Washtenaw, Refunding, 5.00%, 5/01/29	1,235,000	1,404,553
Battle Creek Water and Wastewater System Revenue, Calhoun County, Series A, 5.00%, 6/01/36.	1,300,000	1,458,990
Bloomfield Charter Township GO,
County of Oakland, Refunding, 5.00%, 5/01/27	680,000	798,619
County of Oakland, Refunding, 5.00%, 5/01/29	470,000	546,869
County of Oakland, Refunding, 5.00%, 5/01/32	1,000,000	1,155,840
Byron Center Public Schools GO,
Kent County, School Building and Site, Series I, 5.00%, 5/01/34	1,000,000	1,151,930
Kent County, School Building and Site, Series I, 5.00%, 5/01/35	1,920,000	2,205,235
Kent County, School Building and Site, Series I, 5.00%, 5/01/36	650,000	744,387
Kent County, School Building and Site, Series I, 5.00%, 5/01/37	1,480,000	1,693,668
Kent County, School Building and Site, Series I, 5.00%, 5/01/38	1,330,000	1,520,908
Kent County, School Building and Site, Series I, 5.00%, 5/01/39	2,290,000	2,616,783
Kent County, School Building and Site, Series I, 5.00%, 5/01/43	2,250,000	2,571,075
Kent County, School Building and Site, Series I, 5.00%, 5/01/47	4,140,000	4,682,671
Caledonia Community Schools GO,
Counties of Kent, Allegan and Barry, Refunding, 5.00%, 5/01/25	1,000,000	1,158,380
Counties of Kent, Allegan and Barry, Refunding, 5.00%, 5/01/26	1,000,000	1,165,100
Central Michigan University Revenue,
Board of Trustees, General, Refunding, 5.00%, 10/01/30	1,910,000	2,188,879
Board of Trustees, General, Refunding, 5.00%, 10/01/31	1,055,000	1,205,728
Board of Trustees, General, Refunding, 5.00%, 10/01/34	1,600,000	1,815,584
Board of Trustees, General, Refunding, 5.00%, 10/01/39	2,000,000	2,266,980
Chippewa Valley Schools GO,
County of Macomb, Refunding, 5.00%, 5/01/28	6,075,000	6,829,090
County of Macomb, Refunding, 5.00%, 5/01/29	6,425,000	7,213,026
County of Macomb, Refunding, 5.00%, 5/01/30	6,420,000	7,197,911
County of Macomb, Refunding, 5.00%, 5/01/31	3,000,000	3,359,070
County of Macomb, Refunding, 5.00%, 5/01/32	6,590,000	7,362,546
Commerce Charter Township GO, Capital Improvement, Refunding, 5.00%, 12/01/38	3,250,000	3,662,295
Detroit City School District GO, School Building and Site Improvement, Series A, AGMC Insured, 6.00%,
5/01/29	10,000,000	11,939,000
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding, Series
A, AGMC Insured, 5.00%, 7/01/39	5,000,000	5,299,950
Detroit Water Supply System Revenue,
second lien, Series B, NATL Insured, 5.00%, 7/01/34	25,000	25,063
senior lien, Series A, AGMC Insured, 5.00%, 7/01/34	30,000	30,079
senior lien, Series B, BHAC Insured, Pre-Refunded, 5.25%, 7/01/35	17,500,000	17,548,650
DeWitt Public Schools GO,
School Building and Site, 5.00%, 5/01/30	500,000	582,755
School Building and Site, 5.00%, 5/01/33	815,000	938,823
School Building and Site, 5.00%, 5/01/34	1,000,000	1,145,210
School Building and Site, 5.00%, 5/01/35	1,000,000	1,141,030
School Building and Site, 5.00%, 5/01/36	1,000,000	1,136,870
East Lansing School District GO,
Counties of Ingham and Clinton, School Building and Site, Series I, 5.00%, 5/01/35	1,500,000	1,711,545
Counties of Ingham and Clinton, School Building and Site, Series I, 5.00%, 5/01/37	1,100,000	1,249,644
Counties of Ingham and Clinton, School Building and Site, Series I, 5.00%, 5/01/42	3,500,000	3,958,780

Quarterly Statement of Investments | See Notes to Statements of Investments. | 84

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Michigan Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Michigan (continued)
Farmington Public School District GO,
School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/27	$1,000,000	$1,146,080
School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/28	2,000,000	2,284,020
School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/32	4,035,000	4,553,820
School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/33	2,900,000	3,265,168
School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/34	3,000,000	3,369,780
School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/35	1,000,000	1,122,600
[a] School Building and Site, Refunding, BAM Insured, 4.50%, 5/01/38	7,225,000	7,939,480
Grand Rapids Building Authority Revenue, County of Kent, Series A, AMBAC Insured, 5.00%, 10/01/28	3,590,000	3,599,585
Grand Rapids Sanitary Sewer System Revenue,
[a] County of Kent, 5.00%, 1/01/43	1,000,000	1,158,690
[a] County of Kent, 5.00%, 1/01/48	1,500,000	1,732,665
County of Kent, Improvement and Refunding, 5.00%, 1/01/28	1,560,000	1,789,741
County of Kent, Improvement and Refunding, 5.00%, 1/01/29	1,000,000	1,145,570
County of Kent, Improvement and Refunding, 5.00%, 1/01/31	2,095,000	2,385,828
County of Kent, Improvement and Refunding, 5.00%, 1/01/32	1,175,000	1,334,166
County of Kent, Improvement and Refunding, 5.00%, 1/01/33	1,125,000	1,274,873
County of Kent, Improvement and Refunding, 5.00%, 1/01/34	1,000,000	1,131,550
County of Kent, Improvement and Refunding, 5.00%, 1/01/35	1,500,000	1,695,660
County of Kent, Improvement and Refunding, 5.00%, 1/01/39	880,000	991,364
County of Kent, Improvement and Refunding, 5.00%, 1/01/44	2,000,000	2,249,780
County of Kent, Refunding, 5.00%, 1/01/36	1,250,000	1,423,700
County of Kent, Refunding, 5.00%, 1/01/38	1,000,000	1,138,230
Grand Rapids Water Supply System Revenue,
Assured Guaranty, Pre-Refunded, 5.10%, 1/01/39	3,000,000	3,060,330
County of Kent, Improvement and Refunding, 5.00%, 1/01/46	2,525,000	2,833,934
Grand Traverse County Hospital Finance Authority Revenue,
Munson Healthcare Obligated Group, Series A, 5.00%, 7/01/44	2,000,000	2,167,400
Munson Healthcare Obligated Group, Series A, 5.00%, 7/01/47	2,500,000	2,706,400
Grand Valley State University Revenue,
General, Refunding, Series A, 5.00%, 12/01/32	4,295,000	4,878,476
General, Series A, AGMC Insured, Pre-Refunded, 5.00%, 12/01/28.	17,165,000	17,165,000
General, Series A, AGMC Insured, Pre-Refunded, 5.00%, 12/01/33.	8,570,000	8,570,000
Grandville Public School District GO,
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/29	750,000	837,488
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/30	1,000,000	1,114,020
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/31	1,150,000	1,277,351
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/32	1,165,000	1,291,729
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/34	1,315,000	1,449,485
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/35	1,225,000	1,348,701
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/37	2,915,000	3,201,807
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/40	6,215,000	6,814,437
Holly Area School District GO,
County of Oakland, Refunding, 5.00%, 5/01/30	1,045,000	1,180,902
County of Oakland, Refunding, 5.00%, 5/01/32	1,040,000	1,166,776
Hudsonville Public Schools GO,
Counties of Ottawa and Allegan, Refunding, 5.00%, 5/01/37.	1,550,000	1,771,185
Counties of Ottawa and Allegan, Refunding, 5.00%, 5/01/39.	2,500,000	2,846,350
Counties of Ottawa and Allegan, Refunding, 5.00%, 5/01/41.	2,500,000	2,840,100
Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Series C, Assured
Guaranty, Pre-Refunded, 5.00%, 6/01/26.	10,000,000	10,615,200

|85

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Michigan Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Michigan (continued)
Kalamazoo Hospital Finance Authority Hospital Facility Revenue,
Bronson Methodist Hospital, AGMC Insured, Pre-Refunded, 5.25%, 5/15/36.	$5,530,000	$5,878,058
Bronson Methodist Hospital, Refunding, AGMC Insured, 5.25%, 5/15/36	4,470,000	4,689,969
Kelloggsville Public School District GO,
School Building and Site, AGMC Insured, 5.00%, 5/01/33.	1,045,000	1,176,586
School Building and Site, AGMC Insured, 5.00%, 5/01/35.	1,150,000	1,290,990
School Building and Site, AGMC Insured, 5.00%, 5/01/38.	3,815,000	4,262,538
Kent County GO,
Capital Improvement, 5.00%, 6/01/32	1,305,000	1,521,500
Capital Improvement, 5.00%, 6/01/33	1,275,000	1,480,556
Kentwood Public Schools GO,
School Building and Site, 5.00%, 5/01/35	1,205,000	1,359,951
School Building and Site, 5.00%, 5/01/36	1,205,000	1,355,456
School Building and Site, 5.00%, 5/01/38	1,210,000	1,359,278
School Building and Site, 5.00%, 5/01/41	1,120,000	1,257,346
School Building and Site, 5.00%, 5/01/44	1,800,000	2,016,738
L’Anse Creuse Public Schools GO,
Refunding, 5.00%, 5/01/28	5,230,000	5,972,712
Refunding, 5.00%, 5/01/30	5,560,000	6,300,926
Refunding, 5.00%, 5/01/32	5,890,000	6,616,001
Refunding, 5.00%, 5/01/34	6,220,000	6,929,204
Refunding, 5.00%, 5/01/35	2,840,000	3,156,376
Lansing Board of Water and Light Utility System Revenue, Series A, 5.50%, 7/01/41	10,000,000	10,966,400
Lansing Community College GO,
College Building and Site, Pre-Refunded, 5.00%, 5/01/32	2,310,000	2,569,251
College Building and Site, Refunding, 5.00%, 5/01/30	1,000,000	1,177,210
College Building and Site, Refunding, 5.00%, 5/01/32	2,000,000	2,340,020
College Building and Site, Refunding, 5.00%, 5/01/32	690,000	760,870
Lansing School District GO,
Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/36	1,395,000	1,582,739
Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/37	1,490,000	1,686,054
Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/39	2,125,000	2,395,066
Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/40	2,200,000	2,477,970
Lenawee County Hospital Finance Authority Hospital Revenue, ProMedica Healthcare Obligated Group,
Series B, Pre-Refunded, 6.00%, 11/15/35	5,000,000	5,650,450
Livonia Public Schools School District GO,
County of Wayne, School Building and Site, Series I, AGMC Insured, 5.00%, 5/01/36	5,725,000	6,373,757
County of Wayne, School Building and Site, Series I, AGMC Insured, 5.00%, 5/01/38	6,000,000	6,665,220
County of Wayne, School Building and Site, Series I, AGMC Insured, 5.00%, 5/01/43	16,850,000	18,677,214
Macomb Interceptor Drain Drainage District GO,
Drain, Limited Tax, Refunding, Series A, 5.00%, 5/01/34	2,000,000	2,343,020
Drain, Limited Tax, Refunding, Series A, 5.00%, 5/01/42	7,500,000	8,664,750
Mason County CSD,
GO, Counties of Mason, Lake and Oceana, Refunding, 5.00%, 5/01/25	1,050,000	1,216,299
GO, Counties of Mason, Lake and Oceana, Refunding, 5.00%, 5/01/26	1,100,000	1,272,711
Mattawan Consolidated School District GO,
Counties of Van Buren and Kalamazoo, School Building and Site, Series I, 5.00%, 5/01/30	1,000,000	1,133,930
Counties of Van Buren and Kalamazoo, School Building and Site, Series I, 5.00%, 5/01/31	1,915,000	2,162,514
Counties of Van Buren and Kalamazoo, School Building and Site, Series I, 5.00%, 5/01/32	1,110,000	1,249,028
Counties of Van Buren and Kalamazoo, School Building and Site, Series I, 5.00%, 5/01/34	2,325,000	2,596,211
Counties of Van Buren and Kalamazoo, School Building and Site, Series I, 5.00%, 5/01/39	3,375,000	3,726,742

|86

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Michigan Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Michigan (continued)
Meridian Public Schools District GO,
County of Midland, Refunding, 5.00%, 5/01/27	$735,000	$844,368
County of Midland, Refunding, 5.00%, 5/01/29	775,000	881,400
County of Midland, Refunding, 5.00%, 5/01/31	1,130,000	1,273,793
Michigan Finance Authority Revenue,
Clean Water Revolving Fund, Refunding, Series B, 4.00%, 10/01/30	2,750,000	2,974,345
Hospital, Henry Ford Health System, Refunding, 5.00%, 11/15/30	4,930,000	5,668,760
Hospital, Henry Ford Health System, Refunding, 5.00%, 11/15/32	2,725,000	3,107,154
Hospital, Henry Ford Health System, Refunding, 5.00%, 11/15/37	4,235,000	4,758,573
Hospital, Henry Ford Health System, Refunding, 5.00%, 11/15/41	27,780,000	31,127,490
Hospital, Oakwood Obligated Group, Refunding, 5.00%, 8/15/28	5,585,000	6,226,716
Hospital, Oakwood Obligated Group, Refunding, 5.00%, 8/15/29	5,865,000	6,520,824
Hospital, Oakwood Obligated Group, Refunding, AGMC Insured, 5.00%, 11/01/32	10,005,000	10,994,394
Hospital, Oakwood Obligated Group, Refunding, AGMC Insured, 5.00%, 11/01/42	12,000,000	13,025,160
Hospital, Sparrow Obligated Group, AGMC Insured, 5.00%, 11/15/42	8,000,000	8,811,920
Hospital, Trinity Health Credit Group, Refunding, Series A, 5.00%, 12/01/42	3,500,000	4,002,950
Hospital, Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/45	20,000,000	22,535,800
State Revolving Fund, Clean Water, Pre-Refunded, 5.00%, 10/01/28	3,000,000	3,372,360
State Revolving Fund, Clean Water, Pre-Refunded, 5.00%, 10/01/29	3,000,000	3,372,360
State Revolving Fund, Clean Water, Pre-Refunded, 5.00%, 10/01/32	2,000,000	2,248,240
Michigan Hospital Finance Authority Revenue,
Ascension Health Senior Credit Group, Refunding, Series F-7, 5.00%, 11/15/46	5,000,000	5,677,300
Ascension Health Senior Credit Group, Refunding, Series F-8, 5.00%, 11/15/47	10,000,000	11,346,700
McLaren Healthcare, Refunding, Series A, 5.00%, 6/01/26	2,065,000	2,270,674
McLaren Healthcare, Refunding, Series A, 5.00%, 6/01/27	2,285,000	2,506,188
McLaren Healthcare, Refunding, Series A, 5.00%, 6/01/28	2,615,000	2,862,928
McLaren Healthcare, Refunding, Series A, 5.00%, 6/01/35	2,250,000	2,433,938
MidMichigan Obligated Group, Series A, Pre-Refunded, 6.125%, 6/01/39.	5,000,000	5,216,150
Trinity Health Credit Group, Refunding, Series A-1, 6.50%, 12/01/33	915,000	937,280
Trinity Health Credit Group, Series A-1, Pre-Refunded, 6.50%, 12/01/33	24,085,000	24,658,223
Trinity Health Credit Group, Series B, 5.00%, 12/01/48	20,000,000	21,455,200
Michigan State Building Authority Revenue,
Facilities Program, Refunding, Series I, 6.25%, 10/15/38	555,000	564,102
Facilities Program, Refunding, Series I, 5.00%, 4/15/41	13,000,000	14,745,510
Facilities Program, Refunding, Series I, 5.00%, 10/15/46	6,500,000	7,347,275
Facilities Program, Refunding, Series I-A, 5.00%, 10/15/33	5,000,000	5,586,400
Facilities Program, Refunding, Series I-A, 5.50%, 10/15/45	2,000,000	2,208,020
Facilities Program, Refunding, Series I-A, 5.25%, 10/15/47	5,000,000	5,582,250
Facilities Program, Series I, Pre-Refunded, 6.25%, 10/15/38.	14,445,000	14,690,998
Michigan State Hospital Finance Authority Revenue,
Ascension Health Credit Group, Series B-3, 4.00%, 11/15/32	5,000,000	5,307,750
Ascension Health Credit Group, Series B-3, 4.00%, 11/15/33	5,370,000	5,677,110
Michigan State Strategic Fund Limited Obligation Revenue, The Detroit Edison Co. Pollution Control Bonds
Project, Refunding, Collateralized, Series BB, AMBAC Insured, 7.00%, 5/01/21	3,000,000	3,393,480
Michigan State Technological University Revenue, Board of Control, General, Refunding, Series A, 5.00%,
10/01/45	2,400,000	2,688,312
Michigan State University Revenue,
Board of Trustees, General, Refunding, Series C, 5.00%, 2/15/44	14,630,000	15,290,837
Board of Trustees, General, Series A, 5.00%, 8/15/40	8,500,000	9,610,355
Muskegon County GO,
Waste Water Management System No. 1, Refunding, 5.00%, 11/01/33	1,360,000	1,543,314
Waste Water Management System No. 1, Refunding, 5.00%, 11/01/36	1,735,000	1,959,006

|87

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Michigan Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Michigan (continued)
Northview Public Schools District GO, School Building and Site, 5.00%, 5/01/41	$3,000,000	$3,156,090
Oakland Schools Intermediate School District GO,
Refunding, 5.00%, 5/01/35	1,500,000	1,715,445
Refunding, 5.00%, 5/01/36	1,005,000	1,147,067
Oakland University Board of Trustees Revenue,
General, 5.00%, 3/01/47	7,230,000	8,094,780
General, Refunding, 5.00%, 3/01/27.	1,000,000	1,124,360
General, Refunding, 5.00%, 3/01/30.	1,010,000	1,127,625
General, Refunding, 5.00%, 3/01/31.	1,260,000	1,404,610
General, Refunding, 5.00%, 3/01/32.	1,000,000	1,113,650
General, Refunding, 5.00%, 3/01/33.	1,285,000	1,428,881
General, Refunding, 5.00%, 3/01/34.	1,000,000	1,110,850
General, Refunding, 5.00%, 3/01/39.	3,000,000	3,319,170
Rochester Community School District GO,
Counties of Oakland and Macomb, School Building and Site, Series I, 5.00%, 5/01/30.	350,000	402,133
Counties of Oakland and Macomb, School Building and Site, Series I, 5.00%, 5/01/31.	1,500,000	1,723,425
Counties of Oakland and Macomb, School Building and Site, Series I, 5.00%, 5/01/32.	5,575,000	6,384,211
Counties of Oakland and Macomb, School Building and Site, Series I, 5.00%, 5/01/35.	6,450,000	7,269,730
Counties of Oakland and Macomb, School Building and Site, Series I, 5.00%, 5/01/36.	2,800,000	3,145,436
Roseville Community Schools District GO,
County of Macomb, Refunding, 5.00%, 5/01/26	1,400,000	1,609,272
County of Macomb, Refunding, 5.00%, 5/01/27	1,370,000	1,569,198
County of Macomb, Refunding, 5.00%, 5/01/28	3,040,000	3,471,710
County of Macomb, Refunding, 5.00%, 5/01/29	3,300,000	3,757,512
County of Macomb, Refunding, 5.00%, 5/01/30	1,620,000	1,838,052
County of Macomb, Refunding, 5.00%, 5/01/31	1,585,000	1,794,093
Royal Oak Hospital Finance Authority Hospital Revenue,
William Beaumont Hospital Obligated Group, Refunding, Series D, 5.00%, 9/01/27	3,350,000	3,774,210
William Beaumont Hospital Obligated Group, Refunding, Series D, 5.00%, 9/01/28	2,500,000	2,808,075
William Beaumont Hospital Obligated Group, Refunding, Series D, 5.00%, 9/01/39	17,500,000	19,149,025
William Beaumont Hospital Obligated Group, Series V, Pre-Refunded, 8.25%, 9/01/39	10,000,000	10,160,000
Saginaw Valley State University Revenue,
General, AGMC Insured, Pre-Refunded, 5.00%, 7/01/28	7,050,000	7,068,612
General, Refunding, Series A, 5.00%, 7/01/30.	1,750,000	1,997,958
General, Refunding, Series A, 5.00%, 7/01/31.	2,170,000	2,474,126
General, Refunding, Series A, 5.00%, 7/01/33.	1,240,000	1,404,300
Saline Area Schools GO,
County of Washtenaw, School Building and Site, 5.00%, 5/01/30.	1,400,000	1,606,402
County of Washtenaw, School Building and Site, 5.00%, 5/01/31.	500,000	572,195
County of Washtenaw, School Building and Site, 5.00%, 5/01/34.	2,750,000	3,118,032
County of Washtenaw, School Building and Site, 5.00%, 5/01/36.	2,950,000	3,327,128
South Haven Public Schools GO,
School Building and Site, Series B, AGMC Insured, 5.00%, 5/01/33	350,000	394,072
School Building and Site, Series B, AGMC Insured, 5.00%, 5/01/35	1,575,000	1,768,095
Troy City School District GO, Refunding, 5.00%, 5/01/26	1,230,000	1,423,122
University of Michigan Revenue,
Regents, General, Refunding, 5.00%, 4/01/46	2,000,000	2,299,620
Regents, General, Refunding, Series A, 5.00%, 4/01/37	2,700,000	3,173,040
Regents, General, Refunding, Series A, 5.00%, 4/01/42	26,635,000	31,165,081
Regents, General, Refunding, Series A, 5.00%, 4/01/47	5,000,000	5,829,150
Warren Consolidated Schools District GO, Counties of Macomb and Oakland, School Building and Site,
5.00%, 5/01/32	2,500,000	2,701,250

|88

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Michigan Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Michigan (continued)
Wayne State University Revenue,
General, AGMC Insured, Pre-Refunded, 5.00%, 11/15/28.	$23,550,000	$23,910,314
General, AGMC Insured, Pre-Refunded, 5.00%, 11/15/35.	22,435,000	22,778,255
General, Refunding, Series A, 5.00%, 11/15/31	1,860,000	2,110,375
General, Refunding, Series A, 5.00%, 11/15/33	1,500,000	1,704,765
General, Series A, 5.00%, 11/15/43	4,500,000	5,184,180
General, Series A, 4.00%, 11/15/48	10,000,000	10,310,400
Western Michigan University Revenue,
General, Refunding, Series A, 5.00%, 11/15/26	1,500,000	1,721,280
General, Refunding, Series A, 5.00%, 11/15/27	2,160,000	2,471,278
General, Refunding, Series A, 5.00%, 11/15/28	1,635,000	1,863,949
General, Refunding, Series A, 5.00%, 11/15/29	2,000,000	2,276,000
General, Refunding, Series A, 5.00%, 11/15/30	2,500,000	2,834,875
General, Refunding, Series A, 5.00%, 11/15/40	1,560,000	1,742,910
General, Refunding, Series A, 5.00%, 11/15/45	2,000,000	2,227,900
Zeeland Public Schools GO,
School Building and Site, Series A, AGMC Insured, 5.00%, 5/01/31	1,530,000	1,731,838
School Building and Site, Series A, AGMC Insured, 5.00%, 5/01/33	2,000,000	2,251,840
School Building and Site, Series A, AGMC Insured, 5.00%, 5/01/34	2,000,000	2,246,520
School Building and Site, Series A, AGMC Insured, 5.00%, 5/01/35	2,000,000	2,245,200
Total Municipal Bonds before Short Term Investments (Cost $920,410,621)		947,712,895

Short Term Investments (Cost $4,000,000) 0.4%

Municipal Bonds 0.4%
Michigan 0.4%
[b] Green Lake Township EDC Revenue, Interlochen Center for the Arts Project, Refunding, LOC Harris Trust
& Savings Bank, Daily VRDN and Put, 0.89%, 6/01/34	4,000,000	4,000,000
Total Investments (Cost $924,410,621) 99.7%		951,712,895
Other Assets, less Liabilities 0.3%		2,678,022
Net Assets 100.0%.		$954,390,917

See Abbreviations on page 136.

aSecurity purchased on a when-issued basis.
bVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|89

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2018 (unaudited)

Franklin Minnesota Tax-Free Income Fund

	Principal
	Amount	Value

Municipal Bonds 100.2%
Minnesota 100.2%
Alexandria ISD No. 206 GO,
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A,
3.00%, 2/01/37	$29,905,000	$28,581,106
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A,
5.00%, 2/01/37	11,700,000	12,515,958
Anoka-Hennepin ISD No. 11 GO,
Anoka, School Building, Minnesota School District Credit Enhancement Program, Series A, 3.25%,
2/01/37.	5,355,000	5,244,526
Anoka, School Building, Minnesota School District Credit Enhancement Program, Series A, 3.375%,
2/01/43.	6,020,000	5,935,419
Anoka and Hennepin Counties, School Building, Minnesota School District Credit Enhancement
Program, Refunding, Series A, Assured Guaranty, 5.00%, 2/01/20	5,870,000	6,179,349
Bemidji GO, Sales Tax, Pre-Refunded, 5.25%, 2/01/38	12,055,000	13,083,653
Big Lake ISD No. 727 GO,
Refunding, Series B, 5.00%, 2/01/23	2,990,000	3,308,196
Refunding, Series B, 5.00%, 2/01/24	3,000,000	3,315,900
Refunding, Series B, 5.00%, 2/01/25	1,225,000	1,351,248
Brainerd ISD No. 181 GO,
School Building, Refunding, Series A, 4.00%, 2/01/19	5,025,000	5,103,892
School Building, Refunding, Series A, 4.00%, 2/01/20	5,025,000	5,100,928
[a] School Building, Series A, 4.00%, 2/01/39	10,600,000	11,134,876
Cambridge ISD No. 911 GO,
Cambridge Isanti Public Schools, School Building, Minnesota School District Credit Enhancement
Program, Refunding, Series A, 3.00%, 2/01/27	3,410,000	3,476,393
Cambridge Isanti Public Schools, School Building, Minnesota School District Credit Enhancement
Program, Refunding, Series A, 3.00%, 2/01/30	5,585,000	5,592,540
Central Municipal Power Agency Revenue,
Brookings, South East Twin Cities Transmission Project, 5.00%, 1/01/32	1,150,000	1,241,988
Brookings, South East Twin Cities Transmission Project, 5.00%, 1/01/42	1,615,000	1,731,619
Circle Pines ISD No. 12 GO,
School Building, Minnesota School District Credit Enhancement Program, Capital Appreciation,
Series A, zero cpn., 2/01/32	1,450,000	883,021
School Building, Minnesota School District Credit Enhancement Program, Capital Appreciation,
Series A, zero cpn., 2/01/34	1,600,000	889,200
School Building, Minnesota School District Credit Enhancement Program, Capital Appreciation,
Series A, zero cpn., 2/01/35	350,000	185,794
Cloquet Public Schools ISD No. 94 GO, School Building, Series B, 5.00%, 2/01/32	3,615,000	4,139,790
Dakota County CDA, SFMR, MBS Program, Series A, GNMA Secured, 4.875%, 12/01/33	850,000	878,968
Duluth ISD No. 709 COP,
Full Term Certificates, Series B, AGMC Insured, Pre-Refunded, 5.00%, 2/01/28	18,890,000	19,309,736
Full Term Certificates, Series B, Pre-Refunded, 4.75%, 2/01/25	8,445,000	8,618,883
Refunding, Series A, 5.00%, 2/01/25	1,015,000	1,153,710
Refunding, Series A, 5.00%, 2/01/26	2,740,000	3,142,643
Refunding, Series A, 4.00%, 2/01/27	3,750,000	4,023,337
Refunding, Series A, 4.00%, 2/01/28	1,500,000	1,600,845
Duluth ISD No. 709 GO,
Refunding, Series B, 4.00%, 2/01/25	3,450,000	3,754,462
Refunding, Series B, 2.50%, 2/01/26	2,840,000	2,789,278
Elk River ISD No. 728 GO, School Building, Elk River Area Schools, Series A, 4.00%, 2/01/32	6,130,000	6,492,528

Quarterly Statement of Investments | See Notes to Statements of Investments. | 90

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Minnesota Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Minnesota (continued)
Farmington ISD No. 192 GO,
School Building, Refunding, Series C, 5.00%, 2/01/24	$6,165,000	$7,071,440
School Building, Series A, 4.00%, 2/01/28	5,230,000	5,716,338
Fridley ISD No. 14 GO, School Building, Fridley Public Schools, Series A, 4.00%, 2/01/28	1,005,000	1,091,912
Hastings ISD No. 200 GO,
Hastings Public Schools, Minnesota School District Credit Enhancement Program, Capital
Appreciation, Series A, zero cpn., 2/01/38	4,685,000	2,228,373
Hastings Public Schools, Minnesota School District Credit Enhancement Program, Capital
Appreciation, Series A, zero cpn., 2/01/39	4,685,000	2,133,877
Hastings Public Schools, Minnesota School District Credit Enhancement Program, Capital
Appreciation, Series A, zero cpn., 2/01/40	4,685,000	2,046,455
Hennepin County Regional Railroad Authority GO,
Refunding, Series A, 4.00%, 12/01/27	2,475,000	2,549,596
Refunding, Series A, 4.00%, 12/01/28	1,590,000	1,636,269
Hermantown ISD No. 700 GO, School Building, Series A, 4.00%, 2/01/29	2,310,000	2,462,783
Jackson County GO, Capital Improvement Plan, Series A, 3.125%, 2/01/38	3,000,000	2,890,680
Jordan ISD No. 717 GO,
School Building, Refunding, Series A, 5.00%, 2/01/32	1,605,000	1,796,846
School Building, Series A, 5.00%, 2/01/31	1,460,000	1,634,514
School Building, Series A, 5.00%, 2/01/33	1,700,000	1,903,201
School Building, Series A, 5.00%, 2/01/34	1,805,000	2,020,752
School Building, Series A, 5.00%, 2/01/35	1,000,000	1,119,530
School Building, Series A, Pre-Refunded, 5.00%, 2/01/32	395,000	442,214
Lakeville GO, Refunding, Series B, 3.00%, 2/01/30	4,690,000	4,696,331
Lakeville ISD No. 194 GO, Alternative Facilities, Series B, 3.00%, 2/01/25	3,560,000	3,641,844
Metropolitan Council Minneapolis St. Paul Metropolitan Area GO, Wastewater Revenue, Refunding,
Series C, 3.00%, 3/01/30	3,305,000	3,301,662
Minneapolis and St. Paul Housing and RDA Health Care Facilities Revenue, Children’s Hospitals and
Clinics, Series A-1, AGMC Insured, 5.00%, 8/15/34	1,000,000	1,056,610
Minneapolis and St. Paul Housing and RDA Health Care System Revenue,
Allina Health System, Refunding, Series A, 5.00%, 11/15/26	2,000,000	2,360,240
Allina Health System, Refunding, Series A, 5.00%, 11/15/27	2,000,000	2,370,420
Minneapolis Health Care System Revenue,
Fairview Health Services, Refunding, Series A, 5.00%, 11/15/44	10,000,000	11,205,300
Fairview Health Services, Series B, Assured Guaranty, 6.50%, 11/15/38	29,485,000	30,132,491
Fairview Health Services, Series B, Assured Guaranty, Pre-Refunded, 6.50%, 11/15/38	5,515,000	5,634,841
Minneapolis Special School District No. 1 GO,
Long Term Facilities Maintenance, Series B, 5.00%, 2/01/30	2,590,000	3,115,356
Long-Term Facilities Maintenance, Series B, 4.00%, 2/01/32	2,595,000	2,838,463
Minneapolis-St. Paul Metropolitan Airports Commission Revenue,
Airport, senior bond, Refunding, Series A, 5.00%, 1/01/26	6,000,000	7,079,100
Airport, senior bond, Refunding, Series A, 5.00%, 1/01/35	9,295,000	9,717,737
Airport, senior bond, Refunding, Series C, 5.00%, 1/01/34	2,870,000	3,350,696
Airport, senior bond, Refunding, Series C, 5.00%, 1/01/35	4,025,000	4,685,784
Airport, senior bond, Refunding, Series C, 5.00%, 1/01/41	19,655,000	22,719,804
Airport, senior bond, Refunding, Series C, 5.00%, 1/01/46	15,500,000	17,853,520
Airport, sub. bond, Refunding, Series B, 5.00%, 1/01/26	1,250,000	1,367,425
Airport, sub. bond, Refunding, Series B, 5.00%, 1/01/27	1,500,000	1,639,830
Airport, sub. bond, Refunding, Series B, 5.00%, 1/01/28	2,250,000	2,458,125

|91

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Minnesota Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Minnesota (continued)
Minnesota Agricultural and Economic Development Board Revenue,
Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.00%,
2/15/30.	$14,600,000	$15,334,380
Health Care Facilities, Essentia Health Obligated Group, Series E, Assured Guaranty, 5.00%,
2/15/37.	20,600,000	20,643,054
Minnesota Public Facilities Authority State Revenue,
Revolving Fund, Refunding, Series A, 5.00%, 3/01/24	17,010,000	19,714,420
Revolving Fund, Series C, Pre-Refunded, 5.00%, 3/01/26	16,530,000	17,435,513
Minnesota State 911 Revenue,
Public Safety Radio Communications System Project, Assured Guaranty, Pre-Refunded, 4.50%,
6/01/22.	1,000,000	1,027,820
Public Safety Radio Communications System Project, Assured Guaranty, Pre-Refunded, 4.50%,
6/01/24.	3,745,000	3,849,186
Minnesota State Colleges and Universities Revenue,
Board of Trustees, Fund, Refunding, Series A, 5.00%, 10/01/22	1,410,000	1,578,791
Board of Trustees, Fund, Series A, 4.00%, 10/01/24	1,535,000	1,647,700
Board of Trustees, Fund, Series A, 5.00%, 10/01/28	2,135,000	2,325,591
Board of Trustees, Fund, Series A, 4.625%, 10/01/29	6,615,000	6,847,848
Minnesota State COP, Legislative Office Facility Project, 5.00%, 6/01/36	3,615,000	4,087,083
Minnesota State General Fund Revenue,
Appropriation, Refunding, Series A, 4.00%, 3/01/26	4,000,000	4,260,120
Appropriation, Refunding, Series A, 3.00%, 3/01/30	5,000,000	5,006,900
Appropriation, Series A, 5.00%, 6/01/38.	8,500,000	9,512,520
Minnesota State GO,
Various Purpose, Refunding, Series F, 4.00%, 10/01/25	15,000,000	16,341,450
Various Purpose, Series A, 5.00%, 8/01/28	5,570,000	6,618,887
Various Purpose, Series A, Pre-Refunded, 4.25%, 12/01/27	5,000,000	5,183,250
Various Purpose, Series A, Pre-Refunded, 4.50%, 12/01/28	15,540,000	16,166,417
Various Purpose, Series H, 5.00%, 11/01/27	325,000	339,394
Various Purpose, Series H, Pre-Refunded, 5.00%, 11/01/27.	2,175,000	2,271,940
Minnesota State HFA Homeownership Finance Revenue,
MBS Program, Series E, GNMA Secured, 4.45%, 7/01/31	2,530,000	2,625,609
MBS Program, Series G, GNMA Secured, 4.00%, 7/01/26	1,370,000	1,419,731
MBS Program, Series G, GNMA Secured, 4.40%, 7/01/32	2,320,000	2,387,605
Minnesota State HFAR,
Nonprofit Housing State Appropriation, 4.00%, 8/01/29	3,675,000	3,735,748
Nonprofit Housing State Appropriation, 5.00%, 8/01/31	2,225,000	2,420,422
Residential Housing Finance, Refunding, Series B, GNMA Secured, 3.10%, 7/01/35	8,140,000	8,054,611
Residential Housing Finance, Series E, 4.90%, 7/01/29	5,695,000	5,802,522
Residential Housing Finance, Series E, 5.10%, 1/01/40	5,385,000	5,464,698
Minnesota State Higher Education Facilities Authority Revenue,
Carleton College, Series 7-D, Pre-Refunded, 5.00%, 3/01/40	4,000,000	4,099,760
College of St. Olaf, Refunding, Series 8-N, 4.00%, 10/01/33	1,500,000	1,606,305
College of St. Olaf, Refunding, Series 8-N, 4.00%, 10/01/35	500,000	532,025
Macalester College, Refunding, 3.00%, 3/01/33	3,010,000	2,915,456
Macalester College, Refunding, 4.00%, 3/01/42	900,000	945,369
Macalester College, Refunding, 4.00%, 3/01/48	2,150,000	2,243,439
Macalester College, Series 7-I, Pre-Refunded, 5.00%, 6/01/35	5,000,000	5,312,650
University of St. Thomas, Refunding, Series 8-L, 5.00%, 4/01/35	750,000	849,982
University of St. Thomas, Refunding, Series A, 4.00%, 10/01/36.	750,000	788,123
University of St. Thomas, Refunding, Series A, 4.00%, 10/01/37.	750,000	787,515
University of St. Thomas, Series 7-A, Pre-Refunded, 5.00%, 10/01/29	5,420,000	5,644,496

|92

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Minnesota Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Minnesota (continued)
Minnesota State Higher Education Facilities Authority Revenue, (continued)
University of St. Thomas, Series 7-A, Pre-Refunded, 5.00%, 10/01/39	$4,485,000	$4,670,769
University of St. Thomas, Series 8-L, 4.00%, 4/01/31	4,200,000	4,493,874
Minnesota State Municipal Power Agency Electric Revenue,
4.00%, 10/01/41	4,680,000	4,909,648
5.00%, 10/01/47	4,650,000	5,260,917
Refunding, Series A, 4.00%, 10/01/31	1,265,000	1,330,628
Refunding, Series A, 4.00%, 10/01/32	1,200,000	1,260,144
Refunding, Series A, 4.00%, 10/01/33	1,000,000	1,041,950
Refunding, Series A, 5.00%, 10/01/34	1,000,000	1,140,360
Refunding, Series A, 5.00%, 10/01/35	1,005,000	1,144,172
Series A, 5.25%, 10/01/35	12,000,000	12,816,240
New London-Spicer Schools ISD No. 345 GO, School Building, Series A, 4.00%, 2/01/31	1,300,000	1,392,924
New Prague ISD No. 721 GO,
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A,
4.00%, 2/01/22	3,090,000	3,254,913
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A,
4.00%, 2/01/23	3,045,000	3,201,848
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A,
4.00%, 2/01/24	3,245,000	3,406,114
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A,
4.00%, 2/01/25	3,300,000	3,451,602
Northern Municipal Power Agency Electric System Revenue,
Refunding, 5.00%, 1/01/41	800,000	900,832
Series A, 5.00%, 1/01/30	1,190,000	1,298,992
Northfield ISD No. 659 GO, School Building, Refunding, Series A, 4.00%, 2/01/20	3,420,000	3,474,173
Prior Lake ISD No. 719 GO,
Capital Appreciation, School Building, Minnesota School District Credit Enhancement Program,
Series B, zero cpn., 2/01/27	10,545,000	8,260,531
Capital Appreciation, School Building, Minnesota School District Credit Enhancement Program,
Series B, zero cpn., 2/01/28	13,055,000	9,866,969
Capital Appreciation, School Building, Minnesota School District Credit Enhancement Program,
Series B, zero cpn., 2/01/30	9,010,000	6,287,448
Capital Appreciation, School Building, Minnesota School District Credit Enhancement Program,
Series B, zero cpn., 2/01/31	5,310,000	3,552,762
Ramsey GO,
Capital Improvement Plan, Refunding, Series A, 3.00%, 12/15/28	1,105,000	1,117,951
Capital Improvement Plan, Refunding, Series A, 3.375%, 12/15/31	1,215,000	1,225,279
Rochester Electricity Utility Revenue,
Refunding, Series A, 5.00%, 12/01/42	2,000,000	2,304,360
Refunding, Series A, 5.00%, 12/01/47	9,210,000	10,574,369
Series B, 5.00%, 12/01/43	1,000,000	1,112,340
Rochester Health Care Facilities Revenue,
[b] Mayo Clinic, Mandatory Put, Series C, 4.50%, 11/15/21.	10,190,000	11,027,312
Mayo Clinic, Refunding, Series B, 5.00%, 11/15/33	4,425,000	5,537,578
Mayo Clinic, Refunding, Series B, 5.00%, 11/15/34	10,235,000	12,816,165
Mayo Clinic, Refunding, Series B, 5.00%, 11/15/35	5,000,000	6,288,200
Mayo Clinic, Refunding, Series B, 5.00%, 11/15/36	4,200,000	5,301,072
Mayo Clinic, Series D, 5.00%, 11/15/38	5,000,000	5,303,750
Mayo Clinic, Series E, 5.00%, 11/15/38	20,000,000	21,215,000

|93

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Minnesota Tax-Free Income Fund (continued)
		Principal
		Amount	Value

Municipal Bonds (continued)
Minnesota (continued)
Rosemount ISD No. 196 GO,
School Building, Refunding, Series C, 4.00%, 2/01/21		$1,365,000	$1,439,297
School Building, Refunding, Series C, 4.00%, 2/01/22		2,380,000	2,547,933
Roseville ISD No. 623 GO, Ramsey County, School Building, Minnesota School District Credit
Enhancement Program, Series A, 4.00%, 2/01/34		9,535,000	10,129,793
Sartell ISD No. 748 GO,
Capital Appreciation, School Building, Series B, zero cpn., 2/01/36		3,000,000	1,594,920
Capital Appreciation, School Building, Series B, zero cpn., 2/01/37		2,820,000	1,435,972
Capital Appreciation, School Building, Series B, zero cpn., 2/01/38		5,220,000	2,548,874
Capital Appreciation, School Building, Series B, zero cpn., 2/01/39		3,020,000	1,413,209
South Washington County ISD No. 833 GO,
School Building, Series A, 4.00%, 2/01/29		4,220,000	4,542,619
School Building, Series A, 4.00%, 2/01/30		9,640,000	10,294,942
Southern Minnesota Municipal Power Agency Power Supply System Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/19		5,875,000	5,812,137
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/20		14,035,000	13,584,898
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/23		4,000,000	3,575,080
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/26		5,395,000	4,347,561
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/27		6,600,000	5,130,048
Refunding, Series A, 5.00%, 1/01/46		9,345,000	10,528,638
Series A, 5.00%, 1/01/42		1,315,000	1,517,063
Series A, Pre-Refunded, 5.00%, 1/01/21		1,000,000	1,018,960
Series A, Pre-Refunded, 5.00%, 1/01/22		2,060,000	2,099,058
Series A, Pre-Refunded, 5.50%, 1/01/24		1,000,000	1,021,810
Series A, Pre-Refunded, 5.25%, 1/01/30		2,000,000	2,040,780
St. Cloud Health Care Revenue,
CentraCare Health System, Refunding, Series A, 5.125%, 5/01/30		750,000	793,658
CentraCare Health System, Refunding, Series A, 4.00%, 5/01/37		12,310,000	12,922,669
CentraCare Health System, Series A, Pre-Refunded, 5.125%, 5/01/30		9,250,000	9,808,145
CentraCare Health System Project, Series D, Assured Guaranty, Pre-Refunded, 5.375%, 5/01/31		1,000,000	1,032,510
CentraCare Health System Project, Series D, Assured Guaranty, Pre-Refunded, 5.50%, 5/01/39		27,400,000	28,321,462
St. Cloud Public Schools ISD No. 742 COP, 4.00%, 2/01/38		1,000,000	1,018,710
St. Cloud Public Schools ISD No. 742 GO,
Series A, 4.00%, 2/01/28		2,080,000	2,254,283
Series A, 4.00%, 2/01/29		1,000,000	1,079,340
Series B, 4.00%, 2/01/30		4,060,000	4,379,075
Series B, 4.00%, 2/01/36		2,500,000	2,638,275
Series B, 4.00%, 2/01/37		2,250,000	2,372,895
St. Francis ISD No. 15 GO,
School Building, Series A, 4.00%, 2/01/37		1,025,000	1,069,669
School Building, Series A, 3.50%, 2/01/41		6,350,000	6,363,335
St. Michael Albertville ISD No. 885 GO, Refunding, Series A, 4.25%, 2/01/32		10,295,000	10,802,955
St. Paul Housing and RDA Health Care System Revenue,
Allina Health System, Refunding, Series A-1, 5.25%, 11/15/29		2,440,000	2,575,542
Allina Health System, Series A-1, Pre-Refunded, 5.25%, 11/15/29		2,560,000	2,684,442
Fairview Health Services, Refunding, Series A, 3.125%, 11/15/32.		2,000,000	1,933,160
Fairview Health Services, Refunding, Series A, 4.00%, 11/15/43		5,750,000	5,970,110
St. Paul ISD No. 625 GO,
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series B,
5.00%, 2/01/24		2,925,000	3,305,016
School Building, Minnesota School District Credit Enhancement Program, Series A, 3.00%, 2/01/30	.	1,385,000	1,385,665
School Building, Minnesota School District Credit Enhancement Program, Series A, 3.00%, 2/01/31	.	1,195,000	1,175,151

|94

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Minnesota Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Minnesota (continued)
St. Paul Sales Tax Revenue,
Series G, 5.00%, 11/01/31	$1,000,000	$1,138,280
Series G, 5.00%, 11/01/32	1,000,000	1,143,340
University of Minnesota GO,
Series A, 5.00%, 4/01/41	5,000,000	5,752,800
Series A, 5.00%, 9/01/41	5,000,000	5,863,350
Series A, 5.00%, 9/01/42	4,410,000	5,167,594
Series A, Pre-Refunded, 5.25%, 4/01/29	1,000,000	1,029,610
Series A, Pre-Refunded, 5.125%, 4/01/34	1,000,000	1,028,590
Series B, 5.00%, 1/01/38	4,500,000	5,039,685
University of Minnesota Revenue,
Special Purpose, State Supported Stadium Debt, Refunding, Series A, 5.00%, 8/01/25.	5,000,000	5,893,400
Special Purpose, State Supported Stadium Debt, Refunding, Series A, 5.00%, 8/01/28.	7,225,000	8,495,083
State Supported Biomedical Science Research Facilities Funding Program, Series B, 5.00%,
8/01/36.	5,000,000	5,421,550
Waconia ISD No. 110 GO, School Building, Refunding, Series B, 4.125%, 2/01/22	3,000,000	3,012,390
Western Minnesota Municipal Power Agency Revenue,
Refunding, Series A, 5.00%, 1/01/24	5,000,000	5,603,750
Refunding, Series A, 5.00%, 1/01/25	3,370,000	3,776,927
Refunding, Series A, 5.00%, 1/01/29	1,200,000	1,332,744
Refunding, Series A, 5.00%, 1/01/35	3,000,000	3,412,500
Refunding, Series A, 5.00%, 1/01/36	2,035,000	2,308,911
Series A, 5.00%, 1/01/40	8,075,000	9,061,200
Series A, 5.00%, 1/01/46	11,870,000	13,306,626
Willmar GO, Rice Memorial Hospital Project, Refunding, Series A, 3.00%, 2/01/29	1,000,000	1,000,480
Total Municipal Bonds before Short Term Investments (Cost $994,189,465)		1,018,098,130

Short Term Investments (Cost $300,000) 0.0%†

Municipal Bonds 0.0%†
Minnesota 0.0%†
[c] Minneapolis and St. Paul Housing and RDA Health Care Facilities Revenue, Children’s Hospitals and
Clinics, Series B, AGMC Insured, SPA US Bank National Association, Daily VRDN and Put, 0.90%,
8/15/25	300,000	300,000
Total Investments (Cost $994,489,465) 100.2%		1,018,398,130
Other Assets, less Liabilities (0.2)%		(2,515,423)
Net Assets 100.0%		$1,015,882,707

See Abbreviations on page 136.

†Rounds to less than 0.1% of net assets.
aSecurity purchased on a when-issued basis.
bThe maturity date shown represents the mandatory put date.
cVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|95

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2018 (unaudited)

Franklin Missouri Tax-Free Income Fund

	Principal
	Amount	Value

Municipal Bonds 99.4%
Missouri 97.4%
Bi-State Development Agency Missouri-Illinois Metropolitan District Mass Transit Sales Tax Appropriation
Revenue,
combined lien, Refunding, Series A, 5.00%, 10/01/33	$14,425,000	$16,012,904
combined lien, Refunding, Series A, 5.00%, 10/01/44	10,000,000	11,044,400
Metrolink Cross County Extension Project, Refunding, Assured Guaranty, 5.00%, 10/01/35	5,500,000	5,708,670
Metrolink Cross County Extension Project, Refunding, Assured Guaranty, 5.00%, 10/01/39	30,300,000	31,425,342
Cape Girardeau County IDA Health Facilities Revenue,
St. Francis Medical Center, Refunding, 5.00%, 6/01/39	7,110,000	7,894,944
St. Francis Medical Center, Refunding, Series A, 5.00%, 6/01/33	5,000,000	5,363,800
St. Francis Medical Center, Refunding, Series A, 5.00%, 6/01/37	11,000,000	11,736,450
St. Francis Medical Center, Series A, Pre-Refunded, 5.75%, 6/01/39	3,150,000	3,273,008
Cape Girardeau County IDA Solid Waste Disposal Revenue, The Procter and Gamble Paper Products
Co. Project, 5.30%, 5/15/28.	6,875,000	6,888,062
Cape Girardeau County Reorganized School District No. R-2 GO,
Missouri Direct Deposit Program, Jackson R-2 School District, 4.00%, 3/01/33.	1,000,000	1,085,660
Missouri Direct Deposit Program, Jackson R-2 School District, 5.00%, 3/01/38.	1,250,000	1,465,538
[a] Clay County Public School District No. 53 Liberty GO, School Building, 4.00%, 3/01/37	4,500,000	4,706,550
Clay County Reorganization School District No. R-1 Kearney GO,
Direct Deposit Program, School Building, 3.00%, 3/01/33	1,000,000	970,870
Direct Deposit Program, School Building, 3.00%, 3/01/34	1,670,000	1,610,815
Direct Deposit Program, School Building, 3.00%, 3/01/35	1,730,000	1,657,132
Direct Deposit Program, School Building, 3.00%, 3/01/36	1,540,000	1,464,324
Direct Deposit Program, School Building, 3.125%, 3/01/37.	1,855,000	1,789,667
Curators of the University of Missouri System Facilities Revenue,
Refunding, 5.00%, 11/01/27	1,065,000	1,168,635
Refunding, Series A, 5.00%, 11/01/26	7,830,000	9,097,990
Fort Osage R-1 School District Jackson County GO, School Building, Missouri Direct Deposit Program,
Refunding, 5.50%, 3/01/38	3,010,000	3,698,598
Fort Zumwalt School District GO,
St. Charles County, Missouri Direct Deposit Program, Refunding and Improvement, 5.00%, 3/01/36	2,000,000	2,325,520
St. Charles County, Missouri Direct Deposit Program, Refunding and Improvement, 5.00%, 3/01/38	2,225,000	2,579,687
Independence School District GO,
Missouri Direct Deposit Program, Refunding, Series A, 5.00%, 3/01/27	680,000	714,728
Missouri Direct Deposit Program, Refunding, Series A, 5.00%, 3/01/27	2,620,000	2,758,886
Missouri Direct Deposit Program, Refunding, Series A, 5.00%, 3/01/28	645,000	677,940
Missouri Direct Deposit Program, Refunding, Series A, 5.00%, 3/01/28	2,355,000	2,479,839
Missouri Direct Deposit Program, Series A, 5.00%, 3/01/29	590,000	620,131
Missouri Direct Deposit Program, Series A, 5.00%, 3/01/29	2,410,000	2,537,320
Jackson County Reorganized School District No. 4 Blue Springs GO,
Refunding and Improvement, Series A, 5.00%, 3/01/29	320,000	327,645
Refunding and Improvement, Series A, 5.00%, 3/01/29	3,680,000	3,764,051
Jefferson City School District GO,
Missouri Direct Deposit Program, 4.00%, 3/01/34	6,840,000	7,241,234
Missouri Direct Deposit Program, 5.00%, 3/01/37	2,750,000	3,149,823
Missouri Direct Deposit Program, 5.00%, 3/01/38	4,000,000	4,644,320
Joplin IDA Health Facilities Revenue,
Freeman Health System Project, 5.125%, 2/15/26.	6,000,000	6,391,920
Freeman Health System Project, 5.00%, 2/15/28	1,150,000	1,216,781
Freeman Health System Project, 5.50%, 2/15/31	2,055,000	2,195,315
Freeman Health System Project, Refunding, 5.00%, 2/15/35	4,000,000	4,320,160
Joplin Schools GO, Direct Deposit Program, Refunding, 4.00%, 3/01/32	10,000,000	10,867,800

Quarterly Statement of Investments | See Notes to Statements of Investments. | 96

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Missouri Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Missouri (continued)
Kansas City GO,
Refunding, Series A, 4.00%, 2/01/36	$1,500,000	$1,598,970
Refunding, Series A, 4.00%, 2/01/37	1,000,000	1,062,560
Refunding, Series A, 4.00%, 2/01/38	1,875,000	1,966,894
Kansas City IDAR,
Downtown Redevelopment District, Refunding, Series A, 5.50%, 9/01/29.	5,000,000	5,501,800
Downtown Redevelopment District, Refunding, Series A, 5.50%, 9/01/30.	12,000,000	13,204,320
Downtown Redevelopment District, Refunding, Series A, 5.00%, 9/01/32.	3,000,000	3,238,830
Kansas City Sanitary Sewer System Revenue,
Improvement and Refunding, Series A, 5.00%, 1/01/37	29,210,000	31,246,229
Series A, Pre-Refunded, 5.25%, 1/01/34	9,500,000	9,693,705
Sub Series A, 4.00%, 1/01/42	5,000,000	5,276,850
Kansas City Water Revenue,
Refunding and Improvement, Series A, 5.25%, 12/01/32	12,725,000	12,952,141
Series A, 4.00%, 12/01/41	4,970,000	5,237,088
Lincoln University Auxiliary System Revenue, Subordinate, Assured Guaranty, 5.125%, 6/01/37	2,325,000	2,362,851
Metropolitan St. Louis Sewer District Wastewater System Revenue,
Improvement and Refunding, Series A, 5.00%, 5/01/42	5,000,000	5,836,100
Improvement and Refunding, Series B, 5.00%, 5/01/38	8,770,000	9,974,033
Improvement and Refunding, Series B, 5.00%, 5/01/45	17,920,000	20,296,013
Series C, 5.00%, 5/01/46	24,700,000	28,322,749
Missouri Joint Municipal Electric Utility Commission Power Supply System Revenue, MoPEP Facilities,
5.00%, 12/01/43	2,000,000	2,259,340
Missouri State Board of Public Buildings Special Obligation Revenue,
Refunding, Series A, 4.00%, 10/01/25	3,870,000	3,977,315
Series A, 3.00%, 4/01/32	5,000,000	4,949,550
Missouri State Development Finance Board Revenue, Infrastructure Facilities, City of Independence,
Electric System, Dogwood Project, Series A, 5.00%, 6/01/37	5,000,000	5,428,450
Missouri State Development Finance Board Solid Waste Disposal Revenue, The Procter and Gamble
Paper Products Co. Project, 5.20%, 3/15/29	3,000,000	3,552,300
Missouri State Environmental Improvement and Energy Resources Authority Water Pollution Control and
Drinking Water Revenue,
SRF Programs, Refunding, Series A, 5.00%, 1/01/23	12,485,000	13,086,527
SRF Programs, Refunding, Series A, 5.00%, 1/01/24	7,890,000	8,267,615
SRF Programs, Refunding, Series A, 5.00%, 1/01/26	2,315,000	2,637,734
SRF Programs, Refunding, Series B, 5.50%, 7/01/21	60,000	60,175
SRF Programs, Series A, 5.75%, 1/01/29	190,000	194,370
SRF Programs, Series A, Pre-Refunded, 5.00%, 1/01/23	15,000	15,725
SRF Programs, Series A, Pre-Refunded, 5.75%, 1/01/29	2,310,000	2,363,684
Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
Bethesda Health Group Inc., 5.00%, 8/01/40	1,650,000	1,754,000
Bethesda Health Group Inc., 5.00%, 8/01/45	1,300,000	1,375,361
BJC Health System, 5.00%, 1/01/44	8,175,000	8,925,056
CoxHealth, Refunding, 5.50%, 11/15/39.	2,970,000	3,014,788
CoxHealth, Refunding, Series A, 5.00%, 11/15/39	17,000,000	18,799,450
CoxHealth, Series A, 5.00%, 11/15/38	11,680,000	12,710,994
CoxHealth, Series A, 5.00%, 11/15/44	2,760,000	2,977,847
CoxHealth, Series A, Pre-Refunded, 5.50%, 11/15/39	11,355,000	11,551,441
Lake Regional Health System, Refunding, 5.00%, 2/15/24	4,000,000	4,156,200
Mercy Health, 4.00%, 11/15/42	8,000,000	8,123,680
Mercy Health, Refunding, Series C, 5.00%, 11/15/47.	15,000,000	16,963,950
Mercy Health, Series F, 5.00%, 11/15/45	25,000,000	27,694,500

|97

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Missouri Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Missouri (continued)
Missouri State Health and Educational Facilities Authority Health Facilities Revenue, (continued)
SSM Health, Series A, 5.00%, 6/01/48.	$5,000,000	$5,618,800
SSM Health Care, Series B, Pre-Refunded, 5.00%, 6/01/30	16,150,000	17,143,548
SSM Health Care, Series B, Pre-Refunded, 5.00%, 6/01/34	7,000,000	7,430,640
St. Anthony’s Medical Center, Refunding, Series B, 5.00%, 2/01/45	6,870,000	7,595,060
St. Luke’s Health System Inc., Refunding, 5.00%, 11/15/35	3,950,000	4,448,332
St. Luke’s Health System Inc., Refunding, Series A, 5.00%, 11/15/43	2,000,000	2,277,180
St. Luke’s Health System Inc., Series A, AGMC Insured, Pre-Refunded, 5.50%, 11/15/35	10,000,000	10,173,000
St. Luke’s Health System Inc., Series B, AGMC Insured, Pre-Refunded, 5.50%, 11/15/35	6,725,000	6,841,343
Missouri State Health and Educational Facilities Authority Revenue,
Educational Facilities, A.T. Still University of Health Sciences, 5.00%, 10/01/26	3,095,000	3,349,564
Educational Facilities, A.T. Still University of Health Sciences, 5.25%, 10/01/31	1,200,000	1,307,424
Educational Facilities, A.T. Still University of Health Sciences, 5.00%, 10/01/39	1,250,000	1,371,500
Educational Facilities, A.T. Still University of Health Sciences, 5.25%, 10/01/41	4,500,000	4,887,810
Educational Facilities, Kansas City University Medicine and Biosciences, Refunding, Series A,
5.00%, 6/01/42	2,800,000	3,156,132
Educational Facilities, Kansas City University Medicine and Biosciences, Refunding, Series A,
5.00%, 6/01/47	4,875,000	5,474,918
Educational Facilities, Lake Regional Health System, Refunding, 5.00%, 2/15/34	7,000,000	7,378,210
Educational Facilities, Maryville University St. Louis Project, 5.00%, 6/15/44	5,000,000	5,210,350
Educational Facilities, St. Louis University, Series A, 5.00%, 10/01/38	10,000,000	11,264,000
Educational Facilities, St. Louis University, Series A, 5.00%, 10/01/47	15,000,000	16,925,700
Educational Facilities, University of Central Missouri, Series C, 5.00%, 10/01/34	5,000,000	5,558,800
Educational Facilities, The Washington University, Series B, 5.00%, 11/15/37	10,000,000	10,896,700
Educational Facilities, Webster University Project, Improvement, Pre-Refunded, 5.00%, 4/01/36	7,000,000	7,575,820
Health Facilities, The Children’s Mercy Hospital, Pre-Refunded, 5.625%, 5/15/39	7,785,000	8,067,051
Health Facilities, The Children’s Mercy Hospital, Refunding, 5.625%, 5/15/39	1,715,000	1,779,295
Senior Living Facilities, Lutheran Senior Services Projects, 5.75%, 2/01/31	1,900,000	2,049,131
Senior Living Facilities, Lutheran Senior Services Projects, 5.375%, 2/01/35	2,520,000	2,606,083
Senior Living Facilities, Lutheran Senior Services Projects, 6.00%, 2/01/41	4,250,000	4,571,003
Senior Living Facilities, Lutheran Senior Services Projects, 5.50%, 2/01/42	8,985,000	9,333,528
Senior Living Facilities, Lutheran Senior Services Projects, Series A, 5.00%, 2/01/46	15,575,000	16,827,541
Missouri State Highways and Transportation Commission State Road Revenue,
Series A, 5.00%, 5/01/20	6,875,000	7,080,425
Series A, 5.00%, 5/01/21	5,000,000	5,151,700
Series A, 5.00%, 5/01/24	1,150,000	1,184,891
Missouri State Housing Development Commission SFMR,
Homeownership Loan Program, Series C, GNMA Secured, 5.00%, 3/01/32	190,000	193,747
Homeownership Loan Program, Series D, GNMA Secured, 4.70%, 3/01/35	1,115,000	1,151,728
Missouri State Joint Municipal Electric Utility Commission Power Project Revenue,
Iatan 2 Project, Refunding, Series A, 5.00%, 1/01/30.	3,000,000	3,349,920
Iatan 2 Project, Refunding, Series A, 5.00%, 1/01/31.	2,000,000	2,228,900
Iatan 2 Project, Refunding, Series A, 5.00%, 1/01/32.	1,500,000	1,669,215
Iatan 2 Project, Refunding, Series A, 5.00%, 1/01/34.	2,000,000	2,222,340
Iatan 2 Project, Series A, 5.00%, 12/01/35	7,335,000	8,180,579
Iatan 2 Project, Series A, Pre-Refunded, 6.00%, 1/01/39	15,750,000	16,138,395
Plum Point Project, Refunding, Series A, 5.00%, 1/01/32	10,000,000	11,128,400
Plum Point Project, Refunding, Series A, 5.00%, 1/01/33	7,500,000	8,322,750
Prairie State Project, Refunding, Series A, 5.00%, 12/01/30	4,000,000	4,536,240
Prairie State Project, Refunding, Series A, 5.00%, 12/01/31	6,000,000	6,775,980
Prairie State Project, Refunding, Series A, 5.00%, 12/01/40	27,950,000	31,641,356

|98

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Missouri Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Missouri (continued)
Missouri State Joint Municipal Electric Utility Commission Power Supply System Revenue,
MoPEP Facilities, Pre-Refunded, 5.00%, 1/01/32	$3,600,000	$3,870,648
MoPEP Facilities, Pre-Refunded, 5.00%, 1/01/37	3,400,000	3,655,612
Monarch-Chesterfield Levee District Special Tax, St. Louis County, Levee District, Refunding, 5.00%,
3/01/40	4,395,000	4,794,681
Move Rolla Transportation Development District Transportation Sales Tax Revenue, 4.75%, 6/01/47	5,000,000	5,185,050
Peculiar Combined Waterworks and Sewerage System Revenue,
Assured Guaranty, 4.00%, 6/01/39	1,000,000	1,073,400
Assured Guaranty, 4.00%, 6/01/42	2,405,000	2,573,711
Platte County School District Park Hill GO, Direct Deposit Program, 4.00%, 3/01/31	6,875,000	7,435,450
Riverside-Quindaro Bend Levee District Revenue,
Platte County, Levee District Improvement, L-385 Project, Refunding, 5.00%, 3/01/26	1,000,000	1,093,100
Platte County, Levee District Improvement, L-385 Project, Refunding, 5.00%, 3/01/29	2,585,000	2,802,579
Sikeston Electric Revenue,
Refunding, 5.00%, 6/01/20	5,000,000	5,280,400
Refunding, 5.00%, 6/01/21	13,130,000	14,129,456
Refunding, 5.00%, 6/01/22	12,570,000	13,746,803
Springfield School District No. R-12 GO, Missouri Direct Deposit Program, 5.00%, 3/01/33	1,000,000	1,121,560
Springfield Special Obligation Revenue,
Sewer System Improvements Project, 5.00%, 4/01/31	1,795,000	1,975,577
Sewer System Improvements Project, 5.00%, 4/01/32	1,885,000	2,073,180
St. Charles School District GO, Missouri Direct Deposit Program, 4.00%, 3/01/36	2,000,000	2,124,380
St. Louis Airport Revenue,
Lambert-St. Louis International Airport, Refunding, NATL Insured, 5.50%, 7/01/29	13,070,000	16,410,169
Lambert-St. Louis International Airport, Series A-1, 6.125%, 7/01/24	2,000,000	2,089,680
Lambert-St. Louis International Airport, Series A-1, 6.625%, 7/01/34	5,000,000	5,243,000
Series C, AGMC Insured, 5.00%, 7/01/42	3,930,000	4,530,072
Series C, AGMC Insured, 5.00%, 7/01/47	8,770,000	10,079,098
Series D, AGMC Insured, 5.00%, 7/01/33.	1,000,000	1,143,320
Series D, AGMC Insured, 5.00%, 7/01/34.	1,415,000	1,615,392
Series D, AGMC Insured, 5.00%, 7/01/36.	1,125,000	1,275,795
Series D, AGMC Insured, 5.00%, 7/01/37.	1,000,000	1,132,360
St. Louis County IDA Senior Living Facilities Revenue,
Friendship Village, St. Louis Obligated Group, Refunding, 5.00%, 9/01/32	515,000	569,096
Friendship Village, St. Louis Obligated Group, Refunding, 5.00%, 9/01/37	1,195,000	1,308,740
Friendship Village, St. Louis Obligated Group, Refunding, 5.00%, 9/01/48	8,095,000	8,793,032
Friendship Village Chesterfield, Pre-Refunded, 5.00%, 9/01/42.	3,165,000	3,536,888
Friendship Village Sunset Hills, Series A, 5.875%, 9/01/43	7,000,000	7,950,880
St. Louis County School District No. 101 Affton GO,
Direct Deposit Program, Series A, 5.00%, 3/01/32	1,500,000	1,741,620
Direct Deposit Program, Series A, 5.00%, 3/01/33	1,595,000	1,843,932
Direct Deposit Program, Series A, 5.00%, 3/01/34	1,700,000	1,961,069
Direct Deposit Program, Series A, 5.00%, 3/01/35	1,810,000	2,081,953
Direct Deposit Program, Series A, 5.00%, 3/01/36	1,920,000	2,200,550
St. Louis Municipal Finance Corp. Leasehold Revenue, Convention Center Capital Improvement, Series
B, Assured Guaranty, Pre-Refunded, 5.375%, 7/15/38	22,725,000	23,634,454
		983,639,360
U.S. Territories 2.0%
Guam 0.6%
Guam Power Authority Revenue, Refunding, Series A, AGMC Insured, 5.00%, 10/01/25	5,420,000	5,941,675

|99

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Missouri Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
U.S. Territories (continued)
Puerto Rico 1.4%
[b] Puerto Rico Electric Power Authority Power Revenue,
Series WW, 5.50%, 7/01/38	$19,320,000	$7,679,700
Series XX, 5.75%, 7/01/36	6,000,000	2,385,000
Series XX, 5.25%, 7/01/40	10,000,000	3,975,000
		14,039,700
Total U.S. Territories		19,981,375
Total Municipal Bonds before Short Term Investments (Cost $992,593,924)		1,003,620,735

Short Term Investments (Cost $1,400,000) 0.2%

Municipal Bonds 0.2%
Missouri 0.2%
[c] Missouri State Health and Educational Facilities Authority Educational Facilities Revenue, Kansas City Art
Institute, LOC Commerce Bank, Daily VRDN and Put, 0.95%, 12/01/35	1,400,000	1,400,000
Total Investments (Cost $993,993,924) 99.6%.		1,005,020,735
Other Assets, less Liabilities 0.4%.		4,417,992
Net Assets 100.0%		$1,009,438,727

See Abbreviations on page 136.

aSecurity purchased on a when-issued basis.
bDefaulted security or security for which income has been deemed uncollectible.
cVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

| 100

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2018 (unaudited)
Franklin New Jersey Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 98.4%
Delaware 0.7%
Delaware River and Bay Authority Revenue, Series A, 5.00%, 1/01/42	$6,000,000	$6,530,700
New Jersey 83.8%
Cape May County Industrial PCFA, PCR, Atlantic City Electric Co. Project, Refunding, Series A, NATL
Insured, 6.80%, 3/01/21	5,400,000	5,962,896
Cumberland County Improvement Authority Revenue, Technical High School Project, AGMC Insured,
5.00%, 9/01/39	2,000,000	2,224,840
Gloucester County Improvement Authority Revenue, Rowan University Business and Engineering School
Projects, Series C, 5.00%, 7/01/44	3,500,000	3,835,615
Hudson County Improvement Authority Lease Revenue, County Secured, Hudson County Vocational-
Technical Schools Project, 5.00%, 5/01/46	6,000,000	6,802,980
Hudson County Improvement Authority Parking Revenue, County-Guaranteed, Harrison Parking Facility
Redevelopment Project, Series C, Assured Guaranty, 5.125%, 1/01/34	2,000,000	2,036,440
Middlesex County COP, Capital Appreciation, NATL Insured, zero cpn., 6/15/24	1,000,000	841,610
Middlesex County Improvement Authority Lease Revenue, County Guaranteed, Regional Educational
Services Commission Projects, Pre-Refunded, 5.25%, 12/15/33	3,000,000	3,058,080
New Brunswick Parking Authority Revenue, City Guaranteed, Refunding, Series A, BAM Insured, 5.00%,
9/01/39	5,000,000	5,666,600
New Jersey EDA,
GO Lease Revenue, Rutgers University, College Avenue Redevelopment Project, 5.00%, 6/15/38	5,000,000	5,535,050
GO Lease Revenue, Rutgers University, College Avenue Redevelopment Project, 5.00%, 6/15/46	7,500,000	8,272,875
New Jersey EDA Revenue,
Cigarette Tax, Refunding, 5.00%, 6/15/28	3,000,000	3,200,310
Cigarette Tax, Refunding, 5.00%, 6/15/29	1,000,000	1,064,820
Cigarette Tax, Refunding, Assured Guaranty, 5.00%, 6/15/22	10,000,000	10,916,700
Montclair State University Student Housing Project, Provident Group, Montclair Properties LLC, Series
A, Pre-Refunded, 5.875%, 6/01/42	17,950,000	19,378,461
Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28	15,000,000	15,032,850
Provident Group-Kean Properties LLC, Kean University Student Housing Project, Series A, 5.00%,
7/01/32	640,000	702,611
Provident Group-Kean Properties LLC, Kean University Student Housing Project, Series A, 5.00%,
7/01/37	600,000	649,968
Provident Group-Kean Properties LLC, Kean University Student Housing Project, Series A, 5.00%,
7/01/47	1,500,000	1,610,190
Provident Group-Montclair Properties LLC, State University Student Housing Project, Refunding,
AGMC Insured, 5.00%, 6/01/37	3,000,000	3,369,180
Provident Group-Montclair Properties LLC, State University Student Housing Project, Refunding,
AGMC Insured, 5.00%, 6/01/42	3,000,000	3,349,470
Provident Group-Rowan Properties LLC, Rowan University Student Housing Project, Series A, 5.00%,
1/01/48	7,000,000	7,430,080
School Facilities Construction, Refunding, Series K, NATL Insured, 5.25%, 12/15/21	10,000,000	10,856,600
School Facilities Construction, Refunding, Series N-1, NATL Insured, 5.50%, 9/01/27	8,660,000	10,204,251
School Facilities Construction, Series WW, 5.00%, 6/15/37	4,760,000	5,052,169
School Facilities Construction, Series Z, Assured Guaranty, 5.50%, 12/15/34	25,000	25,486
School Facilities Construction, Series Z, Assured Guaranty, Pre-Refunded, 5.50%, 12/15/34	1,960,000	2,000,533
School Facilities Construction, Series Z, Assured Guaranty, Pre-Refunded, 5.50%, 12/15/34	1,015,000	1,035,716
New Jersey EDA Water Facilities Revenue,
New Jersey-American Water Co. Inc. Project, Refunding, Series A, 5.70%, 10/01/39	10,000,000	10,424,800
New Jersey-American Water Co. Inc. Project, Refunding, Series B, 5.00%, 10/01/39	8,750,000	9,090,112

Quarterly Statement of Investments | See Notes to Statements of Investments. | 101

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New Jersey Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority Revenue,
Atlantic Health System Hospital Corp. Issue, Pre-Refunded, 6.00%, 7/01/41	$10,600,000	$11,891,928
Atlantic Health System Hospital Corp. Issue, Refunding, 4.00%, 7/01/41	10,000,000	10,211,100
Atlantic Health System Hospital Corp. Issue, Refunding, Series A, 5.00%, 7/01/27	220,000	220,609
Atlantic Health System Hospital Corp. Issue, Series A, Pre-Refunded, 5.00%, 7/01/27	7,780,000	7,800,539
Barnabas Health Issue, Series A, Pre-Refunded, 5.625%, 7/01/32	5,500,000	6,100,325
Barnabas Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/44	15,530,000	16,972,271
Hackensack Meridian Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/38.	3,000,000	3,452,940
Hackensack Meridian Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/39.	5,000,000	5,746,350
Hunterdon Medical Center Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/45	2,650,000	2,883,916
Inspira Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/37	1,600,000	1,811,776
Inspira Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/46	18,500,000	20,588,280
Inspira Health Obligated Group Issue, Series A, 5.00%, 7/01/42	8,000,000	9,012,080
Inspira Health Obligated Group Issue, Series A, 4.00%, 7/01/47	8,700,000	8,839,026
Meridian Health System Obligated Group Issue, Refunding, 5.00%, 7/01/27	2,500,000	2,751,875
Meridian Health System Obligated Group Issue, Tranche II, Assured Guaranty, Pre-Refunded, 5.00%,
7/01/38	1,000,000	1,002,640
Robert Wood Johnson University Hospital Issue, Series A, 5.00%, 7/01/43	3,650,000	4,041,901
Robert Wood Johnson University Hospital Issue, Series A, 5.50%, 7/01/43	4,000,000	4,529,800
RWJ Barnabas Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/43	15,000,000	16,738,050
St. Luke’s Warren Hospital Obligated Group Issue, Refunding, 5.00%, 8/15/31	2,935,000	3,219,871
St. Luke’s Warren Hospital Obligated Group Issue, Refunding, 5.00%, 8/15/34	1,500,000	1,633,515
St. Peter’s University Hospital Obligated Group Issue, Refunding, 6.00%, 7/01/26	1,000,000	1,068,040
St. Peter’s University Hospital Obligated Group Issue, Refunding, 6.25%, 7/01/35	3,400,000	3,655,850
Virtua Health Issue, Series A, Assured Guaranty, 5.50%, 7/01/38	10,000,000	10,393,100
New Jersey Health Care Facilities Financing Authority State Contract Revenue,
Hospital Asset Transformation Program, Series A, Pre-Refunded, 5.75%, 10/01/31	10,000,000	10,505,100
Hospital Asset Transformation Program, Series A, Pre-Refunded, 5.25%, 10/01/38	8,445,000	8,544,820
New Jersey Institute of Technology GO,
Series A, 5.00%, 7/01/42	4,860,000	5,267,025
Series A, 5.00%, 7/01/45	6,000,000	6,706,980
Series A, Pre-Refunded, 5.00%, 7/01/42	2,140,000	2,393,569
New Jersey State COP, Equipment Lease Purchase Agreement, Series A, Pre-Refunded, 5.25%, 6/15/29	1,000,000	1,035,480
New Jersey State Educational Facilities Authority Revenue,
Kean University Issue, Refunding, Series D, BAM Insured, 4.00%, 9/01/38	1,150,000	1,201,497
Kean University Issue, Refunding, Series H, AGMC Insured, 5.00%, 7/01/34	2,205,000	2,479,699
Kean University Issue, Refunding, Series H, AGMC Insured, 5.00%, 7/01/35	5,000,000	5,609,400
Kean University Issue, Series A, Pre-Refunded, 5.50%, 9/01/36	8,500,000	8,877,740
Montclair State University Issue, Refunding, Series A, 5.00%, 7/01/44	10,415,000	11,606,580
Montclair State University Issue, Refunding, Series B, 5.00%, 7/01/34	1,325,000	1,512,739
Montclair State University Issue, Refunding, Series D, 5.00%, 7/01/35	2,245,000	2,533,842
Montclair State University Issue, Refunding, Series D, 5.00%, 7/01/36	1,210,000	1,362,387
Montclair State University Issue, Series A, 5.00%, 7/01/39	5,000,000	5,586,800
Montclair State University Issue, Series J, Pre-Refunded, 5.25%, 7/01/38.	2,000,000	2,005,720
Princeton University, Refunding, Series B, 5.00%, 7/01/44	15,000,000	16,974,600
Princeton University, Series B, 5.00%, 7/01/39.	15,000,000	16,242,000
Princeton University, Series B, 4.375%, 7/01/41	10,000,000	10,533,300
Ramapo College of New Jersey Issue, Series A, AGMC insured, 5.00%, 7/01/35	3,955,000	4,531,876
Ramapo College of New Jersey Issue, Series B, 5.00%, 7/01/37	1,000,000	1,090,190
Ramapo College of New Jersey Issue, Series B, 5.00%, 7/01/42	1,000,000	1,088,170
The Richard Stockton College of New Jersey Issue, Series A, Pre-Refunded, 5.375%, 7/01/38.	5,000,000	5,014,750
Seton Hall University Issue, Refunding, Series C, 5.00%, 7/01/34	400,000	446,324

| 102

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New Jersey Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New Jersey (continued)
New Jersey State Educational Facilities Authority Revenue, (continued)
Seton Hall University Issue, Refunding, Series C, 5.00%, 7/01/37	$1,300,000	$1,443,598
Seton Hall University Issue, Refunding, Series D, 5.00%, 7/01/42	3,945,000	4,444,082
Seton Hall University Issue, Series E, Pre-Refunded, 6.25%, 7/01/37.	5,000,000	5,242,350
Stevens Institute of Technology Issue, Refunding, Series A, 5.00%, 7/01/42	7,250,000	8,167,197
Stevens Institute of Technology Issue, Refunding, Series A, 5.00%, 7/01/47	4,085,000	4,578,019
Stevens Institute of Technology Issue, Series I, ETM, 5.00%, 7/01/18	100,000	100,267
Stevens Institute of Technology Issue, Series I, ETM, 5.00%, 7/01/28	710,000	810,948
The William Paterson University of New Jersey Issue, Refunding, Series C, Assured Guaranty, 5.00%,
7/01/38	395,000	395,857
New Jersey State Higher Education Assistance Authority Student Loan Revenue,
Refunding, Series 1, 5.875%, 12/01/33.	2,140,000	2,319,589
Refunding, Series 1A, 5.125%, 12/01/27	2,670,000	2,771,193
Refunding, Series 1A, 5.25%, 12/01/28	2,680,000	2,786,048
Series 2, 5.00%, 12/01/26.	580,000	609,789
Series 2, 5.00%, 12/01/27.	425,000	446,620
Series 2, 5.00%, 12/01/28.	440,000	462,273
Series 2, 5.00%, 12/01/30.	1,500,000	1,589,295
Series 2, 5.00%, 12/01/36.	1,000,000	1,058,290
Series A, 5.625%, 6/01/30	14,500,000	14,994,595
Series A, Assured Guaranty, 6.125%, 6/01/30	4,730,000	4,730,000
New Jersey State Housing and Mortgage Finance Agency MFHR, Series I, 5.75%, 11/01/38	2,490,000	2,493,760
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, 5.25%, 6/15/31	10,000,000	10,705,400
Transportation System, Capital Appreciation, Series A, zero cpn., 12/15/29	5,000,000	3,044,200
Transportation System, Capital Appreciation, Series A, zero cpn., 12/15/32	10,000,000	5,283,000
Transportation System, Capital Appreciation, Series C, AGMC Insured, zero cpn., 12/15/33	10,000,000	5,364,900
Transportation System, Series A, 6.00%, 12/15/38	16,110,000	16,431,072
Transportation System, Series A, 5.50%, 6/15/41	5,000,000	5,239,650
Transportation System, Series A, AGMC Insured, 5.00%, 12/15/34	15,000,000	15,030,750
Transportation System, Series A, AMBAC Insured, 5.00%, 12/15/32	10,000,000	10,020,600
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	8,890,000	9,097,226
New Jersey State Turnpike Authority Revenue,
Turnpike, Refunding, Series B, 5.00%, 1/01/40	20,745,000	23,932,677
Turnpike, Refunding, Series G, 4.00%, 1/01/43	5,000,000	5,181,200
Turnpike, Series A, 5.00%, 1/01/34	6,505,000	7,492,719
Turnpike, Series A, 5.00%, 1/01/35	3,495,000	4,014,287
Turnpike, Series E, Pre-Refunded, 5.25%, 1/01/40.	30,000,000	30,629,100
Turnpike, Series H, Pre-Refunded, 5.00%, 1/01/36	14,000,000	14,273,560
Turnpike, Series I, Pre-Refunded, 5.00%, 1/01/35	5,000,000	5,249,700
Newark Housing Authority Port Authority Revenue, Newark Marine Terminal, City of Newark
Redevelopment Projects, Refunding, 4.00%, 1/01/37	20,745,000	21,975,593
North Hudson Sewerage Authority Gross Revenue, Lease Certificates, Refunding, Series A, 5.00%,
6/01/42	17,800,000	19,178,432
Passaic County Improvement Authority County Guaranteed Parking Revenue, 200 Hospital Plaza Corp.
Project, Pre-Refunded, 5.00%, 5/01/42	3,200,000	3,391,808
Rutgers State University GO,
Series F, Pre-Refunded, 5.00%, 5/01/39	20,000,000	20,601,200
Series L, 5.00%, 5/01/43	12,000,000	13,336,320
Salem County PCFA, PCR, Atlantic City Electric Co. Project, Refunding, Series A, 4.875%, 6/01/29	5,000,000	5,212,300

| 103

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New Jersey Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New Jersey (continued)
Sussex County Municipal Utilities Authority Wastewater Facilities Revenue,
Capital Appreciation, Series B, AGMC Insured, Pre-Refunded, zero cpn., 12/01/35	$2,815,000	$1,106,126
Capital Appreciation, Series B, AGMC Insured, Pre-Refunded, zero cpn., 12/01/36	2,810,000	1,040,178
Capital Appreciation, Series B, AGMC Insured, Pre-Refunded, zero cpn., 12/01/37	2,815,000	983,082
Capital Appreciation, Series B, AGMC Insured, Pre-Refunded, zero cpn., 12/01/38	2,810,000	923,816
		765,530,329
New York 8.6%
Port Authority of New York and New Jersey Revenue,
Consolidated, One Hundred Fifty-Third Series, Refunding, 5.00%, 7/15/38	8,850,000	8,886,019
Consolidated, One Hundred Sixty-First Series, 5.00%, 10/15/33	10,000,000	10,424,900
Consolidated, Refunding, One Hundred Seventy-First Series, 5.00%, 7/15/30.	12,200,000	13,340,212
Consolidated, Refunding, One Hundred Seventy-Ninth Series, 5.00%, 12/01/38	15,000,000	16,855,800
Consolidated, Refunding, One Hundred Sixtieth Series, 5.00%, 9/15/36	15,000,000	15,590,850
Consolidated, Refunding, One Hundred Sixty-Sixth Series, 5.25%, 7/15/36	5,000,000	5,399,750
Port Authority of New York and New Jersey Special Project Revenue, JFK International Air Terminal LLC
Project, NATL Insured, 5.75%, 12/01/22	8,000,000	8,372,000
		78,869,531
Pennsylvania 4.4%
Delaware River Joint Toll Bridge Commission Revenue, Bridge System, 5.00%, 7/01/42	12,500,000	14,397,875
Delaware River Port Authority Revenue,
5.00%, 1/01/37	10,000,000	11,051,900
Series E, 5.00%, 1/01/35	14,000,000	14,607,740
		40,057,515
U.S. Territories 0.9%
Puerto Rico 0.9%
[a] Puerto Rico Electric Power Authority Power Revenue,
Series WW, 5.50%, 7/01/38.	16,620,000	6,606,450
Series XX, 5.25%, 7/01/40	3,125,000	1,242,188
		7,848,638
Total Municipal Bonds before Short Term Investments (Cost $877,744,218)		898,836,713

Short Term Investments (Cost $1,600,000) 0.2%

Municipal Bonds 0.2%
New Jersey 0.2%
[b] New Jersey Health Care Facilities Financing Authority Revenue, Virtua Health Issue, Series B, LOC
JPMorgan Chase Bank, Daily VRDN and Put, 0.77%, 7/01/43	1,600,000	1,600,000
Total Investments (Cost $879,344,218) 98.6%		900,436,713
Other Assets, less Liabilities 1.4%		13,116,799
Net Assets 100.0%.		$913,553,512

See Abbreviations on page 136.

aDefaulted security or security for which income has been deemed uncollectible.
bVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

| 104

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2018 (unaudited)
Franklin North Carolina Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 99.3%
North Carolina 97.9%
Buncombe County Limited Obligation Revenue, Refunding, 5.00%, 6/01/34	$3,000,000	$3,434,880
Cape Fear Public Utility Authority Water and Sewer System Revenue,
Pre-Refunded, 5.00%, 8/01/35	5,000,000	5,027,850
Pre-Refunded, 5.00%, 8/01/36	8,000,000	8,741,120
Refunding, 5.00%, 6/01/40	2,250,000	2,527,897
Cary Combined Enterprise System Revenue,
5.00%, 12/01/41	1,710,000	1,993,963
Pre-Refunded, 5.00%, 12/01/42.	10,000,000	11,287,200
Charlotte Airport Revenue,
Charlotte Douglas International Airport, Refunding, Series A, 5.50%, 7/01/34	3,765,000	4,041,840
Charlotte Douglas International Airport, Series A, 5.00%, 7/01/39	3,000,000	3,170,040
Charlotte Douglas International Airport, Series A, 5.00%, 7/01/41	10,000,000	10,793,900
Charlotte COP,
Cultural Arts Facilities, Refunding, Series E, 5.00%, 6/01/39	6,000,000	6,166,260
Transit Projects, Phase II, Refunding, Series A, 5.00%, 6/01/33.	2,500,000	2,506,225
Charlotte Storm Water Fee Revenue, Refunding, 5.00%, 12/01/39	7,970,000	9,075,200
Charlotte Water and Sewer System Revenue,
5.00%, 7/01/38	6,775,000	6,793,089
Refunding, 4.00%, 7/01/37	5,000,000	5,382,250
Refunding, 5.00%, 7/01/40	10,000,000	11,520,700
Refunding, Series B, 5.00%, 7/01/38	10,000,000	10,617,100
The Charlotte-Mecklenburg Hospital Authority Health Care Revenue,
Carolinas HealthCare System, Refunding, Series A, 5.25%, 1/15/34	4,000,000	4,084,520
Carolinas HealthCare System, Refunding, Series A, 5.00%, 1/15/38	5,000,000	5,632,500
Carolinas HealthCare System, Refunding, Series A, 5.00%, 1/15/40	20,000,000	22,458,000
Carolinas HealthCare System, Series A, 5.125%, 1/15/37	4,000,000	4,313,520
Carolinas HealthCare System, Series A, 5.25%, 1/15/42	10,000,000	10,783,600
Columbus County Industrial Facilities and PCFA Revenue, Recovery Zone Facility, International Paper Co.
Projects, Series A, 5.70%, 5/01/34	2,500,000	2,678,625
Dare County Utilities Systems Revenue, Pre-Refunded, 5.00%, 2/01/41	5,000,000	5,401,200
Durham County COP, Series A, Pre-Refunded, 5.00%, 6/01/31	4,000,000	4,128,840
Durham Utility System Revenue, Pre-Refunded, 5.00%, 6/01/41	4,000,000	4,360,160
Greensboro Combined Enterprise System Revenue, Green Bonds, Refunding, Series A, 4.00%, 6/01/47	9,750,000	10,253,977
Greenville Utilities Commission Combined Enterprise System Revenue,
Refunding, 4.00%, 4/01/46	4,225,000	4,418,420
Series A, AGMC Insured, Pre-Refunded, 5.00%, 11/01/33	6,000,000	6,083,820
Guilford County GO, Public Improvement, Series B, 4.00%, 5/01/33	5,000,000	5,392,300
Harnett County COP,
Assured Guaranty, Pre-Refunded, 5.00%, 6/01/28	1,000,000	1,032,210
Assured Guaranty, Pre-Refunded, 5.00%, 6/01/29	500,000	516,105
High Point Combined Enterprise System Revenue, AGMC Insured, Pre-Refunded, 5.00%, 11/01/33	4,000,000	4,055,880
Iredell County COP,
Iredell County Public Improvement Projects, AGMC Insured, Pre-Refunded, 5.125%, 6/01/27	4,000,000	4,000,000
Iredell County Public Improvement Projects, AGMC Insured, Pre-Refunded, 5.00%, 6/01/28.	1,000,000	1,000,000
Mecklenburg County COP, Series A, Pre-Refunded, 5.00%, 2/01/28.	350,000	357,777
Mecklenburg County GO,
Public Improvement, Series A, 4.00%, 4/01/30	5,000,000	5,466,100
Series A, 5.00%, 4/01/28	5,000,000	5,848,050
Series A, 5.00%, 4/01/29	5,000,000	5,834,300

Quarterly Statement of Investments | See Notes to Statements of Investments. | 105

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin North Carolina Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
North Carolina (continued)
Monroe COP,
Assured Guaranty, Pre-Refunded, 5.50%, 3/01/34	$2,425,000	$2,494,379
Assured Guaranty, Pre-Refunded, 5.50%, 3/01/39	1,085,000	1,116,042
Nash Health Care System Health Care Facilities Revenue,
5.00%, 11/01/41	5,000,000	5,286,550
AGMC Insured, 5.00%, 11/01/30	2,250,000	2,273,085
New Hanover County Hospital Revenue,
New Hanover Regional Medical Center, Refunding, 5.00%, 10/01/42	5,000,000	5,668,700
New Hanover Regional Medical Center, Refunding, 5.00%, 10/01/47	7,190,000	8,047,479
New Hanover Regional Medical Center Project, Series B, AGMC Insured, Pre-Refunded, 5.00%,
10/01/27	3,500,000	3,647,315
New Hanover Regional Medical Center Project, Series B, AGMC Insured, Pre-Refunded, 5.125%,
10/01/31	8,385,000	8,751,592
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue,
Wake Forest University, Pre-Refunded, 5.00%, 1/01/38	25,000,000	25,488,500
Wake Forest University, Refunding, 4.00%, 1/01/35	5,000,000	5,341,300
Wake Forest University, Refunding, 4.00%, 1/01/36	5,000,000	5,326,550
Wake Forest University, Refunding, 4.00%, 1/01/38	5,000,000	5,286,200
Wake Forest University, Refunding, 4.00%, 1/01/39	5,000,000	5,282,550
North Carolina Capital Facilities Finance Agency Revenue,
Davidson College, 5.00%, 3/01/40	4,000,000	4,357,920
Davidson College, 5.00%, 3/01/45	3,500,000	3,805,340
Duke University Project, Refunding, Series B, 5.00%, 10/01/41	13,585,000	15,532,002
Duke University Project, Refunding, Series B, 5.00%, 7/01/42	11,000,000	12,741,300
Duke University Project, Refunding, Series B, 4.00%, 10/01/44	5,085,000	5,338,284
Duke University Project, Refunding, Series B, 5.00%, 10/01/44	10,000,000	11,567,000
Duke University Project, Series B, Pre-Refunded, 5.00%, 10/01/38	20,000,000	20,551,400
Methodist University, 5.00%, 3/01/34	1,500,000	1,591,170
North Carolina Eastern Municipal Power Agency Power System Revenue, Series C, Pre-Refunded, 6.75%,
1/01/24	3,500,000	3,601,255
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue,
Refunding, Series A, 5.00%, 1/01/26	800,000	814,432
Refunding, Series A, 5.00%, 1/01/30	1,400,000	1,424,850
Refunding, Series A, 5.00%, 1/01/32	4,200,000	4,820,466
Refunding, Series B, 5.00%, 1/01/21	5,000,000	5,228,150
Series A, Pre-Refunded, 5.00%, 1/01/26	1,700,000	1,733,218
Series A, Pre-Refunded, 5.00%, 1/01/30	3,270,000	3,333,896
North Carolina State Capital Improvement Limited Obligation Revenue, Series C, Pre-Refunded, 5.00%,
5/01/29	10,000,000	10,875,900
North Carolina State GO,
Public Improvement, Series A, Pre-Refunded, 5.00%, 5/01/23.	10,000,000	10,580,100
Public Improvement, Series A, Pre-Refunded, 5.00%, 5/01/24.	10,000,000	10,580,100
Refunding, Series A, 5.00%, 6/01/23	5,000,000	5,722,000
Refunding, Series B, 5.00%, 6/01/19	5,000,000	5,165,100
North Carolina State Medical Care Commission Health Care Facilities Revenue,
Appalachian Regional Healthcare System, Refunding, Series A, 6.50%, 7/01/31	5,000,000	5,479,400
Appalachian Regional Healthcare System, Refunding, Series A, 6.625%, 7/01/34	6,000,000	6,589,680
Duke University Health System, Refunding, Series D, 4.00%, 6/01/42	7,000,000	7,331,730
Duke University Health System, Series A, 5.00%, 6/01/42	10,000,000	10,924,200
Duke University Health System, Series A, Pre-Refunded, 5.00%, 6/01/42	11,500,000	11,876,165
Duke University Health System, Series A, Pre-Refunded, 5.00%, 6/01/42	8,150,000	8,659,619
Novant Health Obligated Group, Refunding, Series A, 5.00%, 11/01/46	20,000,000	21,969,000

| 106

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin North Carolina Tax-Free Income Fund (continued)
		Principal
		Amount	Value

Municipal Bonds (continued)
North Carolina (continued)
North Carolina State Medical Care Commission Health Care Facilities Revenue, (continued)
Presbyterian Homes, Refunding, Series C, 5.00%, 10/01/31		$5,000,000	$5,636,300
Rex Healthcare, Refunding, Series A, 5.00%, 7/01/30		5,000,000	5,260,500
Scotland Memorial Hospital Project, Assured Guaranty, 5.50%, 10/01/19		160,000	160,426
Scotland Memorial Hospital Project, Assured Guaranty, 5.50%, 10/01/29		1,220,000	1,223,892
University Health System, Series D, Pre-Refunded, 6.25%, 12/01/33		10,000,000	10,223,300
Vidant Health, 5.00%, 6/01/40		5,000,000	5,536,700
Vidant Health, Refunding, Series A, 5.00%, 6/01/36		5,000,000	5,426,500
WakeMed Project, Refunding, Series A, 5.00%, 10/01/38		5,000,000	5,483,400
North Carolina State Medical Care Commission Health System Revenue,
Mission Health Combined Group, Refunding, 5.00%, 10/01/33		1,535,000	1,607,130
Mission Health Combined Group, Refunding, 5.00%, 10/01/35		1,625,000	1,703,894
Mission Health Combined Group, Refunding, 5.00%, 10/01/36		10,000,000	10,454,500
North Carolina State Medical Care Commission Hospital Revenue, North Carolina Baptist Hospital,
Refunding, 5.00%, 6/01/34		10,000,000	10,562,800
North Carolina State Medical Care Commission Retirement Facilities First Mortgage Revenue,
The United Methodist Retirement Homes, Refunding, Series A, 5.00%, 10/01/37		1,200,000	1,321,584
The United Methodist Retirement Homes, Refunding, Series A, 5.00%, 10/01/42		1,250,000	1,376,650
The United Methodist Retirement Homes, Refunding, Series A, 5.00%, 10/01/47		2,540,000	2,771,216
North Carolina State Ports Authority Port Facilities Revenue, senior lien, Refunding, Series A, 5.25%,
2/01/40		6,000,000	6,275,160
North Carolina State University at Raleigh Revenue,
General, Refunding, Series A, 5.00%, 10/01/33		5,595,000	6,306,013
General, Refunding, Series A, 5.00%, 10/01/42		8,980,000	10,025,990
North Carolina Turnpike Authority Revenue,
Monroe Connector System, State Appropriated, 5.00%, 7/01/41		5,000,000	5,403,150
Monroe Expressway Toll, Refunding, Series A, 5.00%, 7/01/47		2,500,000	2,734,125
Triangle Expressway System, senior lien, Refunding, AGMC Insured, 5.00%, 1/01/31		1,000,000	1,159,220
Triangle Expressway System, senior lien, Refunding, AGMC Insured, 5.00%, 1/01/39		1,200,000	1,367,592
Triangle Expressway System, senior lien, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 1/01/29	.	6,400,000	6,541,440
Triangle Expressway System, senior lien, Series A, Assured Guaranty, Pre-Refunded, 5.75%, 1/01/39	.	12,120,000	12,405,184
Triangle Expressway System, Appropriation, Refunding, Series A, 4.00%, 1/01/39		7,500,000	7,946,850
Oak Island Enterprise System Revenue,
AGMC Insured, Refunding, 5.00%, 6/01/33		1,000,000	1,157,450
Assured Guaranty, Pre-Refunded, 6.00%, 6/01/34		1,540,000	1,604,680
Assured Guaranty, Pre-Refunded, 6.00%, 6/01/36		1,000,000	1,042,000
Pitt County Revenue, Limited Obligation, Assured Guaranty, Pre-Refunded, 5.00%, 4/01/34		1,000,000	1,057,360
Raleigh Combined Enterprise System Revenue,
Pre-Refunded, 5.00%, 3/01/40		11,915,000	12,900,132
Refunding, Series A, 5.00%, 3/01/43		10,000,000	11,148,800
Refunding, Series B, 4.00%, 3/01/34		1,000,000	1,069,210
Series A, 4.00%, 3/01/46		10,000,000	10,511,900
Raleigh GO, Refunding, Series A, 5.00%, 9/01/26		5,000,000	6,012,250
Raleigh-Durham Airport Authority Airport Revenue,
Refunding, Series A, 5.00%, 5/01/27		350,000	405,192
Refunding, Series A, 5.00%, 5/01/29		1,000,000	1,150,160
Refunding, Series A, 5.00%, 5/01/30		550,000	630,344
Refunding, Series A, 5.00%, 5/01/36		10,785,000	11,356,497
Union County Enterprise System Revenue, 5.00%, 6/01/34.		1,000,000	1,147,750

| 107

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin North Carolina Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
North Carolina (continued)
University of North Carolina at Charlotte Revenue,
General, Board of Governors, 5.00%, 4/01/43	$5,000,000	$5,638,800
General, Board of Governors, 5.00%, 4/01/45	9,450,000	10,645,519
General, Board of Governors, Refunding, 5.00%, 10/01/42	4,500,000	5,187,600
General, Board of Governors, Refunding, 5.00%, 10/01/47	5,000,000	5,742,200
General, Board of Governors, Refunding, Series A, 4.00%, 10/01/40	2,250,000	2,371,748
General, Board of Governors, Series A, Pre-Refunded, 5.00%, 4/01/37	12,995,000	14,428,348
General, Board of Governors, Series A, Pre-Refunded, 5.00%, 4/01/41	18,000,000	19,985,400
University of North Carolina at Greensboro Revenue,
General, Board of Governors, 5.00%, 4/01/39	3,500,000	3,947,160
[a] General, Board of Governors, 5.00%, 4/01/43	2,500,000	2,906,275
General, Board of Governors, Refunding, 4.00%, 4/01/35.	1,205,000	1,282,542
General, Board of Governors, Refunding, 4.00%, 4/01/36.	1,000,000	1,060,880
General, Board of Governors, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 4/01/34	1,000,000	1,027,570
University of North Carolina at Wilmington Revenue, Student Housing Projects, Limited Obligation,
Refunding, 5.00%, 6/01/37	3,000,000	3,394,080
University of North Carolina Hospitals at Chapel Hill Revenue, Board of Governors, 5.00%, 2/01/46	4,265,000	4,773,217
University of North Carolina System Pool Revenue,
Series A, Assured Guaranty, 5.00%, 10/01/33	160,000	161,610
Series A, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/33	3,125,000	3,159,938
Wake County GO, Public Improvement, Refunding, Series A, 5.00%, 3/01/30	8,000,000	9,750,400
Wake County Revenue,
Limited Obligation, Pre-Refunded, 5.00%, 1/01/33	10,820,000	11,360,351
Limited Obligation, Pre-Refunded, 5.00%, 6/01/36	5,000,000	5,163,550
Limited Obligation, Pre-Refunded, 5.00%, 1/01/37	12,000,000	12,599,280
Western Carolina University Research and Development Corp. COP, Western Carolina University Student
Housing Project, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/39	5,000,000	5,000,000
Wilmington Storm Water Fee Revenue, Refunding, AMBAC Insured, 5.00%, 6/01/33	225,000	225,610
Winston-Salem City Water and Sewer System Revenue,
4.00%, 6/01/47	5,000,000	5,286,350
Pre-Refunded, 5.00%, 6/01/39	5,000,000	5,163,550
Refunding, Series A, 5.00%, 6/01/33	2,350,000	2,662,456
Refunding, Series A, 4.00%, 6/01/34	1,350,000	1,447,281
Refunding, Series A, 4.00%, 6/01/37	5,000,000	5,305,450
		857,167,743
U.S. Territories 1.4%
Puerto Rico 1.4%
[b] Puerto Rico Electric Power Authority Power Revenue,
Series WW, 5.25%, 7/01/33.	6,500,000	2,583,750
Series WW, 5.50%, 7/01/38.	5,200,000	2,067,000
Series XX, 5.25%, 7/01/40	19,135,000	7,606,163
		12,256,913
Total Municipal Bonds before Short Term Investments (Cost $863,932,753)		869,424,656

| 108

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin North Carolina Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Short Term Investments (Cost $200,000) 0.0%†

Municipal Bonds 0.0%†
North Carolina 0.0%†
[c] The Charlotte-Mecklenburg Hospital Authority Health Care Revenue, Carolinas HealthCare System,
Refunding, Series C, SPA JPMorgan Chase Bank, Daily VRDN and Put, 0.90%, 1/15/37	$200,000	$200,000
Total Investments (Cost $864,132,753) 99.3%		869,624,656
Other Assets, less Liabilities 0.7%		6,336,905
Net Assets 100.0%.		$875,961,561

See Abbreviations on page 136.

†Rounds to less than 0.1% of net assets.
aSecurity purchased on a when-issued basis.
bDefaulted security or security for which income has been deemed uncollectible.
cVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

| 109

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2018 (unaudited)

Franklin Ohio Tax-Free Income Fund

	Principal
	Amount	Value

Municipal Bonds 99.0%
Ohio 99.0%
Akron Income Tax Revenue,
Community Learning Centers, Pre-Refunded, 5.00%, 12/01/33	$4,250,000	$4,745,465
Community Learning Centers, Series A, Pre-Refunded, 4.50%, 12/01/33.	10,000,000	10,527,900
Akron Waterworks System Mortgage Revenue, Improvement and Refunding, Assured Guaranty, 5.00%,
3/01/34	1,000,000	1,021,500
Allen County Hospital Facilities Revenue,
Catholic Healthcare Partners, Series A, Pre-Refunded, 5.25%, 6/01/38	15,000,000	15,980,550
Catholic Healthcare Partners, Series B, Pre-Refunded, 5.25%, 9/01/27	7,570,000	8,118,522
American Municipal Power Inc. Revenue,
Combined Hydroelectric Projects, Green Bonds, Refunding, Series A, 5.00%, 2/15/46	7,500,000	8,365,500
Greenup Hydroelectric Project, Series A, 4.00%, 2/15/36	1,000,000	1,032,760
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/28	5,000,000	5,600,500
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/37	3,700,000	4,251,300
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/38	3,500,000	4,021,500
Prairie State Energy Campus Project, Refunding, Series A, BAM Insured, 5.25%, 2/15/31	10,000,000	11,054,500
Anthony Wayne Local School District GO, Lucas Wood and Fulton Counties, School Facilities
Construction and Improvement, Series A, 4.00%, 12/01/39	3,000,000	3,104,100
Apollo Career Center Joint Vocational School District GO, Counties of Allen Auglaize Hardin Hancock
Putnam and Van Wert, Various Purpose School Improvement, Refunding, 4.00%, 12/01/39	6,530,000	6,834,755
Ashland City School District GO, Classroom Facilities and School Improvement, Series 2, 4.00%,
11/01/49	6,685,000	6,773,576
Bath Local School District GO,
Allen County, School Improvement, AGMC Insured, 4.00%, 12/01/44	1,295,000	1,310,320
Allen County, School Improvement, AGMC Insured, 5.00%, 12/01/49	5,380,000	5,689,565
Beaver Local School District GO, School Facilities, 4.00%, 12/01/40	3,000,000	3,101,790
Bluffton Village Hospital Facilities Revenue,
Blanchard Valley Health System, Refunding, 4.00%, 12/01/33	1,655,000	1,702,449
Blanchard Valley Health System, Refunding, 4.00%, 12/01/34	1,900,000	1,946,797
Bowling Green State University Revenue, General Receipts, Refunding, Series B, 5.00%, 6/01/42	3,250,000	3,666,065
Brooklyn City School District GO,
School Improvement, AGMC Insured, Pre-Refunded, 5.25%, 12/01/43	3,000,000	3,242,670
School Improvement, AGMC Insured, Pre-Refunded, 5.50%, 12/01/49	7,780,000	8,456,471
School Improvement, Refunding, AGMC Insured, 5.00%, 12/01/38	1,905,000	2,171,090
School Improvement, Refunding, AGMC Insured, 5.00%, 12/01/49	9,000,000	10,219,500
Butler County Hospital Facilities Revenue,
Cincinnati Children’s Hospital Medical Center, Refunding, Series X, 5.00%, 5/15/29	6,750,000	8,071,312
Kettering Health Network Obligated Group Project, 6.375%, 4/01/36	5,000,000	5,551,100
Kettering Health Network Obligated Group Project, 5.625%, 4/01/41	5,000,000	5,412,050
UC Health, Refunding, 4.00%, 11/15/35.	2,000,000	2,055,480
UC Health, Refunding, 4.00%, 11/15/36.	2,140,000	2,190,761
UC Health, Refunding, 4.00%, 11/15/37.	1,500,000	1,533,180
UC Health, Refunding, 5.00%, 11/15/45.	20,270,000	22,523,619
Canal Winchester Local School District GO,
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 12/01/32	3,955,000	2,429,833
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 12/01/33	2,000,000	1,175,540
Central Solid Waste Authority GO,
Improvement, Solid Waste Facilities, Pre-Refunded, 4.00%, 12/01/32	1,505,000	1,616,927
Improvement and Refunding, Solid Waste Facilities, 4.00%, 12/01/32	15,440,000	16,200,729

Quarterly Statement of Investments | See Notes to Statements of Investments. | 110

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Ohio Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
Chillicothe City School District GO,
Capital Appreciation, School Improvement, Refunding, NATL Insured, zero cpn., 12/01/22	$1,905,000	$1,697,812
Capital Appreciation, School Improvement, Refunding, NATL Insured, zero cpn., 12/01/23	1,905,000	1,647,673
Capital Appreciation, School Improvement, Refunding, NATL Insured, zero cpn., 12/01/24	1,905,000	1,592,428
Chillicothe Hospital Facilities Revenue, Adena Health System Obligated Group Project, Refunding and
Improvement, 5.00%, 12/01/37	5,000,000	5,575,600
Cincinnati City School District GO,
Classroom Facilities Construction and Improvement, Refunding, NATL Insured, 5.25%, 12/01/27	14,900,000	18,132,257
Classroom Facilities Construction and Improvement, Refunding, NATL Insured, 5.25%, 12/01/28	8,180,000	10,066,308
Cincinnati GO, Various Purpose, Improvement and Refunding, Series A, 5.25%, 12/01/40	6,500,000	7,599,215
Cleveland Airport System Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 1/01/30	3,000,000	3,248,490
Refunding, Series A, AGMC Insured, 5.00%, 1/01/31	1,500,000	1,623,180
Series C, Assured Guaranty, 5.00%, 1/01/27	27,385,000	27,871,084
Cleveland GO, Various Purpose, Refunding, 5.00%, 12/01/30	3,000,000	3,341,070
Cleveland Municipal School District GO,
School Improvement, Refunding, 5.00%, 12/01/25	3,600,000	4,028,868
School Improvement, Refunding, 5.00%, 12/01/27	1,000,000	1,114,590
Cleveland Public Power System Revenue,
Capital Appreciation, Series B-2, NATL Insured, zero cpn., 11/15/38	10,000,000	4,432,500
Series B-1, NATL Insured, 5.00%, 11/15/28	2,000,000	2,005,120
Series B-1, NATL Insured, 5.00%, 11/15/38	10,000,000	10,024,200
Cleveland Water PCR, Green Bonds, 5.00%, 11/15/41.	2,000,000	2,255,200
Columbus GO,
Various Purpose, Refunding, Series 1, 4.00%, 4/01/30	6,000,000	6,607,860
Various Purpose, Refunding, Series 3, 5.00%, 2/15/27	5,000,000	6,010,450
Various Purpose, Series A, 5.00%, 2/15/24	12,655,000	14,608,173
Various Purpose, Series A, 5.00%, 2/15/25	5,000,000	5,757,200
Columbus Metropolitan Library Special Obligation Revenue,
Library Fund Facilities Notes, Series 1, 4.00%, 12/01/28	2,970,000	3,080,603
Library Fund Facilities Notes, Series 1, 4.00%, 12/01/29	4,125,000	4,273,582
Library Fund Facilities Notes, Series 1, 4.00%, 12/01/37	6,620,000	6,829,258
Library Fund Facilities Notes, Series 1, Pre-Refunded, 4.00%, 12/01/27	3,765,000	3,960,291
Columbus Sewerage System Revenue,
Refunding, 5.00%, 6/01/29	5,000,000	5,868,750
Refunding, 4.00%, 6/01/31	15,000,000	15,960,750
Coventry Local School District GO, School Improvement, 5.25%, 11/01/47	5,000,000	5,245,850
Cuyahoga Community College District General Receipts Revenue, Series D, 5.00%, 8/01/32	2,310,000	2,531,876
Cuyahoga County EDR, Recovery Zone Facility, Medical Mart/Convention Center Project, Series F,
5.00%, 12/01/27	15,000,000	16,077,150
Cuyahoga County Excise Tax Revenue,
Sports Facilities Improvement Project, 5.00%, 12/01/24	1,000,000	1,130,830
Sports Facilities Improvement Project, 5.00%, 12/01/25	500,000	564,590
Dayton City School District GO, School Facilities Construction and Improvement, Refunding, 5.00%,
11/01/30	5,000,000	6,035,350
Dayton Metro Library GO, Library Improvement, Series A, 4.75%, 12/01/38	20,000,000	21,447,200
Deer Park Community City School District GO, County of Hamilton, School Improvement, Refunding,
Series A, 5.25%, 12/01/53	3,000,000	3,396,600
Defiance City School District GO, Defiance and Paulding Counties, Various Purpose, Refunding, 5.00%,
12/01/46	6,635,000	7,279,391
Delaware City School District GO, School Facilities Construction and Improvement, 5.75%, 12/01/49	6,000,000	6,807,240
Delaware General Income Tax Special Obligation, 4.75%, 12/01/37	4,000,000	4,145,880

| 111

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Ohio Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
Elyria City School District GO, Classroom Facilities and School Improvement, Series A, 5.00%, 12/01/43 .	$5,500,000	$6,257,350
Franklin County Convention Facilities Authority Revenue, Tax and Lease Revenue Anticipation,
Refunding, 5.00%, 12/01/35	20,000,000	22,671,400
Franklin County Hospital Facilities Revenue,
Nationwide Children’s Hospital Project, Refunding, Series A, 4.00%, 11/01/44	7,050,000	7,267,492
Nationwide Children’s Hospital Project, Refunding, Series C, 5.00%, 11/01/34	2,600,000	3,003,780
Nationwide Children’s Hospital Project, Refunding, Series C, 4.00%, 11/01/40	5,000,000	5,162,700
OhioHealth Corp., 5.00%, 5/15/33	6,290,000	7,141,037
Franklin County Hospital Revenue, Improvement, Nationwide Children’s Hospital Project, Pre-Refunded,
5.25%, 11/01/40	15,000,000	15,720,450
Franklin County Revenue, Trinity Health Credit Group, Series OH, 5.00%, 12/01/46.	7,500,000	8,497,500
[a] Franklin County Sales Tax Revenue, Various Purpose, 5.00%, 6/01/43	8,000,000	9,470,720
Fremont City School District GO, Sandusky County, School Facilities Construction and Improvement,
Series A, 5.00%, 1/15/49	13,970,000	15,586,888
Greene County Hospital Facilities Revenue, Kettering Health Network Obligated Group Project, 5.50%,
4/01/39	12,930,000	13,323,977
Greenville City School District GO, School Improvement, 5.25%, 1/01/41	2,000,000	2,199,900
Groveport-Madison Local School District GO, School Facilities Construction and Improvement, Pre-
Refunded, 5.00%, 10/01/44.	6,205,000	6,961,452
Hamilton County Hospital Facilities Revenue, TriHealth Inc. Obligated Group Project, Series A, 5.00%,
8/15/42	5,000,000	5,585,200
Hamilton County Sewer System Revenue, The Metropolitan Sewer District of Greater Cincinnati,
Refunding, Series A, 5.00%, 12/01/27	6,875,000	7,925,706
Hamilton County Student Housing Revenue,
Stratford Heights Project, University of Cincinnati, Refunding, AGMC Insured, 5.00%, 6/01/30	7,000,000	7,371,490
Stratford Heights Project, University of Cincinnati, Refunding, AGMC Insured, 4.75%, 6/01/39	7,000,000	7,269,500
Highland Local School District GO, Medina and Summit Counties, School Improvement, Series A, 5.25%,
12/01/54	12,000,000	13,343,040
Hilliard School District GO,
Capital Appreciation, School Construction, Refunding, NATL Insured, zero cpn., 12/01/19	2,190,000	2,131,286
Capital Appreciation, School Construction, Refunding, NATL Insured, zero cpn., 12/01/20	4,525,000	4,311,420
School Improvement, 4.00%, 12/01/46.	10,000,000	10,334,800
Huber Heights City School District GO,
School Improvement, Pre-Refunded, 5.00%, 12/01/33	4,500,000	4,707,585
School Improvement, Pre-Refunded, 5.00%, 12/01/36	5,000,000	5,230,650
Hudson City School District GO, School Improvement, 4.00%, 12/01/45.	18,870,000	19,616,308
JobsOhio Beverage System Statewide Liquor Profits Revenue, senior lien, Series A, 5.00%, 1/01/38	26,010,000	28,591,492
Kent State University Revenues, General Receipts, Series B, Assured Guaranty, 4.25%, 5/01/31	2,395,000	2,438,230
Lakewood City School District GO, School Facilities Improvement, Series A, Pre-Refunded, 5.00%,
11/01/43	10,895,000	12,272,346
Lakota Local School District GO,
Butler County, Refunding, Series A, NATL Insured, 5.25%, 12/01/26	2,000,000	2,416,740
Butler County, Refunding, Series C, 5.00%, 12/01/30	4,035,000	4,664,783
Lancaster City School District GO,
Fairfield County, School Facilities Construction and Improvement, 5.00%, 10/01/49.	9,540,000	10,336,304
Fairfield County, School Facilities Construction and Improvement, Pre-Refunded, 5.00%, 10/01/49	460,000	515,067
Lucas County GO, Various Purpose, Pre-Refunded, 4.50%, 10/01/35	10,685,000	10,787,255
Lucas-Plaza HDC Revenue, Refunding, FHA Insured, ETM, zero cpn., 6/01/24.	35,230,000	30,195,985
Madeira City School District GO, School Improvement, Refunding, AGMC Insured, 5.25%, 12/01/32	9,605,000	12,043,133
Mahoning County Hospital Facilities Revenue, Western Reserve Care System Project, NATL Insured,
ETM, 5.50%, 10/15/25	3,995,000	4,467,289

| 112

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Ohio Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
Marysville Exempted Village School District GO,
Capital Appreciation, Refunding, NATL Insured, zero cpn., 12/01/20	$1,000,000	$949,050
Capital Appreciation, Refunding, NATL Insured, zero cpn., 12/01/21	1,000,000	925,170
Marysville Wastewater Treatment System Revenue,
Refunding, BAM Insured, 4.00%, 12/01/40	3,015,000	3,110,696
Refunding, BAM Insured, 4.00%, 12/01/46	9,370,000	9,663,937
Refunding, BAM Insured, 5.00%, 12/01/47	5,035,000	5,666,087
Miami University Revenue,
General Receipts, Refunding, 5.00%, 9/01/31.	4,000,000	4,339,280
General Receipts, Refunding, 5.00%, 9/01/31.	2,320,000	2,620,254
General Receipts, Refunding, 5.00%, 9/01/34.	3,500,000	3,927,350
General Receipts, Refunding, 5.00%, 9/01/41.	5,000,000	5,713,400
Miami Valley Career Technology Center GO, Montgomery Butler Champaign Darke Greene Miami Preble
Shelby and Warren Counties, Various Purpose School Improvement, 5.00%, 12/01/44	20,000,000	23,057,800
Middletown City School District GO,
Counties of Butler and Warren, School Improvement, 5.25%, 12/01/40	2,625,000	2,927,531
Counties of Butler and Warren, School Improvement, 5.25%, 12/01/48	15,000,000	16,668,150
Montgomery County Revenue,
Catholic Health Initiatives, Refunding, Series A, 5.50%, 5/01/34	8,165,000	8,387,170
Catholic Health Initiatives, Series A, Pre-Refunded, 5.50%, 5/01/34	4,335,000	4,480,786
Napoleon City School District GO, School Facilities Construction and Improvement, 5.00%, 12/01/49	11,460,000	12,218,308
The New Albany Community Authority Community Facilities Revenue,
Refunding, Series C, 5.00%, 10/01/23	1,100,000	1,218,701
Refunding, Series C, 5.00%, 10/01/24	1,250,000	1,382,175
New Albany Plain Local School District GO, School Improvement, Refunding, 4.00%, 12/01/49	10,000,000	10,328,000
Northeast Regional Sewer District Revenue,
Wastewater Improvement, Refunding, 5.00%, 11/15/32	5,500,000	6,299,865
Wastewater Improvement, Refunding, 4.00%, 11/15/43	10,000,000	10,537,200
Wastewater Improvement, Refunding, 4.00%, 11/15/49	6,000,000	6,199,740
Northmont City School District GO, School Improvement, Series A, Pre-Refunded, 5.00%, 11/01/49	5,130,000	5,648,797
Northwest Local School District GO, Hamilton and Butler Counties, School Improvement, 5.00%,
12/01/45	3,760,000	4,198,642
Norwood City School District GO,
School Improvement, Series A, 5.00%, 11/01/46.	5,000,000	5,594,650
School Improvement, Series A, 5.25%, 11/01/51.	7,645,000	8,686,402
Ohio Center for Local Government Capital Asset Financing Program Fractionalized Interests GO,
AGMC Insured, 4.875%, 12/01/18	88,973	89,192
AGMC Insured, 5.25%, 12/01/23.	540,000	541,647
Ohio State Air Quality Development Authority Revenue, Environmental Improvement, Buckeye Power Inc.
Project, 6.00%, 12/01/40.	6,020,000	6,582,449
Ohio State GO,
Common School, Series A, 5.00%, 3/15/36	5,000,000	5,637,150
Infrastructure Improvement, Refunding, Series A, 5.00%, 9/01/28	5,465,000	6,687,029
Ohio State Higher Educational Facility Commission Revenue,
Case Western Reserve University Project, Refunding, 5.00%, 12/01/40	6,000,000	6,859,800
Denison University Project, Refunding and Improvement, 5.00%, 11/01/26	1,445,000	1,582,636
Hospital Facilities, Summa Health System, 2010 Project, Refunding, AGMC Insured, 5.25%,
11/15/40	21,805,000	22,946,056
Hospital Facilities, Summa Health System, AGMC Insured, 5.75%, 11/15/40	1,665,000	1,772,442
Hospital Facilities, Summa Health System, AGMC Insured, Pre-Refunded, 5.75%, 11/15/40	2,835,000	3,046,037
Kenyon College Project, 5.00%, 7/01/42	1,250,000	1,413,350
Kenyon College Project, 4.00%, 7/01/47	5,000,000	5,165,300

| 113

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Ohio Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
Ohio State Higher Educational Facility Commission Revenue, (continued)
Kenyon College Project, Pre-Refunded, 5.25%, 7/01/44.	$20,460,000	$21,847,802
Kenyon College Project, Refunding, 5.00%, 7/01/42	10,500,000	11,756,010
Kenyon College Project, Refunding, 4.00%, 7/01/44	10,000,000	10,320,400
Kenyon College Project, Refunding, 5.25%, 7/01/44	9,540,000	10,047,242
Xavier University Project, 5.00%, 5/01/40	14,500,000	15,102,185
Xavier University Project, 4.375%, 5/01/42	8,070,000	8,317,345
Ohio State Higher Educational Facility Revenue, University of Dayton 2018 Project, Series A, 4.00%,
12/01/43	11,400,000	11,838,102
Ohio State Hospital Revenue, Cleveland Clinic Health System Obligated Group, Refunding, Series A,
3.25%, 1/01/35	10,000,000	9,687,400
Ohio State Turnpike and Infrastructure Commission Revenue,
Capital Appreciation, junior lien, Series A-2, zero cpn., 2/15/43.	10,485,000	4,058,744
Infrastructure Projects, junior lien, Series A-1, 5.25%, 2/15/33	4,200,000	4,677,204
Ohio State Turnpike Commission Revenue, Capital Appreciation, junior lien, Series A-2, BAM Insured,
zero cpn., 2/15/38	3,665,000	1,759,603
Ohio State Turnpike Revenue, Series A, 5.00%, 2/15/43	33,350,000	38,590,285
Ohio State University Revenue, General Receipts, Series A, 4.00%, 12/01/30.	4,325,000	4,607,293
Ohio State Water Development Authority Revenue,
Drinking Water Assistance Fund, 4.00%, 12/01/32	3,000,000	3,214,110
Drinking Water Assistance Fund, 4.00%, 12/01/33	6,000,000	6,405,060
Olentangy Local School District GO,
Delaware and Franklin Counties, School Facilities Construction and Improvement, 5.00%, 12/01/41	2,125,000	2,439,649
Delaware and Franklin Counties, School Facilities Construction and Improvement, 4.00%, 12/01/46	15,235,000	15,880,812
Delaware and Franklin Counties, School Facilities Construction and Improvement, Assured Guaranty,
Pre-Refunded, 5.00%, 12/01/36	7,505,000	7,505,000
Perrysburg Exempted Village School GO, School Facilities Construction and Improvement, 5.00%,
12/01/38	3,225,000	3,606,937
Princeton City School District COP, Board of Education, School Facilities Project, 4.50%, 12/01/41	3,000,000	3,118,800
Princeton City School District GO,
School Improvement, Capital Appreciation, Refunding, zero cpn., 12/01/40	6,000,000	2,561,700
School Improvement, Capital Appreciation, Refunding, zero cpn., 12/01/41	6,000,000	2,455,260
School Improvement, Refunding, 5.00%, 12/01/39	12,000,000	13,488,960
Reading Community City School District GO, Classroom Facilities, Refunding, Series A, 5.00%, 11/01/46 .	2,000,000	2,248,940
Revere Local School District GO,
School Facilities Improvement, Series A, Pre-Refunded, 5.00%, 12/01/42	3,025,000	3,377,655
School Facilities Improvement, Series A, Pre-Refunded, 5.00%, 12/01/45	2,560,000	2,858,445
Reynoldsburg City School District GO, School Facilities Construction, AGMC Insured, Pre-Refunded,
5.00%, 12/01/32	3,000,000	3,000,000
Riverside Local School District GO, School Construction and Improvement, Refunding, Series A, BAM
Insured, 5.00%, 10/01/47	5,000,000	5,570,200
Ross County Hospital Revenue, Facilities, Adena Health System, Assured Guaranty, Pre-Refunded,
5.25%, 12/01/38	15,000,000	15,261,750
Sandusky City School District GO, Classroom Facilities and School Improvement, Series 1, 5.00%,
11/01/50	6,000,000	6,480,660
Sheffield Lake City School District GO,
School Improvement, Pre-Refunded, 5.00%, 12/01/37	7,715,000	8,070,893
School Improvement, Pre-Refunded, 5.00%, 12/01/37	1,920,000	2,010,029
South-Western City School District of Ohio Franklin and Pickaway Counties GO, School Facilities
Construction and Improvement, 4.00%, 12/01/42	10,000,000	10,297,500

| 114

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Ohio Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
Springboro Community City School District GO,
Refunding, AGMC Insured, 5.25%, 12/01/27	$5,175,000	$6,220,557
Refunding, AGMC Insured, 5.25%, 12/01/28	2,000,000	2,424,560
St. Bernard Income Tax Revenue, Various Purpose, Special Obligations, AGMC Insured, 5.00%,
12/01/43	3,760,000	4,116,222
St. Mary’s City School District GO, School Facilities Construction and Improvement, AGMC Insured,
Pre-Refunded, 5.00%, 12/01/35.	2,370,000	2,370,000
Strongsville City School District GO, School Improvement, 4.00%, 12/01/45	17,515,000	17,881,764
Summit County Port Authority Lease Revenue,
The University of Akron Student Housing Project, 6.00%, 1/01/42.	3,420,000	3,726,466
The University of Akron Student Housing Project, Pre-Refunded, 6.00%, 1/01/42	8,160,000	8,998,930
Switzerland of Ohio Local School District GO, Counties Monroe Belmont and Noble, School
Improvement, Refunding, 4.00%, 12/01/37	5,500,000	5,650,315
Sylvania City School District GO, School Improvement, Refunding, BAM Insured, 5.00%, 12/01/36	9,700,000	10,934,907
Three Rivers Local School District GO, Refunding, 5.00%, 12/01/39	5,885,000	6,652,345
Toledo City School District GO,
School Facilities Improvement, Pre-Refunded, 5.375%, 12/01/35	4,565,000	4,649,726
School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/32	7,830,000	8,702,497
Toledo GO,
Capital Improvement, Refunding, Assured Guaranty, 5.00%, 12/01/29	2,500,000	2,602,550
Various Purpose Improvement, Refunding, AGMC Insured, 5.00%, 12/01/28	3,000,000	3,202,590
Toledo Special Obligation, Industrial Development, Vehicle Storage Project, AMBAC Insured, 5.25%,
12/01/26	1,500,000	1,504,245
Toledo Water System Revenue,
Improvement and Refunding, 5.00%, 11/15/38	19,395,000	21,334,306
Series A, 4.00%, 11/15/36	9,125,000	9,412,529
Union County GO, Memorial Hospital, 5.00%, 12/01/47	5,000,000	5,660,850
University of Akron General Receipts Revenue,
Refunding, Series A, 5.00%, 1/01/31	4,365,000	4,954,755
Refunding, Series A, 5.00%, 1/01/36	11,065,000	12,480,545
Refunding, Series A, 5.00%, 1/01/38	13,225,000	14,886,853
Refunding, Series A, BAM Insured, 5.00%, 1/01/34	6,000,000	6,804,120
University of Cincinnati General Receipts Revenue,
Refunding, Series A, 4.00%, 6/01/48	10,000,000	10,257,100
Refunding, Series F, 5.00%, 6/01/32	5,805,000	6,191,149
Series C, 5.00%, 6/01/39	6,255,000	6,950,931
Series C, AGMC Insured, 5.00%, 6/01/31	775,000	775,000
Series C, AGMC Insured, Pre-Refunded, 5.00%, 6/01/31	7,225,000	7,225,000
University of Ohio General Receipts Revenue, Refunding, Series A, 5.00%, 12/01/44	7,000,000	8,013,040
Westerville City School District GO, Refunding, XLCA Insured, 5.00%, 12/01/27	3,820,000	4,565,435
Westerville Ohio Special Obligation Non-Tax Revenue, 5.00%, 12/01/30	2,765,000	3,130,975
Willoughby Eastlake City School District GO, School Improvement, 5.00%, 12/01/46	10,000,000	11,304,300
Winton Woods City School District GO, County of Hamilton, Board of Education, Classroom Facilities,
Refunding, 4.00%, 11/01/43	7,000,000	7,278,320
Wyoming City School District GO, School Improvement, Pre-Refunded, 5.00%, 12/01/42	7,250,000	8,095,205
Xenia Community School District GO, School Facilities Construction and Improvement, Refunding, 5.00%,
12/01/40	7,285,000	8,156,869
Youngstown State University General Receipts Revenue,
Assured Guaranty, Pre-Refunded, 5.25%, 12/15/29.	4,000,000	4,144,000
Assured Guaranty, Pre-Refunded, 5.50%, 12/15/33.	4,225,000	4,387,874
Total Municipal Bonds before Short Term Investments (Cost $1,490,515,918)		1,540,575,434

| 115

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Ohio Tax-Free Income Fund (continued)

	Principal
	Amount	Value
Short Term Investments (Cost $6,300,000) 0.4%

Municipal Bonds 0.4%
Ohio 0.4%
[b] Ohio State Hospital Revenue, Cleveland Clinic Health System Obligated Group, Refunding, Series B, SPA
Wells Fargo Bank, Daily VRDN and Put, 0.89%, 1/01/39.	$6,300,000	$6,300,000
Total Investments (Cost $1,496,815,918) 99.4%		1,546,875,434
Other Assets, less Liabilities 0.6%.		8,688,814
Net Assets 100.0%		$1,555,564,248

See Abbreviations on page 136.

aSecurity purchased on a when-issued basis.
bVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

| 116

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2018 (unaudited)

Franklin Oregon Tax-Free Income Fund

	Principal
	Amount	Value

Municipal Bonds 97.6%
Oregon 96.4%
Astoria Hospital Facilities Authority Revenue,
Columbia Memorial Hospital, 5.00%, 8/01/41	$4,250,000	$4,673,512
Columbia Memorial Hospital, 4.00%, 8/01/46	1,750,000	1,751,138
Columbia Memorial Hospital, Refunding, 5.00%, 8/01/28	1,325,000	1,433,213
Beaverton School District Full Faith and Credit GO,
Washington and Multnomah Counties, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/31	1,280,000	1,321,869
Washington and Multnomah Counties, Assured Guaranty, Pre-Refunded, 5.125%, 6/01/36	1,000,000	1,033,940
Central Lincoln People’s Utility District Revenue, Electric System, 5.00%, 12/01/45	2,900,000	3,237,096
Chemeketa Community College District GO,
Marion, Polk, Yamhill and Linn Counties, Pre-Refunded, 5.00%, 6/15/25	1,500,000	1,501,650
Marion, Polk, Yamhill and Linn Counties, Pre-Refunded, 5.00%, 6/15/26	2,615,000	2,617,877
City of Redmond Airport Revenue, 6.25%, 6/01/39	1,010,000	1,052,036
City of Tigard Water System Revenue,
Washington County, 5.00%, 8/01/37	11,050,000	12,129,695
Washington County, 5.00%, 8/01/42	20,915,000	22,897,951
Washington County, 5.00%, 8/01/45	23,545,000	26,316,011
Clackamas Community College District GO,
Convertible Deferred Interest, Series A, zero cpn. to 6/15/20, 5.00% thereafter, 6/15/38	760,000	792,422
Convertible Deferred Interest, Series A, zero cpn. to 6/15/20, 5.00% thereafter, 6/15/39	1,000,000	1,041,000
Convertible Deferred Interest, Series A, zero cpn. to 6/15/20, 5.00% thereafter, 6/15/40	1,250,000	1,300,213
Clackamas County Hospital Facility Authority Revenue, Legacy Health System, Series A, Pre-Refunded,
5.50%, 7/15/35	6,525,000	6,787,696
Clackamas County School District No. 7J Lake Oswego GO, Refunding, AGMC Insured, 5.25%, 6/01/25	3,075,000	3,664,324
Clackamas County School District No. 12 North Clackamas GO,
Capital Appreciation, Series A, zero cpn., 6/15/40	10,000,000	3,967,600
Capital Appreciation, Series A, zero cpn., 6/15/41	17,030,000	6,439,894
Capital Appreciation, Series A, zero cpn., 6/15/42	16,625,000	5,990,819
Series B, 5.00%, 6/15/34	8,000,000	9,395,680
Series B, 5.00%, 6/15/37	10,000,000	11,666,500
Clackamas County School District No. 46 Oregon Trail GO,
Capital Appreciation, Refunding, zero cpn., 6/15/37	12,130,000	5,970,143
Capital Appreciation, Refunding, zero cpn., 6/15/38	12,495,000	5,878,523
Series A, Pre-Refunded, 5.00%, 6/15/28	2,210,000	2,285,096
Series A, Pre-Refunded, 5.00%, 6/15/29	2,655,000	2,745,217
Series A, Pre-Refunded, 5.00%, 6/15/32	6,855,000	7,087,933
Clackamas County School District No. 62C Oregon City GO,
Refunding, MAC Insured, 5.00%, 6/01/29.	1,000,000	1,136,520
Refunding, MAC Insured, 5.00%, 6/01/34.	1,770,000	1,989,657
Refunding, MAC Insured, 5.00%, 6/01/39.	1,250,000	1,403,650
Clackamas River Water Revenue, Clackamas County, 5.00%, 11/01/43	1,970,000	2,201,101
Columbia and Washington Counties School District No. 47J Vernonia GO, Pre-Refunded, 5.00%, 6/15/35 .	5,175,000	5,499,421
Coos County School District No. 9 Coos Bay GO, 5.00%, 6/15/43	5,005,000	5,861,756
Crook County GO, 5.00%, 6/15/43.	2,445,000	2,816,762
Crook County School District GO,
Crook and Deschutes Counties, 5.00%, 6/15/34	4,475,000	5,000,723
Crook and Deschutes Counties, 5.00%, 6/15/37	8,090,000	8,999,963
Deschutes County Hospital Facility Authority Hospital Revenue,
Cascade Healthcare Community Inc., Pre-Refunded, 8.25%, 1/01/38	20,000,000	20,734,200
St. Charles Health System Inc., Refunding, Series A, 5.00%, 1/01/48	8,440,000	9,246,358

Quarterly Statement of Investments | See Notes to Statements of Investments. | 117

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Oregon Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Oregon (continued)
Eugene Electric Utility System Revenue,
Pre-Refunded, 5.00%, 8/01/33	$10,060,000	$10,116,034
Series A, Pre-Refunded, 5.00%, 8/01/40	6,745,000	7,380,716
Eugene Water Utility System Revenue, Refunding, 5.00%, 8/01/40	4,425,000	4,793,868
Forest Grove Revenue,
Campus Improvement, Pacific University Project, Refunding, Series A, 5.00%, 5/01/36	2,500,000	2,721,875
Student Housing, Oak Tree Foundation Project, Refunding, 4.00%, 3/01/37	3,500,000	3,555,720
Independence GO,
Full Faith and Credit Obligations, City Hall Project, AGMC Insured, Pre-Refunded, 5.00%, 6/15/35	2,110,000	2,244,449
Full Faith and Credit Obligations, City Hall Project, AGMC Insured, Pre-Refunded, 5.00%, 6/15/40	3,975,000	4,228,287
Jackson County School District No. 549C Medford GO,
Pre-Refunded, 5.00%, 6/15/33	3,225,000	3,228,419
Pre-Refunded, 5.00%, 6/15/34	5,000,000	5,005,300
Jefferson County School District No. 509J GO,
Jefferson and Wasco Counties, Refunding, 5.00%, 6/15/30	1,000,000	1,126,040
Jefferson and Wasco Counties, Refunding, 5.00%, 6/15/31	1,410,000	1,585,587
Jefferson and Wasco Counties, Series B, 5.00%, 6/15/30	2,000,000	2,252,080
Jefferson School District No. 14J GO, Marion and Linn Counties, Series B, 5.00%, 6/15/41	1,795,000	2,070,999
Keizer Special Assessment, Full Faith and Credit, Keizer Station Area A Local ID, 5.20%, 6/01/31	1,905,000	1,909,801
Klamath County School District GO,
5.00%, 6/15/29	1,155,000	1,302,332
5.00%, 6/15/30	1,095,000	1,233,014
5.00%, 6/15/31	1,000,000	1,124,530
Klamath Falls Intercommunity Hospital Authority Revenue, Sky Lakes Medical Center Project, Refunding,
5.00%, 9/01/46	1,000,000	1,114,110
Lake Oswego GO, Clackamas Multnomah and Washington Counties, Full Faith and Credit Obligations,
Series A, Pre-Refunded, 5.00%, 12/01/31	6,400,000	6,609,344
Lane and Douglas Counties School District No. 28J Fern Ridge GO,
Series A, 5.00%, 6/15/26	1,265,000	1,500,872
Series A, 5.00%, 6/15/30	3,175,000	3,719,005
Series A, 5.00%, 6/15/33	2,115,000	2,447,541
Series A, 5.00%, 6/15/36	2,000,000	2,294,320
Lane County Metropolitan Wastewater Management Commission Revenue, Wastewater, Pre-Refunded,
5.25%, 11/01/28	5,000,000	5,074,900
Medford Hospital Facilities Authority Revenue,
Hospital, Asante Health System, Refunding, AGMC Insured, 5.125%, 8/15/40	25,000,000	26,218,250
Hospital, Asante Health System, Series A, AGMC Insured, 5.00%, 8/15/40	10,050,000	10,508,782
Rogue Valley Manor, Refunding, Series A, 5.00%, 10/01/33	1,500,000	1,625,820
Rogue Valley Manor, Refunding, Series A, 5.00%, 10/01/42	9,420,000	10,138,558
Metro Dedicated Tax Revenue,
Oregon Convention Center Hotel Project, 5.00%, 6/15/42	10,025,000	11,515,216
Oregon Convention Center Hotel Project, 5.00%, 6/15/47	7,450,000	8,525,854
Multnomah and Clackamas Counties School District No. 10Jt Gresham-Barlow GO, Series B, 5.00%,
6/15/37	7,885,000	9,199,035
Multnomah County David Douglas School District No. 40 GO,
Series B, zero cpn., 6/15/24	1,640,000	1,416,862
Series B, zero cpn., 6/15/25	1,325,000	1,106,481
Series B, zero cpn., 6/15/26	2,585,000	2,077,539
Series B, zero cpn., 6/15/27	2,655,000	2,054,439
Series B, zero cpn., 6/15/28	2,495,000	1,850,791
Series B, zero cpn., 6/15/29	2,595,000	1,846,291
Series B, zero cpn., 6/15/30	1,885,000	1,283,553

| 118

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Oregon Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Oregon (continued)
Multnomah County David Douglas School District No. 40 GO, (continued)
Series B, zero cpn., 6/15/31	$2,030,000	$1,325,164
Series B, zero cpn., 6/15/32	2,000,000	1,249,660
Multnomah County Hospital Facilities Authority Revenue,
Adventist Health System/West, Series A, 5.125%, 9/01/40	6,500,000	6,733,805
Terwilliger Plaza Inc., Refunding, 5.00%, 12/01/29	3,690,000	4,004,425
Multnomah County School District No. 1J GO, Portland Public Schools, Series B, 3.00%, 6/15/33	8,635,000	8,480,779
Multnomah County School District No. 3 Park Rose GO,
Series A, 5.00%, 6/30/35	2,000,000	2,167,920
Series A, 5.00%, 6/30/36	1,500,000	1,624,545
Multnomah County School District No. 7 Reynolds GO, Refunding, 5.00%, 6/01/35	6,605,000	6,980,692
North Bend School District No. 13 GO, Coos County, AGMC Insured, 5.00%, 6/15/22	55,000	55,148
Oregon Health and Science University Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 7/01/21	9,055,000	8,033,596
Series A, 5.00%, 7/01/42	10,000,000	11,492,700
Series A, Pre-Refunded, 5.875%, 7/01/33	2,500,000	2,609,850
Series A, Pre-Refunded, 5.75%, 7/01/39	13,175,000	13,736,518
Oregon State Department of Administrative Services COP,
Series A, Pre-Refunded, 5.25%, 5/01/39	3,800,000	3,922,778
Series C, 5.00%, 11/01/34	4,435,000	4,619,407
Series C, Pre-Refunded, 5.00%, 11/01/34	3,565,000	3,721,361
Oregon State Department of Administrative Services Lottery Revenue,
Series A, 5.00%, 4/01/28	5,800,000	6,511,138
Series A, 5.00%, 4/01/32	5,000,000	5,567,100
Series A, Pre-Refunded, 5.00%, 4/01/27	17,880,000	18,372,952
Series A, Pre-Refunded, 5.00%, 4/01/28	18,225,000	18,727,463
Series A, Pre-Refunded, 5.00%, 4/01/29	1,750,000	1,798,248
Oregon State Department of Transportation Highway User Tax Revenue,
senior lien, Series A, Pre-Refunded, 5.00%, 11/15/29	3,085,000	3,181,715
senior lien, Series A, Pre-Refunded, 5.00%, 11/15/33	21,530,000	22,204,965
Oregon State Facilities Authority Revenue,
College Housing North West Project, Series A, 4.00%, 10/01/26.	1,675,000	1,687,127
College Housing North West Project, Series A, 5.00%, 10/01/36.	1,670,000	1,760,547
College Housing North West Project, Series A, 5.00%, 10/01/48.	4,000,000	4,171,200
Legacy Health Project, Refunding, Series A, 5.00%, 6/01/46	17,500,000	19,666,325
Legacy Health System, Refunding, Series A, 5.00%, 3/15/30	1,500,000	1,567,800
Lewis and Clark College Project, Refunding, Series A, 5.75%, 10/01/41	30,000,000	33,222,600
Limited College Project, Refunding, Series A, 5.00%, 10/01/31.	2,000,000	2,096,000
Limited College Project, Refunding, Series A, 5.00%, 10/01/34.	2,975,000	3,109,589
Limited College Project, Refunding, Series A, 5.25%, 10/01/40.	3,750,000	3,931,913
PeaceHealth, Refunding, Series A, 5.00%, 11/01/39	32,790,000	33,852,068
Providence Health and Services, Series C, 5.00%, 10/01/45	4,000,000	4,477,760
Reed College Project, Series A, Pre-Refunded, 5.00%, 7/01/29	1,500,000	1,597,305
Reed College Project, Series A, Pre-Refunded, 4.75%, 7/01/32	2,000,000	2,119,620
Reed College Project, Series A, Pre-Refunded, 5.125%, 7/01/41	10,000,000	10,674,100
Samaritan Health Services, Refunding, Series A, 5.25%, 10/01/40	13,990,000	14,755,813
Samaritan Health Services Project, Refunding, Series A, 5.00%, 10/01/41.	7,800,000	8,602,698
Samaritan Health Services Project, Refunding, Series A, 5.00%, 10/01/46.	3,500,000	3,841,670
Student Housing, CHF Ashland LLC, Southern Oregon University Project, Assured Guaranty, 5.00%,
7/01/44.	8,910,000	9,648,995
Willamette University Projects, Refunding, Series B, 5.00%, 10/01/40	1,950,000	2,229,162

| 119

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Oregon Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Oregon (continued)
Oregon State GO,
Alternative Energy Project, Series B, Pre-Refunded, 6.00%, 10/01/26	$1,680,000	$1,704,192
Article XI-G OHSU Project, Series H, 5.00%, 8/01/42	15,000,000	17,517,000
Article XI-Q State Projects, Series A, 5.00%, 5/01/42	10,000,000	11,638,000
Elderly and Disabled Housing, Series A, 6.00%, 8/01/21	45,000	45,136
Elderly and Disabled Housing, Series A, 4.70%, 8/01/42	3,050,000	3,052,684
Higher Education, Article XI-F(1), Series M, 5.00%, 8/01/45	3,315,000	3,761,961
Higher Education, Article XI-G, Series O, 5.00%, 8/01/40.	7,005,000	7,973,791
State Board of Higher Education, Refunding, Series B, 5.00%, 8/01/38	1,020,000	1,025,518
State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/34	5,000,000	5,027,850
State Board of Higher Education, Series B, Pre-Refunded, 5.00%, 8/01/38	5,480,000	5,510,524
Various Projects, Series H, 5.00%, 5/01/36	1,000,000	1,096,820
Oregon State Housing and Community Services Department Mortgage Revenue, SFM Program, Series
C, 4.75%, 7/01/42	1,015,000	1,028,824
Oregon State University General Revenue, Series A, 5.00%, 4/01/45.	12,500,000	14,130,875
Philomath School District No. 17J GO, Benton and Polk Counties, Series B, zero cpn., 6/15/31.	1,000,000	652,790
Port of Portland International Airport Revenue,
Series Nineteen, Pre-Refunded, 5.50%, 7/01/38	23,000,000	23,070,150
Series Twenty-Four A, 5.00%, 7/01/47	3,700,000	4,204,828
Series Twenty-Four B, 5.00%, 7/01/47	9,395,000	10,556,786
Portland Community College District GO,
Multnomah Washington Yamhill Clackamas and Columbia Counties, Refunding, 5.00%, 6/15/28	2,000,000	2,363,320
Multnomah Washington Yamhill Clackamas and Columbia Counties, Refunding, 5.00%, 6/15/29	3,000,000	3,533,040
Portland EDR, Broadway Project, Series A, Pre-Refunded, 6.50%, 4/01/35	5,000,000	5,078,400
Portland GO,
Oregon Convention Center Completion Project, Limited Tax, Capital Appreciation, Series B, zero
cpn., 6/01/21.	1,000,000	939,970
Oregon Convention Center Completion Project, Limited Tax, Refunding, Series A, 5.00%, 6/01/28	7,840,000	8,524,432
Oregon Convention Center Completion Project, Limited Tax, Refunding, Series A, 5.00%, 6/01/29	8,330,000	9,044,547
Oregon Convention Center Completion Project, Limited Tax, Refunding, Series A, 5.00%, 6/01/30	8,750,000	9,503,287
Portland River District Urban Renewal and Redevelopment Tax Allocation,
Refunding, Series B, 5.00%, 6/15/22	1,035,000	1,149,989
Series C, 5.00%, 6/15/28	1,000,000	1,100,120
Series C, 5.00%, 6/15/30	1,000,000	1,096,890
Portland Sewer System Revenue, second lien, Series A, 5.00%, 3/01/34	25,270,000	26,533,753
Portland Urban Renewal and Redevelopment Tax Allocation,
Interstate Corridor, Series B, 5.00%, 6/15/29	1,000,000	1,079,200
Interstate Corridor, Series B, 5.00%, 6/15/30	1,000,000	1,077,680
Interstate Corridor, Series B, 5.00%, 6/15/31	1,000,000	1,076,160
Lents Town Center, Series B, 5.00%, 6/15/27	2,500,000	2,647,975
Lents Town Center, Series B, 5.00%, 6/15/28	1,175,000	1,244,067
Lents Town Center, Series B, 4.75%, 6/15/29	1,000,000	1,049,340
Lents Town Center, Series B, 5.00%, 6/15/30	1,800,000	1,902,852
North Macadam, Series B, 5.00%, 6/15/29	4,250,000	4,498,072
North Macadam, Series B, 5.00%, 6/15/30	4,725,000	4,994,986
Redmond GO, Full Faith and Credit Obligation, Terminal Expansion Project, 5.00%, 6/01/39	1,000,000	1,028,910
Redmond School District No. 2J GO,
Deschutes and Jefferson Counties, Series A, NATL Insured, 5.00%, 6/15/21	85,000	85,230
Deschutes and Jefferson Counties, Series A, Pre-Refunded, 5.50%, 6/15/34	5,000,000	5,006,250
Salem Hospital Facility Authority Revenue,
Salem Health Projects, Refunding, Series A, 5.00%, 5/15/46	31,000,000	34,450,920
Salem Hospital Project, Series A, Pre-Refunded, 5.75%, 8/15/23	10,000,000	10,082,000

| 120

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Oregon Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Oregon (continued)
Salem-Keizer School District No. 24J GO, Marion and Polk Counties, Series B, zero cpn., 6/15/30	$8,500,000	$5,815,360
Seaside School District No. 10 GO,
Clatsop County, Series B, 5.00%, 6/15/35	2,000,000	2,341,960
Clatsop County, Series B, 5.00%, 6/15/36	2,500,000	2,918,775
Sherwood GO, Washington County, Full Faith and Credit Obligations, Refunding, AGMC Insured, 5.00%,
6/01/36	4,240,000	4,564,021
Tri-County Metropolitan Transportation District Revenue,
Capital Grant Receipt, Series A, 5.00%, 10/01/31	5,000,000	5,836,000
Capital Grant Receipt, Series A, 5.00%, 10/01/32	6,865,000	7,993,812
Payroll Tax, senior lien, Series A, 5.00%, 9/01/40	6,000,000	6,846,900
Payroll Tax, senior lien, Series A, 5.00%, 9/01/41	18,650,000	21,665,145
Payroll Tax, senior lien, Series A, Pre-Refunded, 5.00%, 9/01/37	11,000,000	12,340,020
Umatilla County Pendleton School District No. 16R GO, Series A, 5.00%, 6/15/37	4,970,000	5,616,945
University of Oregon General Revenue,
Series A, 5.00%, 4/01/45	20,000,000	22,702,200
Series A, 5.00%, 4/01/48	14,500,000	16,764,320
Washington and Clackamas Counties School District No. 23J GO,
Tigard-Tualatin, 5.00%, 6/15/36	9,400,000	10,974,594
Tigard-Tualatin, 5.00%, 6/15/37	6,000,000	6,999,900
Washington Clackamas and Yamhill Counties Sherwood School District No. 88J GO,
Series A, zero cpn., 6/15/38	2,350,000	1,059,897
Series A, zero cpn., 6/15/39	3,275,000	1,409,757
Series B, 5.00%, 6/15/33	2,500,000	2,947,075
Washington Counties School District No. 48J Beaverton GO,
Series B, 5.00%, 6/15/32	10,750,000	12,213,505
Series B, 5.00%, 6/15/33	8,000,000	9,084,320
Series B, 5.00%, 6/15/34	11,000,000	12,477,740
Series D, zero cpn. to 6/15/18, 5.00% thereafter, 6/15/35	10,000,000	11,565,200
Series D, zero cpn. to 6/15/18, 5.00% thereafter, 6/15/36	10,000,000	11,531,000
Washington County School District No. 15 Forest Grove GO,
Series B, zero cpn., 6/15/29	2,545,000	1,804,812
Series B, zero cpn., 6/15/30	2,490,000	1,693,499
Series B, zero cpn., 6/15/31	3,140,000	2,044,517
Woodburn School District No. 103 GO,
Marion County, 5.00%, 6/15/33	2,930,000	3,373,045
Marion County, 5.00%, 6/15/34	3,200,000	3,672,832
Marion County, 5.00%, 6/15/35	2,075,000	2,375,875
Yachats Rural Fire Protection District GO, Lincoln County, AGMC Insured, 5.00%, 6/15/47	1,600,000	1,802,912
		1,171,535,051
U.S. Territories 1.2%
Guam 0.4%
Guam Government Limited Obligation Revenue,
Section 30, Series A, Pre-Refunded, 5.625%, 12/01/24	840,000	886,822
Section 30, Series A, Pre-Refunded, 5.625%, 12/01/29	3,250,000	3,431,155
		4,317,977

| 121

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Oregon Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
U.S. Territories (continued)
Puerto Rico 0.8%
Children’s Trust Fund Tobacco Settlement Revenue, Asset-Backed, Refunding, 5.625%, 5/15/43	$6,000,000	$5,979,840
[a] Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/33	9,690,000	3,851,775
		9,831,615
Total U.S. Territories		14,149,592
Total Municipal Bonds before Short Term Investments (Cost $1,146,362,911)		1,185,684,643

Short Term Investments (Cost $125,000) 0.0%†

Municipal Bonds 0.0%†
Oregon 0.0%†
[b] Oregon State Facilities Authority Revenue, Providence Health and Services, Refunding, Series C, Weekly
VRDN and Put, 2.06%, (MUNIPSA + 1.00%), 9/15/18	125,000	125,075
Total Investments (Cost $1,146,487,911) 97.6%		1,185,809,718
Other Assets, less Liabilities 2.4%.		28,971,369
Net Assets 100.0%		$1,214,781,087

See Abbreviations on page 136.

†Rounds to less than 0.1% of net assets.
aDefaulted security or security for which income has been deemed uncollectible.
bVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

| 122

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2018 (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 99.4%
Pennsylvania 98.5%
Abington School District GO, Montgomery County, Series A, 4.00%, 10/01/42	$12,000,000	$12,590,400
Allegheny County GO,
Series C-65, 5.375%, 5/01/31	2,160,000	2,352,780
Series C-65, Pre-Refunded, 5.375%, 5/01/31	2,840,000	3,110,283
Allegheny County Higher Education Building Authority University Revenue,
Duquesne University, Series A, Pre-Refunded, 5.50%, 3/01/31	3,000,000	3,279,510
Robert Morris University, 5.00%, 10/15/37	1,000,000	1,096,230
Robert Morris University, 5.00%, 10/15/47	1,625,000	1,766,684
Robert Morris University, Refunding, 5.00%, 10/15/34	2,555,000	2,795,809
Robert Morris University, Refunding, 5.00%, 10/15/38	2,080,000	2,258,859
Allegheny County Hospital Development Authority Revenue, University of Pittsburgh Medical Center,
Series A, 5.625%, 8/15/39	12,000,000	12,508,800
Allegheny County Sanitary Authority Sewer Revenue, AGMC Insured, 5.00%, 6/01/40.	5,000,000	5,325,100
Berks County IDA Health System Revenue, Tower Health Project, 5.00%, 11/01/47.	5,000,000	5,579,650
Berks County IDA Healthcare Facilities Revenue,
The Highlands at Wyomissing, Refunding, 5.00%, 5/15/48	1,000,000	1,085,480
The Highlands at Wyomissing, Refunding, Series A, 5.00%, 5/15/42	1,000,000	1,087,120
The Highlands at Wyomissing, Refunding, Series A, 5.00%, 5/15/47	600,000	649,908
The Highlands at Wyomissing, Series C, 5.00%, 5/15/37	1,245,000	1,365,628
The Highlands at Wyomissing, Refunding, 5.00%, 5/15/38	1,030,000	1,125,327
The Berks County Municipal Authority Revenue, The Reading Hospital and Medical Center Project,
Series A, 5.00%, 11/01/44	10,000,000	10,675,000
Bethel Park School District GO, Allegheny County, Pre-Refunded, 5.10%, 8/01/33	3,600,000	3,738,024
Bethlehem Area School District GO, Northampton and Lehigh Counties, AGMC Insured, Pre-Refunded,
5.25%, 1/15/26	6,605,000	6,963,585
Bethlehem GO, Lehigh and Northampton Counties, Refunding, Series B, AGMC Insured, 6.50%,
12/01/32	4,975,000	5,441,307
Bucks County IDAR, George School Project, 5.00%, 9/15/41	5,000,000	5,389,550
Bucks County Water and Sewer Authority Sewer System Revenue, Series A, AGMC Insured, Pre-
Refunded, 5.00%, 12/01/35.	2,500,000	2,690,275
Bucks County Water and Sewer Authority Water System Revenue, AGMC Insured, Pre-Refunded, 5.00%,
12/01/41	10,000,000	11,031,800
Butler County Hospital Authority Hospital Revenue,
Butler Health System Project, Refunding, Series A, 5.00%, 7/01/39	1,625,000	1,780,821
Butler Health System Project, Series B, Pre-Refunded, 7.25%, 7/01/39	4,500,000	4,758,345
Cambria County General Financing Authority Revenue, AICUP Financing Program, St. Francis University
Project, Refunding, Series PP3, 5.00%, 11/01/29.	1,000,000	1,099,200
Centennial School District Bucks County GO, Series A, 5.00%, 12/15/37	5,855,000	6,269,768
Central Bradford Progress Authority Revenue, Guthrie Health Issue, Refunding, 5.375%, 12/01/41	3,000,000	3,287,730
Centre County Hospital Authority Revenue,
Mount Nittany Medical Center Project, Refunding, Series A, 5.00%, 11/15/42.	1,215,000	1,371,978
Mount Nittany Medical Center Project, Refunding, Series A, 5.00%, 11/15/46.	5,000,000	5,529,250
Mount Nittany Medical Center Project, Refunding, Series A, 4.00%, 11/15/47.	1,840,000	1,864,564
Chester County IDA Student Housing Revenue,
University Student Housing LLC Project at West Chester University of Pennsylvania, Series A,
5.00%, 8/01/35	500,000	533,635
University Student Housing LLC Project at West Chester University of Pennsylvania, Series A,
5.00%, 8/01/45	1,500,000	1,577,775
Clarion County IDA Student Housing Revenue, Clarion University Foundation Inc., Student Housing
Project at Clarion University, Series A, 5.00%, 7/01/45	2,335,000	2,393,889

Quarterly Statement of Investments | See Notes to Statements of Investments. | 123

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pennsylvania Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
Commonwealth Financing Authority Revenue,
Series A, 5.00%, 6/01/34	$10,000,000	$11,293,300
Series B, 5.00%, 6/01/32	5,000,000	5,254,350
Cumberland County Municipal Authority College Revenue, Dickinson College Project, Assn. of
Independent Colleges and Universities of Pennsylvania Financing Program, Series HH1, Pre-Refunded,
5.00%, 11/01/39	1,200,000	1,252,632
Cumberland County Municipal Authority Revenue, Dickinson College Project, 5.00%, 11/01/42	4,500,000	4,882,500
Dallas Area Municipal Authority University Revenue, Misericordia University Project, Refunding, 5.00%,
5/01/37	2,500,000	2,657,350
Dauphin County General Authority Health System Revenue,
Pinnacle Health System Project, Series A, 6.00%, 6/01/36	1,610,000	1,666,302
Pinnacle Health System Project, Series A, 5.00%, 6/01/42	15,590,000	17,055,616
Pinnacle Health System Project, Series A, Pre-Refunded, 6.00%, 6/01/36	8,390,000	8,742,380
Deer Lakes School District GO, Assured Guaranty, Pre-Refunded, 5.50%, 4/01/39	7,500,000	7,731,075
Delaware County Authority Revenue,
Elwyn Project, Refunding, 5.00%, 6/01/27	3,040,000	3,382,395
Elwyn Project, Refunding, 5.00%, 6/01/32	1,620,000	1,772,717
Elwyn Project, Refunding, 5.00%, 6/01/37	1,750,000	1,904,770
Haverford College, Pre-Refunded, 5.00%, 11/15/40.	2,375,000	2,513,201
Haverford College, Refunding, 5.00%, 11/15/40	625,000	654,875
Villanova University, 4.00%, 8/01/45	2,120,000	2,201,514
Delaware County Authority University Revenue,
Neumann University, 5.00%, 10/01/25	1,250,000	1,330,038
Neumann University, 5.25%, 10/01/31	1,250,000	1,306,913
Delaware County Regional Water Quality Control Authority Revenue, Sewer, 4.00%, 11/01/36	2,005,000	2,093,781
Delaware County Vocational and Technical School Authority Lease Revenue, Intermediate No. 25 Project,
BAM Insured, 5.00%, 11/01/38	1,250,000	1,362,188
East Hempfield Township IDAR,
Student Services Inc., Student Housing Project at Millersville University of Pennsylvania, 5.00%,
7/01/45.	3,250,000	3,426,832
Student Services Inc., Student Housing Project at Millersville University of Pennsylvania, 5.00%,
7/01/47.	3,750,000	3,978,975
Erie Parking Authority Parking Facilities Revenue,
Guaranteed, AGMC Insured, Pre-Refunded, 5.125%, 9/01/32	1,100,000	1,177,957
Guaranteed, Refunding, AGMC Insured, 5.125%, 9/01/32	3,150,000	3,339,661
Erie Water Authority Water Revenue,
AGMC Insured, Pre-Refunded, 5.00%, 12/01/43	6,125,000	6,223,209
Refunding, 5.00%, 12/01/43	6,000,000	6,731,100
Refunding, AGMC Insured, 5.00%, 12/01/43	875,000	887,775
Falls Township Authority Water and Sewer Revenue, Bucks County, Guaranteed, 5.00%, 12/01/41	2,210,000	2,403,662
Franklin County IDAR, The Chambersburg Hospital Project, 5.375%, 7/01/42	10,000,000	10,600,600
Geisinger Authority Revenue, Geisinger Health System, Refunding, Series A, Sub Series A-1, 5.00%,
2/15/45	13,500,000	15,233,130
General Authority of Southcentral Pennsylvania Revenue,
Assn. of Independent Colleges and Universities, Financing Program, York College of Pennsylvania
Project, Series II, Pre-Refunded, 5.75%, 11/01/41	9,500,000	10,504,340
WellSpan Health Obligated Group, Refunding, Series A, 5.00%, 6/01/44	11,955,000	13,126,590
WellSpan Health Obligated Group, Series A, Pre-Refunded, 6.00%, 6/01/25	10,000,000	10,000,000
Indiana County Hospital Authority Hospital Revenue, Indiana Regional Medical Center, Series A, 6.00%,
6/01/39	1,625,000	1,769,203

| 124

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pennsylvania Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
Lackawanna County GO,
Refunding, Series B, AGMC Insured, 5.00%, 9/01/30	$3,025,000	$3,195,549
Refunding, Series B, AGMC Insured, 5.00%, 9/01/35	2,735,000	2,879,982
Series B, AGMC Insured, Pre-Refunded, 5.00%, 9/01/30	5,075,000	5,420,810
Series B, AGMC Insured, Pre-Refunded, 5.00%, 9/01/35	4,765,000	5,089,687
Lancaster County Hospital Authority Revenue, University of Pennsylvania Health System, Refunding,
Series B, 5.00%, 8/15/46	4,165,000	4,688,832
Latrobe IDA College Revenue, St. Vincent College Project, 5.00%, 5/01/43	4,120,000	4,335,558
Lehigh County Authority Water and Sewer Revenue, City of Allentown Concession, Series A, 5.00%,
12/01/43	5,240,000	5,747,494
Lehigh County General Purpose Authority Revenue, Muhlenberg College Project, Pre-Refunded, 5.25%,
2/01/34	1,500,000	1,534,785
Luzerne County IDA Water Facility Revenue, Pennsylvania American Water Co. Water Facilities,
Refunding, 5.50%, 12/01/39	10,000,000	10,516,400
Lycoming County Authority Health System Revenue, Susquehanna Health System Project, Refunding,
Series A, 5.75%, 7/01/39	25,000,000	26,079,000
Lycoming County Authority Revenue,
AICUP Financing Program, Lycoming College Project, Series MM1, 5.25%, 11/01/38	1,400,000	1,566,530
AICUP Financing Program, Lycoming College Project, Series MM1, 5.25%, 11/01/43	1,495,000	1,668,854
Lycoming County Water and Sewer Authority Revenue, Guaranteed Sewer, AGMC Insured, Pre-
Refunded, 5.00%, 11/15/35.	5,835,000	6,102,185
Marple Newtown School District GO, Delaware County, AGMC Insured, Pre-Refunded, 5.00%, 6/01/31	11,225,000	11,586,557
McKeesport Municipal Authority Sewer Revenue, Pre-Refunded, 5.75%, 12/15/39	5,000,000	5,296,800
Monroe County Hospital Authority Hospital Revenue, Pocono Medical Center, Series A, Pre-Refunded,
5.00%, 1/01/41	4,000,000	4,407,600
Montgomery County Higher Education and Health Authority Revenue,
Arcadia University, 5.625%, 4/01/40	5,750,000	5,991,845
Thomas Jefferson University, Refunding, Series A, 5.00%, 9/01/43	3,000,000	3,395,400
Montgomery County IDA Health System Revenue, Jefferson Health System, Series A, 5.00%, 10/01/41	9,600,000	10,256,352
Montgomery County IDAR, New Regional Medical Center Project, Mortgage, FHA Insured, Pre-
Refunded, 5.375%, 8/01/38.	4,995,000	5,358,037
Northampton County General Purpose Authority College Revenue, Lafayette College, Refunding, 5.00%,
11/01/47	2,500,000	2,863,025
Northampton County General Purpose Authority Hospital Revenue,
St. Luke’s Hospital Project, Series B, 5.50%, 8/15/33.	2,200,000	2,342,120
St. Luke’s University Health Network Project, Refunding, Series A, 5.00%, 8/15/46	10,000,000	11,105,600
Northampton County General Purpose Authority Revenue, Higher Education, Lehigh University, Series A,
Pre-Refunded, 5.00%, 11/15/39.	20,000,000	20,627,000
Northeastern Hospital and Education Authority Revenue, Wilkes University Project, Series A, 5.25%,
3/01/42	2,400,000	2,551,152
[a] Northhampton County General Purpose Authority Hospital Revenue,
State Lukes University Health Network Project, Refunding, Series A, 5.00%, 8/15/43	2,285,000	2,576,566
State Lukes University Health Network Project, Refunding, Series A, 5.00%, 8/15/48	2,500,000	2,809,875
Pennsylvania State Economic Development Financing Authority Revenue,
UPMC, Refunding, Series A, 4.00%, 11/15/42	5,000,000	5,102,600
UPMC, Series A, 5.00%, 2/01/45	5,000,000	5,505,100
Water Facilities, Aqua Pennsylvania Inc. Project, Series B, 5.00%, 12/01/43.	25,000,000	26,544,250
Water Facility, Pennsylvania-American Water Co. Project, 6.20%, 4/01/39	12,000,000	12,404,880
Pennsylvania State GO, Second Series, Pre-Refunded, 5.00%, 4/15/23	5,000,000	5,144,300

| 125

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pennsylvania Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
Pennsylvania State Higher Educational Facilities Authority Revenue,
AICUP Financing Program, Gwynedd Mercy College Project, Series KK1, 5.375%, 5/01/42	$1,800,000	$1,875,438
AICUP Financing Program, St. Francis University Project, Series JJ2, Pre-Refunded, 6.25%,
11/01/41	3,840,000	4,372,301
Bryn Mawr College, Refunding, 5.00%, 12/01/44	6,365,000	7,259,855
Edinboro University Foundation, Student Housing Project, Pre-Refunded, 6.00%, 7/01/43	3,500,000	3,786,825
Foundation for Indiana University, Student Housing Project, Series B, Pre-Refunded, 5.00%, 7/01/41 .	1,250,000	1,387,750
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University
of Pennsylvania, 5.00%, 10/01/35	1,400,000	1,461,810
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University
of Pennsylvania, 6.25%, 10/01/43	7,000,000	7,678,160
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University
of Pennsylvania, 5.00%, 10/01/44	2,000,000	2,084,240
St. Joseph’s University, Series A, 5.00%, 11/01/40	15,000,000	15,849,150
Temple University, First Series, 5.00%, 4/01/42	15,000,000	16,171,650
Thomas Jefferson University, Pre-Refunded, 5.00%, 3/01/40	16,980,000	17,865,167
Thomas Jefferson University, Refunding, Series A, 5.00%, 9/01/45	7,465,000	8,259,351
The Trustees of the University of Pennsylvania, Series A, 5.00%, 8/15/36	2,750,000	3,186,425
The Trustees of the University of Pennsylvania, Series A, 4.00%, 8/15/41	5,705,000	6,004,570
The Trustees of the University of Pennsylvania, Series A, 5.00%, 8/15/46	14,000,000	16,071,160
The Trustees of the University of Pennsylvania, Series A, Pre-Refunded, 5.00%, 9/01/41	25,000,000	27,067,000
University of the Sciences in Philadelphia, 5.00%, 11/01/42	5,000,000	5,409,900
University of the Sciences in Philadelphia, Series A, 5.00%, 11/01/36	4,250,000	4,688,982
University of Pennsylvania Health System, 5.00%, 8/15/40	6,475,000	7,294,023
University of Pennsylvania Health System, Pre-Refunded, 5.75%, 8/15/41.	3,950,000	4,418,154
University of Pennsylvania Health System, Series A, 4.00%, 8/15/42	5,000,000	5,214,950
University of Pennsylvania Health System, Series A, 5.00%, 8/15/42	9,000,000	10,258,380
University of Pennsylvania Health System, Series B, Pre-Refunded, 6.00%, 8/15/26	5,000,000	5,044,500
University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31.	13,000,000	13,712,920
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue,
University Properties Inc. Student Housing Project at East Stroudsburg University of Pennsylvania,
5.00%, 7/01/42	5,500,000	5,659,115
University Properties Inc. Student Housing Project at East Stroudsburg University of Pennsylvania,
Refunding, Series A, 5.00%, 7/01/35	1,000,000	1,073,390
Pennsylvania State Public School Building Authority Community College Revenue, Community College of
Philadelphia Project, Pre-Refunded, 6.00%, 6/15/28	5,000,000	5,112,500
Pennsylvania State Turnpike Commission Turnpike Revenue,
Series C, 5.00%, 12/01/43	10,000,000	10,921,000
Special, Motor License Fund Enhanced Turnpike, Series A, Pre-Refunded, 5.50%, 12/01/41	5,000,000	5,441,100
Subordinate, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/39	17,200,000	17,754,012
Subordinate, Series C, Subseries C-1, Assured Guaranty, Pre-Refunded, 6.25%, 6/01/38	5,000,000	5,000,000
Subordinate, Series D, Pre-Refunded, 5.125%, 12/01/40	10,000,000	10,487,200
Subseries A, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/39	2,800,000	2,890,188
Pennsylvania State University Revenue,
5.00%, 3/01/40	1,500,000	1,572,645
Series A, 5.00%, 9/01/40	10,490,000	11,978,006
Series A, 5.00%, 9/01/41	10,000,000	11,537,100
Series A, 5.00%, 9/01/42	15,750,000	18,399,937
Series A, 5.00%, 9/01/47	10,000,000	11,638,400

| 126

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pennsylvania Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
Philadelphia Airport Revenue,
Refunding, Series B, 5.00%, 7/01/42	$10,000,000	$11,265,100
Series A, AGMC Insured, 5.00%, 6/15/35.	5,000,000	5,264,250
Series A, AGMC Insured, 5.00%, 6/15/40.	5,000,000	5,254,050
Philadelphia Authority for IDR,
The Children’s Hospital of Philadelphia Project, Series A, 5.00%, 7/01/42	5,000,000	5,610,500
International Apartments at Temple University, Series A, 5.625%, 6/15/42	4,000,000	4,138,920
Temple University, First Series, 5.00%, 4/01/40	5,000,000	5,603,000
Temple University, Second Series, 5.00%, 4/01/36	5,000,000	5,622,650
Thomas Jefferson University, Refunding, Series A, 5.00%, 9/01/47	11,150,000	12,417,420
Philadelphia Gas Works Revenue,
1998 General Ordinance, Ninth Series, 5.25%, 8/01/40	3,490,000	3,696,364
1998 General Ordinance, Ninth Series, Pre-Refunded, 5.25%, 8/01/40	2,230,000	2,386,211
1998 General Ordinance, Refunding, Fifteenth Series, 5.00%, 8/01/42	5,000,000	5,620,650
1998 General Ordinance, Refunding, Fifteenth Series, 5.00%, 8/01/47	6,000,000	6,719,700
1998 General Ordinance, Refunding, Fourteenth Series, 5.00%, 10/01/32	1,000,000	1,138,430
Twelfth, Series B, NATL Insured, ETM, 7.00%, 5/15/20	200,000	213,812
Philadelphia GO,
Refunding, Series A, Assured Guaranty, 5.125%, 8/01/25	4,480,000	4,648,314
Refunding, Series A, Assured Guaranty, 5.25%, 8/01/26	4,460,000	4,634,431
Series A, 5.25%, 7/15/33	5,000,000	5,410,900
Series A, Assured Guaranty, Pre-Refunded, 5.125%, 8/01/25	520,000	540,088
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 8/01/26.	540,000	561,627
Philadelphia Hospitals and Higher Education Facilities Authority Revenue, The Children’s Hospital of
Philadelphia Project, Series C, 5.00%, 7/01/41	5,000,000	5,404,700
Philadelphia Housing Authority Capital Fund Program Revenue, Series A, AGMC Insured, 5.00%,
12/01/21	5,000,000	5,014,850
Philadelphia Municipal Authority Lease Revenue,
Pre-Refunded, 6.50%, 4/01/34	3,250,000	3,376,620
Pre-Refunded, 6.50%, 4/01/39	2,500,000	2,597,400
Philadelphia School District GO, Series E, Pre-Refunded, 6.00%, 9/01/38	5,000,000	5,053,388
Philadelphia Water and Wastewater Revenue,
Series A, 5.00%, 7/01/40	10,000,000	11,161,800
Series A, 5.00%, 1/01/41	13,000,000	13,748,670
Series A, 5.00%, 10/01/42	10,000,000	11,423,600
Series A, 5.125%, 1/01/43	5,000,000	5,389,200
Series A, 5.00%, 7/01/45	5,000,000	5,566,150
Series A, 5.00%, 10/01/47	5,000,000	5,681,600
Series A, Pre-Refunded, 5.25%, 1/01/36	3,000,000	3,060,300
Series C, AGMC Insured, 5.00%, 8/01/35	1,620,000	1,707,334
Series C, AGMC Insured, Pre-Refunded, 5.00%, 8/01/35	5,380,000	5,740,352
Pine-Richland School District GO, Allegheny County, Assured Guaranty, 5.00%, 3/01/39	15,130,000	15,942,178
Pocono Mountains Industrial Park Authority Hospital Revenue, St. Luke’s Hospital, Monroe Project, Series
A, 5.00%, 8/15/40	5,000,000	5,497,300
Reading GO, AGMC Insured, Pre-Refunded, 6.00%, 11/01/28	2,000,000	2,035,620
Scranton-Lackawanna Health and Welfare Authority Revenue, University of Scranton, Refunding, 5.00%,
11/01/37	4,000,000	4,388,080
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Series B,
Assured Guaranty, Pre-Refunded, 5.375%, 7/01/35	10,000,000	10,682,500

| 127

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pennsylvania Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
State College Area School District GO,
5.00%, 3/15/40	$16,400,000	$18,591,860
Centre County, 5.00%, 5/15/37	1,075,000	1,265,791
Centre County, 5.00%, 5/15/44	3,500,000	4,091,570
State Public School Building Authority Revenue,
Commonwealth of Pennsylvania, School Lease, The School District of Philadelphia Project,
Refunding, Series A, AGMC Insured, 5.00%, 6/01/32.	7,095,000	8,032,391
Commonwealth of Pennsylvania, School Lease, The School District of Philadelphia Project,
Refunding, Series A, AGMC Insured, 5.00%, 6/01/33.	3,000,000	3,384,480
State Public School Building Authority School Lease Revenue, The School District of the City of
Harrisburg Project, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 11/15/33	5,000,000	5,151,951
Swarthmore Borough Authority Revenue, Swarthmore College, 5.00%, 9/15/43	1,000,000	1,122,390
Union County Higher Educational Facilities Financing Authority University Revenue, Bucknell University,
Series A, 5.00%, 4/01/42	5,000,000	5,451,200
University of Pittsburgh of the Commonwealth System of Higher Education Revenue,
University Capital Project, Series B, Pre-Refunded, 5.00%, 9/15/31.	10,000,000	10,262,400
University Capital Project, Series C, Pre-Refunded, 5.00%, 9/15/35	5,000,000	5,204,100
Washington County IDA College Revenue,
Washington and Jefferson College, Pre-Refunded, 5.25%, 11/01/30	7,525,000	7,996,592
Washington and Jefferson College, Pre-Refunded, 5.00%, 11/01/36	8,470,000	8,961,345
West Mifflin Area School District GO, Allegheny County, AGMC Insured, Pre-Refunded, 5.125%, 4/01/31 .	1,000,000	1,011,420
Whitehall-Coplay School District GO,
Series A, AGMC Insured, 5.375%, 11/15/34	555,000	571,262
Series A, AGMC Insured, Pre-Refunded, 5.375%, 11/15/34	5,445,000	5,632,199
		1,144,365,984
U.S. Territories 0.9%
Puerto Rico 0.9%
[b] Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	5,000,000	1,962,500
Series TT, 5.00%, 7/01/32	5,100,000	2,027,250
Series XX, 5.25%, 7/01/40	16,020,000	6,367,950
		10,357,700
Total Municipal Bonds (Cost $1,121,528,646) 99.4%.		1,154,723,684
Other Assets, less Liabilities 0.6%.		6,638,917
Net Assets 100.0%		$1,161,362,601

See Abbreviations on page 136.

aSecurity purchased on a when-issued basis.
bDefaulted security or security for which income has been deemed uncollectible.

| 128

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2018 (unaudited)
Franklin Virginia Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 98.5%
Virginia 88.6%
Bristol Utility System Revenue, AGMC Insured, ETM, 5.00%, 7/15/21.	$1,020,000	$1,065,308
Capital Region Airport Commission Airport Revenue, Series A, AGMC Insured, Pre-Refunded, 5.00%,
7/01/31	2,000,000	2,005,420
Chesterfield County EDA, PCR, Virginia Electric and Power Co. Project, Refunding, Series A, 5.00%,
5/01/23	5,000,000	5,155,400
Chesterfield County EDA Revenue,
Bon Secours Health System Inc., Series C-1, AGMC Insured, 5.00%, 11/01/42.	2,250,000	2,393,123
Bon Secours Health System Inc., Series C-2, Assured Guaranty, 5.00%, 11/01/42	8,000,000	8,508,880
Fairfax County EDA Residential Care Facilities Mortgage Revenue,
Goodwin House Inc., Refunding, Series A, 4.00%, 10/01/42	1,500,000	1,523,325
Goodwin House Inc., Refunding, Series A, 5.00%, 10/01/42	5,840,000	6,486,605
Fairfax County EDA Revenue, Metrorail Parking System Project, 5.00%, 4/01/42	5,085,000	5,876,734
Fairfax County EDA Transportation District Improvement Revenue, Silver Line Phase I Project, Pre-
Refunded, 5.00%, 4/01/36	10,000,000	10,573,600
Fairfax County IDAR,
Health Care, Inova Health System Project, Series A, 5.00%, 5/15/44	2,500,000	2,779,075
Health Care, Inova Health System Project, Series A, Pre-Refunded, 5.50%, 5/15/35	6,445,000	6,674,120
Health Care, Inova Health System Project, Series A, Pre-Refunded, 5.50%, 5/15/35	3,555,000	3,679,638
Health Care, Inova Health System Project, Series C, Pre-Refunded, 5.00%, 5/15/25	3,500,000	3,608,045
Fairfax County Sewer Revenue,
5.00%, 7/15/36	3,100,000	3,656,078
5.00%, 7/15/37	2,760,000	3,252,660
Fairfax County Water Authority Revenue,
Refunding, 5.00%, 4/01/43	3,510,000	4,103,997
Refunding, 5.00%, 4/01/47	5,000,000	5,829,150
Hampton Roads Sanitation District Wastewater Revenue,
Refunding, Subordinate, Series A, 5.00%, 8/01/31	6,200,000	7,297,276
Refunding, Subordinate, Series A, 5.00%, 8/01/33	5,115,000	5,975,190
Refunding, Subordinate, Series A, 5.00%, 8/01/43	11,840,000	13,634,470
Hampton Roads Transportation Accountability Commission Revenue, Transportation Fund, senior lien,
Series A, 5.00%, 7/01/48	15,000,000	17,521,200
Henrico County EDA Revenue, Bon Secours Health System Inc., Refunding, 5.00%, 11/01/30	7,000,000	7,744,520
Hopewell Sewer System Revenue, Refunding, Series A, 5.00%, 7/15/42	4,850,000	5,194,398
Lexington IDA Educational Facilities Revenue,
VMI Development Board Inc. Project, Series C, Pre-Refunded, 5.00%, 12/01/36	5,000,000	5,158,550
Washington and Lee University, 5.00%, 1/01/43.	10,000,000	10,881,900
Lexington IDA Residential Care Facility Revenue,
Kendal at Lexington, Series A, 5.00%, 1/01/42	1,000,000	1,082,250
Kendal at Lexington, Series A, 5.00%, 1/01/48	1,250,000	1,349,488
Loudoun County Sanitation Authority Water and Sewer Revenue, Refunding, 5.00%, 1/01/29	4,770,000	5,554,808
Lynchburg EDA Hospital Revenue, Centra Health Obligated Group, Refunding, Series A, 5.00%, 1/01/47	4,500,000	5,038,650
Norfolk GO,
Capital Improvement, Series A, 5.00%, 10/01/41	1,040,000	1,200,462
Capital Improvement, Series A, 5.00%, 10/01/46	2,500,000	2,875,750
Capital Improvement, Series A, Pre-Refunded, 5.00%, 8/01/32	5,845,000	6,690,947
Capital Improvement, Series C, Pre-Refunded, 5.00%, 10/01/42	7,825,000	8,491,220
Norfolk Water Revenue,
5.00%, 11/01/43	6,920,000	8,090,241
5.00%, 11/01/47	6,925,000	8,071,364
Northern Virginia Transportation Authority Transportation Special Tax Revenue, 5.00%, 6/01/33	3,000,000	3,414,930
Pittsylvania County School GO, Series B, Pre-Refunded, 5.75%, 2/01/30	5,800,000	5,957,238

Quarterly Statement of Investments | See Notes to Statements of Investments. | 129

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Virginia Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Virginia (continued)
Portsmouth GO,
Public Utility, Refunding, Series A, 5.00%, 7/15/41	$4,010,000	$4,404,424
Public Utility, Series A, Pre-Refunded, 5.00%, 7/15/41	5,990,000	6,693,645
Prince William County IDA Health Care Facilities Revenue, Novant Health Obligated Group, Prince William
Hospital, Refunding, Series B, 5.00%, 11/01/46	10,000,000	10,696,100
Prince William County IDA Revenue, George Mason University Foundation, Prince William Life Sciences
Lab LLC Project, Series AA, Pre-Refunded, 5.125%, 9/01/41	3,200,000	3,500,672
Richmond Public Utility Revenue,
Refunding, Series A, 5.00%, 1/15/33	10,000,000	11,595,500
Refunding, Series A, 5.00%, 1/15/43	10,000,000	11,064,400
Series A, Pre-Refunded, 5.00%, 1/15/35	11,495,000	11,727,659
Riverside Regional Jail Authority Jail Facility Revenue, Refunding, 5.00%, 7/01/31	6,215,000	7,173,167
Roanoke County EDA Lease Revenue, Public Facility Projects, Assured Guaranty, Pre-Refunded, 5.125%,
10/15/37	10,000,000	10,131,600
Roanoke EDA Hospital Revenue, Carilion Clinic Obligated Group, Refunding, 5.00%, 7/01/33	10,615,000	11,223,346
Roanoke IDA Hospital Revenue,
Carilion Health System Obligated Group, Series B, AGMC Insured, 5.00%, 7/01/38	3,950,000	4,136,953
Carilion Health System Obligated Group, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 7/01/38	50,000	53,191
Smyth County GO, Public Improvement, Series A, Pre-Refunded, 5.00%, 11/01/31	4,145,000	4,549,801
Stafford County and Staunton IDAR,
Virginia Municipal League Assn. of Counties Finance Program, XLCA Insured, 5.00%, 8/01/37	960,000	962,534
Virginia Municipal League Assn. of Counties Finance Program, XLCA Insured, Pre-Refunded, 5.00%,
8/01/37	3,025,000	3,041,849
Suffolk GO,
Pre-Refunded, 5.00%, 2/01/41	7,395,000	7,968,334
Pre-Refunded, 5.00%, 2/01/41	2,605,000	2,814,025
Pre-Refunded, 5.00%, 6/01/42	10,000,000	10,900,400
University of Virginia Revenue,
General, Refunding, Series A, 5.00%, 6/01/43.	15,000,000	16,771,950
Pre-Refunded, 5.00%, 6/01/40	5,000,000	5,000,000
Refunding, Series A, 5.00%, 4/01/47	9,630,000	11,202,386
Virginia College Building Authority Educational Facilities Revenue,
21st Century College and Equipment Programs, Series A, 4.00%, 2/01/30	7,000,000	7,530,180
Liberty University Projects, 5.25%, 3/01/29	2,860,000	3,023,792
Liberty University Projects, 5.00%, 3/01/41	26,855,000	28,188,619
Public Higher Education Financing Program, Refunding, Series A, 5.00%, 9/01/27	4,000,000	4,743,760
Public Higher Education Financing Program, Series A, Pre-Refunded, 5.00%, 9/01/33.	4,010,000	4,044,687
Washington and Lee University, Refunding, Series A, 5.00%, 1/01/40	5,000,000	5,633,900
Virginia Port Authority Port Facilities Revenue, Pre-Refunded, 5.00%, 7/01/40.	6,000,000	6,204,720
Virginia Small Business Financing Authority Revenue, Transform 66 P3 Project, 5.00%, 12/31/47	1,600,000	1,765,504
Virginia State Commonwealth Transportation Board Revenue,
Federal Transportation Grant Anticipation Notes, 5.00%, 9/15/30.	2,260,000	2,659,817
Federal Transportation Grant Anticipation Notes, 5.00%, 9/15/31.	4,000,000	4,684,880
Virginia State HDA Revenue,
Rental Housing, Series B, 5.625%, 6/01/39	7,240,000	7,506,577
Rental Housing, Series B, 5.00%, 6/01/45.	3,050,000	3,163,674
Rental Housing, Series E, 5.00%, 10/01/44.	6,540,000	6,677,863
Rental Housing, Series F, 5.05%, 12/01/44	12,125,000	12,436,734
Rental Housing, Series F, 5.00%, 4/01/45	2,125,000	2,195,720
Virginia State Public School Authority Revenue,
School Financing, 1997 Resolution, Refunding, Series B, 5.00%, 8/01/24	10,000,000	11,622,900
Special Obligation Fluvanna County, School Financing, Pre-Refunded, 6.00%, 12/01/32	5,000,000	5,109,300

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Virginia Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Virginia (continued)
Virginia State Resources Authority Infrastructure Revenue,
Pooled Financing Program, Refunding, Series B, 5.00%, 11/01/41.	$3,630,000	$3,961,927
Pooled Financing Program, Series B, Pre-Refunded, 5.00%, 11/01/41	5,780,000	6,344,475
Virginia Pooled Financing Program, Pre-Refunded, 5.00%, 11/01/38	1,465,000	1,485,158
Virginia Pooled Financing Program, Refunding, 5.00%, 11/01/45	5,255,000	6,031,111
Virginia Pooled Financing Program, Senior Series A, 5.00%, 11/01/38	135,000	136,781
Virginia Pooled Financing Program, Series A, 5.00%, 11/01/38	5,165,000	5,957,673
Virginia State Small Business Financing Authority Healthcare Facilities Revenue, Sentara Healthcare,
Refunding, 5.00%, 11/01/40.	23,000,000	24,249,820
Virginia State Small Business Financing Authority Private Activity Revenue, Transform 66 P3 Project,
5.00%, 12/31/49	5,000,000	5,500,950
Winchester EDA Hospital Revenue, Valley Health System Obligated Group, Refunding, 5.00%, 1/01/44	5,000,000	5,512,600
Winchester IDA Hospital Revenue, Valley Health System Obligated Group, Series E, Pre-Refunded,
5.625%, 1/01/44	3,350,000	3,425,442
		543,806,510
District of Columbia 9.0%
Metropolitan Washington Airports Authority Airport System Revenue,
Refunding, Series A, 5.00%, 10/01/35	12,000,000	12,771,240
Refunding, Series B, BHAC Insured, 5.00%, 10/01/29	3,000,000	3,115,410
Refunding, Series C, 5.125%, 10/01/34	6,450,000	6,521,273
Metropolitan Washington Airports Authority Dulles Toll Road Revenue,
Dulles Metrorail and Capital Improvement Projects, first senior lien, Series A, 5.00%, 10/01/39	10,000,000	10,347,400
Dulles Metrorail and Capital Improvement Projects, first senior lien, Series A, 5.25%, 10/01/44	12,000,000	12,450,960
Washington Metropolitan Area Transit Authority Gross Revenue,
Transit, Refunding, Series A-2, 5.00%, 7/01/34	1,750,000	2,052,015
Transit, Series A, Pre-Refunded, 5.125%, 7/01/32	2,000,000	2,073,080
Transit, Series B, 5.00%, 7/01/42	5,000,000	5,793,500
		55,124,878
U.S. Territories 0.9%
Puerto Rico 0.9%
[a] Puerto Rico Electric Power Authority Power Revenue,
Series WW, 5.50%, 7/01/38.	5,200,000	2,067,000
Series XX, 5.25%, 7/01/40	8,400,000	3,339,000
		5,406,000
Total Municipal Bonds (Cost $590,539,852) 98.5%.		604,337,388
Other Assets, less Liabilities 1.5%		9,270,636
Net Assets 100.0%.		$613,608,024

See Abbreviations on page 136.

[a]Defaulted security or security for which income has been deemed uncollectible.

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FRANKLIN TAX-FREE TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. CONCENTRATION OF RISK

Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state, U.S. territories, and the District of Columbia. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states, U.S. territories, and the District of Columbia. Investing in Puerto Rico securities may expose the Funds to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

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FRANKLIN TAX-FREE TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

4. RESTRICTED SECURITIES

At May 31, 2018, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933 deemed to be liquid, were as follows:

			Acquisition
Units Issuer			Date		Cost	Value
Franklin High Yield Tax-Free Income Fund
9,185,586 1155 Island Avenue LLC, LP (Value is 0.0%† of Net Assets)			12/04/14	$717,086		$3,350,360

†Rounds to less than 0.1% of net assets.

5. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’
financial instruments and are summarized in the following fair value hierarchy:

• Level 1 – quoted prices in active markets for identical financial instruments

• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of the inputs used as of May 31, 2018, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3			Total
Franklin Alabama Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$254,494,568		$—		$254,494,568
Franklin Arizona Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$913,470,945		$—		$913,470,945
Short Term Investments	—	22,125,000		—		22,125,000
Total Investments in Securities	$—	$935,595,945		$—		$935,595,945
Franklin Colorado Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$691,038,449		$—		$691,038,449
Short Term Investments	—	6,415,000		—		6,415,000
Total Investments in Securities	$—	$697,453,449		$—		$697,453,449

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FRANKLIN TAX-FREE TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

5. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3	Total
Franklin Connecticut Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$251,908,360	$—	$251,908,360
Short Term Investments	—	100,000	—	100,000
Total Investments in Securities	$—	$252,008,360	$—	$252,008,360

Franklin Federal Intermediate-Term Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$3,767,799,491	$—	$3,767,799,491
Short Term Investments	—	187,805,000	—	187,805,000
Total Investments in Securities	$—	$3,955,604,491	$—	$3,955,604,491

Franklin Federal Limited-Term Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$917,135,854	$—	$917,135,854
Short Term Investments	—	46,727,479	—	46,727,479
Total Investments in Securities	$—	$963,863,333	$—	$963,863,333

Franklin Florida Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$604,018,955	$—	$604,018,955
Short Term Investments	—	5,200,000	—	5,200,000
Total Investments in Securities	$—	$609,218,955	$—	$609,218,955

Franklin Georgia Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$491,304,513	$45	$491,304,558
Short Term Investments	—	300,000	—	300,000
Total Investments in Securities	$—	$491,604,513	$45	$491,604,558

Franklin High Yield Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Common Stocks and Other Equity Interests	$—	$—	$3,350,360	$3,350,360
Municipal Bonds	—	6,502,037,283	15	6,502,037,298
Short Term Investments	—	16,394,830	—	16,394,830
Total Investments in Securities	$—	$6,518,432,113	$3,350,375	$6,521,782,488

Franklin Kentucky Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$156,313,434	$—	$156,313,434
Short Term Investments	—	2,200,000	—	2,200,000
Total Investments in Securities	$—	$158,513,434	$—	$158,513,434

Franklin Louisiana Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$389,250,757	$—	$389,250,757
Short Term Investments	—	1,100,000	—	1,100,000
Total Investments in Securities	$—	$390,350,757	$—	$390,350,757

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FRANKLIN TAX-FREE TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2	Level 3	Total
Franklin Maryland Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$428,734,458	$—	$428,734,458
Short Term Investments	—	700,000	—	700,000
Total Investments in Securities	$—	$429,434,458	$—	$429,434,458

Franklin Massachusetts Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$450,319,573	$—	$450,319,573
Short Term Investments	—	2,100,000	—	2,100,000
Total Investments in Securities	$—	$452,419,573	$—	$452,419,573

Franklin Michigan Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$947,712,895	$—	$947,712,895
Short Term Investments	—	4,000,000	—	4,000,000
Total Investments in Securities	$—	$951,712,895	$—	$951,712,895

Franklin Minnesota Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$1,018,098,130	$—	$1,018,098,130
Short Term Investments	—	300,000	—	300,000
Total Investments in Securities	$—	$1,018,398,130	$—	$1,018,398,130

Franklin Missouri Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$1,003,620,735	$—	$1,003,620,735
Short Term Investments	—	1,400,000	—	1,400,000
Total Investments in Securities	$—	$1,005,020,735	$—	$1,005,020,735

Franklin New Jersey Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$898,836,713	$—	$898,836,713
Short Term Investments	—	1,600,000	—	1,600,000
Total Investments in Securities	$—	$900,436,713	$—	$900,436,713

Franklin North Carolina Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$869,424,656	$—	$869,424,656
Short Term Investments	—	200,000	—	200,000
Total Investments in Securities	$—	$869,624,656	$—	$869,624,656

Franklin Ohio Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$1,540,575,434	$—	$1,540,575,434
Short Term Investments	—	6,300,000	—	6,300,000
Total Investments in Securities	$—	$1,546,875,434	$—	$1,546,875,434

| 135

FRANKLIN TAX-FREE TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

5. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3	Total
Franklin Oregon Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$1,185,684,643	$—	$1,185,684,643
Short Term Investments	—	125,075	—	125,075
Total Investments in Securities	$—	$1,185,809,718	$—	$1,185,809,718

Franklin Pennsylvania Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$1,154,723,684	$—	$1,154,723,684

Franklin Virginia Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$604,337,388	$—	$604,337,388

aFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

6. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

7. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Currency
USD United States Dollar

| 136

FRANKLIN TAX-FREE TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Selected Portfolio
AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
BHAC	Berkshire Hathaway Assurance Corp.
CDA	Community Development Authority/Agency
CDD	Community Development District
CDR	Community Development Revenue
CFD	Community Facilities District
COP	Certificate of Participation
CSD	Central School District
EDA	Economic Development Authority
EDC	Economic Development Corp.
EDR	Economic Development Revenue
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority/Agency
FICO	Financing Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GARB	General Airport Revenue Bonds
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority/Agency
HDC	Housing Development Corp.
HFA	Housing Finance Authority/Agency
HFAR	Housing Finance Authority Revenue
ID	Improvement District
IDA	Industrial Development Authority/Agency
IDAR	Industrial Development Authority Revenue
IDB	Industrial Development Bond/Board
IDBR	Industrial Development Board Revenue

| 137

FRANKLIN TAX-FREE TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Selected Portfolio
IDR	Industrial Development Revenue
ISD	Independent School District
LIBOR	London InterBank Offered Rate
LOC	Letter of Credit
MAC	Municipal Assurance Corp.
MBS	Mortgage-Backed Security
MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue
MTA	Metropolitan Transit Authority
MUNIPSA	SIFMA Municipal Swap Index
NATL	National Public Financial Guarantee Corp.
PBA	Public Building Authority
PCC	Pollution Control Corp.
PCFA	Pollution Control Financing Authority
PCR	Pollution Control Revenue
PFA	Public Financing Authority
PFAR	Public Financing Authority Revenue
PSF	Permanent School Fund
RDA	Redevelopment Agency/Authority
RDAR	Redevelopment Agency Revenue
SF	Single Family
SFM	Single Family Mortgage
SFMR	Single Family Mortgage Revenue
SPA	Standby Purchase Agreement
SRF	State Revolving Fund
TAN	Tax Anticipation Note
TRAN	Tax and Revenue Anticipation Note
UHSD	Unified/Union High School District
USD	Unified/Union School District
XLCA	XL Capital Assurance

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

| 138

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-FREE TRUST

By  /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

       Finance and Administration

Date  July 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

       Finance and Administration

Date  July 26, 2018

By  /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

       Chief Accounting Officer

Date  July 26, 2018